UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (56.0%)
3M Co. (Miscellaneous Manufacturing)	2,548	$420,293
Abbott Laboratories (Pharmaceuticals)	6,027	279,231
AbbVie, Inc. (Pharmaceuticals)	6,370	372,899
Accenture PLC - Class A (Computers)	2,499	234,131
ACE, Ltd. (Insurance)	1,323	147,501
Actavis PLC* (Pharmaceuticals)	1,568	466,668
Adobe Systems, Inc.* (Software)	1,911	141,299
Aetna, Inc. (Healthcare - Services)	1,421	151,379
Affiliated Managers Group, Inc.* (Diversified Financial Services)	196	42,097
AFLAC, Inc. (Insurance)	1,764	112,914
Agilent Technologies, Inc. (Electronics)	1,323	54,971
AGL Resources, Inc. (Gas)	490	24,329
Air Products & Chemicals, Inc. (Chemicals)	784	118,604
Airgas, Inc. (Chemicals)	294	31,196
Akamai Technologies, Inc.* (Software)	735	52,218
Alcoa, Inc. (Mining)	4,900	63,308
Alexion Pharmaceuticals, Inc.* (Biotechnology)	833	144,359
Allegheny Technologies, Inc. (Iron/Steel)	441	13,234
Allegion PLC (Electronics)	392	23,979
Alliance Data Systems Corp.* (Advertising)	245	72,581
Allstate Corp. (Insurance)	1,666	118,569
Altera Corp. (Semiconductors)	1,225	52,565
Altria Group, Inc. (Agriculture)	7,889	394,608
Amazon.com, Inc.* (Internet)	1,519	565,220
Ameren Corp. (Electric)	980	41,356
American Airlines Group, Inc. (Airlines)	2,891	152,587
American Electric Power, Inc. (Electric)	1,960	110,250
American Express Co. (Diversified Financial Services)	3,528	275,606
American International Group, Inc. (Insurance)	5,488	300,688
American Tower Corp. (REIT)	1,715	161,468
Ameriprise Financial, Inc. (Diversified Financial Services)	735	96,167
AmerisourceBergen Corp. (Pharmaceuticals)	833	94,687
Ametek, Inc. (Electrical Components & Equipment)	980	51,489
Amgen, Inc. (Biotechnology)	3,038	485,624
Amphenol Corp. - Class A (Electronics)	1,225	72,189
Anadarko Petroleum Corp. (Oil & Gas)	2,009	166,365
Analog Devices, Inc. (Semiconductors)	1,225	77,175
Anthem, Inc. (Healthcare - Services)	1,078	166,454
Aon PLC (Insurance)	1,127	108,327
Apache Corp. (Oil & Gas)	1,519	91,641
Apartment Investment & Management Co. - Class A (REIT)	637	25,072
Apple Computer, Inc. (Computers)	23,324	2,902,204
Applied Materials, Inc. (Semiconductors)	4,949	111,649
Archer-Daniels-Midland Co. (Agriculture)	2,548	120,775
Assurant, Inc. (Insurance)	294	18,055
AT&T, Inc. (Telecommunications)	20,825	679,936
Autodesk, Inc.* (Software)	931	54,594
Automatic Data Processing, Inc. (Commercial Services)	1,911	163,658
AutoNation, Inc.* (Retail)	294	18,913
AutoZone, Inc.* (Retail)	147	100,278
Avago Technologies, Ltd. (Semiconductors)	1,029	130,662
AvalonBay Communities, Inc. (REIT)	539	93,921
Avery Dennison Corp. (Household Products/Wares)	343	18,148
Baker Hughes, Inc. (Oil & Gas Services)	1,764	112,155
Ball Corp. (Packaging & Containers)	539	38,075
Bank of America Corp. (Banks)	42,189	649,289
Bank of New York Mellon Corp. (Banks)	4,459	179,430
Bard (C.R.), Inc. (Healthcare - Products)	294	49,201
Baxter International, Inc. (Healthcare - Products)	2,156	147,686
BB&T Corp. (Banks)	2,891	112,720
Becton, Dickinson & Co. (Healthcare - Products)	833	119,610
Bed Bath & Beyond, Inc.* (Retail)	735	56,430
Berkshire Hathaway, Inc.* - Class B (Insurance)	7,301	1,053,680
Best Buy Co., Inc. (Retail)	1,176	44,441
Biogen Idec, Inc.* (Biotechnology)	931	393,105
BlackRock, Inc. (Diversified Financial Services)	490	179,262
Boeing Co. (Aerospace/Defense)	2,646	397,113
BorgWarner, Inc. (Auto Parts & Equipment)	931	56,307
Boston Properties, Inc. (REIT)	637	89,486
Boston Scientific Corp.* (Healthcare - Products)	5,341	94,803
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,664	429,828
Broadcom Corp. - Class A (Semiconductors)	2,205	95,465
Brown-Forman Corp. - Class B (Beverages)	637	57,553
C.H. Robinson Worldwide, Inc. (Transportation)	588	43,053
CA, Inc. (Software)	1,274	41,545
Cablevision Systems Corp. NY - Class A (Media)	882	16,141
Cabot Oil & Gas Corp. (Oil & Gas)	1,666	49,197
Cameron International Corp.* (Oil & Gas Services)	784	35,374
Campbell Soup Co. (Food)	735	34,214
Capital One Financial Corp. (Banks)	2,205	173,798
Cardinal Health, Inc. (Pharmaceuticals)	1,323	119,427
CarMax, Inc.* (Retail)	833	57,485
Carnival Corp. - Class A (Leisure Time)	1,813	86,735
Caterpillar, Inc. (Machinery - Construction & Mining)	2,450	196,073
CBRE Group, Inc.* - Class A (Real Estate)	1,127	43,626
CBS Corp. - Class B (Media)	1,813	109,922

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	3,185	$367,167
CenterPoint Energy, Inc. (Gas)	1,715	35,003
CenturyLink, Inc. (Telecommunications)	2,254	77,876
Cerner Corp.* (Software)	1,225	89,744
CF Industries Holdings, Inc. (Chemicals)	196	55,601
Chesapeake Energy Corp. (Oil & Gas)	2,058	29,141
Chevron Corp. (Oil & Gas)	7,546	792,179
Chipotle Mexican Grill, Inc.* (Retail)	147	95,629
CIGNA Corp. (Healthcare - Services)	1,029	133,194
Cimarex Energy Co. (Oil & Gas)	343	39,476
Cincinnati Financial Corp. (Insurance)	588	31,329
Cintas Corp. (Commercial Services)	392	31,999
Cisco Systems, Inc. (Telecommunications)	20,482	563,767
Citigroup, Inc. (Banks)	12,152	626,071
Citrix Systems, Inc.* (Software)	637	40,685
Clorox Co. (Household Products/Wares)	539	59,500
CME Group, Inc. (Diversified Financial Services)	1,274	120,661
CMS Energy Corp. (Electric)	1,127	39,344
Coach, Inc. (Retail)	1,127	46,692
Coca-Cola Co. (Beverages)	15,729	637,811
Coca-Cola Enterprises, Inc. (Beverages)	882	38,984
Cognizant Technology Solutions Corp.* (Computers)	2,450	152,856
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,430	237,836
Comcast Corp. - Class A (Media)	10,192	575,542
Comerica, Inc. (Banks)	735	33,171
Computer Sciences Corp. (Computers)	588	38,385
ConAgra Foods, Inc. (Food)	1,715	62,649
ConocoPhillips (Oil & Gas)	4,949	308,125
CONSOL Energy, Inc. (Coal)	931	25,966
Consolidated Edison, Inc. (Electric)	1,176	71,736
Constellation Brands, Inc.* (Beverages)	686	79,720
Corning, Inc. (Electronics)	5,096	115,577
Costco Wholesale Corp. (Retail)	1,764	267,237
Crown Castle International Corp. (REIT)	1,323	109,200
CSX Corp. (Transportation)	3,969	131,453
Cummins, Inc. (Machinery-Diversified)	686	95,107
CVS Caremark Corp. (Retail)	4,508	465,271
D.R. Horton, Inc. (Home Builders)	1,323	37,679
Danaher Corp. (Miscellaneous Manufacturing)	2,450	208,005
Darden Restaurants, Inc. (Retail)	490	33,977
DaVita, Inc.* (Healthcare - Services)	686	55,758
Deere & Co. (Machinery-Diversified)	1,372	120,310
Delphi Automotive PLC (Auto Parts & Equipment)	1,176	93,774
Delta Air Lines, Inc. (Airlines)	3,283	147,603
DENTSPLY International, Inc. (Healthcare - Products)	539	27,430
Devon Energy Corp. (Oil & Gas)	1,568	94,566
Diamond Offshore Drilling, Inc. (Oil & Gas)	245	6,564
DIRECTV* - Class A (Media)	2,009	170,966
Discover Financial Services (Diversified Financial Services)	1,813	102,163
Discovery Communications, Inc.* - Class C (Media)	1,078	31,774
Discovery Communications, Inc.* - Class A (Media)	588	18,087
Dollar General Corp.* (Retail)	1,225	92,341
Dollar Tree, Inc.* (Retail)	833	67,594
Dominion Resources, Inc. (Electric)	2,352	166,687
Dover Corp. (Miscellaneous Manufacturing)	637	44,029
Dr. Pepper Snapple Group, Inc. (Beverages)	784	61,528
DTE Energy Co. (Electric)	686	55,353
Duke Energy Corp. (Electric)	2,842	218,209
Dun & Bradstreet Corp. (Software)	147	18,869
E*TRADE Financial Corp.* (Diversified Financial Services)	1,176	33,581
E.I. du Pont de Nemours & Co. (Chemicals)	3,626	259,150
Eastman Chemical Co. (Chemicals)	588	40,725
Eaton Corp. (Miscellaneous Manufacturing)	1,911	129,833
eBay, Inc.* (Internet)	4,410	254,369
Ecolab, Inc. (Chemicals)	1,078	123,302
Edison International (Electric)	1,323	82,648
Edwards Lifesciences Corp.* (Healthcare - Products)	441	62,825
Electronic Arts, Inc.* (Software)	1,225	72,048
Eli Lilly & Co. (Pharmaceuticals)	3,920	284,788
EMC Corp. (Computers)	7,987	204,148
Emerson Electric Co. (Electrical Components & Equipment)	2,744	155,365
Endo International PLC* (Pharmaceuticals)	735	65,930
Ensco PLCADR - Class A (Oil & Gas)	931	19,616
Entergy Corp. (Electric)	735	56,955
EOG Resources, Inc. (Oil & Gas)	2,205	202,176
EQT Corp. (Oil & Gas)	588	48,728
Equifax, Inc. (Commercial Services)	490	45,570
Equinix, Inc. (Internet)	245	57,048
Equity Residential (REIT)	1,470	114,454
Essex Property Trust, Inc. (REIT)	245	56,326
Eversource Energy (Electric)	1,274	64,362
Exelon Corp. (Electric)	3,430	115,282
Expedia, Inc. (Internet)	392	36,899
Expeditors International of Washington, Inc. (Transportation)	784	37,773
Express Scripts Holding Co.* (Pharmaceuticals)	2,891	250,852
Exxon Mobil Corp. (Oil & Gas)	16,807	1,428,596
F5 Networks, Inc.* (Internet)	294	33,792
Facebook, Inc.* - Class A (Internet)	8,428	692,909
Family Dollar Stores, Inc. (Retail)	392	31,062
Fastenal Co. (Distribution/Wholesale)	1,078	44,667
FedEx Corp. (Transportation)	1,078	178,355
Fidelity National Information Services, Inc. (Software)	1,127	76,704
Fifth Third Bancorp (Banks)	3,283	61,885
First Horizon National Corp. (Banks)	1	8
First Solar, Inc.* (Energy - Alternate Sources)	294	17,578
FirstEnergy Corp. (Electric)	1,666	58,410
Fiserv, Inc.* (Software)	980	77,812
FLIR Systems, Inc. (Electronics)	539	16,860

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery-Diversified)	539	$30,448
Fluor Corp. (Engineering & Construction)	588	33,610
FMC Corp. (Chemicals)	539	30,858
FMC Technologies, Inc.* (Oil & Gas Services)	931	34,456
Ford Motor Co. (Auto Manufacturers)	15,876	256,239
Fossil Group, Inc.* (Distribution/Wholesale)	196	16,160
Franklin Resources, Inc. (Diversified Financial Services)	1,568	80,470
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,165	78,927
Frontier Communications Corp. (Telecommunications)	4,018	28,327
GameStop Corp. - Class A (Retail)	441	16,740
Gannett Co., Inc. (Media)	931	34,521
Garmin, Ltd. (Electronics)	490	23,285
General Dynamics Corp. (Aerospace/Defense)	1,274	172,920
General Electric Co. (Miscellaneous Manufacturing)	40,327	1,000,514
General Growth Properties, Inc. (REIT)	2,499	73,845
General Mills, Inc. (Food)	2,401	135,897
General Motors Co. (Auto Manufacturers)	5,439	203,963
Genuine Parts Co. (Distribution/Wholesale)	588	54,796
Genworth Financial, Inc.* - Class A (Insurance)	2,009	14,686
Gilead Sciences, Inc.* (Biotechnology)	5,978	586,621
Google, Inc.* - Class A (Internet)	1,127	625,147
Google, Inc.* - Class C (Internet)	1,127	617,596
H & R Block, Inc. (Commercial Services)	1,127	36,143
Halliburton Co. (Oil & Gas Services)	3,430	150,508
Hanesbrands, Inc. (Apparel)	1,617	54,186
Harley-Davidson, Inc. (Leisure Time)	833	50,596
Harman International Industries, Inc. (Home Furnishings)	294	39,287
Harris Corp. (Telecommunications)	441	34,733
Hartford Financial Services Group, Inc. (Insurance)	1,666	69,672
Hasbro, Inc. (Toys/Games/Hobbies)	441	27,889
HCA Holdings, Inc.* (Healthcare - Services)	1,176	88,470
HCP, Inc. (REIT)	1,862	80,457
Health Care REIT, Inc. (REIT)	1,421	109,929
Helmerich & Payne, Inc. (Oil & Gas)	441	30,019
Henry Schein, Inc.* (Healthcare - Products)	343	47,890
Hess Corp. (Oil & Gas)	980	66,513
Hewlett-Packard Co. (Computers)	7,301	227,499
Honeywell International, Inc. (Electronics)	3,136	327,116
Hormel Foods Corp. (Food)	539	30,642
Hospira, Inc.* (Pharmaceuticals)	686	60,258
Host Hotels & Resorts, Inc. (REIT)	3,038	61,307
Hudson City Bancorp, Inc. (Savings & Loans)	1,911	20,027
Humana, Inc. (Healthcare - Services)	588	104,676
Huntington Bancshares, Inc. (Banks)	3,234	35,736
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,421	138,036
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,078	73,390
Integrys Energy Group, Inc. (Electric)	343	24,703
Intel Corp. (Semiconductors)	18,963	592,972
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	441	102,872
International Business Machines Corp. (Computers)	3,675	589,838
International Flavors & Fragrances, Inc. (Chemicals)	343	40,268
International Paper Co. (Forest Products & Paper)	1,715	95,165
Intuit, Inc. (Software)	1,127	109,274
Intuitive Surgical, Inc.* (Healthcare - Products)	147	74,239
Invesco, Ltd. (Diversified Financial Services)	1,715	68,068
Iron Mountain, Inc. (REIT)	735	26,813
J.P. Morgan Chase & Co. (Banks)	14,945	905,368
Jacobs Engineering Group, Inc.* (Engineering & Construction)	490	22,128
Johnson & Johnson (Pharmaceuticals)	11,123	1,118,973
Johnson Controls, Inc. (Auto Parts & Equipment)	2,646	133,464
Joy Global, Inc. (Machinery - Construction & Mining)	392	15,359
Juniper Networks, Inc. (Telecommunications)	1,470	33,193
Kansas City Southern Industries, Inc. (Transportation)	441	45,017
Kellogg Co. (Food)	1,029	67,863
Keurig Green Mountain, Inc. (Beverages)	490	54,748
KeyCorp (Banks)	3,430	48,569
Kimberly-Clark Corp. (Household Products/Wares)	1,470	157,452
Kimco Realty Corp. (REIT)	1,666	44,732
Kinder Morgan, Inc. (Pipelines)	6,811	286,471
KLA-Tencor Corp. (Semiconductors)	637	37,131
Kohls Corp. (Retail)	833	65,182
Kraft Foods Group, Inc. (Food)	2,352	204,894
Kroger Co. (Food)	1,960	150,254
L Brands, Inc. (Retail)	980	92,404
L-3 Communications Holdings, Inc. (Aerospace/Defense)	343	43,146
Laboratory Corp. of America Holdings* (Healthcare - Services)	392	49,427
Lam Research Corp. (Semiconductors)	637	44,740
Legg Mason, Inc. (Diversified Financial Services)	392	21,638
Leggett & Platt, Inc. (Home Furnishings)	539	24,843
Lennar Corp. - Class A (Home Builders)	735	38,081
Leucadia National Corp. (Holding Companies - Diversified)	1,274	28,397
Level 3 Communications, Inc.* (Telecommunications)	1,127	60,678
Lincoln National Corp. (Insurance)	1,029	59,126
Linear Technology Corp. (Semiconductors)	980	45,864
Lockheed Martin Corp. (Aerospace/Defense)	1,078	218,791
Loews Corp. (Insurance)	1,176	48,016
Lorillard, Inc. (Agriculture)	1,421	92,862
Lowe’s Cos., Inc. (Retail)	3,920	291,609

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LyondellBasell Industries N.V. - Class A (Chemicals)	1,568	$137,670
M&T Bank Corp. (Banks)	539	68,453
Macy’s, Inc. (Retail)	1,372	89,057
Mallinckrodt PLC* (Pharmaceuticals)	490	62,059
Marathon Oil Corp. (Oil & Gas)	2,695	70,366
Marathon Petroleum Corp. (Oil & Gas)	1,078	110,376
Marriott International, Inc. - Class A (Lodging)	834	66,974
Marsh & McLennan Cos., Inc. (Insurance)	2,156	120,930
Martin Marietta Materials (Building Materials)	245	34,251
Masco Corp. (Building Materials)	1,421	37,941
MasterCard, Inc. - Class A (Commercial Services)	3,920	338,648
Mattel, Inc. (Toys/Games/Hobbies)	1,372	31,350
McCormick & Co., Inc. (Food)	490	37,784
McDonald’s Corp. (Retail)	3,871	377,190
McGraw Hill Financial, Inc. (Commercial Services)	1,078	111,465
McKesson Corp. (Pharmaceuticals)	931	210,592
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	833	83,741
MeadWestvaco Corp. (Packaging & Containers)	686	34,211
Medtronic PLC (Healthcare - Products)	5,733	447,117
Merck & Co., Inc. (Pharmaceuticals)	11,368	653,433
MetLife, Inc. (Insurance)	4,459	225,402
Michael Kors Holdings, Ltd.* (Apparel)	784	51,548
Microchip Technology, Inc. (Semiconductors)	784	38,338
Micron Technology, Inc.* (Semiconductors)	4,312	116,985
Microsoft Corp. (Software)	32,879	1,336,696
Mohawk Industries, Inc.* (Textiles)	245	45,509
Molson Coors Brewing Co. - Class B (Beverages)	637	47,425
Mondelez International, Inc. - Class A (Food)	6,615	238,734
Monsanto Co. (Chemicals)	1,960	220,578
Monster Beverage Corp.* (Beverages)	588	81,377
Moody’s Corp. (Commercial Services)	735	76,293
Morgan Stanley Dean Witter & Co. (Banks)	6,174	220,350
Motorola Solutions, Inc. (Telecommunications)	784	52,269
Murphy Oil Corp. (Oil & Gas)	686	31,968
Mylan NV* (Pharmaceuticals)	1,519	90,153
NASDAQ Stock Market, Inc. (Diversified Financial Services)	490	24,961
National Oilwell Varco, Inc. (Oil & Gas Services)	1,666	83,283
Navient Corp. (Diversified Financial Services)	1,617	32,874
Neilsen Holdings N.V. (Media)	1,274	56,782
NetApp, Inc. (Computers)	1,274	45,176
Netflix, Inc.* (Internet)	245	102,089
Newell Rubbermaid, Inc. (Housewares)	1,078	42,117
Newfield Exploration Co.* (Oil & Gas)	637	22,352
Newmont Mining Corp. (Mining)	2,009	43,615
News Corp.* - Class A (Media)	2,009	32,164
NextEra Energy, Inc. (Electric)	1,764	183,544
NIKE, Inc. - Class B (Apparel)	2,793	280,221
NiSource, Inc. (Gas)	1,274	56,260
Noble Corp. (Oil & Gas)	980	13,994
Noble Energy, Inc. (Oil & Gas)	1,568	76,675
Nordstrom, Inc. (Retail)	588	47,228
Norfolk Southern Corp. (Transportation)	1,225	126,077
Northern Trust Corp. (Banks)	882	61,431
Northrop Grumman Corp. (Aerospace/Defense)	784	126,193
NRG Energy, Inc. (Electric)	1,372	34,561
Nucor Corp. (Iron/Steel)	1,274	60,554
NVIDIA Corp. (Semiconductors)	2,058	43,064
Occidental Petroleum Corp. (Oil & Gas)	3,087	225,351
Omnicom Group, Inc. (Advertising)	980	76,420
ONEOK, Inc. (Pipelines)	833	40,184
Oracle Corp. (Software)	12,838	553,960
O’Reilly Automotive, Inc.* (Retail)	392	84,766
Owens-Illinois, Inc.* (Packaging & Containers)	637	14,855
PACCAR, Inc. (Auto Manufacturers)	1,421	89,722
Pall Corp. (Miscellaneous Manufacturing)	441	44,272
Parker Hannifin Corp. (Miscellaneous Manufacturing)	588	69,843
Patterson Cos., Inc. (Healthcare - Products)	343	16,735
Paychex, Inc. (Software)	1,323	65,641
Pentair PLC (Miscellaneous Manufacturing)	735	46,224
People’s United Financial, Inc. (Savings & Loans)	1,225	18,620
Pepco Holdings, Inc. (Electric)	1,029	27,608
PepsiCo, Inc. (Beverages)	5,929	566,931
PerkinElmer, Inc. (Electronics)	441	22,553
Perrigo Co. PLC (Pharmaceuticals)	588	97,342
Pfizer, Inc. (Pharmaceuticals)	24,549	854,060
PG&E Corp. (Electric)	1,911	101,417
Philip Morris International, Inc. (Agriculture)	6,223	468,779
Phillips 66 (Oil & Gas)	2,156	169,463
Pinnacle West Capital Corp. (Electric)	441	28,114
Pioneer Natural Resources Co. (Oil & Gas)	588	96,144
Pitney Bowes, Inc. (Office/Business Equipment)	784	18,283
Plum Creek Timber Co., Inc. (REIT)	686	29,807
PNC Financial Services Group (Banks)	2,107	196,457
PPG Industries, Inc. (Chemicals)	539	121,566
PPL Corp. (Electric)	2,695	90,714
Praxair, Inc. (Chemicals)	1,176	141,990
Precision Castparts Corp. (Metal Fabricate/Hardware)	588	123,480
Priceline.com, Inc.* (Internet)	196	228,173
Principal Financial Group, Inc. (Insurance)	1,078	55,377
Procter & Gamble Co. (Cosmetics/Personal Care)	10,829	887,329
Progressive Corp. (Insurance)	2,156	58,643
Prologis, Inc. (REIT)	2,058	89,646
Prudential Financial, Inc. (Insurance)	1,813	145,602

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Service Enterprise Group, Inc. (Electric)	2,009	$84,217
Public Storage, Inc. (REIT)	588	115,918
PulteGroup, Inc. (Home Builders)	1,323	29,410
PVH Corp. (Retail)	343	36,550
QEP Resources, Inc. (Oil & Gas)	637	13,281
Qualcomm, Inc. (Semiconductors)	6,615	458,684
Quanta Services, Inc.* (Commercial Services)	833	23,765
Quest Diagnostics, Inc. (Healthcare - Services)	588	45,188
Ralph Lauren Corp. (Apparel)	245	32,218
Range Resources Corp. (Oil & Gas)	686	35,699
Raytheon Co. (Aerospace/Defense)	1,225	133,831
Red Hat, Inc.* (Software)	735	55,676
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	294	132,735
Regions Financial Corp. (Banks)	5,390	50,936
Republic Services, Inc. (Environmental Control)	1,029	41,736
Reynolds American, Inc. (Agriculture)	1,225	84,415
Robert Half International, Inc. (Commercial Services)	539	32,620
Rockwell Automation, Inc. (Machinery-Diversified)	539	62,519
Rockwell Collins, Inc. (Aerospace/Defense)	539	52,040
Roper Industries, Inc. (Machinery-Diversified)	392	67,424
Ross Stores, Inc. (Retail)	833	87,765
Royal Caribbean Cruises, Ltd. (Leisure Time)	637	52,138
Ryder System, Inc. (Transportation)	196	18,598
Salesforce.com, Inc.* (Software)	2,401	160,411
SanDisk Corp. (Computers)	833	52,995
SCANA Corp. (Electric)	588	32,334
Schlumberger, Ltd. (Oil & Gas Services)	5,096	425,211
Scripps Networks Interactive - Class A (Media)	392	26,876
Seagate Technology PLC (Computers)	1,323	68,836
Sealed Air Corp. (Packaging & Containers)	833	37,951
Sempra Energy (Gas)	931	101,497
Sherwin-Williams Co. (Chemicals)	343	97,584
Sigma-Aldrich Corp. (Chemicals)	490	67,743
Simon Property Group, Inc. (REIT)	1,225	239,659
Skyworks Solutions, Inc. (Semiconductors)	784	77,059
SL Green Realty Corp. (REIT)	392	50,325
Snap-on, Inc. (Hand/Machine Tools)	245	36,030
Southern Co. (Electric)	3,626	160,559
Southwest Airlines Co. (Airlines)	2,695	119,389
Southwestern Energy Co.* (Oil & Gas)	1,519	35,226
Spectra Energy Corp. (Pipelines)	2,695	97,478
St. Jude Medical, Inc. (Healthcare - Products)	1,127	73,706
Stanley Black & Decker, Inc. (Hand/Machine Tools)	637	60,744
Staples, Inc. (Retail)	2,548	41,494
Starbucks Corp. (Retail)	2,989	283,058
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	686	57,281
State Street Corp. (Banks)	1,666	122,501
Stericycle, Inc.* (Environmental Control)	343	48,167
Stryker Corp. (Healthcare - Products)	1,176	108,486
SunTrust Banks, Inc. (Banks)	2,107	86,577
Symantec Corp. (Internet)	2,744	64,114
Sysco Corp. (Food)	2,352	88,741
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,029	83,328
Target Corp. (Retail)	2,548	209,114
TE Connectivity, Ltd. (Electronics)	1,617	115,809
TECO Energy, Inc. (Electric)	931	18,061
Tenet Healthcare Corp.* (Healthcare - Services)	392	19,408
Teradata Corp.* (Computers)	588	25,954
Tesoro Petroleum Corp. (Oil & Gas)	490	44,732
Texas Instruments, Inc. (Semiconductors)	4,214	240,978
Textron, Inc. (Miscellaneous Manufacturing)	1,127	49,960
The ADT Corp. (Commercial Services)	686	28,483
The AES Corp. (Electric)	2,597	33,371
The Charles Schwab Corp. (Diversified Financial Services)	4,606	140,207
The Chubb Corp. (Insurance)	931	94,124
The Dow Chemical Co. (Chemicals)	4,361	209,241
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	882	73,347
The Gap, Inc. (Retail)	1,078	46,710
The Goldman Sachs Group, Inc. (Banks)	1,617	303,947
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,078	29,192
The Hershey Co. (Food)	588	59,335
The Home Depot, Inc. (Retail)	5,292	601,225
The Interpublic Group of Cos., Inc. (Advertising)	1,666	36,852
The JM Smucker Co. - Class A (Food)	392	45,366
The Macerich Co. (REIT)	588	49,586
The Mosaic Co. (Chemicals)	1,225	56,424
The Travelers Cos., Inc. (Insurance)	1,274	137,758
The Williams Cos., Inc. (Pipelines)	2,695	136,340
Thermo Fisher Scientific, Inc. (Electronics)	1,568	210,645
Tiffany & Co. (Retail)	441	38,812
Time Warner Cable, Inc. (Media)	1,127	168,915
Time Warner, Inc. (Media)	3,332	281,354
TJX Cos., Inc. (Retail)	2,744	192,217
Torchmark Corp. (Insurance)	490	26,911
Total System Services, Inc. (Commercial Services)	637	24,302
Tractor Supply Co. (Retail)	539	45,847
Transocean, Ltd. (Oil & Gas)	1,372	20,127
TripAdvisor, Inc.* (Internet)	441	36,678
Twenty-First Century Fox, Inc. - Class A (Media)	7,350	248,724
Tyco International PLC (Electronics)	1,666	71,738
Tyson Foods, Inc. - Class A (Food)	1,176	45,041
U.S. Bancorp (Banks)	7,154	312,415
Under Armour, Inc.* - Class A (Apparel)	686	55,395
Union Pacific Corp. (Transportation)	3,528	382,119
United Parcel Service, Inc. - Class B (Transportation)	2,793	270,754

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Rentals, Inc.* (Commercial Services)	392	$35,735
United Technologies Corp. (Aerospace/Defense)	3,332	390,510
UnitedHealth Group, Inc. (Healthcare - Services)	3,822	452,104
Universal Health Services, Inc. - Class B (Healthcare - Services)	343	40,375
UnumProvident Corp. (Insurance)	1,029	34,708
Urban Outfitters, Inc.* (Retail)	392	17,895
V.F. Corp. (Apparel)	1,372	103,325
Valero Energy Corp. (Oil & Gas)	2,058	130,930
Varian Medical Systems, Inc.* (Healthcare - Products)	392	36,883
Ventas, Inc. (REIT)	1,323	96,605
VeriSign, Inc.* (Internet)	441	29,534
Verizon Communications, Inc. (Telecommunications)	16,660	810,176
Vertex Pharmaceuticals, Inc.* (Biotechnology)	980	115,611
Viacom, Inc. - Class B (Media)	1,470	100,401
Visa, Inc. - Class A (Diversified Financial Services)	7,791	509,609
Vornado Realty Trust (REIT)	686	76,832
Vulcan Materials Co. (Building Materials)	539	45,438
W.W. Grainger, Inc. (Distribution/Wholesale)	245	57,773
Walgreens Boots Alliance, Inc. (Retail)	3,479	294,601
Wal-Mart Stores, Inc. (Retail)	6,321	519,902
Walt Disney Co. (Media)	6,272	657,870
Waste Management, Inc. (Environmental Control)	1,715	93,005
Waters Corp.* (Electronics)	343	42,642
Wells Fargo & Co. (Banks)	18,816	1,023,589
Western Digital Corp. (Computers)	882	80,271
Western Union Co. (Commercial Services)	2,107	43,847
Weyerhaeuser Co. (REIT)	2,107	69,847
Whirlpool Corp. (Home Furnishings)	294	59,405
Whole Foods Market, Inc. (Food)	1,470	76,558
Windstream Holdings, Inc. (Telecommunications)	2,401	17,767
Wisconsin Energy Corp. (Electric)	882	43,659
Wyndham Worldwide Corp. (Lodging)	490	44,330
Wynn Resorts, Ltd. (Lodging)	343	43,177
Xcel Energy, Inc. (Electric)	2,009	69,933
Xerox Corp. (Office/Business Equipment)	4,214	54,150
Xilinx, Inc. (Semiconductors)	1,029	43,527
XL Group PLC (Insurance)	1,029	37,867
Xylem, Inc. (Machinery-Diversified)	735	25,740
Yahoo!, Inc.* (Internet)	3,479	154,589
YUM! Brands, Inc. (Retail)	1,715	135,005
Zimmer Holdings, Inc. (Healthcare - Products)	686	80,619
Zions Bancorp (Banks)	833	22,491
Zoetis, Inc. (Pharmaceuticals)	2,009	92,997
TOTAL COMMON STOCKS (Cost $40,209,407)		73,388,890

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $49,901,082	$49,901,000	$49,901,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,901,000)		49,901,000
TOTAL INVESTMENT SECURITIES (Cost $90,110,407) - 94.0%		123,289,890
Net other assets (liabilities) - 6.0%		7,871,731

NET ASSETS - 100.0%		$131,161,621

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $5,882,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	145	6/22/15	$14,933,188	$201,657

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/15	0.54%	$8,543,540	$4,500
S&P 500	UBS AG	4/27/15	0.49%	34,092,593	109,403
				$42,636,133	$113,903

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$185,853	0.2%
Aerospace/Defense	1,534,544	1.2%
Agriculture	1,161,439	0.9%
Airlines	419,579	0.3%
Apparel	576,893	0.5%
Auto Manufacturers	549,924	0.5%
Auto Parts & Equipment	312,737	0.3%
Banks	5,295,192	4.1%
Beverages	1,626,077	1.1%
Biotechnology	2,225,222	1.7%
Building Materials	117,630	0.1%
Chemicals	1,752,500	1.2%
Coal	25,966	NM
Commercial Services	992,528	0.7%
Computers	4,622,293	3.5%
Cosmetics/Personal Care	1,198,512	0.9%
Distribution/Wholesale	173,396	0.2%
Diversified Financial Services	1,913,564	1.5%
Electric	2,013,387	1.6%
Electrical Components & Equipment	206,854	0.2%
Electronics	1,097,364	0.8%
Energy - Alternate Sources	17,578	NM
Engineering & Construction	55,738	NM
Environmental Control	182,908	0.1%
Food	1,277,972	1.0%
Forest Products & Paper	95,165	0.1%
Gas	217,089	0.2%
Hand/Machine Tools	96,774	NM
Healthcare - Products	1,387,230	1.0%
Healthcare - Services	1,306,433	1.0%
Holding Companies - Diversified	28,397	NM
Home Builders	105,170	0.1%
Home Furnishings	123,535	0.1%
Household Products/Wares	235,100	0.2%
Housewares	42,117	NM
Insurance	3,019,885	2.3%
Internet	3,498,157	2.6%
Iron/Steel	73,788	0.1%
Leisure Time	189,469	0.1%
Lodging	211,762	0.2%
Machinery - Construction & Mining	211,432	0.2%
Machinery-Diversified	401,548	0.3%
Media	2,530,039	2.0%
Metal Fabricate/Hardware	123,480	0.1%
Mining	185,850	0.1%
Miscellaneous Manufacturing	2,224,399	1.8%
Office/Business Equipment	72,433	NM
Oil & Gas	4,469,586	3.4%
Oil & Gas Services	840,987	0.6%
Packaging & Containers	125,092	0.1%
Pharmaceuticals	5,687,918	4.4%
Pipelines	560,473	0.4%
Real Estate	43,626	NM
REIT	1,865,235	1.5%
Retail	4,991,721	3.8%
Savings & Loans	38,647	NM
Semiconductors	2,206,858	1.7%
Software	2,947,176	2.3%
Telecommunications	2,358,722	1.8%
Textiles	45,509	NM
Toys/Games/Hobbies	59,239	NM
Transportation	1,233,199	0.9%
Other**	57,772,731	44.0%
Total	$131,161,621	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $38,269,063	$38,269,000	$38,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,269,000)		38,269,000
TOTAL INVESTMENT SECURITIES (Cost $38,269,000) - 99.1%		38,269,000
Net other assets (liabilities) - 0.9%		353,880

NET ASSETS - 100.0%		$38,622,880

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $4,977,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	39	6/22/15	$5,928,000	$164,121

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/15	0.54%	$6,279,131	$60,972
S&P MidCap 400	UBS AG	4/27/15	0.44%	26,327,971	273,691
				$32,607,102	$334,663

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (22.7%)
1-800-Flowers.com, Inc.* - Class A (Internet)	133	$1,573
22nd Century Group, Inc.* (Agriculture)	228	196
8x8, Inc.* (Internet)	266	2,234
AAON, Inc. (Building Materials)	114	2,796
AAR Corp. (Aerospace/Defense)	114	3,500
Abaxis, Inc. (Healthcare - Products)	57	3,654
ABIOMED, Inc.* (Healthcare - Products)	114	8,160
ABM Industries, Inc. (Commercial Services)	152	4,843
Abraxas Petroleum Corp.* (Oil & Gas)	266	865
Acacia Research Corp. (Investment Companies)	152	1,626
Acadia Healthcare Co., Inc.* (Healthcare - Services)	95	6,802
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	209	6,811
Acadia Realty Trust (REIT)	152	5,302
Accelerate Diagnostics, Inc.* (Healthcare - Products)	76	1,710
Acco Brands Corp.* (Household Products/Wares)	342	2,842
Accuray, Inc.* (Healthcare - Products)	228	2,120
Accuride Corp.* (Auto Parts & Equipment)	190	885
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	95	367
Aceto Corp. (Chemicals)	95	2,090
Achillion Pharmaceuticals, Inc.* (Biotechnology)	285	2,810
ACI Worldwide, Inc.* (Software)	285	6,173
Acorda Therapeutics, Inc.* (Biotechnology)	114	3,794
Actua Corp.* (Software)	114	1,766
Actuant Corp. - Class A (Miscellaneous Manufacturing)	190	4,511
Acxiom Corp.* (Software)	209	3,864
ADTRAN, Inc. (Telecommunications)	152	2,838
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	114	2,925
Advent Software, Inc. (Software)	133	5,867
Advisory Board Co.* (Commercial Services)	95	5,062
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	76	1,989
Aegion Corp.* (Engineering & Construction)	114	2,058
Aeropostale, Inc.* (Retail)	323	1,121
Affymetrix, Inc.* (Healthcare - Products)	228	2,864
AG Mortgage Investment Trust, Inc. (REIT)	95	1,790
Agenus, Inc.* (Biotechnology)	266	1,365
Air Methods Corp.* (Healthcare - Services)	95	4,426
Air Transport Services Group, Inc.* (Transportation)	171	1,577
Aircastle, Ltd. (Diversified Financial Services)	171	3,841
AK Steel Holding Corp.* (Iron/Steel)	380	1,699
Akorn, Inc.* (Pharmaceuticals)	171	8,124
Albany International Corp. - Class A (Machinery-Diversified)	76	3,021
Albany Molecular Research, Inc.* (Commercial Services)	76	1,338
Alexander & Baldwin, Inc. (Real Estate)	133	5,743
Alimera Sciences, Inc.* (Pharmaceuticals)	133	666
ALLETE, Inc. (Electric)	114	6,015
Alliance One International, Inc.* (Agriculture)	380	418
ALON USA Energy, Inc. (Oil & Gas)	95	1,574
Alpha & Omega Semiconductor LT* (Semiconductors)	95	846
Alpha Natural Resources, Inc.* (Coal)	646	646
Altisource Residential Corp. (Real Estate)	152	3,171
Altra Holdings, Inc. (Machinery-Diversified)	76	2,101
AMAG Pharmaceuticals, Inc.* (Biotechnology)	76	4,154
Ambac Financial Group, Inc.* (Insurance)	114	2,759
Ambarella, Inc.* (Semiconductors)	76	5,754
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	76	2,697
Amedisys, Inc.* (Healthcare - Services)	95	2,544
American Assets Trust, Inc. (REIT)	95	4,112
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	190	4,908
American Capital Mortgage Investment Corp. (REIT)	152	2,730
American Eagle Energy Corp.* (Oil & Gas)	152	27
American Eagle Outfitters, Inc. (Retail)	494	8,438
American Equity Investment Life Holding Co. (Insurance)	190	5,535
American Residential Properties, Inc.* (REIT)	95	1,709
American Software, Inc. - Class A (Software)	95	971
American States Water Co. (Water)	114	4,547
American Vanguard Corp. (Chemicals)	95	1,009
Ameris Bancorp (Banks)	76	2,006
Amkor Technology, Inc.* (Semiconductors)	247	2,182
AMN Healthcare Services, Inc.* (Commercial Services)	152	3,507
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	152	1,145
AmSurg Corp.* (Healthcare - Services)	95	5,844
AmTrust Financial Services, Inc. (Insurance)	76	4,331
Amyris, Inc.* (Energy-Alternate Sources)	171	410
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	95	5,496
Angie’s List, Inc.* (Internet)	133	781
AngioDynamics, Inc.* (Healthcare - Products)	95	1,690
Anixter International, Inc.* (Telecommunications)	76	5,786
ANN, Inc.* (Retail)	114	4,677

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Antares Pharma, Inc.* (Pharmaceuticals)	437	$1,184
Anworth Mortgage Asset Corp. (REIT)	380	1,934
Apogee Enterprises, Inc. (Building Materials)	76	3,283
Apollo Commercial Real Estate Finance, Inc. (REIT)	133	2,285
Apollo Residential Mortgage, Inc. (REIT)	95	1,515
Applied Industrial Technologies, Inc. (Machinery-Diversified)	114	5,168
Applied Micro Circuits Corp.* (Semiconductors)	228	1,163
Approach Resources, Inc.* (Oil & Gas)	114	751
Aratana Therapeutics, Inc.* (Pharmaceuticals)	95	1,521
ARC Document Solutions, Inc.* (Commercial Services)	171	1,578
ArcBest Corp. (Transportation)	76	2,880
Arch Coal, Inc.* (Coal)	627	627
Arena Pharmaceuticals, Inc.* (Biotechnology)	589	2,574
Ares Commercial Real Estate Corp. (REIT)	95	1,050
Argo Group International Holdings, Ltd. (Insurance)	76	3,811
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	456	3,757
ARMOUR Residential REIT, Inc. (REIT)	950	3,012
Array BioPharma, Inc.* (Pharmaceuticals)	399	2,941
Arrowhead Research Corp.* (Commercial Services)	152	1,028
Aruba Networks, Inc.* (Telecommunications)	285	6,981
Asbury Automotive Group, Inc.* (Retail)	76	6,316
Ashford Hospitality Prime, Inc. (REIT)	95	1,593
Ashford Hospitality Trust (REIT)	209	2,011
Aspen Technology, Inc.* (Software)	228	8,776
Associated Estates Realty Corp. (REIT)	171	4,220
Astoria Financial Corp. (Savings & Loans)	247	3,199
Atlantic Power Corp. (Electric)	399	1,121
Atlas Air Worldwide Holdings, Inc.* (Transportation)	76	3,270
Atricure, Inc.* (Healthcare - Products)	95	1,947
AVG Technologies N.V.* (Software)	114	2,468
Avista Corp. (Electric)	152	5,195
Axcelis Technologies, Inc.* (Semiconductors)	494	1,176
Axiall Corp. (Chemicals)	171	8,027
AZZ, Inc. (Miscellaneous Manufacturing)	76	3,541
B&G Foods, Inc. - Class A (Food)	133	3,914
Balchem Corp. (Chemicals)	76	4,209
Baltic Trading, Ltd. (Transportation)	190	283
Banc of California, Inc. (Savings & Loans)	114	1,403
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	95	3,115
Bancorp, Inc.* (Banks)	114	1,029
BancorpSouth, Inc. (Banks)	247	5,735
Bank Mutual Corp. (Savings & Loans)	190	1,391
Bank of the Ozarks, Inc. (Banks)	209	7,718
Bankrate, Inc.* (Internet)	190	2,155
Barnes & Noble, Inc.* (Retail)	114	2,708
Barnes Group, Inc. (Miscellaneous Manufacturing)	133	5,385
Basic Energy Services, Inc.* (Oil & Gas Services)	95	658
Bazaarvoice, Inc.* (Internet)	171	966
BBCN Bancorp, Inc. (Banks)	209	3,024
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	133	4,163
Beazer Homes USA, Inc.* (Home Builders)	76	1,347
bebe Stores, Inc. (Retail)	209	759
Belden, Inc. (Electrical Components & Equipment)	114	10,666
Belmond, Ltd.* (Lodging)	266	3,266
Benchmark Electronics, Inc.* (Electronics)	152	3,653
Beneficial Bancorp, Inc.* (Savings & Loans)	95	1,073
Berkshire Hills Bancorp, Inc. (Savings & Loans)	76	2,105
Berry Plastics Group, Inc.* (Packaging & Containers)	228	8,251
BGC Partners, Inc. - Class A (Diversified Financial Services)	475	4,489
Bill Barrett Corp.* (Oil & Gas)	133	1,104
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	209	1,887
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	133	1,397
Bio-Path Holdings, Inc.* (Pharmaceuticals)	323	581
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	76	2,678
BioScrip, Inc.* (Pharmaceuticals)	209	926
Biotelemetry, Inc.* (Healthcare - Products)	114	1,009
Biotime, Inc.* (Biotechnology)	266	1,322
BJ’s Restaurants, Inc.* (Retail)	76	3,834
Black Diamond, Inc.* (Leisure Time)	95	898
Black Hills Corp. (Electric)	114	5,750
Blackbaud, Inc. (Software)	114	5,401
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	133	4,757
Bloomin Brands, Inc. (Retail)	209	5,086
Blount International, Inc.* (Miscellaneous Manufacturing)	152	1,958
Blucora, Inc.* (Internet)	133	1,817
Bob Evans Farms, Inc. (Retail)	76	3,516
Boingo Wireless, Inc.* (Internet)	114	860
Boise Cascade Co.* (Building Materials)	114	4,270
Bonanza Creek Energy, Inc.* (Oil & Gas)	95	2,343
Boston Private Financial Holdings, Inc. (Banks)	228	2,770
Bottomline Technologies, Inc.* (Software)	114	3,120
Boulder Brands, Inc.* (Food)	171	1,630
Boyd Gaming Corp.* (Lodging)	228	3,237
Brady Corp. - Class A (Electronics)	133	3,763
Briggs & Stratton Corp. (Machinery-Diversified)	133	2,732
Bright Horizons Family Solutions, Inc.* (Commercial Services)	76	3,897
Brightcove, Inc.* (Software)	114	836
Bristow Group, Inc. (Oil & Gas Services)	95	5,174
BroadSoft, Inc.* (Software)	95	3,179
Brookline Bancorp, Inc. (Savings & Loans)	209	2,100
Brooks Automation, Inc. (Semiconductors)	209	2,431

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brown Shoe Co., Inc. (Retail)	114	$3,739
Brunswick Corp. (Leisure Time)	228	11,731
Builders FirstSource, Inc.* (Building Materials)	171	1,141
Burlington Stores, Inc.* (Retail)	76	4,516
C&J Energy Services, Ltd.* (Oil & Gas Services)	114	1,269
Cabot Microelectronics Corp.* (Semiconductors)	76	3,798
CACI International, Inc.* - Class A (Computers)	57	5,125
Caesars Acquisition Co.* - Class A (Investment Companies)	152	1,034
Caesars Entertainment Corp.* (Lodging)	152	1,601
Calamp Corp.* (Telecommunications)	114	1,846
Calgon Carbon Corp. (Chemicals)	152	3,203
California Water Service Group (Water)	133	3,260
Calix, Inc.* (Telecommunications)	152	1,275
Callaway Golf Co. (Leisure Time)	247	2,354
Callidus Software, Inc.* (Software)	152	1,927
Callon Petroleum Co.* (Oil & Gas)	133	994
Cambrex Corp.* (Biotechnology)	95	3,765
Campus Crest Communities, Inc. (REIT)	209	1,496
Cantel Medical Corp. (Healthcare - Products)	95	4,513
Capital Bank Financial Corp.* - Class A (Banks)	76	2,098
Capital Senior Living Corp.* (Healthcare - Services)	95	2,464
Capitol Federal Financial, Inc. (Savings & Loans)	380	4,750
Capstead Mortgage Corp. (REIT)	266	3,131
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,064	692
Cardinal Financial Corp. (Banks)	95	1,898
Cardiovascular System, Inc.* (Healthcare - Products)	76	2,967
Cardtronics, Inc.* (Commercial Services)	114	4,286
Career Education Corp.* (Commercial Services)	247	1,242
CareTrust REIT, Inc. (REIT)	76	1,031
Carmike Cinemas, Inc.* (Entertainment)	76	2,554
Carrizo Oil & Gas, Inc.* (Oil & Gas)	114	5,659
Carrols Restaurant Group, Inc.* (Retail)	152	1,260
Cascade Bancorp* (Banks)	152	730
Casella Waste System, Inc.* - Class A (Environmental Control)	171	941
Casey’s General Stores, Inc. (Retail)	95	8,560
Cash America International, Inc. (Retail)	76	1,771
Cathay Bancorp, Inc. (Banks)	209	5,946
Cavium, Inc.* (Semiconductors)	133	9,419
CBIZ, Inc.* (Commercial Services)	152	1,418
Ceco Environmental Corp. (Environmental Control)	76	806
Cedar Realty Trust, Inc. (REIT)	266	1,992
Celadon Group, Inc. (Transportation)	76	2,069
Celldex Therapeutics, Inc.* (Biotechnology)	247	6,884
Cempra, Inc.* (Pharmaceuticals)	95	3,259
Centerstate Banks, Inc. (Banks)	133	1,584
Central European Media Enterprises, Ltd.* - Class A (Media)	323	859
Central Garden & Pet Co.* - Class A (Household Products/Wares)	152	1,614
Century Aluminum Co.* (Mining)	152	2,098
Cenveo, Inc.* (Commercial Services)	247	529
Cepheid, Inc.* (Healthcare - Products)	171	9,730
Cerus Corp.* (Healthcare - Products)	285	1,188
CEVA, Inc.* (Semiconductors)	76	1,620
Chambers Street Properties (REIT)	627	4,941
Channeladvisor Corp.* (Internet)	57	552
Chart Industries, Inc.* (Machinery-Diversified)	76	2,666
Charter Financial Corp. (Savings & Loans)	95	1,093
Chatham Lodging Trust (REIT)	76	2,235
Checkpoint Systems, Inc. (Electronics)	133	1,439
Chegg, Inc.* (Internet)	228	1,813
Chemical Financial Corp. (Banks)	95	2,979
Chemocentryx, Inc.* (Pharmaceuticals)	152	1,148
Chemtura Corp.* (Chemicals)	247	6,741
Chesapeake Lodging Trust (REIT)	133	4,499
Chimerix, Inc.* (Pharmaceuticals)	76	2,864
Christopher & Banks Corp.* (Retail)	133	739
CIBER, Inc.* (Computers)	285	1,174
Ciena Corp.* (Telecommunications)	266	5,136
Cimpress N.V.* (Commercial Services)	95	8,016
Cincinnati Bell, Inc.* (Telecommunications)	608	2,146
Cinedigm Corp.* - Class A (Internet)	342	554
Cirrus Logic, Inc.* (Semiconductors)	171	5,687
Citizens, Inc.* (Insurance)	171	1,053
Civeo Corp. (Commercial Services)	247	627
Clarcor, Inc. (Miscellaneous Manufacturing)	133	8,785
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	209	1,115
Clearwater Paper Corp.* (Forest Products & Paper)	57	3,723
Cleco Corp. (Electric)	152	8,287
Clifton Bancorp, Inc. (Savings & Loans)	95	1,340
Cloud Peak Energy, Inc.* (Coal)	171	995
Clovis Oncology, Inc.* (Pharmaceuticals)	76	5,641
ClubCorp Holdings, Inc. (Leisure Time)	76	1,471
CNO Financial Group, Inc. (Insurance)	551	9,488
CoBiz Financial, Inc. (Banks)	133	1,639
Coeur d’Alene Mines Corp.* (Mining)	304	1,432
Cogent Communications Group, Inc. (Internet)	133	4,699
Cognex Corp.* (Machinery-Diversified)	209	10,364
Coherent, Inc.* (Electronics)	57	3,703
Cohu, Inc. (Semiconductors)	95	1,039
Colony Financial, Inc. (REIT)	247	6,402
Columbia Banking System, Inc. (Banks)	133	3,853
Comfort Systems USA, Inc. (Engineering & Construction)	114	2,399
Commercial Metals Co. (Iron/Steel)	304	4,922
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	114	734
Community Bank System, Inc. (Banks)	114	4,034
CommVault Systems, Inc.* (Software)	114	4,982
comScore, Inc.* (Internet)	95	4,863
Comstock Resources, Inc. (Oil & Gas)	133	475
Comverse, Inc.* (Telecommunications)	76	1,497

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CONMED Corp. (Healthcare - Products)	76	$3,837
Conn’s, Inc.* (Retail)	76	2,301
Consolidated Communications Holdings, Inc. (Telecommunications)	114	2,326
Constant Contact, Inc.* (Software)	95	3,630
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	114	797
Convergys Corp. (Computers)	266	6,083
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	171	7,326
Corcept Therapeutics, Inc.* (Pharmaceuticals)	285	1,596
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	57	3,666
Corenergy Infrastructure Trust (REIT)	133	922
CoreSite Realty Corp. (REIT)	57	2,775
Cornerstone OnDemand, Inc.* (Software)	133	3,842
Cousins Properties, Inc. (REIT)	513	5,438
Cowen Group, Inc.* - Class A (Diversified Financial Services)	380	1,976
Crawford & Co. (Insurance)	114	985
Cray, Inc.* (Computers)	114	3,201
Crocs, Inc.* (Apparel)	247	2,917
Cross Country Healthcare, Inc.* (Commercial Services)	133	1,577
Crown Media Holdings, Inc.* (Media)	209	836
CryoLife, Inc. (Healthcare - Products)	114	1,182
CSG Systems International, Inc. (Software)	95	2,887
CTI BioPharma Corp.* (Biotechnology)	475	860
CTS Corp. (Electronics)	95	1,709
CubeSmart (REIT)	361	8,717
Cubic Corp. (Aerospace/Defense)	57	2,951
CUI Global, Inc.* (Electronics)	95	557
Cumulus Media, Inc.* - Class A (Media)	399	986
Curtiss-Wright Corp. (Aerospace/Defense)	114	8,429
Customers Bancorp, Inc.* (Banks)	76	1,851
CVB Financial Corp. (Banks)	285	4,544
Cyan, Inc.* (Telecommunications)	171	682
Cyberonics, Inc.* (Healthcare - Products)	76	4,934
Cynosure, Inc.* - Class A (Healthcare - Products)	76	2,331
Cypress Semiconductor Corp. (Semiconductors)	836	11,797
CYS Investments, Inc. (REIT)	437	3,894
Cytokinetics, Inc.* (Biotechnology)	171	1,159
Cytori Therapeutics, Inc.* (Pharmaceuticals)	342	404
CytRx Corp.* (Biotechnology)	228	768
Daktronics, Inc. (Home Furnishings)	133	1,438
Dana Holding Corp. (Auto Parts & Equipment)	399	8,443
Darling International, Inc.* (Food)	418	5,856
DCT Industrial Trust, Inc. (REIT)	209	7,244
DealerTrack Holdings, Inc.* (Software)	133	5,123
Dean Foods Co. (Food)	247	4,083
del Frisco’s Restaurant Group* (Retail)	76	1,531
Delek US Holdings, Inc. (Oil & Gas)	152	6,041
Deluxe Corp. (Commercial Services)	133	9,213
Demand Media, Inc.* (Media)	38	217
Demandware, Inc.* (Software)	76	4,628
Denny’s Corp.* (Retail)	266	3,032
DepoMed, Inc.* (Pharmaceuticals)	171	3,832
Derma Sciences, Inc.* (Pharmaceuticals)	95	805
Destination XL Group, Inc.* (Retail)	171	845
Dexcom, Inc.* (Healthcare - Products)	190	11,845
DHT Holdings, Inc. (Transportation)	228	1,591
Diamond Foods, Inc.* (Food)	76	2,475
Diamond Resorts International, Inc.* (Lodging)	95	3,176
Diamondback Energy, Inc.* (Oil & Gas)	95	7,301
DiamondRock Hospitality Co. (REIT)	494	6,980
Dice Holdings, Inc.* (Internet)	152	1,356
Digi International, Inc.* (Software)	114	1,138
DigitalGlobe, Inc.* (Telecommunications)	190	6,473
Dime Community Bancshares, Inc. (Savings & Loans)	114	1,835
Diodes, Inc.* (Semiconductors)	95	2,713
Dorman Products, Inc.* (Auto Parts & Equipment)	76	3,781
Dot Hill Systems Corp.* (Computers)	247	1,309
Douglas Dynamics, Inc. (Auto Parts & Equipment)	76	1,736
Drew Industries, Inc. (Building Materials)	57	3,508
DSP Group, Inc.* (Semiconductors)	95	1,138
DuPont Fabros Technology, Inc. (REIT)	171	5,588
Dyax Corp.* (Pharmaceuticals)	380	6,367
Dycom Industries, Inc.* (Engineering & Construction)	95	4,640
Dynavax Technologies Corp.* (Biotechnology)	76	1,705
Dynegy, Inc.* (Electric)	247	7,763
Dynex Capital, Inc. (REIT)	190	1,609
Eagle Bancorp, Inc.* (Banks)	76	2,918
EarthLink Holdings Corp. (Telecommunications)	361	1,603
EastGroup Properties, Inc. (REIT)	76	4,571
Ebix, Inc. (Software)	95	2,886
Echo Global Logistics, Inc.* (Transportation)	76	2,072
Education Realty Trust, Inc. (REIT)	95	3,361
El Paso Electric Co. (Electric)	114	4,405
Electro Scientific Industries, Inc. (Electronics)	114	705
Electronics for Imaging, Inc.* (Computers)	114	4,760
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	76	1,186
Ellie Mae, Inc.* (Diversified Financial Services)	76	4,204
EMCOR Group, Inc. (Engineering & Construction)	171	7,946
Emerald Oil, Inc.* (Oil & Gas)	190	141
Emergent Biosolutions, Inc.* (Biotechnology)	95	2,732
Empire District Electric Co. (Electric)	114	2,829
Empire State Realty Trust, Inc. - Class A (REIT)	247	4,646
Employers Holdings, Inc. (Insurance)	95	2,564
Emulex Corp.* (Semiconductors)	266	2,120
Encore Capital Group, Inc.* (Diversified Financial Services)	76	3,161
Encore Wire Corp. (Electrical Components & Equipment)	57	2,159

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Endocyte, Inc.* (Biotechnology)	152	$952
Endologix, Inc.* (Healthcare - Products)	190	3,243
Endurance International Group Holdings, Inc.* (Internet)	95	1,811
Energy Recovery, Inc.* (Environmental Control)	171	443
Energy XXI (Bermuda), Ltd. (Oil & Gas)	247	899
EnerNOC, Inc.* (Electric)	95	1,083
EnerSys (Electrical Components & Equipment)	114	7,323
Ennis, Inc. (Commercial Services)	95	1,341
Enova International, Inc.* (Diversified Financial Services)	57	1,122
EnPro Industries, Inc. (Miscellaneous Manufacturing)	57	3,759
Entegris, Inc.* (Semiconductors)	361	4,942
Entercom Communications Corp.* - Class A (Media)	95	1,154
Entravision Communications Corp. - Class A (Media)	209	1,323
Entropic Communications, Inc.* (Semiconductors)	342	1,012
Envestnet, Inc.* (Software)	95	5,328
Enzo Biochem, Inc.* (Biotechnology)	171	504
EPAM Systems, Inc.* (Computers)	95	5,823
EPIQ Systems, Inc. (Software)	114	2,044
EPR Properties (REIT)	133	7,984
Equity One, Inc. (REIT)	171	4,564
Era Group, Inc.* (Transportation)	57	1,188
ESCO Technologies, Inc. (Electronics)	76	2,962
Essent Group, Ltd.* (Insurance)	114	2,726
Esterline Technologies Corp.* (Aerospace/Defense)	76	8,696
Ethan Allen Interiors, Inc. (Home Furnishings)	76	2,101
Euronet Worldwide, Inc.* (Commercial Services)	133	7,813
EverBank Financial Corp. (Savings & Loans)	247	4,453
Evercore Partners, Inc. - Class A (Diversified Financial Services)	95	4,908
EVERTEC, Inc. (Commercial Services)	171	3,738
EVINE Live, Inc.* (Advertising)	190	1,275
Exact Sciences Corp.* (Biotechnology)	228	5,021
ExamWorks Group, Inc.* (Commercial Services)	95	3,954
Exar Corp.* (Semiconductors)	133	1,337
Excel Trust, Inc. (REIT)	152	2,131
EXCO Resources, Inc. (Oil & Gas)	437	800
Exelixis, Inc.* (Biotechnology)	589	1,514
ExlService Holdings, Inc.* (Computers)	95	3,534
Express, Inc.* (Retail)	228	3,769
Exterran Holdings, Inc. (Oil & Gas Services)	152	5,103
Extreme Networks, Inc.* (Telecommunications)	323	1,021
EZCORP, Inc.* - Class A (Retail)	152	1,388
F.N.B. Corp. (Banks)	437	5,742
Fabrinet* (Miscellaneous Manufacturing)	114	2,165
Fair Isaac Corp. (Software)	95	8,428
Fairchild Semiconductor International, Inc.* (Semiconductors)	323	5,872
Fairpoint Communications, Inc.* (Telecommunications)	76	1,338
Federal Signal Corp. (Miscellaneous Manufacturing)	171	2,700
Federal-Mogul Corp.* (Auto Parts & Equipment)	95	1,264
FEI Co. (Electronics)	114	8,702
FelCor Lodging Trust, Inc. (REIT)	342	3,930
Female Health Co. (Healthcare - Products)	133	376
Ferro Corp.* (Chemicals)	209	2,623
Fiesta Restaurant Group, Inc.* (Retail)	76	4,636
Financial Engines, Inc. (Diversified Financial Services)	133	5,563
Finisar Corp.* (Telecommunications)	247	5,271
First American Financial Corp. (Insurance)	266	9,491
First Bancorp* (Banks)	323	2,003
First Busey Corp. (Banks)	247	1,652
First Cash Financial Services, Inc.* (Retail)	76	3,535
First Commonwealth Financial Corp. (Banks)	266	2,394
First Financial Bancorp (Banks)	171	3,046
First Financial Bankshares, Inc. (Banks)	171	4,726
First Industrial Realty Trust, Inc. (REIT)	285	6,108
First Merchants Corp. (Banks)	114	2,684
First Midwest Bancorp, Inc. (Banks)	209	3,630
First Potomac Realty Trust (REIT)	171	2,033
FirstMerit Corp. (Banks)	418	7,967
Five Below, Inc.* (Retail)	133	4,731
Five Star Quality Care, Inc.* (Healthcare - Services)	190	844
Flagstar BanCorp, Inc.* (Savings & Loans)	76	1,103
Fleetmatics Group PLC* (Computers)	95	4,261
Flotek Industries, Inc.* (Oil & Gas Services)	133	1,960
Fluidigm Corp.* (Electronics)	76	3,200
Flushing Financial Corp. (Savings & Loans)	95	1,907
Forestar Group, Inc.* (Real Estate)	114	1,798
FormFactor, Inc.* (Semiconductors)	190	1,685
Forum Energy Technologies, Inc.* (Oil & Gas Services)	152	2,979
Forward Air Corp. (Transportation)	76	4,126
Francesca’s Holdings Corp.* (Retail)	133	2,367
Franklin Electric Co., Inc. (Hand/Machine Tools)	133	5,073
Franklin Street Properties Corp. (REIT)	247	3,167
Fred’s, Inc. - Class A (Retail)	114	1,948
Fresh Del Monte Produce, Inc. (Food)	95	3,696
Frontline, Ltd.* (Transportation)	304	681
FTI Consulting, Inc.* (Commercial Services)	114	4,270
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	703	879
Fuller (H.B.) Co. (Chemicals)	133	5,702
Furmanite Corp.* (Metal Fabricate/Hardware)	133	1,049
FutureFuel Corp. (Energy-Alternate Sources)	76	781
FX Energy, Inc.* (Oil & Gas)	247	309

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
FXCM, Inc. (Diversified Financial Services)	133		$283
Gain Capital Holdings, Inc. (Diversified Financial Services)	114		1,114
Galena Biopharma, Inc.* (Biotechnology)	418		581
GasLog, Ltd. (Transportation)	114		2,214
Gastar Exploration, Inc.* (Oil & Gas)	190		498
GenCorp, Inc.* (Aerospace/Defense)	171		3,965
Generac Holdings, Inc.* (Electrical Components & Equipment)	171		8,326
General Cable Corp. (Electrical Components & Equipment)	133		2,292
General Communication, Inc.* - Class A (Telecommunications)	133		2,096
Genesco, Inc.* (Retail)	57		4,060
Genesis Healthcare, Inc.* (Healthcare - Services)	114		812
GenMark Diagnostics, Inc.* (Healthcare - Products)	133		1,726
Gentherm, Inc.* (Auto Parts & Equipment)	95		4,798
Getty Realty Corp. (REIT)	76		1,383
Gibraltar Industries, Inc.* (Building Materials)	95		1,559
Gigamon, Inc.* (Telecommunications)	76		1,614
Glacier Bancorp, Inc. (Banks)	190		4,779
Glatfelter (Forest Products & Paper)	114		3,138
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	76		1,174
Global Cash Access Holdings, Inc.* (Commercial Services)	209		1,593
Global Eagle Entertainment, Inc.* (Internet)	133		1,770
Globalstar, Inc.* (Telecommunications)	760		2,531
Globe Specialty Metals, Inc. (Mining)	171		3,235
Globus Med, Inc.* - Class A (Healthcare - Products)	171		4,317
Glu Mobile, Inc.* (Software)	304		1,523
Gogo, Inc.* (Telecommunications)	152		2,897
Gold Resource Corp. (Mining)	171		545
Goodrich Petroleum Corp.* (Oil & Gas)	95		337
Government Properties Income Trust (REIT)	152		3,473
GrafTech International, Ltd.* (Electrical Components & Equipment)	323		1,256
Gramercy Property Trust, Inc. (REIT)	76		2,133
Grand Canyon Education, Inc.* (Commercial Services)	114		4,936
Granite Construction, Inc. (Engineering & Construction)	114		4,006
Graphic Packaging Holding Co. (Packaging & Containers)	817		11,879
Gray Television, Inc.* (Media)	152		2,101
Great Lakes Dredge & Dock Co.* (Commercial Services)	209		1,256
Greatbatch, Inc.* (Healthcare - Products)	76		4,397
Green Dot Corp.* - Class A (Commercial Services)	95		1,512
Green Plains Renewable Energy (Energy-Alternate Sources)	95		2,712
Greenhill & Co., Inc. (Diversified Financial Services)	76		3,013
Greenlight Capital Re, Ltd.* - Class A (Insurance)	76		2,417
Griffon Corp. (Building Materials)	133		2,318
Group 1 Automotive, Inc. (Retail)	57		4,921
GSI Group, Inc.* (Electronics)	114		1,518
GUESS?, Inc. (Retail)	171		3,179
Guidewire Software, Inc.* (Software)	171		8,996
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	76		991
H&E Equipment Services, Inc. (Distribution/Wholesale)	95		2,374
Hackett Group, Inc. (Commercial Services)	133		1,189
Haemonetics Corp.* (Healthcare - Products)	133		5,974
Halcon Resources Corp.* (Oil & Gas)	684		1,053
Halozyme Therapeutics, Inc.* (Biotechnology)	285		4,070
Hampton Roads Bankshares, Inc.* (Banks)	342		646
Hancock Holding Co. (Banks)	209		6,241
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	95		2,156
Hanmi Financial Corp. (Banks)	95		2,009
Hannon Armstrong Sustainable I (Diversified Financial Services)	76		1,389
Harmonic, Inc.* (Telecommunications)	285		2,112
Harsco Corp. (Miscellaneous Manufacturing)	209		3,607
Harte-Hanks, Inc. (Advertising)	171		1,334
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	(a)	1
Harvest Natural Resources, Inc.* (Oil & Gas)	190		85
Hatteras Financial Corp. (REIT)	247		4,486
Haverty Furniture Cos., Inc. (Retail)	57		1,418
Hawaiian Holdings, Inc.* (Airlines)	133		2,929
Headwaters, Inc.* (Building Materials)	209		3,833
Healthcare Realty Trust, Inc. (REIT)	247		6,862
Healthcare Services Group, Inc. (Commercial Services)	190		6,104
HealthSouth Corp. (Healthcare - Services)	228		10,114
HealthStream, Inc.* (Internet)	76		1,915
Healthways, Inc.* (Healthcare - Services)	95		1,872
Heartland Express, Inc. (Transportation)	152		3,612
Heartland Payment Systems, Inc. (Commercial Services)	95		4,451
Hecla Mining Co. (Mining)	950		2,831
HEICO Corp. (Aerospace/Defense)	171		10,443
Helen of Troy, Ltd.* (Household Products/Wares)	76		6,193
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	266		3,979
Hercules Offshore, Inc.* (Oil & Gas)	494		207
Heritage Commerce Corp. (Banks)	95		867
Heritage Financial Corp. (Banks)	95		1,615
Heritage Oaks Bancorp (Banks)	114		947
Herman Miller, Inc. (Office Furnishings)	152		4,220
Hersha Hospitality Trust (REIT)	551		3,565
HFF, Inc. - Class A (Real Estate)	95		3,566
Hibbett Sports, Inc.* (Retail)	76		3,729
Higher One Holdings, Inc.* (Diversified Financial Services)	209		506

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Highwoods Properties, Inc. (REIT)	228	$10,437
Hill International, Inc.* (Commercial Services)	133	477
Hillenbrand, Inc. (Miscellaneous Manufacturing)	171	5,279
Hilltop Holdings, Inc.* (Banks)	190	3,694
HMS Holdings Corp.* (Commercial Services)	228	3,523
HNI Corp. (Office Furnishings)	114	6,289
Home Bancshares, Inc. (Banks)	133	4,507
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	190	3,143
HomeTrust Bancshares, Inc.* (Savings & Loans)	76	1,214
Horace Mann Educators Corp. (Insurance)	114	3,899
Horizon Pharma PLC* (Holding Companies - Diversified)	190	4,935
Hornbeck Offshore Services, Inc.* (Transportation)	95	1,787
Horsehead Holding Corp.* (Mining)	323	4,089
Houghton Mifflin Harcourt Co.* (Media)	285	6,691
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	361	1,285
HRG Group, Inc.* (Holding Companies - Diversified)	228	2,845
HSN, Inc. (Retail)	95	6,482
Hub Group, Inc.* - Class A (Transportation)	95	3,732
Hudson Pacific Properties, Inc. (REIT)	152	5,045
Huron Consulting Group, Inc.* (Commercial Services)	57	3,771
IBERIABANK Corp. (Banks)	76	4,790
Iconix Brand Group, Inc.* (Apparel)	114	3,838
IDACORP, Inc. (Electric)	133	8,363
Idera Pharmaceuticals, Inc.* (Biotechnology)	285	1,057
iGATE Corp.* (Computers)	95	4,053
IGI Laboratories, Inc.* (Pharmaceuticals)	152	1,240
II-VI, Inc.* (Electronics)	152	2,806
Immersion Corp.* (Computers)	114	1,047
ImmunoGen, Inc.* (Biotechnology)	247	2,211
Immunomedics, Inc.* (Biotechnology)	323	1,237
Impax Laboratories, Inc.* (Pharmaceuticals)	190	8,905
Imperva, Inc.* (Software)	76	3,245
Incontact, Inc.* (Software)	190	2,071
Independent Bank Corp. (Banks)	76	3,334
Independent Bank Corp./Mi (Banks)	95	1,219
Infinera Corp.* (Telecommunications)	342	6,727
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	152	2,125
Infoblox, Inc.* (Software)	171	4,082
Information Services Group, Inc. (Commercial Services)	171	682
Inland Real Estate Corp. (REIT)	247	2,640
InnerWorkings, Inc.* (Software)	133	894
Innophos Holdings, Inc. (Chemicals)	57	3,213
Innospec, Inc. (Chemicals)	76	3,526
Inovio Pharmaceuticals, Inc.* (Biotechnology)	190	1,550
Inphi Corp.* (Semiconductors)	95	1,694
Insight Enterprises, Inc.* (Computers)	114	3,251
Insmed, Inc.* (Biotechnology)	114	2,371
Insperity, Inc. (Commercial Services)	76	3,974
Insulet Corp.* (Healthcare - Products)	152	5,069
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	76	4,685
Integrated Device Technology, Inc.* (Semiconductors)	342	6,847
Integrated Silicon Solution, Inc. (Semiconductors)	95	1,700
Inteliquent, Inc. (Telecommunications)	114	1,794
Intelsat S.A.* (Telecommunications)	95	1,140
InterDigital, Inc. (Telecommunications)	114	5,784
Interface, Inc. (Office Furnishings)	190	3,948
Internap Network Services Corp.* (Internet)	190	1,944
International Bancshares Corp. (Banks)	152	3,957
International Speedway Corp. - Class A (Entertainment)	76	2,478
Intersil Corp. - Class A (Semiconductors)	342	4,897
Interval Leisure Group, Inc. (Leisure Time)	114	2,988
Intevac, Inc.* (Machinery-Diversified)	114	700
Intralinks Holdings, Inc.* (Internet)	152	1,572
Intrepid Potash, Inc.* (Chemicals)	152	1,756
Intrexon Corp.* (Biotechnology)	95	4,310
Invacare Corp. (Healthcare - Products)	95	1,844
InvenSense, Inc.* (Semiconductors)	190	2,890
Invesco Mortgage Capital, Inc. (REIT)	323	5,016
Investment Technology Group, Inc.* (Diversified Financial Services)	114	3,455
Investors Bancorp, Inc. (Savings & Loans)	893	10,466
Investors Real Estate Trust (REIT)	304	2,280
ION Geophysical Corp.* (Oil & Gas Services)	418	907
Iridium Communications, Inc.* (Telecommunications)	247	2,398
iRobot Corp.* (Home Furnishings)	76	2,480
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	304	4,864
Isis Pharmaceuticals, Inc.* (Biotechnology)	285	18,147
Isle of Capri Casinos, Inc.* (Entertainment)	114	1,602
iStar Financial, Inc.* (REIT)	228	2,964
Itron, Inc.* (Electronics)	95	3,468
ITT Educational Services, Inc.* (Commercial Services)	76	516
Ixia* (Telecommunications)	171	2,074
IXYS Corp. (Semiconductors)	95	1,170
j2 Global, Inc. (Internet)	114	7,488
Jack in the Box, Inc. (Retail)	95	9,112
Janus Capital Group, Inc. (Diversified Financial Services)	399	6,859
JetBlue Airways Corp.* (Airlines)	627	12,069
Jive Software, Inc.* (Software)	152	780
John Bean Technologies Corp. (Miscellaneous Manufacturing)	76	2,715
K12, Inc.* (Commercial Services)	95	1,493
Kaman Corp. - Class A (Aerospace/Defense)	76	3,225
KapStone Paper & Packaging Corp. (Packaging & Containers)	209	6,864
KB Home (Home Builders)	228	3,561

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	171	$2,096
Kelly Services, Inc. - Class A (Commercial Services)	95	1,657
KEMET Corp.* (Electronics)	190	787
Kemper Corp. (Insurance)	114	4,441
Kennedy-Wilson Holdings, Inc. (Real Estate)	190	4,967
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	247	3,144
Key Energy Services, Inc.* (Oil & Gas Services)	361	657
Kforce, Inc. (Commercial Services)	76	1,696
Kimball Electronics, Inc.* (Electronics)	76	1,075
Kimball International, Inc. - Class B (Office Furnishings)	114	1,195
Kindred Healthcare, Inc. (Healthcare - Services)	152	3,616
Kite Realty Group Trust (REIT)	95	2,676
Knight Transportation, Inc. (Transportation)	152	4,901
Knightsbridge Tankers, Ltd. (Transportation)	114	570
Knoll, Inc. (Office Furnishings)	133	3,116
Kofax, Ltd.* (Software)	228	2,497
Kopin Corp.* (Semiconductors)	304	1,070
Koppers Holdings, Inc. (Chemicals)	57	1,122
Korn/Ferry International (Commercial Services)	133	4,372
Kraton Performance Polymers, Inc.* (Chemicals)	95	1,920
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	171	946
Krispy Kreme Doughnuts, Inc.* (Retail)	190	3,798
Kronos Worldwide, Inc. (Chemicals)	76	961
La Quinta Holdings, Inc.* (Lodging)	133	3,149
Laclede Group, Inc. (Gas)	95	4,866
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	380	1,467
Lakeland Bancorp, Inc. (Banks)	133	1,530
Landec Corp.* (Chemicals)	95	1,325
Lannett Co., Inc.* (Pharmaceuticals)	76	5,146
LaSalle Hotel Properties (REIT)	266	10,336
Lattice Semiconductor Corp.* (Semiconductors)	342	2,168
La-Z-Boy, Inc. (Home Furnishings)	152	4,272
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	209	456
Lee Enterprises, Inc.* (Media)	228	723
LegacyTexas Financial Group, Inc. (Banks)	114	2,591
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	817	771
Lexington Realty Trust (REIT)	532	5,230
Libbey, Inc. (Housewares)	76	3,033
Liberator Medical Holdings, Inc. (Pharmaceuticals)	190	665
Life Time Fitness, Inc.* (Leisure Time)	114	8,089
LifeLock, Inc.* (Commercial Services)	228	3,217
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	57	4,395
Limelight Networks, Inc.* (Internet)	285	1,035
Lionbridge Technologies, Inc.* (Internet)	228	1,304
Liquidity Services, Inc.* (Internet)	95	939
Lithia Motors, Inc. - Class A (Retail)	57	5,666
Littelfuse, Inc. (Electrical Components & Equipment)	57	5,665
LivePerson, Inc.* (Software)	171	1,750
LogMeIn, Inc.* (Telecommunications)	76	4,255
Louisiana-Pacific Corp.* (Building Materials)	361	5,960
LSI Industries, Inc. (Building Materials)	114	929
LTC Properties, Inc. (REIT)	95	4,370
Lumber Liquidators Holdings, Inc.* (Retail)	76	2,339
Luminex Corp.* (Healthcare - Products)	114	1,824
M.D.C. Holdings, Inc. (Home Builders)	114	3,249
M/I Schottenstein Homes, Inc.* (Home Builders)	76	1,812
Macatawa Bank Corp. (Banks)	152	813
Mack-Cali Realty Corp. (REIT)	228	4,396
MacroGenics, Inc.* (Biotechnology)	76	2,384
Magellan Health Services, Inc.* (Healthcare - Services)	76	5,382
Magnum Hunter Resources Corp.* (Oil & Gas)	532	1,420
Maiden Holdings, Ltd. (Insurance)	152	2,254
Mainsource Financial Group, Inc. (Banks)	76	1,493
Manhattan Associates, Inc.* (Computers)	190	9,616
MannKind Corp.* (Pharmaceuticals)	589	3,063
ManTech International Corp. - Class A (Software)	76	2,579
Marchex, Inc. - Class B (Advertising)	114	465
Marin Software, Inc.* (Advertising)	95	598
MarineMax, Inc.* (Retail)	95	2,518
MarketAxess Holdings, Inc. (Diversified Financial Services)	95	7,876
Marketo, Inc.* (Internet)	76	1,947
Marriott Vacations Worldwide Corp. (Entertainment)	76	6,160
Marten Transport, Ltd. (Transportation)	76	1,763
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	171	1,112
Masimo Corp.* (Healthcare - Products)	133	4,386
Masonite International Corp.* (Building Materials)	76	5,112
MasTec, Inc.* (Engineering & Construction)	171	3,300
Matador Resources Co.* (Oil & Gas)	190	4,166
Materion Corp. (Mining)	57	2,191
Matrix Service Co.* (Oil & Gas Services)	76	1,335
Matson, Inc. (Transportation)	114	4,806
Matthews International Corp. - Class A (Commercial Services)	76	3,915
MAXIMUS, Inc. (Computers)	171	11,416
Maxlinear, Inc.* - Class A (Semiconductors)	114	927
Maxwell Technologies, Inc.* (Computers)	95	766
MB Financial, Inc. (Banks)	152	4,759
McDermott International, Inc.* (Oil & Gas Services)	627	2,408
McGrath Rentcorp (Commercial Services)	76	2,501
MDC Partners, Inc. - Class A (Advertising)	114	3,232
Meadowbrook Insurance Group, Inc. (Insurance)	190	1,615

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MedAssets, Inc.* (Software)	171	$3,218
Media General, Inc.* (Media)	152	2,506
Medical Properties Trust, Inc. (REIT)	437	6,441
Medidata Solutions, Inc.* (Software)	133	6,522
Mentor Graphics Corp. (Computers)	247	5,935
Mercury Computer Systems, Inc.* (Computers)	114	1,773
Meredith Corp. (Media)	95	5,298
Merge Healthcare, Inc.* (Software)	361	1,614
Meridian Bioscience, Inc. (Healthcare - Products)	114	2,175
Merit Medical Systems, Inc.* (Healthcare - Products)	133	2,560
Meritage Homes Corp.* (Home Builders)	95	4,621
Meritor, Inc.* (Auto Parts & Equipment)	266	3,354
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	285	3,386
Methode Electronics, Inc. (Electronics)	95	4,469
MGE Energy, Inc. (Electric)	95	4,210
MGIC Investment Corp.* (Insurance)	855	8,234
Micrel, Inc. (Semiconductors)	152	2,292
Microsemi Corp.* (Semiconductors)	247	8,744
Midstates Pete Co., Inc.* (Oil & Gas)	152	129
Millennial Media, Inc.* (Advertising)	285	413
Miller Energy Resources, Inc.* (Oil & Gas)	152	95
MiMedx Group, Inc.* (Healthcare - Products)	285	2,964
Minerals Technologies, Inc. (Chemicals)	95	6,945
MKS Instruments, Inc. (Semiconductors)	133	4,497
Mobile Mini, Inc. (Storage/Warehousing)	114	4,861
Modine Manufacturing Co.* (Auto Parts & Equipment)	133	1,792
ModusLink Global Solutions, Inc.* (Internet)	209	805
Molina Healthcare, Inc.* (Healthcare - Services)	76	5,114
Molycorp, Inc.* (Mining)	608	234
Momenta Pharmaceuticals, Inc.* (Biotechnology)	152	2,310
MoneyGram International, Inc.* (Commercial Services)	95	821
Monmouth Real Estate Investment Corp. - Class A (REIT)	171	1,900
Monolithic Power Systems, Inc. (Semiconductors)	95	5,002
Monotype Imaging Holdings, Inc. (Software)	114	3,721
Monro Muffler Brake, Inc. (Commercial Services)	76	4,944
Monster Worldwide, Inc.* (Commercial Services)	285	1,807
Montpelier Re Holdings, Ltd. (Insurance)	114	4,382
Moog, Inc.* - Class A (Aerospace/Defense)	114	8,556
Morgans Hotel Group Co.* (Lodging)	133	1,031
MSA Safety, Inc. (Environmental Control)	76	3,791
Mueller Industries, Inc. (Metal Fabricate/Hardware)	152	5,492
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	437	4,304
Myers Industries, Inc. (Miscellaneous Manufacturing)	95	1,665
MYR Group, Inc.* (Engineering & Construction)	76	2,382
Nanometrics, Inc.* (Semiconductors)	76	1,278
NanoViricides, Inc.* (Pharmaceuticals)	190	428
National Bank Holdings Corp. (Holding Companies - Diversified)	114	2,144
National CineMedia, Inc. (Entertainment)	171	2,582
National General Holdings Corp. (Insurance)	114	2,132
National Health Investors, Inc. (REIT)	95	6,746
National Penn Bancshares, Inc. (Banks)	323	3,479
Natus Medical, Inc.* (Healthcare - Products)	95	3,750
Nautilus, Inc.* (Leisure Time)	114	1,741
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	665	1,057
Navigant Consulting Co.* (Commercial Services)	152	1,970
Navios Maritime Acquisition Corp. (Transportation)	323	1,143
Navios Maritime Holdings, Inc. (Transportation)	228	953
NBT Bancorp, Inc. (Banks)	114	2,857
NCI Building Systems, Inc.* (Building Materials)	95	1,642
Nektar Therapeutics, Inc.* (Pharmaceuticals)	342	3,762
Nelnet, Inc. - Class A (Diversified Financial Services)	57	2,697
Neogen Corp.* (Pharmaceuticals)	95	4,439
NeoStem, Inc.* (Healthcare - Services)	114	290
NETGEAR, Inc.* (Telecommunications)	95	3,124
NetScout Systems, Inc.* (Computers)	95	4,166
Neuralstem, Inc.* (Biotechnology)	266	505
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	209	8,299
NeuStar, Inc.* - Class A (Telecommunications)	152	3,742
New Jersey Resources Corp. (Gas)	228	7,082
New Media Investment Group, Inc. (Internet)	95	2,273
New Residential Investment Corp. (REIT)	361	5,426
New York & Co., Inc.* (Retail)	190	475
New York Mortgage Trust, Inc. (REIT)	266	2,064
New York REIT, Inc. (REIT)	456	4,779
NewBridge Bancorp (Banks)	133	1,186
Newpark Resources, Inc.* (Oil & Gas Services)	247	2,250
Newport Corp.* (Electronics)	114	2,173
NewStar Financial, Inc.* (Diversified Financial Services)	95	1,114
Nexstar Broadcasting Group, Inc. - Class A (Media)	76	4,349
NIC, Inc. (Internet)	190	3,357
NMI Holdings, Inc.* - Class A (Insurance)	152	1,138
Noranda Aluminum Holding Corp. (Mining)	228	677
North Atlantic Drilling, Ltd. (Oil & Gas)	209	242
Northern Oil & Gas, Inc.* (Oil & Gas)	171	1,318
Northfield BanCorp, Inc. (Savings & Loans)	152	2,253
Northwest Bancshares, Inc. (Savings & Loans)	266	3,152

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	152	$1,120
Northwest Natural Gas Co. (Gas)	76	3,644
NorthWestern Corp. (Electric)	95	5,110
Novavax, Inc.* (Biotechnology)	589	4,871
NRG Yield, Inc. (Electric)	57	2,892
Nutrisystem, Inc. (Commercial Services)	95	1,898
NuVasive, Inc.* (Healthcare - Products)	114	5,243
NxStage Medical, Inc.* (Healthcare - Products)	171	2,958
Oclaro, Inc.* (Telecommunications)	418	828
Office Depot, Inc.* (Retail)	1,349	12,410
OFG Bancorp (Banks)	133	2,171
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	95	241
Old National Bancorp (Banks)	285	4,044
Olin Corp. (Chemicals)	209	6,696
Olympic Steel, Inc. (Metal Fabricate/Hardware)	76	1,023
OM Group, Inc. (Chemicals)	95	2,853
Omega Protein Corp.* (Pharmaceuticals)	76	1,040
Omeros Corp.* (Biotechnology)	114	2,511
Omnicell, Inc.* (Software)	95	3,335
OmniVision Technologies, Inc.* (Semiconductors)	152	4,008
Omnova Solutions, Inc.* (Chemicals)	152	1,297
On Assignment, Inc.* (Commercial Services)	133	5,102
Oncothyreon, Inc.* (Biotechnology)	304	496
ONE Gas, Inc. (Gas)	133	5,750
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	76	1,156
Opko Health, Inc.* (Pharmaceuticals)	513	7,269
OraSure Technologies, Inc.* (Healthcare - Products)	190	1,243
Orbcomm, Inc.* (Telecommunications)	171	1,021
Orbitz Worldwide, Inc.* (Internet)	171	1,994
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	342	2,678
Organovo Holdings, Inc.* (Biotechnology)	209	740
Orion Marine Group, Inc.* (Engineering & Construction)	114	1,010
Oritani Financial Corp. (Savings & Loans)	133	1,935
Otter Tail Corp. (Electric)	95	3,056
Outerwall, Inc. (Retail)	57	3,769
Owens & Minor, Inc. (Pharmaceuticals)	171	5,787
Pacific Biosciences of California, Inc.* (Biotechnology)	209	1,221
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	76	820
Pacific Sunwear of California, Inc.* (Retail)	304	839
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	95	8,441
Pain Therapeutics, Inc.* (Pharmaceuticals)	171	323
Papa John’s International, Inc. (Retail)	76	4,698
PAREXEL International Corp.* (Commercial Services)	152	10,486
Park Electrochemical Corp. (Electronics)	57	1,229
Park Sterling Corp. (Banks)	171	1,214
Parker Drilling Co.* (Oil & Gas)	361	1,260
Parkervision, Inc.* (Telecommunications)	513	426
Parkway Properties, Inc. (REIT)	190	3,297
Parsley Energy, Inc.* - Class A (Oil & Gas)	133	2,125
Pattern Energy Group, Inc. (Energy-Alternate Sources)	114	3,229
PDC Energy, Inc.* (Oil & Gas)	95	5,134
PDF Solutions, Inc.* (Software)	95	1,702
PDL BioPharma, Inc. (Biotechnology)	437	3,074
Pebblebrook Hotel Trust (REIT)	171	7,963
Pegasystems, Inc. (Software)	114	2,480
Pendrell Corp.* (Commercial Services)	665	865
Penn National Gaming, Inc.* (Entertainment)	228	3,570
Penn Virginia Corp.* (Oil & Gas)	190	1,231
Pennsylvania REIT (REIT)	190	4,414
PennyMac Mortgage Investment Trust (REIT)	190	4,045
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	665	898
Perficient, Inc.* (Internet)	114	2,359
Performant FINL Corp.* (Commercial Services)	114	388
Pericom Semiconductor Corp. (Semiconductors)	95	1,470
Pernix Therapeutics Holdings I* (Pharmaceuticals)	133	1,422
PetMed Express, Inc. (Retail)	76	1,256
PetroQuest Energy, Inc.* (Oil & Gas)	209	481
PGT, Inc.* (Building Materials)	171	1,911
PharMerica Corp.* (Pharmaceuticals)	95	2,678
PHH Corp.* (Diversified Financial Services)	152	3,674
Photronics, Inc.* (Semiconductors)	190	1,615
Physicians Realty Trust (REIT)	114	2,008
PICO Holdings, Inc.* (Water)	76	1,232
Piedmont Natural Gas Co., Inc. (Gas)	190	7,013
Pier 1 Imports, Inc. (Retail)	247	3,453
Pinnacle Entertainment, Inc.* (Entertainment)	152	5,486
Pinnacle Financial Partners, Inc. (Banks)	95	4,224
Pioneer Energy Services Corp.* (Oil & Gas Services)	171	927
Plantronics, Inc. (Telecommunications)	114	6,036
Plexus Corp.* (Electronics)	95	3,873
Plug Power, Inc.* (Energy-Alternate Sources)	494	1,279
Ply Gem Holdings, Inc.* (Building Materials)	95	1,235
PMC-Sierra, Inc.* (Semiconductors)	475	4,408
PNM Resources, Inc. (Electric)	209	6,103
Polycom, Inc.* (Telecommunications)	361	4,837
PolyOne Corp. (Chemicals)	228	8,515
Polypore International, Inc.* (Miscellaneous Manufacturing)	114	6,715
Pool Corp. (Distribution/Wholesale)	114	7,953
Popeyes Louisiana Kitchen, Inc.* (Retail)	57	3,410
Portland General Electric Co. (Electric)	190	7,047
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	95	3,606
Post Holdings, Inc.* (Food)	114	5,339
Potlatch Corp. (REIT)	114	4,565
Power Integrations, Inc. (Semiconductors)	76	3,958

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PowerSecure International, Inc.* (Electrical Components & Equipment)	95	$1,250
Pozen, Inc.* (Pharmaceuticals)	114	880
PRA Group, Inc.* (Diversified Financial Services)	133	7,225
Premiere Global Services, Inc.* (Telecommunications)	152	1,453
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	133	5,705
PRGX Global, Inc.* (Commercial Services)	133	535
Primerica, Inc. (Insurance)	133	6,770
Primoris Services Corp. (Pipelines)	114	1,960
PrivateBancorp, Inc. (Banks)	190	6,682
Procera Networks, Inc.* (Telecommunications)	95	892
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	266	1,591
Progress Software Corp.* (Software)	133	3,614
Proofpoint, Inc.* (Software)	95	5,626
PROS Holdings, Inc.* (Software)	76	1,878
Prosperity Bancshares, Inc. (Banks)	171	8,973
Prothena Corp. PLC* (Biotechnology)	76	2,899
Proto Labs, Inc.* (Miscellaneous Manufacturing)	57	3,990
Provident Financial Services, Inc. (Savings & Loans)	171	3,189
PTC Therapeutics, Inc.* (Biotechnology)	76	4,625
Puma Biotechnology, Inc.* (Biotechnology)	57	13,457
QLIK Technologies, Inc.* (Software)	228	7,098
QLogic Corp.* (Semiconductors)	247	3,641
Qorvo, Inc.* (Telecommunications)	361	28,773
Quad Graphics, Inc. (Commercial Services)	95	2,183
Quality Distribution, Inc.* (Transportation)	95	981
Quality Systems, Inc. (Software)	152	2,429
Qualys, Inc.* (Computers)	57	2,649
Quanex Building Products Corp. (Building Materials)	114	2,250
Quantum Corp.* (Computers)	893	1,429
Quicklogic Corp.* (Semiconductors)	228	440
Quidel Corp.* (Healthcare - Products)	95	2,563
QuinStreet, Inc.* (Internet)	171	1,017
Radian Group, Inc. (Insurance)	475	7,975
Radio One, Inc.* - Class D (Media)	152	468
RadNet, Inc.* (Healthcare - Services)	133	1,117
RAIT Financial Trust (REIT)	247	1,694
Rally Software Development COR* (Software)	95	1,491
Rambus, Inc.* (Semiconductors)	304	3,823
Ramco-Gershenson Properties Trust (REIT)	190	3,534
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	190	2,065
Raven Industries, Inc. (Miscellaneous Manufacturing)	95	1,944
RBC Bearings, Inc. (Metal Fabricate/Hardware)	57	4,363
RealD, Inc.* (Computers)	133	1,701
RealNetworks, Inc.* (Internet)	114	767
RealPage, Inc.* (Software)	152	3,061
Redwood Trust, Inc. (REIT)	228	4,074
Regis Corp.* (Retail)	133	2,176
Renasant Corp. (Banks)	95	2,855
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	114	1,051
Rent-A-Center, Inc. (Commercial Services)	133	3,650
Rentech, Inc.* (Chemicals)	722	809
Repligen Corp.* (Biotechnology)	95	2,884
Repros Therapeutics, Inc.* (Pharmaceuticals)	76	653
Republic Airways Holdings, Inc.* (Airlines)	152	2,090
Republic First Bancorp, Inc.* (Banks)	152	552
Resolute Energy Corp.* (Oil & Gas)	247	139
Resolute Forest Products, Inc.* (Forest Products & Paper)	190	3,278
Resource Capital Corp. (REIT)	380	1,725
Resources Connection, Inc. (Commercial Services)	133	2,328
Restoration Hardware Holdings, Inc.* (Retail)	76	7,539
Retail Opportunity Investments Corp. (REIT)	209	3,825
Retailmenot, Inc.* (Internet)	95	1,711
Retrophin, Inc.* (Biotechnology)	95	2,276
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	266	295
Rex Energy Corp.* (Oil & Gas)	133	495
Rexford Industrial Realty, Inc. (REIT)	95	1,502
Rexnord Corp.* (Metal Fabricate/Hardware)	190	5,071
Rigel Pharmaceuticals, Inc.* (Biotechnology)	323	1,153
Rightside Group, Ltd.* (Internet)	38	386
RingCentral, Inc.* - Class A (Internet)	95	1,456
RLI Corp. (Insurance)	114	5,975
RLJ Lodging Trust (REIT)	323	10,113
Roadrunner Transportation Systems, Inc.* (Transportation)	76	1,921
Rockwell Medical, Inc.* (Healthcare - Products)	133	1,454
Rofin-Sinar Technologies, Inc.* (Electronics)	95	2,302
Rosetta Resources, Inc.* (Oil & Gas)	152	2,587
Rosetta Stone, Inc.* (Software)	95	723
Roundy’s, Inc.* (Retail)	171	836
Rouse Properties, Inc. (REIT)	114	2,161
RPX Corp.* (Commercial Services)	152	2,187
RSP Permian, Inc.* (Oil & Gas)	57	1,436
RTI Biologics, Inc.* (Biotechnology)	247	1,220
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	95	3,411
Rubicon Technology, Inc.* (Semiconductors)	114	449
Ruby Tuesday, Inc.* (Retail)	209	1,256
Ruckus Wireless, Inc.* (Telecommunications)	190	2,445
Rudolph Technologies, Inc.* (Semiconductors)	133	1,466
Rush Enterprises, Inc.* - Class A (Retail)	95	2,599
Ruth’s Hospitality Group, Inc. (Retail)	114	1,810
Ryman Hospitality Properties, Inc. (REIT)	114	6,944

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
S&T Bancorp, Inc. (Banks)	95	$2,696
Sabra Health Care REIT, Inc. (REIT)	133	4,409
Safe Bulkers, Inc. (Transportation)	133	477
Safeguard Scientifics, Inc.* (Internet)	76	1,374
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	76	1,767
Saia, Inc.* (Transportation)	76	3,367
Sanchez Energy Corp.* (Oil & Gas)	114	1,483
Sanderson Farms, Inc. (Food)	57	4,540
Sandy Spring Bancorp, Inc. (Banks)	76	1,993
Sangamo Biosciences, Inc.* (Biotechnology)	190	2,979
Sanmina Corp.* (Electronics)	209	5,055
Sapiens International Corp. N.V.* (Software)	114	935
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	114	1,514
ScanSource, Inc.* (Distribution/Wholesale)	76	3,089
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	76	1,205
Scholastic Corp. (Media)	76	3,111
Schulman (A.), Inc. (Chemicals)	76	3,663
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	76	3,505
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	209	1,852
Science Applications International Corp. (Computers)	114	5,854
Scientific Games Corp.* - Class A (Entertainment)	152	1,591
Sciquest, Inc.* (Software)	95	1,608
Scorpio Bulkers, Inc.* (Transportation)	380	901
Scorpio Tankers, Inc. (Transportation)	513	4,832
SeaChange International, Inc.* (Software)	133	1,044
SEACOR Holdings, Inc.* (Oil & Gas Services)	57	3,971
Select Comfort Corp.* (Home Furnishings)	152	5,239
Select Income REIT (REIT)	95	2,374
Select Medical Holdings Corp. (Healthcare - Services)	209	3,099
Selective Insurance Group, Inc. (Insurance)	152	4,416
SemGroup Corp. - Class A (Pipelines)	114	9,272
Semtech Corp.* (Semiconductors)	171	4,556
Senomyx, Inc.* (Food)	152	670
Sensient Technologies Corp. (Chemicals)	133	9,160
Sequenom, Inc.* (Biotechnology)	399	1,576
ServiceSource International, Inc.* (Commercial Services)	247	766
SFX Entertainment, Inc.* (Commercial Services)	171	699
Shenandoah Telecommunications Co. (Telecommunications)	76	2,368
Ship Finance International, Ltd. (Transportation)	171	2,531
ShoreTel, Inc.* (Telecommunications)	209	1,425
Shutterfly, Inc.* (Internet)	95	4,298
Silicon Graphics International Corp.* (Computers)	133	1,156
Silicon Laboratories, Inc.* (Semiconductors)	114	5,788
Silver Bay Realty Trust Corp. (REIT)	114	1,842
Silver Spring Networks, Inc.* (Computers)	114	1,019
Simpson Manufacturing Co., Inc. (Building Materials)	114	4,261
Sinclair Broadcast Group, Inc. - Class A (Media)	171	5,372
Sizmek, Inc.* (Advertising)	95	690
Skechers U.S.A., Inc.* - Class A (Apparel)	95	6,831
SkyWest, Inc. (Airlines)	152	2,221
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	152	1,935
Snyders-Lance, Inc. (Food)	133	4,251
Solazyme, Inc.* (Energy-Alternate Sources)	209	598
Sonic Automotive, Inc. - Class A (Retail)	114	2,839
Sonic Corp. (Retail)	152	4,818
Sonus Networks, Inc.* (Telecommunications)	133	1,048
Sotheby’s - Class A (Commercial Services)	152	6,423
South Jersey Industries, Inc. (Gas)	95	5,157
South State Corp. (Banks)	57	3,898
Southwest Gas Corp. (Gas)	114	6,631
Sovran Self Storage, Inc. (REIT)	76	7,139
Spartan Motors, Inc. (Auto Parts & Equipment)	171	829
SpartanNash Co. (Food)	114	3,598
Spectranetics Corp.* (Healthcare - Products)	114	3,963
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	209	1,269
Speed Commerce, Inc.* (Distribution/Wholesale)	247	158
Spok Holdings, Inc. (Telecommunications)	76	1,457
Springleaf Holdings, Inc.* (Diversified Financial Services)	76	3,935
SS&C Technologies Holdings, Inc. (Software)	171	10,652
St. Joe Co.* (Real Estate)	171	3,174
Staar Surgical Co.* (Healthcare - Products)	114	847
STAG Industrial, Inc. (REIT)	133	3,128
Stage Stores, Inc. (Retail)	95	2,177
Standard Pacific Corp.* (Home Builders)	399	3,591
Starwood Waypoint Residential Trust (REIT)	114	2,947
State Bank Financial Corp. (Banks)	95	1,995
Steelcase, Inc. - Class A (Office Furnishings)	228	4,318
Stein Mart, Inc. (Retail)	95	1,183
STERIS Corp. (Healthcare - Products)	152	10,681
Sterling Bancorp (Savings & Loans)	228	3,057
Steven Madden, Ltd.* (Apparel)	152	5,776
Stewart Information Services Corp. (Insurance)	57	2,316
Stifel Financial Corp.* (Diversified Financial Services)	171	9,533
Stillwater Mining Co.* (Mining)	304	3,928
Stone Energy Corp.* (Oil & Gas)	152	2,231
Stoneridge, Inc.* (Electronics)	114	1,287
Strategic Hotels & Resorts, Inc.* (REIT)	627	7,794
Summit Hotel Properties, Inc. (REIT)	247	3,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sun Bancorp, Inc.* (Banks)	38	$719
Sun Communities, Inc. (REIT)	114	7,606
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	57	2,358
SunCoke Energy, Inc. (Coal)	190	2,839
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	190	466
Sunstone Hotel Investors, Inc. (REIT)	475	7,917
Super Micro Computer, Inc.* (Computers)	95	3,155
Superior Industries International, Inc. (Auto Parts & Equipment)	76	1,439
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	114	1,378
SUPERVALU, Inc.* (Food)	532	6,187
Susquehanna Bancshares, Inc. (Banks)	494	6,773
Swift Energy Co.* (Oil & Gas)	133	287
Swift Transportation Co.* (Transportation)	228	5,933
Sykes Enterprises, Inc.* (Computers)	114	2,833
Symetra Financial Corp. (Insurance)	190	4,457
Synageva BioPharma Corp.* (Biotechnology)	57	5,559
Synaptics, Inc.* (Computers)	95	7,724
Synchronoss Technologies, Inc.* (Software)	95	4,509
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	342	1,580
Synergy Resources Corp.* (Oil & Gas)	190	2,252
SYNNEX Corp. (Software)	76	5,871
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	247	479
Take-Two Interactive Software, Inc.* (Software)	247	6,287
TAL International Group, Inc. (Trucking & Leasing)	95	3,869
Tangoe, Inc.* (Software)	114	1,573
TASER International, Inc.* (Electronics)	152	3,665
Team Health Holdings, Inc.* (Commercial Services)	171	10,005
Team, Inc.* (Commercial Services)	57	2,222
Teekay Tankers, Ltd. - Class A (Transportation)	247	1,418
TeleCommunication Systems, Inc.* - Class A (Internet)	247	946
Teledyne Technologies, Inc.* (Aerospace/Defense)	95	10,139
Telenav, Inc.* (Telecommunications)	133	1,053
Tenneco, Inc.* (Auto Parts & Equipment)	152	8,728
Terreno Realty Corp. (REIT)	95	2,166
Tesco Corp. (Oil & Gas Services)	95	1,080
Tessera Technologies, Inc. (Semiconductors)	152	6,123
TETRA Tech, Inc. (Environmental Control)	171	4,107
TETRA Technologies, Inc.* (Oil & Gas Services)	228	1,409
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	76	2,785
Texas Capital Bancshares, Inc.* (Banks)	114	5,546
Texas Roadhouse, Inc. - Class A (Retail)	190	6,922
Textainer Group Holdings, Ltd. (Trucking & Leasing)	57	1,709
TG Therapeutics, Inc.* (Pharmaceuticals)	95	1,471
The Andersons, Inc. (Agriculture)	76	3,144
The Brink’s Co. (Commercial Services)	133	3,675
The Buckle, Inc. (Retail)	76	3,883
The Cato Corp. - Class A (Retail)	76	3,010
The Cheesecake Factory, Inc. (Retail)	133	6,561
The Children’s Place Retail Stores, Inc. (Retail)	57	3,659
The Corporate Executive Board Co. (Commercial Services)	95	7,586
The E.W. Scripps Co.* - Class A (Media)	190	4,864
The Ensign Group, Inc. (Healthcare - Services)	57	2,671
The Finish Line, Inc. - Class A (Retail)	133	3,261
The Fresh Market, Inc.* (Food)	114	4,633
The Geo Group, Inc. (REIT)	190	8,311
The Greenbrier Cos., Inc. (Trucking & Leasing)	76	4,409
The KEYW Holding Corp.* (Computers)	114	938
The McClatchy Co.* - Class A (Media)	228	420
The Medicines Co.* (Biotechnology)	171	4,792
The Men’s Wearhouse, Inc. (Retail)	114	5,951
The New York Times Co. - Class A (Media)	361	4,967
The Pep Boys - Manny, Moe & Jack* (Retail)	171	1,645
The Ryland Group, Inc. (Home Builders)	114	5,556
The Ultimate Software Group, Inc.* (Software)	76	12,917
TherapeuticsMD, Inc.* (Pharmaceuticals)	323	1,954
Theravance Biopharma, Inc.* (Biotechnology)	76	1,319
Theravance, Inc. (Biotechnology)	209	3,285
Thermon Group Holdings, Inc.* (Oil & Gas Services)	95	2,287
Third Point Reinsurance, Ltd.* (Insurance)	171	2,420
Thoratec Corp.* (Healthcare - Products)	152	6,367
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	247	1,003
Tile Shop Holdings, Inc.* (Retail)	95	1,150
Time, Inc. (Media)	285	6,395
Titan International, Inc. (Auto Parts & Equipment)	133	1,245
TiVo, Inc.* (Home Furnishings)	304	3,225
Tornier N.V.* (Healthcare - Products)	95	2,491
Tower International, Inc.* (Auto Parts & Equipment)	57	1,516
TowneBank (Banks)	95	1,528
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	95	507
TransEnterix, Inc.* (Healthcare - Products)	152	445
Tredegar Corp. (Miscellaneous Manufacturing)	76	1,528
TreeHouse Foods, Inc.* (Food)	95	8,077
Tremor Video, Inc.* (Advertising)	171	400
Trex Co., Inc.* (Building Materials)	95	5,181
Triangle Petroleum Corp.* (Oil & Gas)	209	1,051
TriMas Corp.* (Miscellaneous Manufacturing)	114	3,510
Triple-S Management Corp.* (Healthcare - Services)	76	1,511
Tristate Capital Holdings, Inc.* (Banks)	76	796
Tronox, Ltd. (Chemicals)	171	3,476
TrueBlue, Inc.* (Commercial Services)	114	2,776
TrustCo Bank Corp. (Banks)	285	1,961

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Trustmark Corp. (Banks)	171	$4,152
TTM Technologies, Inc.* (Electronics)	190	1,712
Tuesday Morning Corp.* (Retail)	133	2,141
Tumi Holdings, Inc.* (Household Products/Wares)	133	3,253
Tutor Perini Corp.* (Engineering & Construction)	95	2,218
Tyler Technologies, Inc.* (Software)	76	9,160
U.S. Silica Holdings, Inc. (Mining)	133	4,736
Ubiquiti Networks, Inc. (Telecommunications)	76	2,246
UIL Holdings Corp. (Electric)	152	7,816
Ultra Clean Holdings, Inc.* (Semiconductors)	114	815
Ultrapetrol Bahamas, Ltd.* (Transportation)	190	276
Ultratech Stepper, Inc.* (Semiconductors)	95	1,647
UMB Financial Corp. (Banks)	95	5,025
Umpqua Holdings Corp. (Banks)	418	7,181
Unilife Corp.* (Healthcare - Products)	399	1,600
Union Bankshares Corp. (Banks)	133	2,954
Unisys Corp.* (Computers)	133	3,087
United Bankshares, Inc. (Banks)	171	6,426
United Community Banks, Inc. (Banks)	152	2,870
United Community Financial Corp. (Savings & Loans)	228	1,245
United Financial Bancorp, Inc. (Savings & Loans)	152	1,889
United Fire Group, Inc. (Insurance)	57	1,811
United Natural Foods, Inc.* (Food)	133	10,246
United Stationers, Inc. (Distribution/Wholesale)	114	4,673
Universal American Corp.* (Healthcare - Services)	152	1,623
Universal Corp. (Agriculture)	57	2,688
Universal Display Corp.* (Electrical Components & Equipment)	114	5,330
Universal Forest Products, Inc. (Building Materials)	57	3,162
Universal Insurance Holdings, Inc. (Insurance)	114	2,917
Universal Technical Institute, Inc. (Commercial Services)	95	912
Unwired Planet, Inc.* (Internet)	437	250
Urstadt Biddle Properties - Class A (REIT)	76	1,753
US Ecology, Inc. (Environmental Control)	57	2,848
UTI Worldwide, Inc.* (Transportation)	266	3,272
VAALCO Energy, Inc.* (Oil & Gas)	190	466
Vail Resorts, Inc. (Entertainment)	95	9,826
Valley National Bancorp (Banks)	513	4,843
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	114	1,060
Vantage Drilling Co.* (Oil & Gas)	722	236
VASCO Data Security International, Inc.* (Internet)	114	2,456
Vector Group, Ltd. (Agriculture)	171	3,757
Veeco Instruments, Inc.* (Semiconductors)	114	3,483
Vera Bradley, Inc.* (Retail)	76	1,233
Verastem, Inc.* (Biotechnology)	95	966
Verint Systems, Inc.* (Software)	133	8,237
Viad Corp. (Commercial Services)	76	2,114
ViaSat, Inc.* (Telecommunications)	114	6,796
Violin Memory, Inc.* (Computers)	285	1,074
VirnetX Holding Corp.* (Internet)	133	810
Virtusa Corp.* (Computers)	76	3,145
Vitamin Shoppe, Inc.* (Retail)	76	3,130
Vitesse Semiconductor Corp.* (Semiconductors)	247	1,312
VIVUS, Inc.* (Pharmaceuticals)	304	748
Vocera Communications, Inc.* (Computers)	95	942
Vonage Holdings Corp.* (Telecommunications)	532	2,612
Vringo, Inc.* (Telecommunications)	304	198
W&T Offshore, Inc. (Oil & Gas)	114	583
Wabash National Corp.* (Auto Manufacturers)	190	2,679
WageWorks, Inc.* (Diversified Financial Services)	95	5,066
Walter Energy, Inc. (Coal)	228	141
Walter Investment Management Corp.* (Diversified Financial Services)	95	1,534
Warren Resources, Inc.* (Oil & Gas)	247	220
Washington Federal, Inc. (Savings & Loans)	266	5,801
Washington REIT (REIT)	171	4,725
Waterstone Financial, Inc. (Savings & Loans)	114	1,464
Watsco, Inc. (Distribution/Wholesale)	57	7,165
Watts Water Technologies, Inc. - Class A (Electronics)	76	4,182
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	133	1,267
Web.com Group, Inc.* (Internet)	133	2,520
WebMD Health Corp.* (Internet)	95	4,164
Webster Financial Corp. (Banks)	228	8,447
Weight Watchers International, Inc.* (Commercial Services)	95	664
WellCare Health Plans, Inc.* (Healthcare - Services)	114	10,427
Werner Enterprises, Inc. (Transportation)	114	3,581
WesBanco, Inc. (Banks)	76	2,476
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	152	2,329
West Corp. (Telecommunications)	114	3,845
West Pharmaceutical Services, Inc. (Healthcare - Products)	171	10,296
Westamerica Bancorp (Banks)	76	3,284
Western Alliance Bancorp* (Banks)	190	5,632
Western Asset Mortgage Capital Corp. (REIT)	133	2,006
Western Refining, Inc. (Oil & Gas)	133	6,568
WEX, Inc.* (Commercial Services)	95	10,200
WGL Holdings, Inc. (Gas)	133	7,501
Whitestone REIT (REIT)	76	1,207
Willbros Group, Inc.* (Oil & Gas Services)	133	440
Wilshire Bancorp, Inc. (Banks)	209	2,084
Winnebago Industries, Inc. (Home Builders)	76	1,616
Wintrust Financial Corp. (Banks)	114	5,436
WisdomTree Investments, Inc. (Diversified Financial Services)	285	6,116
Wolverine World Wide, Inc. (Apparel)	266	8,899

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Woodward, Inc. (Electronics)	171	$8,723
World Wrestling Entertainment, Inc. - Class A (Media)	114	1,597
Worthington Industries, Inc. (Iron/Steel)	133	3,539
Wright Medical Group, Inc.* (Healthcare - Products)	133	3,431
Xcerra Corp.* (Semiconductors)	171	1,520
Xenoport, Inc.* (Pharmaceuticals)	228	1,623
XO Group, Inc.* (Internet)	95	1,679
Xoma Corp.* (Biotechnology)	304	1,107
Xoom Corp.* (Commercial Services)	95	1,396
XPO Logistics, Inc.* (Transportation)	133	6,048
YRC Worldwide, Inc.* (Transportation)	95	1,706
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	171	5,273
Zep, Inc. (Chemicals)	76	1,294
ZIOPHARM Oncology, Inc.* (Biotechnology)	228	2,456
Zix Corp.* (Internet)	323	1,269
Zoe’s Kitchen, Inc.* (Retail)	76	2,530
Zumiez, Inc.* (Retail)	342	13,765
TOTAL COMMON STOCKS (Cost $2,846,370)		4,175,863

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)	493	—
Leap Wireless International, Inc.*+^(c) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(d)(e)(78.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $14,380,024	$14,380,000	$14,380,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,380,000)		14,380,000
TOTAL INVESTMENT SECURITIES (Cost $17,227,353) - 100.7%		18,556,846
Net other assets (liabilities) - (0.7)%		(123,362)

NET ASSETS - 100.0%		$18,433,484

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represented 0.005% of the net assets of the Fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid.
(a)	Number of shares is less than 0.50
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $1,696,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	23	6/22/15	$2,871,780	$88,282

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/15	0.04%	$3,241,276	$35,377
Russell 2000 Index	UBS AG	4/27/15	(0.01)%	8,173,468	75,583
				$11,414,744	$110,960

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$8,407	NM
Aerospace/Defense	60,850	0.4%
Agriculture	10,203	0.1%
Airlines	19,309	0.1%
Apparel	28,261	0.2%
Auto Manufacturers	2,679	NM
Auto Parts & Equipment	52,778	0.2%
Banks	266,943	1.5%
Biotechnology	166,900	1.0%
Building Materials	54,351	0.3%
Chemicals	92,135	0.4%
Coal	5,248	NM
Commercial Services	210,714	1.4%
Computers	113,999	0.6%
Cosmetics/Personal Care	1,186	NM
Distribution/Wholesale	33,241	0.2%
Diversified Financial Services	106,913	0.6%
Electric	87,045	0.5%
Electrical Components & Equipment	48,179	0.2%
Electronics	78,717	0.4%
Energy-Alternate Sources	12,874	0.1%
Engineering & Construction	29,959	0.2%
Entertainment	38,546	0.3%
Environmental Control	12,936	NM
Food	69,195	0.4%
Forest Products & Paper	14,911	0.1%
Gas	47,644	0.2%
Hand/Machine Tools	5,073	NM
Healthcare - Products	177,040	0.8%
Healthcare - Services	73,250	0.4%
Holding Companies - Diversified	9,924	0.1%
Home Builders	26,638	0.1%
Home Furnishings	18,755	NM
Household Products/Wares	13,902	NM
Housewares	3,033	NM
Insurance	113,468	0.7%
Internet	81,839	0.4%
Investment Companies	2,660	NM
Iron/Steel	11,365	0.1%
Leisure Time	29,272	0.1%
Lodging	15,460	0.1%
Machinery-Diversified	26,752	0.2%
Media	55,349	0.3%
Metal Fabricate/Hardware	28,245	0.1%
Mining	25,996	0.1%
Miscellaneous Manufacturing	65,692	0.3%
Multi-National	3,115	NM
Office Furnishings	23,086	0.1%
Oil & Gas	69,605	0.4%
Oil & Gas Services	39,784	0.2%
Packaging & Containers	26,994	0.1%
Pharmaceuticals	167,868	1.0%
Pipelines	11,232	0.1%
Real Estate	22,419	0.1%
REIT	379,963	2.2%
Retail	250,729	1.3%
Savings & Loans	63,417	0.3%
Semiconductors	163,429	1.0%
Software	228,986	1.3%
Storage/Warehousing	7,190	NM
Telecommunications	159,249	0.9%
Toys/Games/Hobbies	456	NM
Transportation	82,462	0.4%
Trucking & Leasing	9,987	0.1%
Water	9,039	NM
Other**	14,256,638	77.3%
Total	$18,433,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b)(79.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $3,857,006	$3,857,000	$3,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,857,000)		3,857,000
TOTAL INVESTMENT SECURITIES (Cost $3,857,000) - 79.1%		3,857,000
Net other assets (liabilities) - 20.9%		1,016,181

NET ASSETS - 100.0%		$4,873,181

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $195,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/15	0.74%	$2,757,774	$(21,391)
Dow Jones Industrial Average	UBS AG	4/27/15	0.49%	2,100,930	3,945
				$4,858,704	$(17,446)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (44.4%)
Activision Blizzard, Inc. (Software)	4,380	$99,536
Adobe Systems, Inc.* (Software)	3,030	224,038
Akamai Technologies, Inc.* (Software)	1,080	76,729
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	213,159
Altera Corp. (Semiconductors)	1,830	78,525
Amazon.com, Inc.* (Internet)	2,820	1,049,321
American Airlines Group, Inc. (Airlines)	4,230	223,259
Amgen, Inc. (Biotechnology)	4,620	738,507
Analog Devices, Inc. (Semiconductors)	1,890	119,070
Apple Computer, Inc. (Computers)	35,370	4,401,089
Applied Materials, Inc. (Semiconductors)	7,470	168,523
Autodesk, Inc.* (Software)	1,380	80,923
Automatic Data Processing, Inc. (Commercial Services)	2,880	246,643
Avago Technologies, Ltd. (Semiconductors)	1,560	198,089
Baidu, Inc.*ADR (Internet)	1,680	350,112
Bed Bath & Beyond, Inc.* (Retail)	1,140	87,524
Biogen Idec, Inc.* (Biotechnology)	1,410	595,358
Broadcom Corp. - Class A (Semiconductors)	3,330	144,172
C.H. Robinson Worldwide, Inc. (Transportation)	900	65,898
CA, Inc. (Software)	2,700	88,047
Catamaran Corp.* (Pharmaceuticals)	1,260	75,020
Celgene Corp.* (Biotechnology)	4,860	560,261
Cerner Corp.* (Software)	2,070	151,648
Charter Communications, Inc.* - Class A (Media)	690	133,246
Check Point Software Technologies, Ltd.* (Software)	1,110	90,987
Cisco Systems, Inc. (Telecommunications)	30,990	853,000
Citrix Systems, Inc.* (Software)	960	61,315
Cognizant Technology Solutions Corp.* (Computers)	3,690	230,219
Comcast Corp. - Class A (Media)	12,930	730,157
Comcast Corp. - Class A (Media)	2,430	136,238
Costco Wholesale Corp. (Retail)	2,670	404,492
DIRECTV* - Class A (Media)	3,060	260,406
Discovery Communications, Inc.* - Class A (Media)	900	27,684
Discovery Communications, Inc.* - Class C (Media)	1,740	51,287
DISH Network Corp.* - Class A (Media)	1,350	94,581
Dollar Tree, Inc.* (Retail)	1,260	102,243
eBay, Inc.* (Internet)	7,350	423,948
Electronic Arts, Inc.* (Software)	1,890	111,160
Expeditors International of Washington, Inc. (Transportation)	1,170	56,371
Express Scripts Holding Co.* (Pharmaceuticals)	4,410	382,656
Facebook, Inc.* - Class A (Internet)	13,590	1,117,302
Fastenal Co. (Distribution/Wholesale)	1,800	74,583
Fiserv, Inc.* (Software)	1,440	114,336
Garmin, Ltd. (Electronics)	1,170	55,598
Gilead Sciences, Inc.* (Biotechnology)	9,060	889,058
Google, Inc.* - Class A (Internet)	1,740	965,178
Google, Inc.* - Class C (Internet)	2,070	1,134,360
Henry Schein, Inc.* (Healthcare - Products)	510	71,206
Illumina, Inc.* (Biotechnology)	870	161,507
Intel Corp. (Semiconductors)	28,770	899,637
Intuit, Inc. (Software)	1,680	162,893
Intuitive Surgical, Inc.* (Healthcare - Products)	210	106,057
Keurig Green Mountain, Inc. (Beverages)	990	110,613
KLA-Tencor Corp. (Semiconductors)	990	57,707
Kraft Foods Group, Inc. (Food)	3,570	311,001
Lam Research Corp. (Semiconductors)	960	67,426
Liberty Global PLC* (Media)	3,810	189,776
Liberty Global PLC* - Class A (Media)	1,530	78,749
Liberty Media Corp.* - Class C (Media)	1,380	52,716
Liberty Media Corp.* (Media)	630	24,287
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,700	78,813
Liberty Ventures* (Internet)	810	34,028
Linear Technology Corp. (Semiconductors)	1,440	67,392
Marriott International, Inc. - Class A (Lodging)	1,680	134,938
Mattel, Inc. (Toys/Games/Hobbies)	2,040	46,614
Micron Technology, Inc.* (Semiconductors)	6,540	177,430
Microsoft Corp. (Software)	49,830	2,025,839
Mondelez International, Inc. - Class A (Food)	10,020	361,621
Monster Beverage Corp.* (Beverages)	1,020	141,163
Mylan NV* (Pharmaceuticals)	2,280	135,318
NetApp, Inc. (Computers)	1,890	67,019
Netflix, Inc.* (Internet)	360	150,008
NVIDIA Corp. (Semiconductors)	3,300	69,053
NXP Semiconductors N.V.* (Semiconductors)	1,410	141,508
O’Reilly Automotive, Inc.* (Retail)	630	136,231
PACCAR, Inc. (Auto Manufacturers)	2,160	136,382
Paychex, Inc. (Software)	2,220	110,145
Priceline.com, Inc.* (Internet)	330	384,170
Qualcomm, Inc. (Semiconductors)	10,020	694,786
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	270,888
Ross Stores, Inc. (Retail)	1,260	132,754
SanDisk Corp. (Computers)	1,290	82,070
SBA Communications Corp.* - Class A (Engineering & Construction)	780	91,338
Seagate Technology PLC (Computers)	1,980	103,019
Sigma-Aldrich Corp. (Chemicals)	720	99,540
Sirius XM Holdings, Inc.* (Media)	33,900	129,498
Staples, Inc. (Retail)	3,900	63,512
Starbucks Corp. (Retail)	4,560	431,831
Stericycle, Inc.* (Environmental Control)	510	71,619

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Symantec Corp. (Internet)	4,140	$96,731
Tesla Motors, Inc.* (Auto Manufacturers)	750	141,578
Texas Instruments, Inc. (Semiconductors)	6,360	363,697
Tractor Supply Co. (Retail)	840	71,450
TripAdvisor, Inc.* (Internet)	780	64,873
Twenty-First Century Fox, Inc. - Class A (Media)	8,070	273,088
Twenty-First Century Fox, Inc. - Class B (Media)	4,860	159,797
Verisk Analytics, Inc.* - Class A (Commercial Services)	960	68,544
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	173,416
Viacom, Inc. - Class B (Media)	2,160	147,528
VimpelCom, Ltd.ADR (Telecommunications)	10,680	55,963
Vodafone Group PLCADR (Telecommunications)	2,610	85,295
Walgreens Boots Alliance, Inc. (Retail)	6,630	561,429
Western Digital Corp. (Computers)	1,410	128,324
Whole Foods Market, Inc. (Food)	2,190	114,055
Wynn Resorts, Ltd. (Lodging)	630	79,304
Xilinx, Inc. (Semiconductors)	1,590	67,257
Yahoo!, Inc.* (Internet)	5,700	253,280
TOTAL COMMON STOCKS (Cost $9,670,247)		30,303,567

	Principal Amount	Value
Repurchase Agreements(a)(b)(61.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $42,270,070	$42,270,000	$42,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,270,000)		42,270,000
TOTAL INVESTMENT SECURITIES (Cost $51,940,247) - 106.3%		72,573,567
Net other assets (liabilities) - (6.3)%		(4,276,108)

NET ASSETS - 100.0%		$68,297,459

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $4,024,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	151	6/22/15	$13,070,560	$80,201

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/15	0.64%	$14,155,950	$6,864
NASDAQ-100 Index	UBS AG	4/27/15	0.49%	10,670,278	1,752
				$24,826,228	$8,616

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Airlines	$223,259	0.3%
Auto Manufacturers	277,960	0.4%
Beverages	251,776	0.4%
Biotechnology	3,602,154	5.2%
Chemicals	99,540	0.1%
Commercial Services	315,187	0.5%
Computers	5,011,740	7.4%
Distribution/Wholesale	74,583	0.1%
Electronics	55,598	0.1%
Engineering & Construction	91,338	0.1%
Environmental Control	71,619	0.1%
Food	786,677	1.1%
Healthcare - Products	177,263	0.3%
Internet	6,102,124	9.0%
Lodging	214,242	0.3%
Media	2,489,038	3.6%
Pharmaceuticals	592,994	0.9%
Retail	1,991,466	2.9%
Semiconductors	3,314,272	4.9%
Software	3,397,596	5.0%
Telecommunications	994,258	1.4%
Toys/Games/Hobbies	46,614	0.1%
Transportation	122,269	0.2%
Other**	37,993,892	55.6%
Total	$68,297,459	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co. (Miscellaneous Manufacturing)	654	$107,877
Abbott Laboratories (Pharmaceuticals)	2,943	136,349
Accenture PLC - Class A (Computers)	872	81,698
ACE, Ltd. (Insurance)	1,090	121,524
Adobe Systems, Inc.* (Software)	436	32,238
Aetna, Inc. (Healthcare - Services)	654	69,671
Affiliated Managers Group, Inc.* (Diversified Financial Services)	109	23,411
AFLAC, Inc. (Insurance)	1,417	90,702
Agilent Technologies, Inc. (Electronics)	1,090	45,290
AGL Resources, Inc. (Gas)	218	10,824
Air Products & Chemicals, Inc. (Chemicals)	218	32,979
Airgas, Inc. (Chemicals)	109	11,566
Alcoa, Inc. (Mining)	4,033	52,106
Allegheny Technologies, Inc. (Iron/Steel)	327	9,813
Allegion PLC (Electronics)	109	6,668
Allstate Corp. (Insurance)	763	54,303
Altera Corp. (Semiconductors)	436	18,709
Ameren Corp. (Electric)	763	32,199
American Airlines Group, Inc. (Airlines)	654	34,518
American Electric Power, Inc. (Electric)	1,635	91,969
American Express Co. (Diversified Financial Services)	1,199	93,666
American International Group, Inc. (Insurance)	4,469	244,857
Ametek, Inc. (Electrical Components & Equipment)	327	17,181
Anadarko Petroleum Corp. (Oil & Gas)	763	63,184
Analog Devices, Inc. (Semiconductors)	545	34,335
Anthem, Inc. (Healthcare - Services)	872	134,645
Aon PLC (Insurance)	436	41,908
Apache Corp. (Oil & Gas)	1,199	72,336
Applied Materials, Inc. (Semiconductors)	1,417	31,968
Archer-Daniels-Midland Co. (Agriculture)	2,071	98,165
Assurant, Inc. (Insurance)	218	13,387
AT&T, Inc. (Telecommunications)	17,004	555,181
AutoNation, Inc.* (Retail)	109	7,012
Avery Dennison Corp. (Household Products/Wares)	327	17,302
Baker Hughes, Inc. (Oil & Gas Services)	1,417	90,093
Ball Corp. (Packaging & Containers)	109	7,700
Bank of America Corp. (Banks)	34,553	531,771
Bank of New York Mellon Corp. (Banks)	3,706	149,129
Baxter International, Inc. (Healthcare - Products)	763	52,265
BB&T Corp. (Banks)	2,398	93,498
Bed Bath & Beyond, Inc.* (Retail)	327	25,105
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,995	865,198
Best Buy Co., Inc. (Retail)	981	37,072
BlackRock, Inc. (Diversified Financial Services)	109	39,877
Boeing Co. (Aerospace/Defense)	1,090	163,587
BorgWarner, Inc. (Auto Parts & Equipment)	763	46,146
Boston Scientific Corp.* (Healthcare - Products)	2,398	42,565
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,616	168,732
CA, Inc. (Software)	1,090	35,545
Cablevision Systems Corp. NY - Class A (Media)	763	13,963
Cameron International Corp.* (Oil & Gas Services)	327	14,754
Campbell Soup Co. (Food)	218	10,148
Capital One Financial Corp. (Banks)	1,853	146,053
Cardinal Health, Inc. (Pharmaceuticals)	1,090	98,394
CarMax, Inc.* (Retail)	327	22,566
Carnival Corp. - Class A (Leisure Time)	1,526	73,004
Caterpillar, Inc. (Machinery - Construction & Mining)	1,962	157,019
CBS Corp. - Class B (Media)	763	46,261
CenterPoint Energy, Inc. (Gas)	1,417	28,921
CenturyLink, Inc. (Telecommunications)	1,853	64,021
CF Industries Holdings, Inc. (Chemicals)	109	30,921
Chesapeake Energy Corp. (Oil & Gas)	1,744	24,695
Chevron Corp. (Oil & Gas)	6,213	652,241
CIGNA Corp. (Healthcare - Services)	436	56,436
Cimarex Energy Co. (Oil & Gas)	109	12,545
Cincinnati Financial Corp. (Insurance)	436	23,230
Cisco Systems, Inc. (Telecommunications)	5,995	165,012
Citigroup, Inc. (Banks)	9,919	511,027
Clorox Co. (Household Products/Wares)	218	24,065
CME Group, Inc. (Diversified Financial Services)	1,090	103,233
CMS Energy Corp. (Electric)	872	30,442
Coach, Inc. (Retail)	872	36,127
Coca-Cola Co. (Beverages)	5,668	229,838
Coca-Cola Enterprises, Inc. (Beverages)	327	14,453
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,199	83,139
Comcast Corp. - Class A (Media)	2,725	153,880
Comerica, Inc. (Banks)	545	24,596
Computer Sciences Corp. (Computers)	436	28,462
ConAgra Foods, Inc. (Food)	872	31,854
ConocoPhillips (Oil & Gas)	4,033	251,095
CONSOL Energy, Inc. (Coal)	763	21,280
Consolidated Edison, Inc. (Electric)	981	59,841
Corning, Inc. (Electronics)	2,398	54,386
Costco Wholesale Corp. (Retail)	1,417	214,668
Cummins, Inc. (Machinery-Diversified)	545	75,559
Danaher Corp. (Miscellaneous Manufacturing)	872	74,033
Darden Restaurants, Inc. (Retail)	436	30,232
Deere & Co. (Machinery-Diversified)	1,090	95,581
Delphi Automotive PLC (Auto Parts & Equipment)	981	78,225
DENTSPLY International, Inc. (Healthcare - Products)	218	11,094
Devon Energy Corp. (Oil & Gas)	1,308	78,885
Diamond Offshore Drilling, Inc. (Oil & Gas)	218	5,840

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Discover Financial Services (Diversified Financial Services)	436		$24,569
Dollar General Corp.* (Retail)	327		24,649
Dominion Resources, Inc. (Electric)	981		69,523
Dover Corp. (Miscellaneous Manufacturing)	545		37,670
DTE Energy Co. (Electric)	545		43,976
Duke Energy Corp. (Electric)	2,289		175,749
E*TRADE Financial Corp.* (Diversified Financial Services)	545		15,562
E.I. du Pont de Nemours & Co. (Chemicals)	1,526		109,063
Eastman Chemical Co. (Chemicals)	436		30,197
Eaton Corp. (Miscellaneous Manufacturing)	1,526		103,677
Edison International (Electric)	654		40,855
Eli Lilly & Co. (Pharmaceuticals)	1,199		87,107
EMC Corp. (Computers)	1,853		47,363
Emerson Electric Co. (Electrical Components & Equipment)	2,289		129,603
Endo International PLC* (Pharmaceuticals)	218		19,555
Ensco PLCADR - Class A (Oil & Gas)	763		16,076
Entergy Corp. (Electric)	545		42,232
EQT Corp. (Oil & Gas)	218		18,066
Equifax, Inc. (Commercial Services)	109		10,137
Eversource Energy (Electric)	1,090		55,067
Exelon Corp. (Electric)	2,834		95,251
Expeditors International of Washington, Inc. (Transportation)	327		15,755
Express Scripts Holding Co.* (Pharmaceuticals)	1,308		113,495
Exxon Mobil Corp. (Oil & Gas)	13,734		1,167,390
Family Dollar Stores, Inc. (Retail)	218		17,274
Fastenal Co. (Distribution/Wholesale)	327		13,549
FedEx Corp. (Transportation)	436		72,136
Fidelity National Information Services, Inc. (Software)	327		22,256
Fifth Third Bancorp (Banks)	2,725		51,366
First Horizon National Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Energy - Alternate Sources)	218		13,034
FirstEnergy Corp. (Electric)	1,417		49,680
FLIR Systems, Inc. (Electronics)	218		6,819
Flowserve Corp. (Machinery-Diversified)	436		24,630
Fluor Corp. (Engineering & Construction)	436		24,922
FMC Corp. (Chemicals)	436		24,961
FMC Technologies, Inc.* (Oil & Gas Services)	218		8,068
Ford Motor Co. (Auto Manufacturers)	12,971		209,352
Franklin Resources, Inc. (Diversified Financial Services)	654		33,563
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,379		64,032
Frontier Communications Corp. (Telecommunications)	1,853		13,064
GameStop Corp. - Class A (Retail)	327		12,413
Gannett Co., Inc. (Media)	763		28,292
Garmin, Ltd. (Electronics)	218		10,359
General Dynamics Corp. (Aerospace/Defense)	327		44,384
General Electric Co. (Miscellaneous Manufacturing)	33,027		819,399
General Mills, Inc. (Food)	981		55,525
General Motors Co. (Auto Manufacturers)	4,469		167,588
Genuine Parts Co. (Distribution/Wholesale)	218		20,315
Genworth Financial, Inc.* - Class A (Insurance)	1,635		11,952
H & R Block, Inc. (Commercial Services)	327		10,487
Halliburton Co. (Oil & Gas Services)	2,834		124,356
Harley-Davidson, Inc. (Leisure Time)	327		19,862
Harris Corp. (Telecommunications)	327		25,755
Hartford Financial Services Group, Inc. (Insurance)	1,417		59,259
Hasbro, Inc. (Toys/Games/Hobbies)	218		13,786
HCA Holdings, Inc.* (Healthcare - Services)	218		16,400
HCP, Inc. (REIT)	654		28,260
Helmerich & Payne, Inc. (Oil & Gas)	327		22,259
Henry Schein, Inc.* (Healthcare - Products)	109		15,219
Hess Corp. (Oil & Gas)	763		51,785
Hewlett-Packard Co. (Computers)	5,995		186,803
Honeywell International, Inc. (Electronics)	1,308		136,437
Hormel Foods Corp. (Food)	218		12,393
Hudson City Bancorp, Inc. (Savings & Loans)	1,635		17,135
Humana, Inc. (Healthcare - Services)	545		97,021
Huntington Bancshares, Inc. (Banks)	2,616		28,907
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	545		52,941
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	872		59,366
Integrys Energy Group, Inc. (Electric)	109		7,850
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	109		25,427
International Business Machines Corp. (Computers)	3,052		489,845
International Flavors & Fragrances, Inc. (Chemicals)	109		12,797
International Paper Co. (Forest Products & Paper)	1,417		78,629
Invesco, Ltd. (Diversified Financial Services)	654		25,957
J.P. Morgan Chase & Co. (Banks)	12,208		739,560
Jacobs Engineering Group, Inc.* (Engineering & Construction)	436		19,690
Johnson & Johnson (Pharmaceuticals)	3,815		383,790
Johnson Controls, Inc. (Auto Parts & Equipment)	2,180		109,959
Joy Global, Inc. (Machinery - Construction & Mining)	327		12,812
Juniper Networks, Inc. (Telecommunications)	1,199		27,073
Kansas City Southern Industries, Inc. (Transportation)	218		22,253
Kellogg Co. (Food)	436		28,754
KeyCorp (Banks)	2,834		40,129
Kimberly-Clark Corp. (Household Products/Wares)	545		58,375
KLA-Tencor Corp. (Semiconductors)	327		19,061
Kohls Corp. (Retail)	654		51,176
Kraft Foods Group, Inc. (Food)	981		85,460
Kroger Co. (Food)	872		66,848
L Brands, Inc. (Retail)	218		20,555

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
L-3 Communications Holdings, Inc. (Aerospace/Defense)	218		$27,422
Laboratory Corp. of America Holdings* (Healthcare - Services)	327		41,231
Leucadia National Corp. (Holding Companies - Diversified)	1,090		24,296
Lincoln National Corp. (Insurance)	872		50,105
Linear Technology Corp. (Semiconductors)	327		15,304
Lockheed Martin Corp. (Aerospace/Defense)	327		66,368
Loews Corp. (Insurance)	981		40,054
LyondellBasell Industries N.V. - Class A (Chemicals)	1,308		114,842
M&T Bank Corp. (Banks)	436		55,372
Macy’s, Inc. (Retail)	654		42,451
Marathon Oil Corp. (Oil & Gas)	2,180		56,920
Marathon Petroleum Corp. (Oil & Gas)	872		89,284
Marriott International, Inc. - Class A (Lodging)	—	(a)	25
Marsh & McLennan Cos., Inc. (Insurance)	654		36,683
Masco Corp. (Building Materials)	654		17,462
Mattel, Inc. (Toys/Games/Hobbies)	1,090		24,907
McCormick & Co., Inc. (Food)	218		16,810
McDonald’s Corp. (Retail)	1,526		148,693
McGraw Hill Financial, Inc. (Commercial Services)	327		33,812
McKesson Corp. (Pharmaceuticals)	436		98,623
MeadWestvaco Corp. (Packaging & Containers)	545		27,179
Merck & Co., Inc. (Pharmaceuticals)	4,033		231,817
MetLife, Inc. (Insurance)	3,706		187,338
Microchip Technology, Inc. (Semiconductors)	218		10,660
Mohawk Industries, Inc.* (Textiles)	109		20,247
Mondelez International, Inc. - Class A (Food)	5,450		196,691
Monsanto Co. (Chemicals)	545		61,334
Morgan Stanley Dean Witter & Co. (Banks)	5,014		178,950
Motorola Solutions, Inc. (Telecommunications)	327		21,801
Murphy Oil Corp. (Oil & Gas)	545		25,397
NASDAQ Stock Market, Inc. (Diversified Financial Services)	436		22,210
National Oilwell Varco, Inc. (Oil & Gas Services)	1,308		65,387
NetApp, Inc. (Computers)	545		19,326
Newell Rubbermaid, Inc. (Housewares)	327		12,776
Newfield Exploration Co.* (Oil & Gas)	545		19,124
Newmont Mining Corp. (Mining)	1,635		35,496
News Corp.* - Class A (Media)	1,635		26,176
NextEra Energy, Inc. (Electric)	763		79,390
NiSource, Inc. (Gas)	545		24,067
Noble Corp. (Oil & Gas)	763		10,896
Noble Energy, Inc. (Oil & Gas)	1,308		63,961
Norfolk Southern Corp. (Transportation)	327		33,655
Northern Trust Corp. (Banks)	327		22,776
Northrop Grumman Corp. (Aerospace/Defense)	327		52,634
NRG Energy, Inc. (Electric)	1,090		27,457
Nucor Corp. (Iron/Steel)	1,090		51,808
Occidental Petroleum Corp. (Oil & Gas)	2,507		183,011
Omnicom Group, Inc. (Advertising)	436		34,000
ONEOK, Inc. (Pipelines)	654		31,549
Oracle Corp. (Software)	3,597		155,210
Owens-Illinois, Inc.* (Packaging & Containers)	545		12,709
PACCAR, Inc. (Auto Manufacturers)	545		34,411
Pall Corp. (Miscellaneous Manufacturing)	109		10,943
Parker Hannifin Corp. (Miscellaneous Manufacturing)	436		51,788
Patterson Cos., Inc. (Healthcare - Products)	109		5,318
Paychex, Inc. (Software)	436		21,632
Pentair PLC (Miscellaneous Manufacturing)	654		41,130
People’s United Financial, Inc. (Savings & Loans)	981		14,911
Pepco Holdings, Inc. (Electric)	872		23,396
PepsiCo, Inc. (Beverages)	1,962		187,606
PerkinElmer, Inc. (Electronics)	109		5,574
Perrigo Co. PLC (Pharmaceuticals)	218		36,090
Pfizer, Inc. (Pharmaceuticals)	20,165		701,541
PG&E Corp. (Electric)	1,526		80,985
Philip Morris International, Inc. (Agriculture)	2,289		172,431
Phillips 66 (Oil & Gas)	1,744		137,079
Pinnacle West Capital Corp. (Electric)	327		20,846
Pioneer Natural Resources Co. (Oil & Gas)	109		17,823
Pitney Bowes, Inc. (Office/Business Equipment)	654		15,251
Plum Creek Timber Co., Inc. (REIT)	327		14,208
PNC Financial Services Group (Banks)	1,744		162,611
PPG Industries, Inc. (Chemicals)	109		24,584
PPL Corp. (Electric)	2,180		73,379
Praxair, Inc. (Chemicals)	436		52,643
Precision Castparts Corp. (Metal Fabricate/Hardware)	218		45,780
Principal Financial Group, Inc. (Insurance)	872		44,795
Procter & Gamble Co. (Cosmetics/Personal Care)	4,578		375,121
Progressive Corp. (Insurance)	1,744		47,437
Prologis, Inc. (REIT)	1,635		71,221
Prudential Financial, Inc. (Insurance)	1,526		122,553
Public Service Enterprise Group, Inc. (Electric)	1,635		68,539
PulteGroup, Inc. (Home Builders)	545		12,115
PVH Corp. (Retail)	218		23,230
QEP Resources, Inc. (Oil & Gas)	545		11,363
Quanta Services, Inc.* (Commercial Services)	327		9,329
Quest Diagnostics, Inc. (Healthcare - Services)	436		33,507
Ralph Lauren Corp. (Apparel)	109		14,334
Raytheon Co. (Aerospace/Defense)	981		107,174
Regions Financial Corp. (Banks)	2,398		22,661
Republic Services, Inc. (Environmental Control)	872		35,368
Rockwell Automation, Inc. (Machinery-Diversified)	218		25,286
Rockwell Collins, Inc. (Aerospace/Defense)	109		10,524
Roper Industries, Inc. (Machinery-Diversified)	109		18,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Royal Caribbean Cruises, Ltd. (Leisure Time)	218	$17,843
Ryder System, Inc. (Transportation)	218	20,686
Salesforce.com, Inc.* (Software)	654	43,694
SCANA Corp. (Electric)	436	23,976
Schlumberger, Ltd. (Oil & Gas Services)	2,180	181,899
Sealed Air Corp. (Packaging & Containers)	218	9,932
Sempra Energy (Gas)	327	35,649
SL Green Realty Corp. (REIT)	109	13,993
Snap-on, Inc. (Hand/Machine Tools)	109	16,030
Southern Co. (Electric)	2,943	130,316
Southwestern Energy Co.* (Oil & Gas)	1,308	30,333
Spectra Energy Corp. (Pipelines)	1,090	39,425
St. Jude Medical, Inc. (Healthcare - Products)	327	21,386
Stanley Black & Decker, Inc. (Hand/Machine Tools)	545	51,971
Staples, Inc. (Retail)	2,071	33,726
Starbucks Corp. (Retail)	763	72,256
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	218	18,203
State Street Corp. (Banks)	1,308	96,177
SunTrust Banks, Inc. (Banks)	1,744	71,661
Symantec Corp. (Internet)	981	22,921
Sysco Corp. (Food)	1,962	74,026
T. Rowe Price Group, Inc. (Diversified Financial Services)	327	26,480
Target Corp. (Retail)	2,071	169,968
TE Connectivity, Ltd. (Electronics)	763	54,646
TECO Energy, Inc. (Electric)	763	14,802
Tenet Healthcare Corp.* (Healthcare - Services)	109	5,397
Teradata Corp.* (Computers)	218	9,623
Tesoro Petroleum Corp. (Oil & Gas)	436	39,802
Texas Instruments, Inc. (Semiconductors)	1,199	68,564
Textron, Inc. (Miscellaneous Manufacturing)	545	24,160
The ADT Corp. (Commercial Services)	545	22,628
The AES Corp. (Electric)	2,071	26,612
The Charles Schwab Corp. (Diversified Financial Services)	1,308	39,816
The Chubb Corp. (Insurance)	763	77,139
The Dow Chemical Co. (Chemicals)	3,597	172,585
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	327	27,193
The Gap, Inc. (Retail)	436	18,892
The Goldman Sachs Group, Inc. (Banks)	1,308	245,865
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	872	23,614
The Hershey Co. (Food)	218	21,998
The Interpublic Group of Cos., Inc. (Advertising)	654	14,466
The JM Smucker Co. - Class A (Food)	327	37,844
The Mosaic Co. (Chemicals)	981	45,185
The Travelers Cos., Inc. (Insurance)	1,090	117,862
Tiffany & Co. (Retail)	109	9,593
Time Warner Cable, Inc. (Media)	327	49,011
TJX Cos., Inc. (Retail)	763	53,448
Torchmark Corp. (Insurance)	436	23,945
Total System Services, Inc. (Commercial Services)	218	8,317
Transocean, Ltd. (Oil & Gas)	1,090	15,990
Twenty-First Century Fox, Inc. - Class A (Media)	2,616	88,526
Tyco International PLC (Electronics)	654	28,161
Tyson Foods, Inc. - Class A (Food)	981	37,572
U.S. Bancorp (Banks)	3,052	133,281
United Parcel Service, Inc. - Class B (Transportation)	981	95,099
United Technologies Corp. (Aerospace/Defense)	2,725	319,370
UnitedHealth Group, Inc. (Healthcare - Services)	1,635	193,404
Universal Health Services, Inc. - Class B (Healthcare - Services)	109	12,830
UnumProvident Corp. (Insurance)	872	29,413
Urban Outfitters, Inc.* (Retail)	327	14,928
Valero Energy Corp. (Oil & Gas)	1,744	110,953
Varian Medical Systems, Inc.* (Healthcare - Products)	109	10,256
Verizon Communications, Inc. (Telecommunications)	13,625	662,583
Vertex Pharmaceuticals, Inc.* (Biotechnology)	218	25,717
Viacom, Inc. - Class B (Media)	545	37,224
Vornado Realty Trust (REIT)	218	24,416
Vulcan Materials Co. (Building Materials)	218	18,377
W.W. Grainger, Inc. (Distribution/Wholesale)	109	25,704
Walgreens Boots Alliance, Inc. (Retail)	2,834	239,983
Wal-Mart Stores, Inc. (Retail)	5,232	430,332
Waste Management, Inc. (Environmental Control)	654	35,467
Waters Corp.* (Electronics)	109	13,551
Wells Fargo & Co. (Banks)	9,265	504,016
Western Union Co. (Commercial Services)	763	15,878
Weyerhaeuser Co. (REIT)	545	18,067
Whirlpool Corp. (Home Furnishings)	218	44,049
Whole Foods Market, Inc. (Food)	1,199	62,444
Windstream Holdings, Inc. (Telecommunications)	763	5,646
Wisconsin Energy Corp. (Electric)	327	16,187
Xcel Energy, Inc. (Electric)	1,635	56,914
Xerox Corp. (Office/Business Equipment)	3,488	44,821
Xilinx, Inc. (Semiconductors)	436	18,443
XL Group PLC (Insurance)	872	32,090
Xylem, Inc. (Machinery-Diversified)	545	19,086
YUM! Brands, Inc. (Retail)	654	51,483
Zimmer Holdings, Inc. (Healthcare - Products)	218	25,619
Zions Bancorp (Banks)	654	17,658
TOTAL COMMON STOCKS (Cost $20,622,778)		28,377,858

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(b)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $32,000	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $20,654,778) - 100.1%		28,409,858
Net other assets (liabilities) - (0.1)%		(21,957)

NET ASSETS - 100.0%		$28,387,901

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$48,466	0.2%
Aerospace/Defense	791,463	2.8%
Agriculture	270,596	1.0%
Airlines	34,518	0.1%
Apparel	14,334	0.1%
Auto Manufacturers	411,351	1.4%
Auto Parts & Equipment	257,944	0.9%
Banks	3,827,071	13.6%
Beverages	431,897	1.6%
Biotechnology	25,717	0.1%
Building Materials	35,839	0.2%
Chemicals	723,657	2.5%
Coal	21,280	0.1%
Commercial Services	110,588	0.5%
Computers	863,120	2.9%
Cosmetics/Personal Care	485,453	1.7%
Distribution/Wholesale	59,568	0.2%
Diversified Financial Services	473,771	1.6%
Electric	1,437,433	4.9%
Electrical Components & Equipment	146,784	0.5%
Electronics	361,891	1.3%
Energy - Alternate Sources	13,034	NM
Engineering & Construction	44,612	0.2%
Environmental Control	70,835	0.2%
Food	738,367	2.5%
Forest Products & Paper	78,629	0.3%
Gas	99,461	0.4%
Hand/Machine Tools	68,001	0.3%
Healthcare - Products	183,722	0.6%
Healthcare - Services	660,542	2.4%
Holding Companies - Diversified	24,296	0.1%
Home Builders	12,115	NM
Home Furnishings	44,049	0.2%
Household Products/Wares	99,742	0.4%
Housewares	12,776	NM
Insurance	2,335,734	8.2%
Internet	22,921	0.1%
Iron/Steel	61,621	0.2%
Leisure Time	110,709	0.4%
Lodging	18,228	0.1%
Machinery - Construction & Mining	169,831	0.6%
Machinery-Diversified	258,890	0.9%
Media	443,333	1.6%
Metal Fabricate/Hardware	45,780	0.2%
Mining	151,634	0.5%
Miscellaneous Manufacturing	1,382,984	4.8%
Office/Business Equipment	60,072	0.3%
Oil & Gas	3,248,333	11.4%
Oil & Gas Services	484,557	1.7%
Packaging & Containers	57,520	0.2%
Pharmaceuticals	2,075,493	7.3%
Pipelines	70,974	0.2%
REIT	170,165	0.7%
Retail	1,807,832	6.2%
Savings & Loans	32,046	0.1%
Semiconductors	217,044	0.8%
Software	310,575	1.1%
Telecommunications	1,540,136	5.5%
Textiles	20,247	0.1%
Toys/Games/Hobbies	38,693	0.1%
Transportation	259,584	0.9%
Other**	10,043	NM
Total	$28,387,901	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	1,976	$325,940
Abbott Laboratories (Pharmaceuticals)	2,888	133,801
AbbVie, Inc. (Pharmaceuticals)	7,600	444,904
Accenture PLC - Class A (Computers)	1,672	156,650
Actavis PLC* (Pharmaceuticals)	1,824	542,859
Adobe Systems, Inc.* (Software)	1,520	112,389
Aetna, Inc. (Healthcare - Services)	760	80,963
Affiliated Managers Group, Inc.* (Diversified Financial Services)	152	32,647
AGL Resources, Inc. (Gas)	304	15,094
Air Products & Chemicals, Inc. (Chemicals)	608	91,978
Airgas, Inc. (Chemicals)	152	16,129
Akamai Technologies, Inc.* (Software)	912	64,793
Alexion Pharmaceuticals, Inc.* (Biotechnology)	912	158,050
Allegion PLC (Electronics)	304	18,596
Alliance Data Systems Corp.* (Advertising)	304	90,060
Allstate Corp. (Insurance)	760	54,089
Altera Corp. (Semiconductors)	760	32,612
Altria Group, Inc. (Agriculture)	9,424	471,389
Amazon.com, Inc.* (Internet)	1,824	678,710
American Airlines Group, Inc. (Airlines)	2,432	128,361
American Express Co. (Diversified Financial Services)	2,432	189,988
American Tower Corp. (REIT)	1,976	186,040
Ameriprise Financial, Inc. (Diversified Financial Services)	912	119,326
AmerisourceBergen Corp. (Pharmaceuticals)	1,064	120,945
Ametek, Inc. (Electrical Components & Equipment)	760	39,930
Amgen, Inc. (Biotechnology)	3,648	583,133
Amphenol Corp. - Class A (Electronics)	1,520	89,574
Anadarko Petroleum Corp. (Oil & Gas)	1,216	100,697
Analog Devices, Inc. (Semiconductors)	760	47,880
Aon PLC (Insurance)	760	73,051
Apartment Investment & Management Co. - Class A (REIT)	760	29,914
Apple Computer, Inc. (Computers)	27,968	3,480,058
Applied Materials, Inc. (Semiconductors)	3,800	85,728
Autodesk, Inc.* (Software)	1,064	62,393
Automatic Data Processing, Inc. (Commercial Services)	2,280	195,259
AutoNation, Inc.* (Retail)	152	9,778
AutoZone, Inc.* (Retail)	152	103,688
Avago Technologies, Ltd. (Semiconductors)	1,216	154,408
AvalonBay Communities, Inc. (REIT)	608	105,944
Ball Corp. (Packaging & Containers)	456	32,212
Bard (C.R.), Inc. (Healthcare - Products)	304	50,874
Baxter International, Inc. (Healthcare - Products)	1,520	104,120
Becton, Dickinson & Co. (Healthcare - Products)	1,064	152,780
Bed Bath & Beyond, Inc.* (Retail)	456	35,009
Biogen Idec, Inc.* (Biotechnology)	1,064	449,263
BlackRock, Inc. (Diversified Financial Services)	456	166,823
Boeing Co. (Aerospace/Defense)	1,520	228,121
Boston Properties, Inc. (REIT)	760	106,765
Boston Scientific Corp.* (Healthcare - Products)	2,888	51,262
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,256	274,512
Broadcom Corp. - Class A (Semiconductors)	2,584	111,874
Brown-Forman Corp. - Class B (Beverages)	760	68,666
C.H. Robinson Worldwide, Inc. (Transportation)	760	55,647
Cabot Oil & Gas Corp. (Oil & Gas)	1,976	58,351
Cameron International Corp.* (Oil & Gas Services)	456	20,575
Campbell Soup Co. (Food)	456	21,227
CarMax, Inc.* (Retail)	456	31,469
CBRE Group, Inc.* - Class A (Real Estate)	1,368	52,955
CBS Corp. - Class B (Media)	1,064	64,510
Celgene Corp.* (Biotechnology)	3,800	438,064
Cerner Corp.* (Software)	1,520	111,355
CF Industries Holdings, Inc. (Chemicals)	152	43,119
Chipotle Mexican Grill, Inc.* (Retail)	152	98,882
CIGNA Corp. (Healthcare - Services)	608	78,700
Cimarex Energy Co. (Oil & Gas)	152	17,494
Cintas Corp. (Commercial Services)	456	37,223
Cisco Systems, Inc. (Telecommunications)	15,656	430,931
Citrix Systems, Inc.* (Software)	760	48,541
Clorox Co. (Household Products/Wares)	304	33,559
Coca-Cola Co. (Beverages)	10,640	431,451
Coca-Cola Enterprises, Inc. (Beverages)	608	26,874
Cognizant Technology Solutions Corp.* (Computers)	2,888	180,182
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,432	168,635
Comcast Corp. - Class A (Media)	8,208	463,506
ConAgra Foods, Inc. (Food)	760	27,763
Constellation Brands, Inc.* (Beverages)	760	88,320
Corning, Inc. (Electronics)	2,584	58,605
Crown Castle International Corp. (REIT)	1,672	138,007
CSX Corp. (Transportation)	4,712	156,061
CVS Caremark Corp. (Retail)	5,472	564,765
D.R. Horton, Inc. (Home Builders)	1,672	47,618
Danaher Corp. (Miscellaneous Manufacturing)	1,672	141,953
DaVita, Inc.* (Healthcare - Services)	760	61,773
Delta Air Lines, Inc. (Airlines)	3,952	177,682
DENTSPLY International, Inc. (Healthcare - Products)	456	23,206
DIRECTV* - Class A (Media)	2,432	206,963
Discover Financial Services (Diversified Financial Services)	1,520	85,652
Discovery Communications, Inc.* - Class C (Media)	1,368	40,322

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Discovery Communications, Inc.* - Class A (Media)	760		$23,378
Dollar General Corp.* (Retail)	912		68,747
Dollar Tree, Inc.* (Retail)	912		74,004
Dominion Resources, Inc. (Electric)	1,368		96,950
Dr. Pepper Snapple Group, Inc. (Beverages)	912		71,574
Dun & Bradstreet Corp. (Software)	152		19,511
E*TRADE Financial Corp.* (Diversified Financial Services)	608		17,361
E.I. du Pont de Nemours & Co. (Chemicals)	2,128		152,088
eBay, Inc.* (Internet)	5,320		306,858
Ecolab, Inc. (Chemicals)	1,368		156,472
Edison International (Electric)	760		47,477
Edwards Lifesciences Corp.* (Healthcare - Products)	456		64,962
Electronic Arts, Inc.* (Software)	1,520		89,399
Eli Lilly & Co. (Pharmaceuticals)	2,888		209,813
EMC Corp. (Computers)	6,840		174,830
Endo International PLC* (Pharmaceuticals)	456		40,903
EOG Resources, Inc. (Oil & Gas)	2,584		236,927
EQT Corp. (Oil & Gas)	456		37,789
Equifax, Inc. (Commercial Services)	456		42,408
Equinix, Inc. (Internet)	304		70,786
Equity Residential (REIT)	1,672		130,182
Essex Property Trust, Inc. (REIT)	304		69,890
Expedia, Inc. (Internet)	456		42,923
Expeditors International of Washington, Inc. (Transportation)	456		21,970
Express Scripts Holding Co.* (Pharmaceuticals)	1,672		145,079
F5 Networks, Inc.* (Internet)	304		34,942
Facebook, Inc.* - Class A (Internet)	10,032		824,781
Family Dollar Stores, Inc. (Retail)	152		12,044
Fastenal Co. (Distribution/Wholesale)	760		31,491
FedEx Corp. (Transportation)	760		125,742
Fidelity National Information Services, Inc. (Software)	912		62,071
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Software)	1,216		96,550
FLIR Systems, Inc. (Electronics)	304		9,509
FMC Technologies, Inc.* (Oil & Gas Services)	760		28,128
Fossil Group, Inc.* (Distribution/Wholesale)	152		12,532
Franklin Resources, Inc. (Diversified Financial Services)	912		46,804
Frontier Communications Corp. (Telecommunications)	2,128		15,002
Garmin, Ltd. (Electronics)	304		14,446
General Dynamics Corp. (Aerospace/Defense)	1,064		144,417
General Growth Properties, Inc. (REIT)	3,040		89,832
General Mills, Inc. (Food)	1,520		86,032
Genuine Parts Co. (Distribution/Wholesale)	456		42,495
Gilead Sciences, Inc.* (Biotechnology)	7,144		701,041
Google, Inc.* - Class A (Internet)	1,368		758,829
Google, Inc.* - Class C (Internet)	1,368		749,664
H & R Block, Inc. (Commercial Services)	912		29,248
Hanesbrands, Inc. (Apparel)	1,976		66,216
Harley-Davidson, Inc. (Leisure Time)	608		36,930
Harman International Industries, Inc. (Home Furnishings)	304		40,623
Hasbro, Inc. (Toys/Games/Hobbies)	304		19,225
HCA Holdings, Inc.* (Healthcare - Services)	1,064		80,045
HCP, Inc. (REIT)	1,216		52,543
Health Care REIT, Inc. (REIT)	1,672		129,346
Henry Schein, Inc.* (Healthcare - Products)	304		42,444
Honeywell International, Inc. (Electronics)	1,976		206,117
Hormel Foods Corp. (Food)	304		17,282
Hospira, Inc.* (Pharmaceuticals)	760		66,758
Host Hotels & Resorts, Inc. (REIT)	3,648		73,617
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	912		88,592
Integrys Energy Group, Inc. (Electric)	152		10,947
Intel Corp. (Semiconductors)	22,800		712,956
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	304		70,915
International Flavors & Fragrances, Inc. (Chemicals)	152		17,845
Intuit, Inc. (Software)	1,368		132,641
Intuitive Surgical, Inc.* (Healthcare - Products)	152		76,765
Invesco, Ltd. (Diversified Financial Services)	1,216		48,263
Iron Mountain, Inc. (REIT)	912		33,270
Johnson & Johnson (Pharmaceuticals)	7,752		779,852
Kansas City Southern Industries, Inc. (Transportation)	304		31,032
Kellogg Co. (Food)	608		40,098
Keurig Green Mountain, Inc. (Beverages)	608		67,932
Kimberly-Clark Corp. (Household Products/Wares)	912		97,684
Kimco Realty Corp. (REIT)	1,976		53,056
Kinder Morgan, Inc. (Pipelines)	8,208		345,229
KLA-Tencor Corp. (Semiconductors)	304		17,720
Kraft Foods Group, Inc. (Food)	1,368		119,174
Kroger Co. (Food)	1,064		81,566
L Brands, Inc. (Retail)	760		71,660
Lam Research Corp. (Semiconductors)	760		53,379
Legg Mason, Inc. (Diversified Financial Services)	456		25,171
Leggett & Platt, Inc. (Home Furnishings)	608		28,023
Lennar Corp. - Class A (Home Builders)	912		47,251
Level 3 Communications, Inc.* (Telecommunications)	1,368		73,653
Linear Technology Corp. (Semiconductors)	608		28,454
Lockheed Martin Corp. (Aerospace/Defense)	912		185,099
Lorillard, Inc. (Agriculture)	1,672		109,265
Lowe’s Cos., Inc. (Retail)	4,712		350,526
Macy’s, Inc. (Retail)	760		49,332
Mallinckrodt PLC* (Pharmaceuticals)	608		77,003
Marriott International, Inc. - Class A (Lodging)	1,064		85,486
Marsh & McLennan Cos., Inc. (Insurance)	1,520		85,257
Martin Marietta Materials (Building Materials)	304		42,499
Masco Corp. (Building Materials)	760		20,292
MasterCard, Inc. - Class A (Commercial Services)	4,712		407,070

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McCormick & Co., Inc. (Food)	304	$23,441
McDonald’s Corp. (Retail)	2,432	236,974
McGraw Hill Financial, Inc. (Commercial Services)	760	78,584
McKesson Corp. (Pharmaceuticals)	456	103,147
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	912	91,683
Medtronic PLC (Healthcare - Products)	6,840	533,452
Merck & Co., Inc. (Pharmaceuticals)	7,752	445,585
Michael Kors Holdings, Ltd.* (Apparel)	912	59,964
Microchip Technology, Inc. (Semiconductors)	608	29,731
Micron Technology, Inc.* (Semiconductors)	5,168	140,208
Microsoft Corp. (Software)	39,368	1,600,506
Mohawk Industries, Inc.* (Textiles)	152	28,234
Molson Coors Brewing Co. - Class B (Beverages)	760	56,582
Monsanto Co. (Chemicals)	1,520	171,061
Monster Beverage Corp.* (Beverages)	760	105,180
Moody’s Corp. (Commercial Services)	912	94,666
Motorola Solutions, Inc. (Telecommunications)	456	30,402
Mylan NV* (Pharmaceuticals)	1,824	108,254
Navient Corp. (Diversified Financial Services)	1,976	40,172
Neilsen Holdings N.V. (Media)	1,520	67,746
NetApp, Inc. (Computers)	760	26,950
Netflix, Inc.* (Internet)	304	126,674
Newell Rubbermaid, Inc. (Housewares)	912	35,632
NextEra Energy, Inc. (Electric)	1,064	110,709
NIKE, Inc. - Class B (Apparel)	3,344	335,504
NiSource, Inc. (Gas)	760	33,562
Nordstrom, Inc. (Retail)	608	48,835
Norfolk Southern Corp. (Transportation)	1,064	109,507
Northern Trust Corp. (Banks)	456	31,760
Northrop Grumman Corp. (Aerospace/Defense)	456	73,398
NVIDIA Corp. (Semiconductors)	2,432	50,890
Omnicom Group, Inc. (Advertising)	608	47,412
Oracle Corp. (Software)	10,184	439,440
O’Reilly Automotive, Inc.* (Retail)	456	98,605
PACCAR, Inc. (Auto Manufacturers)	912	57,584
Pall Corp. (Miscellaneous Manufacturing)	304	30,519
Patterson Cos., Inc. (Healthcare - Products)	304	14,832
Paychex, Inc. (Software)	1,064	52,790
PepsiCo, Inc. (Beverages)	4,256	406,959
PerkinElmer, Inc. (Electronics)	304	15,547
Perrigo Co. PLC (Pharmaceuticals)	304	50,327
Philip Morris International, Inc. (Agriculture)	4,104	309,154
Pioneer Natural Resources Co. (Oil & Gas)	456	74,561
Plum Creek Timber Co., Inc. (REIT)	456	19,813
PPG Industries, Inc. (Chemicals)	456	102,846
Praxair, Inc. (Chemicals)	760	91,762
Precision Castparts Corp. (Metal Fabricate/Hardware)	304	63,840
Priceline.com, Inc.* (Internet)	304	353,902
Procter & Gamble Co. (Cosmetics/Personal Care)	6,384	523,105
Public Storage, Inc. (REIT)	760	149,825
PulteGroup, Inc. (Home Builders)	912	20,274
Qualcomm, Inc. (Semiconductors)	7,904	548,063
Quanta Services, Inc.* (Commercial Services)	456	13,010
Ralph Lauren Corp. (Apparel)	152	19,988
Range Resources Corp. (Oil & Gas)	760	39,550
Red Hat, Inc.* (Software)	912	69,084
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	304	137,250
Regions Financial Corp. (Banks)	2,888	27,292
Reynolds American, Inc. (Agriculture)	1,520	104,743
Robert Half International, Inc. (Commercial Services)	608	36,796
Rockwell Automation, Inc. (Machinery-Diversified)	304	35,261
Rockwell Collins, Inc. (Aerospace/Defense)	456	44,027
Roper Industries, Inc. (Machinery-Diversified)	304	52,288
Ross Stores, Inc. (Retail)	1,064	112,103
Royal Caribbean Cruises, Ltd. (Leisure Time)	456	37,324
Salesforce.com, Inc.* (Software)	1,976	132,017
SanDisk Corp. (Computers)	1,064	67,692
Schlumberger, Ltd. (Oil & Gas Services)	2,888	240,974
Scripps Networks Interactive - Class A (Media)	456	31,263
Seagate Technology PLC (Computers)	1,520	79,086
Sealed Air Corp. (Packaging & Containers)	608	27,700
Sempra Energy (Gas)	608	66,283
Sherwin-Williams Co. (Chemicals)	456	129,732
Sigma-Aldrich Corp. (Chemicals)	608	84,056
Simon Property Group, Inc. (REIT)	1,520	297,372
Skyworks Solutions, Inc. (Semiconductors)	912	89,640
SL Green Realty Corp. (REIT)	304	39,028
Snap-on, Inc. (Hand/Machine Tools)	152	22,353
Southwest Airlines Co. (Airlines)	3,192	141,406
Spectra Energy Corp. (Pipelines)	1,672	60,476
St. Jude Medical, Inc. (Healthcare - Products)	912	59,645
Starbucks Corp. (Retail)	2,432	230,310
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	456	38,076
Stericycle, Inc.* (Environmental Control)	456	64,036
Stryker Corp. (Healthcare - Products)	1,368	126,198
Symantec Corp. (Internet)	1,824	42,618
T. Rowe Price Group, Inc. (Diversified Financial Services)	912	73,854
TE Connectivity, Ltd. (Electronics)	912	65,317
Tenet Healthcare Corp.* (Healthcare - Services)	304	15,051
Teradata Corp.* (Computers)	304	13,419
Texas Instruments, Inc. (Semiconductors)	3,192	182,535
Textron, Inc. (Miscellaneous Manufacturing)	608	26,953
The Charles Schwab Corp. (Diversified Financial Services)	3,648	111,045
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	608	50,561
The Gap, Inc. (Retail)	608	26,345
The Hershey Co. (Food)	456	46,015
The Home Depot, Inc. (Retail)	6,384	725,287

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Interpublic Group of Cos., Inc. (Advertising)	912	$20,173
The Macerich Co. (REIT)	608	51,273
The Williams Cos., Inc. (Pipelines)	3,192	161,483
Thermo Fisher Scientific, Inc. (Electronics)	1,976	265,456
Tiffany & Co. (Retail)	304	26,755
Time Warner Cable, Inc. (Media)	912	136,691
Time Warner, Inc. (Media)	3,952	333,707
TJX Cos., Inc. (Retail)	2,128	149,066
Total System Services, Inc. (Commercial Services)	608	23,195
Tractor Supply Co. (Retail)	608	51,716
TripAdvisor, Inc.* (Internet)	608	50,567
Twenty-First Century Fox, Inc. - Class A (Media)	5,016	169,742
Tyco International PLC (Electronics)	1,064	45,816
U.S. Bancorp (Banks)	4,104	179,222
Under Armour, Inc.* - Class A (Apparel)	760	61,370
Union Pacific Corp. (Transportation)	4,256	460,968
United Parcel Service, Inc. - Class B (Transportation)	1,976	191,553
United Rentals, Inc.* (Commercial Services)	456	41,569
UnitedHealth Group, Inc. (Healthcare - Services)	2,280	269,700
Universal Health Services, Inc. - Class B (Healthcare - Services)	304	35,784
V.F. Corp. (Apparel)	1,672	125,918
Varian Medical Systems, Inc.* (Healthcare - Products)	304	28,603
Ventas, Inc. (REIT)	1,520	110,990
VeriSign, Inc.* (Internet)	456	30,538
Vertex Pharmaceuticals, Inc.* (Biotechnology)	760	89,657
Viacom, Inc. - Class B (Media)	912	62,290
Visa, Inc. - Class A (Diversified Financial Services)	9,272	606,482
Vornado Realty Trust (REIT)	456	51,072
Vulcan Materials Co. (Building Materials)	456	38,441
W.W. Grainger, Inc. (Distribution/Wholesale)	152	35,843
Walt Disney Co. (Media)	7,448	781,220
Waste Management, Inc. (Environmental Control)	1,064	57,701
Waters Corp.* (Electronics)	304	37,793
Wells Fargo & Co. (Banks)	8,968	487,859
Western Digital Corp. (Computers)	1,064	96,835
Western Union Co. (Commercial Services)	1,368	28,468
Weyerhaeuser Co. (REIT)	1,824	60,466
Windstream Holdings, Inc. (Telecommunications)	1,672	12,373
Wisconsin Energy Corp. (Electric)	456	22,572
Wyndham Worldwide Corp. (Lodging)	608	55,006
Wynn Resorts, Ltd. (Lodging)	456	57,401
Xilinx, Inc. (Semiconductors)	608	25,718
Yahoo!, Inc.* (Internet)	4,256	189,115
YUM! Brands, Inc. (Retail)	1,216	95,724
Zimmer Holdings, Inc. (Healthcare - Products)	608	71,452
Zoetis, Inc. (Pharmaceuticals)	2,432	112,577
TOTAL COMMON STOCKS (Cost $30,235,689)		46,449,085

	Principal Amount	Value
Repurchase Agreements(c)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $96,000	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $30,331,689) - 100.1%		46,545,085
Net other assets (liabilities) - (0.1)%		(62,801)

NET ASSETS - 100.0%		$46,482,284

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$157,645	0.3%
Aerospace/Defense	675,062	1.5%
Agriculture	994,551	2.1%
Airlines	447,449	1.0%
Apparel	668,960	1.5%
Auto Manufacturers	57,584	0.1%
Banks	726,133	1.6%
Beverages	1,323,538	2.9%
Biotechnology	2,556,458	5.5%
Building Materials	101,232	0.2%
Chemicals	1,057,088	2.3%
Commercial Services	1,027,496	2.2%
Computers	4,275,702	9.3%
Cosmetics/Personal Care	742,301	1.6%
Distribution/Wholesale	122,361	0.2%
Diversified Financial Services	1,634,503	3.5%
Electric	288,655	0.6%
Electrical Components & Equipment	39,930	0.1%
Electronics	826,776	1.7%
Environmental Control	121,737	0.3%
Food	462,598	1.0%
Gas	114,939	0.2%
Hand/Machine Tools	22,353	NM
Healthcare - Products	1,400,595	3.0%
Healthcare - Services	622,016	1.3%
Home Builders	115,143	0.2%
Home Furnishings	68,646	0.1%
Household Products/Wares	131,243	0.3%
Housewares	35,632	0.1%
Insurance	212,397	0.5%
Internet	4,260,907	9.0%
Leisure Time	74,254	0.2%
Lodging	235,969	0.5%
Machinery-Diversified	87,549	0.2%
Media	2,381,338	5.1%
Metal Fabricate/Hardware	63,840	0.1%
Miscellaneous Manufacturing	613,957	1.3%
Oil & Gas	565,369	1.2%
Oil & Gas Services	289,677	0.6%
Packaging & Containers	59,912	0.1%
Pharmaceuticals	3,748,002	8.1%
Pipelines	567,188	1.3%
Real Estate	52,955	0.1%
REIT	1,978,245	4.2%
Retail	3,271,624	7.1%
Semiconductors	2,311,796	5.0%
Software	3,093,480	6.7%
Telecommunications	562,361	1.2%
Textiles	28,234	0.1%
Toys/Games/Hobbies	19,225	NM
Transportation	1,152,480	2.6%
Other**	33,199	0.1%
Total	$46,482,284	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Computers)	1,134	$31,094
Aaron’s, Inc. (Commercial Services)	1,620	45,862
Abercrombie & Fitch Co. - Class A (Retail)	1,782	39,275
Acxiom Corp.* (Software)	1,944	35,945
Advanced Micro Devices, Inc.* (Semiconductors)	15,957	42,765
Advent Software, Inc. (Software)	486	21,437
Aecom Technology Corp.* (Engineering & Construction)	3,969	122,324
AGCO Corp. (Machinery-Diversified)	2,025	96,471
Albemarle Corp. (Chemicals)	2,835	149,802
Alexandria Real Estate Equities, Inc. (REIT)	567	55,589
Alleghany Corp.* (Insurance)	243	118,341
Alliant Energy Corp. (Electric)	2,835	178,606
Allscripts Healthcare Solutions, Inc.* (Software)	4,293	51,344
American Campus Communities, Inc. (REIT)	891	38,197
American Eagle Outfitters, Inc. (Retail)	4,455	76,091
American Financial Group, Inc. (Insurance)	1,863	119,511
ANN, Inc.* (Retail)	1,134	46,528
ANSYS, Inc.* (Software)	810	71,434
AOL, Inc.* (Internet)	972	38,501
Apollo Group, Inc.* - Class A (Commercial Services)	2,430	45,976
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,539	97,757
Aqua America, Inc. (Water)	1,863	49,090
Arrow Electronics, Inc.* (Electronics)	2,430	148,595
Arthur J. Gallagher & Co. (Insurance)	1,458	68,162
Ascena Retail Group, Inc.* (Retail)	3,321	48,188
Ashland, Inc. (Chemicals)	810	103,121
Aspen Insurance Holdings, Ltd. (Insurance)	1,539	72,687
Associated Banc-Corp. (Banks)	3,726	69,304
Atmel Corp. (Semiconductors)	10,530	86,662
Atmos Energy Corp. (Gas)	2,511	138,859
Atwood Oceanics, Inc. (Oil & Gas)	1,539	43,261
Avnet, Inc. (Electronics)	3,483	154,993
Avon Products, Inc. (Cosmetics/Personal Care)	11,016	88,018
BancorpSouth, Inc. (Banks)	2,187	50,782
Bank of Hawaii Corp. (Banks)	1,134	69,412
BE Aerospace, Inc. (Aerospace/Defense)	972	61,839
Belden, Inc. (Electrical Components & Equipment)	486	45,470
Bemis Co., Inc. (Packaging & Containers)	2,430	112,533
Big Lots, Inc. (Retail)	729	35,014
BioMed Realty Trust, Inc. (REIT)	2,511	56,899
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	486	65,697
Bio-Techne Corp. (Healthcare - Products)	324	32,494
Black Hills Corp. (Electric)	1,134	57,199
Broadridge Financial Solutions, Inc. (Software)	972	53,470
Brown & Brown, Inc. (Insurance)	1,053	34,865
Cabela’s, Inc.* (Retail)	1,215	68,016
Cabot Corp. (Chemicals)	1,620	72,900
California Resources Corp. (Oil & Gas)	2,916	22,191
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	891	82,533
Carpenter Technology Corp. (Iron/Steel)	1,296	50,388
Cathay Bancorp, Inc. (Banks)	1,863	53,002
CDK Global, Inc. (Commercial Services)	1,377	64,389
Chico’s FAS, Inc. (Retail)	3,888	68,779
Ciena Corp.* (Telecommunications)	2,754	53,180
Cinemark Holdings, Inc. (Entertainment)	1,296	58,410
City National Corp. (Banks)	1,215	108,233
Clarcor, Inc. (Miscellaneous Manufacturing)	486	32,105
Clean Harbors, Inc.* (Environmental Control)	1,377	78,187
Cleco Corp. (Electric)	1,539	83,906
Cliffs Natural Resources, Inc. (Iron/Steel)	2,754	13,247
Commerce Bancshares, Inc. (Banks)	2,106	89,126
Commercial Metals Co. (Iron/Steel)	2,997	48,521
Community Health Systems, Inc.* (Healthcare - Services)	2,916	152,449
CommVault Systems, Inc.* (Software)	486	21,238
Compass Minerals International, Inc. (Mining)	324	30,200
Convergys Corp. (Computers)	2,511	57,427
Con-way, Inc. (Transportation)	1,458	64,342
CoreLogic, Inc.* (Diversified Financial Services)	1,053	37,139
Corporate Office Properties Trust (REIT)	810	23,798
Corrections Corp. of America (REIT)	2,916	117,398
Crane Co. (Miscellaneous Manufacturing)	1,215	75,828
Cree, Inc.* (Semiconductors)	2,835	100,614
CST Brands, Inc. (Retail)	1,944	85,206
Cullen/Frost Bankers, Inc. (Banks)	1,377	95,123
Cypress Semiconductor Corp. (Semiconductors)	4,374	61,717
Dana Holding Corp. (Auto Parts & Equipment)	4,131	87,412
Dean Foods Co. (Food)	2,349	38,829
Deluxe Corp. (Commercial Services)	486	33,670
Denbury Resources, Inc. (Oil & Gas)	8,910	64,954
DeVry, Inc. (Commercial Services)	810	27,022
Dick’s Sporting Goods, Inc. (Retail)	2,511	143,102
Diebold, Inc. (Computers)	1,620	57,445
Domtar Corp. (Forest Products & Paper)	1,620	74,876
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,620	61,090
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,863	45,085
Dril-Quip, Inc.* (Oil & Gas Services)	486	33,238
DST Systems, Inc. (Computers)	324	35,870
East West Bancorp, Inc. (Banks)	1,944	78,654
Eaton Vance Corp. (Diversified Financial Services)	1,377	57,338

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energen Corp. (Oil & Gas)	1,863	$122,958
Energizer Holdings, Inc. (Electrical Components & Equipment)	729	100,638
Equity One, Inc. (REIT)	648	17,295
Esterline Technologies Corp.* (Aerospace/Defense)	324	37,072
Everest Re Group, Ltd. (Insurance)	1,134	197,315
Exelis, Inc. (Aerospace/Defense)	4,698	114,490
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,997	54,485
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,134	38,431
FEI Co. (Electronics)	567	43,285
First American Financial Corp. (Insurance)	2,754	98,263
First Horizon National Corp. (Banks)	2,916	41,670
First Niagara Financial Group, Inc. (Savings & Loans)	8,991	79,480
FirstMerit Corp. (Banks)	4,212	80,281
Flowers Foods, Inc. (Food)	4,698	106,833
Fortune Brands Home & Security, Inc. (Building Materials)	1,377	65,380
FTI Consulting, Inc.* (Commercial Services)	1,053	39,445
Fulton Financial Corp. (Banks)	4,536	55,974
GATX Corp. (Trucking & Leasing)	567	32,875
Genesee & Wyoming, Inc.* - Class A (Transportation)	486	46,870
Graco, Inc. (Machinery-Diversified)	486	35,070
Graham Holdings Co. - Class B (Commercial Services)	81	85,020
Granite Construction, Inc. (Engineering & Construction)	891	31,310
Great Plains Energy, Inc. (Electric)	3,888	103,732
Greif, Inc. - Class A (Packaging & Containers)	891	34,990
GUESS?, Inc. (Retail)	1,620	30,116
Gulfport Energy Corp.* (Oil & Gas)	2,187	100,405
Halyard Health, Inc.* (Healthcare - Products)	1,215	59,778
Hancock Holding Co. (Banks)	2,025	60,467
Hanover Insurance Group, Inc. (Insurance)	1,134	82,306
Harsco Corp. (Miscellaneous Manufacturing)	2,025	34,952
Hawaiian Electric Industries, Inc. (Electric)	2,592	83,255
HCC Insurance Holdings, Inc. (Insurance)	2,430	137,708
Health Net, Inc.* (Healthcare - Services)	1,944	117,593
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,511	37,565
Herman Miller, Inc. (Office Furnishings)	1,539	42,722
Highwoods Properties, Inc. (REIT)	810	37,082
Hill-Rom Holdings, Inc. (Healthcare - Products)	648	31,752
HMS Holdings Corp.* (Commercial Services)	1,053	16,269
HNI Corp. (Office Furnishings)	486	26,813
HollyFrontier Corp. (Oil & Gas)	4,941	198,973
Home Properties, Inc. (REIT)	648	44,900
Hospitality Properties Trust (REIT)	1,377	45,427
Hubbell, Inc. - Class B (Electrical Components & Equipment)	729	79,913
Huntington Ingalls Industries, Inc. (Shipbuilding)	648	90,817
IDACORP, Inc. (Electric)	648	40,740
IDEX Corp. (Machinery-Diversified)	810	61,422
Informatica Corp.* (Software)	1,296	56,836
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	3,969	99,701
Ingredion, Inc. (Food)	1,782	138,676
Integrated Device Technology, Inc.* (Semiconductors)	1,134	22,703
International Bancshares Corp. (Banks)	1,458	37,952
International Game Technology (Entertainment)	3,240	56,408
International Speedway Corp. - Class A (Entertainment)	729	23,773
Intersil Corp. - Class A (Semiconductors)	3,321	47,557
IPG Photonics Corp.* (Semiconductors)	324	30,035
Itron, Inc.* (Electronics)	972	35,488
J.C. Penney Co., Inc.* (Retail)	7,695	64,715
Jabil Circuit, Inc. (Electronics)	4,860	113,627
Jack Henry & Associates, Inc. (Computers)	648	45,289
Janus Capital Group, Inc. (Diversified Financial Services)	1,701	29,240
Jarden Corp.* (Leisure Time)	1,863	98,552
JDS Uniphase Corp.* (Telecommunications)	5,913	77,578
John Wiley & Sons, Inc. (Media)	567	34,666
Kate Spade & Co.* (Retail)	1,620	54,092
KB Home (Home Builders)	1,296	20,244
KBR, Inc. (Engineering & Construction)	3,645	52,780
Kemper Corp. (Insurance)	1,296	50,492
Kennametal, Inc. (Hand/Machine Tools)	2,025	68,222
Keysight Technologies, Inc.* (Electronics)	1,296	48,147
Kirby Corp.* (Transportation)	567	42,553
KLX, Inc.* (Aerospace/Defense)	1,296	49,948
Knowles Corp.* (Electronics)	2,187	42,143
Lancaster Colony Corp. (Food)	243	23,126
Leidos Holdings, Inc. (Computers)	1,539	64,576
Lennox International, Inc. (Building Materials)	405	45,234
Lexmark International, Inc. - Class A (Computers)	1,539	65,161
Liberty Property Trust (REIT)	3,726	133,019
Life Time Fitness, Inc.* (Leisure Time)	486	34,487
LifePoint Hospitals, Inc.* (Healthcare - Services)	567	41,646
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	972	63,559
Louisiana-Pacific Corp.* (Building Materials)	3,564	58,842
M.D.C. Holdings, Inc. (Home Builders)	972	27,702
Mack-Cali Realty Corp. (REIT)	2,106	40,604
Manpower, Inc. (Commercial Services)	1,944	167,476
MDU Resources Group, Inc. (Electric)	4,941	105,441
Mentor Graphics Corp. (Computers)	2,511	60,339
Mercury General Corp. (Insurance)	891	51,455
Meredith Corp. (Media)	891	49,691
Mid-America Apartment Communities, Inc. (REIT)	729	56,330
MSA Safety, Inc. (Environmental Control)	405	20,201
MSC Industrial Direct Co. - Class A (Retail)	567	40,937
MSCI, Inc. - Class A (Software)	972	59,593
Murphy USA, Inc.* (Oil & Gas)	1,053	76,206

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nabors Industries, Ltd. (Oil & Gas)	7,290	$99,509
National Fuel Gas Co. (Gas)	1,134	68,414
National Instruments Corp. (Electronics)	1,134	36,333
National Retail Properties, Inc. (REIT)	1,377	56,416
NCR Corp.* (Computers)	4,293	126,687
NeuStar, Inc.* - Class A (Telecommunications)	1,377	33,902
New York Community Bancorp (Savings & Loans)	11,178	187,009
NewMarket Corp. (Chemicals)	81	38,702
NOW, Inc.* (Oil & Gas Services)	2,673	57,844
Oceaneering International, Inc. (Oil & Gas Services)	1,053	56,788
Office Depot, Inc.* (Retail)	12,393	114,016
OGE Energy Corp. (Electric)	5,022	158,745
Oil States International, Inc.* (Oil & Gas Services)	1,296	51,542
Old Republic International Corp. (Insurance)	6,075	90,761
Olin Corp. (Chemicals)	1,944	62,286
Omnicare, Inc. (Pharmaceuticals)	972	74,902
ONE Gas, Inc. (Gas)	1,296	56,026
Orbital Atk, Inc. (Aerospace/Defense)	1,539	117,934
Oshkosh Truck Corp. (Machinery - Construction & Mining)	1,944	94,848
Owens & Minor, Inc. (Pharmaceuticals)	1,620	54,821
PacWest Bancorp (Banks)	1,296	60,769
Panera Bread Co.* - Class A (Retail)	162	25,919
Patterson-UTI Energy, Inc. (Oil & Gas)	3,726	69,956
Peabody Energy Corp. (Coal)	6,966	34,273
Plantronics, Inc. (Telecommunications)	324	17,156
PNM Resources, Inc. (Electric)	1,134	33,113
Polycom, Inc.* (Telecommunications)	3,402	45,587
PolyOne Corp. (Chemicals)	972	36,304
Post Holdings, Inc.* (Food)	648	30,352
Potlatch Corp. (REIT)	486	19,459
Prosperity Bancshares, Inc. (Banks)	1,539	80,767
Questar Corp. (Gas)	2,268	54,114
R.R. Donnelley & Sons Co. (Commercial Services)	5,022	96,372
Raymond James Financial Corp. (Diversified Financial Services)	1,701	96,583
Rayonier, Inc. (REIT)	3,240	87,350
Regal-Beloit Corp. (Hand/Machine Tools)	1,134	90,630
Reinsurance Group of America, Inc. (Insurance)	1,701	158,516
Reliance Steel & Aluminum Co. (Iron/Steel)	1,944	118,740
Rent-A-Center, Inc. (Commercial Services)	1,377	37,785
ResMed, Inc. (Healthcare - Products)	1,053	75,584
Rock-Tenn Co. - Class A (Packaging & Containers)	3,564	229,878
Rollins, Inc. (Commercial Services)	729	18,028
Rosetta Resources, Inc.* (Oil & Gas)	1,863	31,708
Rovi Corp.* (Semiconductors)	1,215	22,125
Rowan Cos. PLC - Class A (Oil & Gas)	3,159	55,946
Royal Gold, Inc. (Mining)	567	35,783
RPM, Inc. (Chemicals)	1,134	54,421
Science Applications International Corp. (Computers)	972	49,912
Semtech Corp.* (Semiconductors)	810	21,582
Senior Housing Properties Trust (REIT)	2,997	66,503
Sensient Technologies Corp. (Chemicals)	567	39,055
Silgan Holdings, Inc. (Packaging & Containers)	1,053	61,211
Silicon Laboratories, Inc.* (Semiconductors)	324	16,449
SLM Corp. (Diversified Financial Services)	5,670	52,618
SM Energy Co. (Oil & Gas)	1,701	87,907
Smith Corp. (Miscellaneous Manufacturing)	648	42,548
Solera Holdings, Inc. (Software)	729	37,660
Sonoco Products Co. (Packaging & Containers)	2,511	114,150
Sotheby’s - Class A (Commercial Services)	1,539	65,037
SPX Corp. (Miscellaneous Manufacturing)	1,053	89,401
StanCorp Financial Group, Inc. (Insurance)	1,053	72,236
Steel Dynamics, Inc. (Iron/Steel)	6,075	122,107
Stifel Financial Corp.* (Diversified Financial Services)	1,701	94,831
SunEdison, Inc.* (Energy - Alternate Sources)	2,511	60,264
Superior Energy Services, Inc. (Oil & Gas Services)	3,888	86,857
SUPERVALU, Inc.* (Food)	2,754	32,029
SVB Financial Group* (Banks)	486	61,741
Synopsys, Inc.* (Computers)	1,377	63,783
Synovus Financial Corp. (Banks)	3,483	97,559
Tanger Factory Outlet Centers, Inc. (REIT)	729	25,639
Taubman Centers, Inc. (REIT)	486	37,485
TCF Financial Corp. (Banks)	4,131	64,939
Tech Data Corp.* (Electronics)	972	56,152
Teledyne Technologies, Inc.* (Aerospace/Defense)	324	34,581
Teleflex, Inc. (Healthcare - Products)	405	48,936
Telephone & Data Systems, Inc. (Telecommunications)	2,511	62,524
Teradyne, Inc. (Semiconductors)	5,508	103,826
Terex Corp. (Machinery - Construction & Mining)	2,673	71,075
The Cheesecake Factory, Inc. (Retail)	567	27,970
The New York Times Co. - Class A (Media)	3,321	45,697
The Scotts Miracle-Gro Co. - Class A (Housewares)	567	38,085
The Timken Co. (Metal Fabricate/Hardware)	1,863	78,507
The Wendy’s Co. (Retail)	3,240	35,316
Thor Industries, Inc. (Home Builders)	648	40,960
Thoratec Corp.* (Healthcare - Products)	1,377	57,683
Tidewater, Inc. (Transportation)	1,215	23,255
Time, Inc. (Media)	2,754	61,800
TimkenSteel Corp. (Metal Fabricate/Hardware)	972	25,729
Tootsie Roll Industries, Inc. (Food)	487	16,517
Towers Watson & Co. - Class A (Commercial Services)	1,782	235,553
TreeHouse Foods, Inc.* (Food)	567	48,206
Trimble Navigation, Ltd.* (Electronics)	2,673	67,360
Triumph Group, Inc. (Aerospace/Defense)	1,296	77,396
Trustmark Corp. (Banks)	1,701	41,300
Tupperware Corp. (Housewares)	1,296	89,450
Umpqua Holdings Corp. (Banks)	5,589	96,019
Unit Corp.* (Oil & Gas)	1,134	31,729

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Natural Foods, Inc.* (Food)	1,296	$99,844
United States Steel Corp. (Iron/Steel)	3,645	88,938
Urban Edge Properties (REIT)	729	17,277
Valley National Bancorp (Banks)	5,589	52,760
Valmont Industries, Inc. (Metal Fabricate/Hardware)	567	69,673
Vectren Corp. (Gas)	972	42,904
Vishay Intertechnology, Inc. (Electronics)	3,402	47,016
Vista Outdoor, Inc.-WI* (Retail)	1,053	45,089
W.R. Berkley Corp. (Insurance)	1,458	73,644
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,134	56,178
Washington Federal, Inc. (Savings & Loans)	2,511	54,752
Waste Connections, Inc. (Environmental Control)	1,296	62,389
Watsco, Inc. (Distribution/Wholesale)	729	91,635
Webster Financial Corp. (Banks)	2,268	84,029
WellCare Health Plans, Inc.* (Healthcare - Services)	1,134	103,716
Werner Enterprises, Inc. (Transportation)	567	17,809
Westar Energy, Inc. (Electric)	3,321	128,722
Western Refining, Inc. (Oil & Gas)	1,782	88,013
WGL Holdings, Inc. (Gas)	1,296	73,094
Woodward, Inc. (Electronics)	567	28,923
World Fuel Services Corp. (Retail)	1,863	107,085
Worthington Industries, Inc. (Iron/Steel)	1,296	34,487
WP GLIMCHER, Inc. (REIT)	4,698	78,128
WPX Energy, Inc.* (Oil & Gas)	5,184	56,661
TOTAL COMMON STOCKS (Cost $14,409,141)		19,965,418
TOTAL INVESTMENT SECURITIES (Cost $14,409,141) - 100.2%		19,965,418
Net other assets (liabilities) - (0.2)%		(34,704)

NET ASSETS - 100.0%		$19,930,714

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$493,260	2.5%
Auto Parts & Equipment	87,412	0.4%
Banks	1,529,863	7.8%
Biotechnology	65,697	0.3%
Building Materials	169,456	0.8%
Chemicals	556,591	2.7%
Coal	34,273	0.2%
Commercial Services	977,904	4.9%
Computers	657,583	3.4%
Cosmetics/Personal Care	88,018	0.4%
Distribution/Wholesale	191,336	1.0%
Diversified Financial Services	462,358	2.3%
Electric	973,459	4.9%
Electrical Components & Equipment	226,021	1.1%
Electronics	822,062	4.1%
Energy - Alternate Sources	60,264	0.3%
Engineering & Construction	206,414	1.0%
Entertainment	183,676	0.9%
Environmental Control	160,777	0.8%
Food	534,412	2.7%
Forest Products & Paper	74,876	0.4%
Gas	433,411	2.2%
Hand/Machine Tools	222,411	1.1%
Healthcare - Products	306,227	1.6%
Healthcare - Services	415,404	2.0%
Home Builders	88,906	0.4%
Housewares	127,535	0.6%
Insurance	1,426,262	7.2%
Internet	38,501	0.2%
Iron/Steel	476,428	2.4%
Leisure Time	133,039	0.7%
Machinery - Construction & Mining	165,923	0.8%
Machinery-Diversified	192,963	1.0%
Media	191,854	1.0%
Metal Fabricate/Hardware	173,909	0.8%
Mining	65,983	0.3%
Miscellaneous Manufacturing	516,214	2.7%
Office Furnishings	69,535	0.3%
Oil & Gas	1,150,377	5.7%
Oil & Gas Services	323,834	1.6%
Packaging & Containers	552,762	2.8%
Pharmaceuticals	129,723	0.7%
REIT	1,054,795	5.3%
Retail	1,155,454	5.8%
Savings & Loans	321,241	1.6%
Semiconductors	610,520	3.1%
Shipbuilding	90,817	0.5%
Software	408,957	2.1%
Telecommunications	289,927	1.4%
Transportation	194,829	1.0%
Trucking & Leasing	32,875	0.2%
Water	49,090	0.2%
Other**	(34,704)	(0.2)%
Total	$19,930,714	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
3D Systems Corp.* (Computers)	2,184	$59,885
ACI Worldwide, Inc.* (Software)	4,186	90,669
Acuity Brands, Inc. (Electrical Components & Equipment)	1,638	275,446
Advance Auto Parts, Inc. (Retail)	2,730	408,655
Advent Software, Inc. (Software)	910	40,140
Akorn, Inc.* (Pharmaceuticals)	2,730	129,702
Alaska Air Group, Inc. (Airlines)	4,732	313,164
Alexander & Baldwin, Inc. (Real Estate)	1,638	70,729
Alexandria Real Estate Equities, Inc. (REIT)	1,820	178,433
Align Technology, Inc.* (Healthcare - Products)	2,548	137,044
Alleghany Corp.* (Insurance)	364	177,268
AMC Networks, Inc.* - Class A (Media)	2,184	167,382
American Campus Communities, Inc. (REIT)	2,730	117,035
ANSYS, Inc.* (Software)	2,002	176,556
AOL, Inc.* (Internet)	1,456	57,672
Aqua America, Inc. (Water)	3,640	95,914
ARRIS Group, Inc.* (Telecommunications)	4,732	136,731
Arthur J. Gallagher & Co. (Insurance)	3,822	178,679
Ashland, Inc. (Chemicals)	1,092	139,023
BE Aerospace, Inc. (Aerospace/Defense)	2,548	162,104
Belden, Inc. (Electrical Components & Equipment)	728	68,112
Big Lots, Inc. (Retail)	910	43,707
BioMed Realty Trust, Inc. (REIT)	3,640	82,482
Bio-Techne Corp. (Healthcare - Products)	910	91,264
Boston Beer Co., Inc.* - Class A (Beverages)	364	97,334
Brinker International, Inc. (Retail)	2,366	145,651
Broadridge Financial Solutions, Inc. (Software)	2,912	160,189
Brown & Brown, Inc. (Insurance)	2,730	90,390
Brunswick Corp. (Leisure Time)	3,458	177,914
Buffalo Wild Wings, Inc.* (Retail)	728	131,943
Cadence Design Systems, Inc.* (Computers)	10,556	194,652
California Resources Corp. (Oil & Gas)	7,098	54,016
Camden Property Trust (REIT)	3,094	241,734
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,092	101,152
Carter’s, Inc. (Apparel)	2,002	185,125
CBOE Holdings, Inc. (Diversified Financial Services)	3,094	177,611
CDK Global, Inc. (Commercial Services)	4,004	187,227
Centene Corp.* (Healthcare - Services)	4,368	308,773
Charles River Laboratories International, Inc.* (Biotechnology)	1,638	129,877
Church & Dwight, Inc. (Household Products/Wares)	4,732	404,207
Cinemark Holdings, Inc. (Entertainment)	2,002	90,230
Clarcor, Inc. (Miscellaneous Manufacturing)	1,092	72,138
Cliffs Natural Resources, Inc. (Iron/Steel)	1,638	7,879
Cognex Corp.* (Machinery-Diversified)	3,094	153,431
CommVault Systems, Inc.* (Software)	910	39,767
Compass Minerals International, Inc. (Mining)	728	67,857
Copart, Inc.* (Retail)	4,186	157,268
CoreLogic, Inc.* (Diversified Financial Services)	1,638	57,772
Corporate Office Properties Trust (REIT)	2,184	64,166
Cypress Semiconductor Corp. (Semiconductors)	5,278	74,473
Cytec Industries, Inc. (Chemicals)	2,548	137,694
Deckers Outdoor Corp.* (Apparel)	1,274	92,836
Deluxe Corp. (Commercial Services)	1,092	75,654
DeVry, Inc. (Commercial Services)	910	30,358
Domino’s Pizza, Inc. (Retail)	2,002	201,301
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,184	82,359
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,730	219,356
Dril-Quip, Inc.* (Oil & Gas Services)	728	49,788
DST Systems, Inc. (Computers)	546	60,448
Duke Realty Corp. (REIT)	12,558	273,388
Eagle Materials, Inc. (Building Materials)	1,820	152,079
East West Bancorp, Inc. (Banks)	2,366	95,728
Eaton Vance Corp. (Diversified Financial Services)	2,366	98,520
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,274	175,876
Equity One, Inc. (REIT)	1,820	48,576
Esterline Technologies Corp.* (Aerospace/Defense)	728	83,298
Extra Space Storage, Inc. (REIT)	4,004	270,550
FactSet Research Systems, Inc. (Media)	1,456	231,795
Fair Isaac Corp. (Software)	1,092	96,882
Federal Realty Investment Trust (REIT)	2,548	375,091
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,820	61,680
FEI Co. (Electronics)	728	55,576
First Horizon National Corp. (Banks)	4,368	62,419
Foot Locker, Inc. (Retail)	5,096	321,048
Fortinet, Inc.* (Telecommunications)	5,096	178,105
Fortune Brands Home & Security, Inc. (Building Materials)	3,822	181,469
Gartner Group, Inc.* (Commercial Services)	3,094	259,432
GATX Corp. (Trucking & Leasing)	910	52,762
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,274	122,865
Gentex Corp. (Electronics)	10,738	196,505
Global Payments, Inc. (Commercial Services)	2,366	216,915
Graco, Inc. (Machinery-Diversified)	1,456	105,065
Highwoods Properties, Inc. (REIT)	2,184	99,984
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,092	53,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HMS Holdings Corp.* (Commercial Services)	1,638	$25,307
HNI Corp. (Office Furnishings)	910	50,205
Hologic, Inc.* (Healthcare - Products)	8,918	294,517
Home Properties, Inc. (REIT)	1,092	75,665
Hospitality Properties Trust (REIT)	3,458	114,079
HSN, Inc. (Retail)	1,092	74,507
Hubbell, Inc. - Class B (Electrical Components & Equipment)	910	99,754
Huntington Ingalls Industries, Inc. (Shipbuilding)	728	102,029
IDACORP, Inc. (Electric)	910	57,212
IDEX Corp. (Machinery-Diversified)	1,638	124,210
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,638	253,038
Informatica Corp.* (Software)	2,184	95,779
Integrated Device Technology, Inc.* (Semiconductors)	3,822	76,516
InterDigital, Inc. (Telecommunications)	1,274	64,643
International Game Technology (Entertainment)	4,368	76,047
IPG Photonics Corp.* (Semiconductors)	910	84,356
ITT Corp. (Miscellaneous Manufacturing)	3,276	130,745
J.B. Hunt Transport Services, Inc. (Transportation)	3,276	279,754
Jack Henry & Associates, Inc. (Computers)	2,002	139,920
Janus Capital Group, Inc. (Diversified Financial Services)	2,912	50,057
Jarden Corp.* (Leisure Time)	3,822	202,184
JetBlue Airways Corp.* (Airlines)	9,464	182,182
John Wiley & Sons, Inc. (Media)	910	55,637
Jones Lang LaSalle, Inc. (Real Estate)	1,638	279,115
Kate Spade & Co.* (Retail)	2,366	79,001
KB Home (Home Builders)	1,456	22,743
Keysight Technologies, Inc.* (Electronics)	4,368	162,271
Kilroy Realty Corp. (REIT)	3,094	235,670
Kirby Corp.* (Transportation)	1,274	95,614
Lamar Advertising Co. - Class A (REIT)	2,912	172,594
Lancaster Colony Corp. (Food)	364	34,642
Landstar System, Inc. (Transportation)	1,638	108,599
LaSalle Hotel Properties (REIT)	4,186	162,668
Lennox International, Inc. (Building Materials)	910	101,638
Life Time Fitness, Inc.* (Leisure Time)	728	51,659
LifePoint Hospitals, Inc.* (Healthcare - Services)	728	53,472
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,456	95,208
Live Nation, Inc.* (Commercial Services)	5,278	133,164
LKQ Corp.* (Distribution/Wholesale)	11,102	283,767
MAXIMUS, Inc. (Computers)	2,366	157,954
Mednax, Inc.* (Healthcare - Services)	3,458	250,740
Mettler Toledo International, Inc.* (Electronics)	1,092	358,886
Mid-America Apartment Communities, Inc. (REIT)	1,638	126,568
Minerals Technologies, Inc. (Chemicals)	1,274	93,129
MSA Safety, Inc. (Environmental Control)	546	27,234
MSC Industrial Direct Co. - Class A (Retail)	910	65,702
MSCI, Inc. - Class A (Software)	2,730	167,376
National Fuel Gas Co. (Gas)	1,456	87,840
National Instruments Corp. (Electronics)	2,002	64,144
National Retail Properties, Inc. (REIT)	2,912	119,305
NewMarket Corp. (Chemicals)	182	86,960
Nordson Corp. (Machinery-Diversified)	2,002	156,836
NVR, Inc.* (Home Builders)	182	241,816
Oceaneering International, Inc. (Oil & Gas Services)	2,184	117,783
Old Dominion Freight Line, Inc.* (Transportation)	2,548	196,960
OMEGA Healthcare Investors, Inc. (REIT)	5,096	206,745
Omnicare, Inc. (Pharmaceuticals)	2,002	154,274
Packaging Corp. of America (Packaging & Containers)	3,640	284,612
PacWest Bancorp (Banks)	1,638	76,806
Panera Bread Co.* - Class A (Retail)	728	116,476
Plantronics, Inc. (Telecommunications)	1,092	57,821
PNM Resources, Inc. (Electric)	1,274	37,201
Polaris Industries, Inc. (Leisure Time)	2,184	308,162
PolyOne Corp. (Chemicals)	1,820	67,977
Post Holdings, Inc.* (Food)	910	42,624
Potlatch Corp. (REIT)	910	36,436
Primerica, Inc. (Insurance)	1,820	92,638
PTC, Inc.* (Software)	4,186	151,408
Qorvo, Inc.* (Telecommunications)	5,460	435,163
Questar Corp. (Gas)	3,094	73,823
Rackspace Hosting, Inc.* (Software)	4,186	215,957
Raymond James Financial Corp. (Diversified Financial Services)	2,184	124,008
Realty Income Corp. (REIT)	8,190	422,604
Regency Centers Corp. (REIT)	3,458	235,282
RenaissanceRe Holdings (Insurance)	1,638	163,358
ResMed, Inc. (Healthcare - Products)	3,640	261,279
Riverbed Technology, Inc.* (Computers)	5,642	117,974
Rollins, Inc. (Commercial Services)	2,366	58,511
Rovi Corp.* (Semiconductors)	1,638	29,828
Royal Gold, Inc. (Mining)	1,456	91,888
RPM, Inc. (Chemicals)	3,276	157,215
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,366	408,868
SEI Investments Co. (Commercial Services)	4,732	208,634
Semtech Corp.* (Semiconductors)	1,274	33,946
Senior Housing Properties Trust (REIT)	4,186	92,887
Sensient Technologies Corp. (Chemicals)	910	62,681
Service Corp. International (Commercial Services)	7,280	189,644
Signature Bank* (Banks)	1,820	235,835
Signet Jewelers, Ltd. (Retail)	2,912	404,157
Silicon Laboratories, Inc.* (Semiconductors)	910	46,201
Sirona Dental Systems, Inc.* (Healthcare - Products)	2,002	180,160
SLM Corp. (Diversified Financial Services)	7,280	67,558
Smith Corp. (Miscellaneous Manufacturing)	1,820	119,501
SolarWinds, Inc.* (Software)	2,366	121,234
Solera Holdings, Inc. (Software)	1,456	75,217
STERIS Corp. (Healthcare - Products)	2,184	153,470
SunEdison, Inc.* (Energy - Alternate Sources)	5,460	131,040
SUPERVALU, Inc.* (Food)	3,458	40,217

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SVB Financial Group* (Banks)	1,092	$138,728
Synopsys, Inc.* (Computers)	3,640	168,605
Tanger Factory Outlet Centers, Inc. (REIT)	2,366	83,212
Taubman Centers, Inc. (REIT)	1,638	126,339
Teledyne Technologies, Inc.* (Aerospace/Defense)	728	77,699
Teleflex, Inc. (Healthcare - Products)	910	109,955
Tempur-Pedic International, Inc.* (Home Furnishings)	2,184	126,104
The Cheesecake Factory, Inc. (Retail)	910	44,890
The Cooper Cos., Inc. (Healthcare - Products)	1,820	341,105
The Corporate Executive Board Co. (Commercial Services)	1,274	101,742
The Hain Celestial Group, Inc.* (Food)	3,640	233,141
The Scotts Miracle-Gro Co. - Class A (Housewares)	728	48,900
The Ultimate Software Group, Inc.* (Software)	1,092	185,591
The Valspar Corp. (Chemicals)	2,730	229,401
The Wendy’s Co. (Retail)	5,278	57,530
Thor Industries, Inc. (Home Builders)	728	46,017
Toll Brothers, Inc.* (Home Builders)	5,824	229,116
TreeHouse Foods, Inc.* (Food)	728	61,895
Trimble Navigation, Ltd.* (Electronics)	5,642	142,178
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,642	200,347
Tyler Technologies, Inc.* (Software)	1,274	153,555
UDR, Inc. (REIT)	9,464	322,060
UGI Corp. (Gas)	6,188	201,667
United Therapeutics Corp.* (Biotechnology)	1,638	282,449
Urban Edge Properties (REIT)	2,184	51,761
VCA Antech, Inc.* (Pharmaceuticals)	2,912	159,636
Vectren Corp. (Gas)	1,638	72,301
VeriFone Systems, Inc.* (Computers)	4,186	146,050
Vista Outdoor, Inc.-WI* (Retail)	910	38,966
W.R. Berkley Corp. (Insurance)	1,638	82,735
Wabtec Corp. (Machinery-Diversified)	3,458	328,544
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,456	72,130
Waste Connections, Inc. (Environmental Control)	2,730	131,422
Weingarten Realty Investors (REIT)	4,004	144,064
Werner Enterprises, Inc. (Transportation)	728	22,866
WEX, Inc.* (Commercial Services)	1,456	156,316
Whitewave Foods Co.* (Food)	6,370	282,446
Williams-Sonoma, Inc. (Retail)	3,094	246,623
Woodward, Inc. (Electronics)	1,274	64,987
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	1,820	165,102
TOTAL COMMON STOCKS (Cost $22,977,512)		31,358,378

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $84,000	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000
TOTAL INVESTMENT SECURITIES (Cost $23,061,512) - 100.2%		31,442,378
Net other assets (liabilities) - (0.2)%		(48,277)

NET ASSETS - 100.0%		$31,394,101

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$323,101	1.0%
Airlines	495,346	1.6%
Apparel	277,961	0.9%
Banks	609,516	1.9%
Beverages	97,334	0.3%
Biotechnology	412,326	1.3%
Building Materials	435,186	1.4%
Chemicals	974,080	3.1%
Commercial Services	1,642,904	5.3%
Computers	1,045,488	3.4%
Distribution/Wholesale	283,767	0.9%
Diversified Financial Services	709,336	2.3%
Electric	94,413	0.3%
Electrical Components & Equipment	619,188	2.0%
Electronics	1,044,547	3.2%
Energy - Alternate Sources	131,040	0.4%
Entertainment	166,277	0.5%
Environmental Control	158,656	0.5%
Food	694,965	2.2%
Gas	435,631	1.4%
Hand/Machine Tools	95,208	0.3%
Healthcare - Products	1,875,340	6.0%
Healthcare - Services	612,985	2.0%
Home Builders	539,692	1.7%
Home Furnishings	126,104	0.4%
Household Products/Wares	404,207	1.2%
Housewares	48,900	0.2%
Insurance	785,068	2.5%
Internet	57,672	0.2%
Iron/Steel	7,879	NM
Leisure Time	739,919	2.4%
Machinery-Diversified	1,033,188	3.3%
Media	454,814	1.4%
Mining	159,745	0.5%
Miscellaneous Manufacturing	706,242	2.2%
Office Furnishings	50,205	0.2%
Oil & Gas	54,016	0.2%
Oil & Gas Services	386,927	1.2%
Packaging & Containers	284,612	0.9%
Pharmaceuticals	852,480	2.7%
Real Estate	349,844	1.1%
REIT	4,479,378	14.3%
Retail	2,537,425	8.1%
Semiconductors	345,320	1.1%
Shipbuilding	102,029	0.3%
Software	1,770,320	5.7%
Telecommunications	872,463	2.8%
Transportation	826,658	2.6%
Trucking & Leasing	52,762	0.2%
Water	95,914	0.3%
Other**	35,723	0.1%
Total	$31,394,101	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
8x8, Inc.* (Internet)	3,675	$30,869
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,260	4,599
AAR Corp. (Aerospace/Defense)	2,835	87,035
ABM Industries, Inc. (Commercial Services)	3,885	123,775
Acadia Realty Trust (REIT)	1,890	65,923
Aceto Corp. (Chemicals)	1,050	23,100
Acorda Therapeutics, Inc.* (Biotechnology)	1,155	38,438
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,515	107,186
ADTRAN, Inc. (Telecommunications)	3,885	72,533
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,835	72,746
Aegion Corp.* (Engineering & Construction)	2,730	49,277
Aeropostale, Inc.* (Retail)	5,775	20,039
Aerovironment, Inc.* (Aerospace/Defense)	1,470	38,970
Agilysys, Inc.* (Computers)	630	6,199
Agree Realty Corp. (REIT)	630	20,771
Air Methods Corp.* (Healthcare - Services)	1,155	53,811
AK Steel Holding Corp.* (Iron/Steel)	13,125	58,669
Albany International Corp. - Class A (Machinery-Diversified)	1,155	45,911
ALLETE, Inc. (Electric)	3,045	160,654
Almost Family, Inc.* (Healthcare - Services)	630	28,167
Amedisys, Inc.* (Healthcare - Services)	1,260	33,743
American Equity Investment Life Holding Co. (Insurance)	3,045	88,701
American Public Education, Inc.* (Commercial Services)	735	22,035
American Science & Engineering, Inc. (Electronics)	525	25,652
American States Water Co. (Water)	1,050	41,885
American Vanguard Corp. (Chemicals)	1,890	20,072
American Woodmark Corp.* (Home Furnishings)	315	17,240
Amerisafe, Inc. (Insurance)	630	29,138
AmSurg Corp.* (Healthcare - Services)	1,365	83,975
Analogic Corp. (Healthcare - Products)	945	85,901
AngioDynamics, Inc.* (Healthcare - Products)	1,890	33,623
ANI Pharmaceuticals, Inc.* (Biotechnology)	210	13,136
Anixter International, Inc.* (Telecommunications)	1,995	151,879
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,045	138,061
Approach Resources, Inc.* (Oil & Gas)	1,470	9,687
Arch Coal, Inc.* (Coal)	15,645	15,643
Arctic Cat, Inc. (Leisure Time)	945	34,322
Astec Industries, Inc. (Machinery - Construction & Mining)	1,365	58,531
Astoria Financial Corp. (Savings & Loans)	6,510	84,304
Atlantic Tele-Network, Inc. (Telecommunications)	735	50,877
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,785	76,791
Avista Corp. (Electric)	4,200	143,556
Aviv REIT, Inc. (REIT)	735	26,828
B&G Foods, Inc. - Class A (Food)	1,890	55,623
Badger Meter, Inc. (Electronics)	315	18,881
Banner Corp. (Banks)	735	33,737
Barnes & Noble, Inc.* (Retail)	3,360	79,800
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,570	144,549
Basic Energy Services, Inc.* (Oil & Gas Services)	2,520	17,464
BBCN Bancorp, Inc. (Banks)	5,880	85,083
Benchmark Electronics, Inc.* (Electronics)	3,885	93,357
Big 5 Sporting Goods Corp. (Retail)	1,365	18,114
Biglari Holdings, Inc.* (Retail)	105	43,481
Bill Barrett Corp.* (Oil & Gas)	3,675	30,503
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	840	29,602
Black Box Corp. (Telecommunications)	1,155	24,174
Blucora, Inc.* (Internet)	3,045	41,595
Blue Nile, Inc.* (Internet)	420	13,373
Bob Evans Farms, Inc. (Retail)	1,050	48,573
Boise Cascade Co.* (Building Materials)	1,470	55,066
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,155	28,482
Bottomline Technologies, Inc.* (Software)	1,470	40,234
Boyd Gaming Corp.* (Lodging)	5,775	82,005
Brady Corp. - Class A (Electronics)	3,465	98,024
Briggs & Stratton Corp. (Machinery-Diversified)	3,360	69,014
Bristow Group, Inc. (Oil & Gas Services)	2,520	137,214
Brookline Bancorp, Inc. (Savings & Loans)	2,625	26,381
Brooks Automation, Inc. (Semiconductors)	4,935	57,394
Brown Shoe Co., Inc. (Retail)	1,785	58,548
C&J Energy Services, Ltd.* (Oil & Gas Services)	3,360	37,396
Cabot Microelectronics Corp.* (Semiconductors)	945	47,222
CACI International, Inc.* - Class A (Computers)	1,785	160,508
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,260	16,947
Calamp Corp.* (Telecommunications)	945	15,300
Calgon Carbon Corp. (Chemicals)	2,100	44,247
Callaway Golf Co. (Leisure Time)	5,670	54,035
Capella Education Co. (Commercial Services)	315	20,437
Capstead Mortgage Corp. (REIT)	7,035	82,802
CARBO Ceramics, Inc. (Oil & Gas Services)	1,470	44,850
Cardinal Financial Corp. (Banks)	1,155	23,077
Career Education Corp.* (Commercial Services)	4,410	22,182
Casey’s General Stores, Inc. (Retail)	2,835	255,434
Cash America International, Inc. (Retail)	2,100	48,930
CDI Corp. (Commercial Services)	1,050	14,753

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (REIT)	1,680	$12,583
Celadon Group, Inc. (Transportation)	1,575	42,872
Central Garden & Pet Co.* - Class A (Household Products/Wares)	3,150	33,453
Central Pacific Financial Corp. (Banks)	1,995	45,825
CEVA, Inc.* (Semiconductors)	735	15,670
Checkpoint Systems, Inc. (Electronics)	3,045	32,947
Christopher & Banks Corp.* (Retail)	1,470	8,173
CIBER, Inc.* (Computers)	5,250	21,630
Cincinnati Bell, Inc.* (Telecommunications)	6,510	22,980
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,260	68,922
Cirrus Logic, Inc.* (Semiconductors)	1,890	62,861
City Holding Co. (Banks)	1,155	54,320
Clearwater Paper Corp.* (Forest Products & Paper)	735	47,996
Cloud Peak Energy, Inc.* (Coal)	4,515	26,277
Coherent, Inc.* (Electronics)	1,785	115,954
Cohu, Inc. (Semiconductors)	1,890	20,677
Columbia Banking System, Inc. (Banks)	2,205	63,879
Comfort Systems USA, Inc. (Engineering & Construction)	2,730	57,439
Community Bank System, Inc. (Banks)	3,045	107,763
Computer Programs & Systems, Inc. (Software)	315	17,092
Comstock Resources, Inc. (Oil & Gas)	3,255	11,620
Comtech Telecommunications Corp. (Telecommunications)	630	18,239
CONMED Corp. (Healthcare - Products)	1,155	58,316
Contango Oil & Gas Co.* (Oil & Gas)	1,155	25,410
CorVel Corp.* (Commercial Services)	315	10,839
Cracker Barrel Old Country Store, Inc. (Retail)	735	111,823
Crocs, Inc.* (Apparel)	5,775	68,203
Cross Country Healthcare, Inc.* (Commercial Services)	1,155	13,698
CryoLife, Inc. (Healthcare - Products)	945	9,800
CSG Systems International, Inc. (Software)	2,520	76,583
CTS Corp. (Electronics)	2,415	43,446
Cubic Corp. (Aerospace/Defense)	1,575	81,538
CVB Financial Corp. (Banks)	3,885	61,926
Cyberonics, Inc.* (Healthcare - Products)	735	47,716
Daktronics, Inc. (Home Furnishings)	2,940	31,781
Darling International, Inc.* (Food)	12,180	170,641
Diamond Foods, Inc.* (Food)	1,050	34,199
Digi International, Inc.* (Software)	1,785	17,814
Dime Community Bancshares, Inc. (Savings & Loans)	2,205	35,501
DineEquity, Inc. (Retail)	525	56,180
Diodes, Inc.* (Semiconductors)	1,050	29,988
Dorman Products, Inc.* (Auto Parts & Equipment)	735	36,566
Drew Industries, Inc. (Building Materials)	735	45,232
DSP Group, Inc.* (Semiconductors)	735	8,805
DXP Enterprises, Inc.* (Machinery-Diversified)	945	41,665
Dycom Industries, Inc.* (Engineering & Construction)	1,155	56,410
EastGroup Properties, Inc. (REIT)	840	50,518
Ebix, Inc. (Software)	1,155	35,089
eHealth, Inc.* (Insurance)	630	5,909
El Paso Electric Co. (Electric)	2,940	113,602
Electro Scientific Industries, Inc. (Electronics)	1,365	8,436
EMCOR Group, Inc. (Engineering & Construction)	4,620	214,692
Emergent Biosolutions, Inc.* (Biotechnology)	735	21,139
Employers Holdings, Inc. (Insurance)	2,310	62,347
Encore Capital Group, Inc.* (Diversified Financial Services)	735	30,569
Encore Wire Corp. (Electrical Components & Equipment)	1,365	51,706
EnerSys (Electrical Components & Equipment)	3,255	209,101
Engility Holdings, Inc.* (Computers)	1,260	37,850
EnPro Industries, Inc. (Miscellaneous Manufacturing)	945	62,323
Entropic Communications, Inc.* (Semiconductors)	4,830	14,297
EPIQ Systems, Inc. (Software)	945	16,944
EPR Properties (REIT)	1,995	119,760
Era Group, Inc.* (Transportation)	735	15,317
ESCO Technologies, Inc. (Electronics)	1,050	40,929
Ethan Allen Interiors, Inc. (Home Furnishings)	1,890	52,240
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,260	65,092
Exar Corp.* (Semiconductors)	1,995	20,050
ExlService Holdings, Inc.* (Computers)	945	35,154
Exponent, Inc. (Engineering & Construction)	420	37,338
Exterran Holdings, Inc. (Oil & Gas Services)	5,040	169,193
EZCORP, Inc.* - Class A (Retail)	3,570	32,594
F.N.B. Corp. (Banks)	12,705	166,943
Fabrinet* (Miscellaneous Manufacturing)	2,205	41,873
FARO Technologies, Inc.* (Electronics)	525	32,618
Federal Signal Corp. (Miscellaneous Manufacturing)	2,310	36,475
Financial Engines, Inc. (Diversified Financial Services)	1,470	61,489
First Bancorp* (Banks)	7,665	47,523
First Cash Financial Services, Inc.* (Retail)	735	34,192
First Commonwealth Financial Corp. (Banks)	3,885	34,965
First Financial Bancorp (Banks)	4,515	80,412
First Financial Bankshares, Inc. (Banks)	2,100	58,044
Forestar Group, Inc.* (Real Estate)	2,520	39,740
Forrester Research, Inc. (Commercial Services)	315	11,586
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,575	60,071
Franklin Street Properties Corp. (REIT)	3,360	43,075
Fred’s, Inc. - Class A (Retail)	2,520	43,067
FTD Cos., Inc.* (Internet)	525	15,719
Fuller (H.B.) Co. (Chemicals)	2,100	90,027
FutureFuel Corp. (Energy-Alternate Sources)	1,680	17,254
FXCM, Inc. (Diversified Financial Services)	3,150	6,710
G & K Services, Inc. - Class A (Textiles)	735	53,310
GenCorp, Inc.* (Aerospace/Defense)	2,520	58,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Cable Corp. (Electrical Components & Equipment)	3,570	$61,511
Genesco, Inc.* (Retail)	1,785	127,146
Geospace Technologies Corp.* (Oil & Gas Services)	945	15,602
Getty Realty Corp. (REIT)	1,890	34,398
Gibraltar Industries, Inc.* (Building Materials)	2,100	34,461
Glatfelter (Forest Products & Paper)	3,150	86,720
Globe Specialty Metals, Inc. (Mining)	2,415	45,692
Government Properties Income Trust (REIT)	5,145	117,563
Greatbatch, Inc.* (Healthcare - Products)	735	42,520
Green Dot Corp.* - Class A (Commercial Services)	1,785	28,417
Green Plains Renewable Energy (Energy-Alternate Sources)	2,520	71,946
Greenhill & Co., Inc. (Diversified Financial Services)	945	37,469
Griffon Corp. (Building Materials)	3,045	53,074
Group 1 Automotive, Inc. (Retail)	840	72,517
Gulf Island Fabrication, Inc. (Oil & Gas Services)	945	14,043
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	1,890	24,646
Haemonetics Corp.* (Healthcare - Products)	1,890	84,899
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,625	59,561
Hanmi Financial Corp. (Banks)	2,310	48,857
Harmonic, Inc.* (Telecommunications)	6,510	48,239
Harte-Hanks, Inc. (Advertising)	3,150	24,570
Haverty Furniture Cos., Inc. (Retail)	1,470	36,574
Hawkins, Inc. (Chemicals)	735	27,923
Haynes International, Inc. (Metal Fabricate/Hardware)	945	42,156
Healthways, Inc.* (Healthcare - Services)	2,625	51,713
Heartland Payment Systems, Inc. (Commercial Services)	840	39,354
Heidrick & Struggles International, Inc. (Commercial Services)	1,260	30,971
Hibbett Sports, Inc.* (Retail)	1,050	51,513
Horace Mann Educators Corp. (Insurance)	3,045	104,139
Hornbeck Offshore Services, Inc.* (Transportation)	2,310	43,452
Hub Group, Inc.* - Class A (Transportation)	2,520	99,010
ICU Medical, Inc.* (Healthcare - Products)	420	39,119
II-VI, Inc.* (Electronics)	3,780	69,779
Independent Bank Corp. (Banks)	1,155	50,670
Infinity Property & Casualty Corp. (Insurance)	840	68,922
Innophos Holdings, Inc. (Chemicals)	840	47,342
Insight Enterprises, Inc.* (Computers)	2,940	83,849
Insperity, Inc. (Commercial Services)	1,680	87,847
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	945	58,259
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,260	41,101
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,305	146,455
Interactive Intelligence Group, Inc.* (Software)	525	21,620
Interface, Inc. (Office Furnishings)	4,935	102,549
Interval Leisure Group, Inc. (Leisure Time)	1,365	35,777
Intrepid Potash, Inc.* (Chemicals)	4,095	47,297
Invacare Corp. (Healthcare - Products)	2,100	40,761
Investment Technology Group, Inc.* (Diversified Financial Services)	2,520	76,381
ION Geophysical Corp.* (Oil & Gas Services)	9,450	20,507
IPC The Hospitalist Co.* (Healthcare - Services)	1,260	58,766
Iridium Communications, Inc.* (Telecommunications)	3,780	36,703
iRobot Corp.* (Home Furnishings)	1,050	34,262
Ixia* (Telecommunications)	2,835	34,389
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,260	45,007
Kaiser Aluminum Corp. (Mining)	1,260	96,882
Kaman Corp. - Class A (Aerospace/Defense)	1,995	84,648
Kelly Services, Inc. - Class A (Commercial Services)	2,205	38,455
Kindred Healthcare, Inc. (Healthcare - Services)	5,880	139,885
Kirkland’s, Inc.* (Retail)	1,050	24,938
Kite Realty Group Trust (REIT)	6,195	174,512
Kopin Corp.* (Semiconductors)	2,730	9,610
Koppers Holdings, Inc. (Chemicals)	1,470	28,930
Korn/Ferry International (Commercial Services)	1,995	65,576
Kraton Performance Polymers, Inc.* (Chemicals)	2,310	46,685
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,670	88,622
Laclede Group, Inc. (Gas)	3,150	161,343
Landauer, Inc. (Commercial Services)	315	11,069
La-Z-Boy, Inc. (Home Furnishings)	3,780	106,255
LegacyTexas Financial Group, Inc. (Banks)	1,470	33,413
Lexington Realty Trust (REIT)	5,880	57,800
LHC Group, Inc.* (Healthcare - Services)	945	31,213
Lindsay Manufacturing Co. (Machinery-Diversified)	315	24,019
Liquidity Services, Inc.* (Internet)	1,785	17,636
Lithia Motors, Inc. - Class A (Retail)	840	83,504
Littelfuse, Inc. (Electrical Components & Equipment)	630	62,616
LivePerson, Inc.* (Software)	1,260	12,896
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,470	60,755
LTC Properties, Inc. (REIT)	1,050	48,300
Lumber Liquidators Holdings, Inc.* (Retail)	945	29,087
Luminex Corp.* (Healthcare - Products)	1,155	18,480
Lumos Networks Corp. (Telecommunications)	1,470	22,432
M/I Schottenstein Homes, Inc.* (Home Builders)	1,785	42,554
Magellan Health Services, Inc.* (Healthcare - Services)	1,995	141,286
ManTech International Corp. - Class A (Software)	1,785	60,583
Marcus Corp. (Lodging)	1,365	29,061
MarineMax, Inc.* (Retail)	840	22,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MarketAxess Holdings, Inc. (Diversified Financial Services)	945	$78,341
Masimo Corp.* (Healthcare - Products)	1,365	45,018
Materion Corp. (Mining)	1,470	56,492
Matrix Service Co.* (Oil & Gas Services)	1,995	35,032
Matthews International Corp. - Class A (Commercial Services)	1,155	59,494
Meadowbrook Insurance Group, Inc. (Insurance)	3,465	29,453
MedAssets, Inc.* (Software)	1,995	37,546
Medidata Solutions, Inc.* (Software)	1,575	77,238
Medifast, Inc.* (Commercial Services)	420	12,587
Mercury Computer Systems, Inc.* (Computers)	2,415	37,553
Meridian Bioscience, Inc. (Healthcare - Products)	1,680	32,054
Merit Medical Systems, Inc.* (Healthcare - Products)	3,255	62,659
Micrel, Inc. (Semiconductors)	1,155	17,417
Microsemi Corp.* (Semiconductors)	2,835	100,358
MKS Instruments, Inc. (Semiconductors)	2,205	74,551
Mobile Mini, Inc. (Storage/Warehousing)	1,680	71,635
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,890	28,728
Monarch Casino & Resort, Inc.* (Lodging)	420	8,039
Monotype Imaging Holdings, Inc. (Software)	1,155	37,699
Monro Muffler Brake, Inc. (Commercial Services)	945	61,473
Monster Worldwide, Inc.* (Commercial Services)	6,720	42,605
Montpelier Re Holdings, Ltd. (Insurance)	1,260	48,434
Moog, Inc.* - Class A (Aerospace/Defense)	1,680	126,083
Movado Group, Inc. (Retail)	1,365	38,930
MTS Systems Corp. (Computers)	525	39,716
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,415	87,254
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,785	31,291
Nanometrics, Inc.* (Semiconductors)	1,155	19,427
National Penn Bancshares, Inc. (Banks)	10,290	110,823
National Presto Industries, Inc. (Aerospace/Defense)	315	19,968
Navigant Consulting Co.* (Commercial Services)	3,570	46,267
NBT Bancorp, Inc. (Banks)	3,255	81,570
Neogen Corp.* (Pharmaceuticals)	1,050	49,067
NETGEAR, Inc.* (Telecommunications)	2,520	82,858
New Jersey Resources Corp. (Gas)	3,255	101,100
Newpark Resources, Inc.* (Oil & Gas Services)	6,195	56,436
Newport Corp.* (Electronics)	2,940	56,036
NIC, Inc. (Internet)	1,680	29,686
Northern Oil & Gas, Inc.* (Oil & Gas)	4,200	32,382
Northwest Bancshares, Inc. (Savings & Loans)	6,930	82,121
Northwest Natural Gas Co. (Gas)	1,995	95,660
NorthWestern Corp. (Electric)	1,785	96,015
Nutrisystem, Inc. (Commercial Services)	1,155	23,077
NuVasive, Inc.* (Healthcare - Products)	1,470	67,605
OFG Bancorp (Banks)	3,255	53,122
Old National Bancorp (Banks)	7,980	113,236
Olympic Steel, Inc. (Metal Fabricate/Hardware)	630	8,480
OM Group, Inc. (Chemicals)	2,205	66,216
Orion Marine Group, Inc.* (Engineering & Construction)	1,155	10,233
Oritani Financial Corp. (Savings & Loans)	1,260	18,333
OSI Systems, Inc.* (Electronics)	735	54,581
Oxford Industries, Inc. (Apparel)	525	39,611
Paragon Offshore PLC (Oil & Gas)	6,195	8,054
Park Electrochemical Corp. (Electronics)	840	18,110
Parkway Properties, Inc. (REIT)	2,730	47,366
PDC Energy, Inc.* (Oil & Gas)	2,940	158,877
Penn Virginia Corp.* (Oil & Gas)	5,250	34,020
Pennsylvania REIT (REIT)	1,890	43,905
Perficient, Inc.* (Internet)	1,260	26,069
Pericom Semiconductor Corp. (Semiconductors)	630	9,746
Perry Ellis International, Inc.* (Apparel)	840	19,454
PetMed Express, Inc. (Retail)	1,470	24,284
PharMerica Corp.* (Pharmaceuticals)	2,205	62,158
Piedmont Natural Gas Co., Inc. (Gas)	3,150	116,267
Pioneer Energy Services Corp.* (Oil & Gas Services)	4,725	25,610
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	630	33,050
Plexus Corp.* (Electronics)	2,520	102,740
Powell Industries, Inc. (Electrical Components & Equipment)	735	24,821
Power Integrations, Inc. (Semiconductors)	1,050	54,684
ProAssurance Corp. (Insurance)	4,095	188,000
Progress Software Corp.* (Software)	1,680	45,646
Providence Service Corp.* (Commercial Services)	420	22,311
Provident Financial Services, Inc. (Savings & Loans)	3,990	74,414
PS Business Parks, Inc. (REIT)	525	43,596
QLogic Corp.* (Semiconductors)	6,405	94,410
Quaker Chemical Corp. (Chemicals)	525	44,961
Quality Systems, Inc. (Software)	1,995	31,880
Quanex Building Products Corp. (Building Materials)	2,520	49,745
Quiksilver, Inc.* (Apparel)	9,135	16,900
QuinStreet, Inc.* (Internet)	1,890	11,246
Rayonier Advanced Materials, Inc. (Chemicals)	3,150	46,935
Red Robin Gourmet Burgers, Inc.* (Retail)	1,050	91,350
Regis Corp.* (Retail)	3,255	53,252
Republic Airways Holdings, Inc.* (Airlines)	2,835	38,981
Resources Connection, Inc. (Commercial Services)	2,730	47,775
Rex Energy Corp.* (Oil & Gas)	3,675	13,671
RLI Corp. (Insurance)	1,575	82,546
Roadrunner Transportation Systems, Inc.* (Transportation)	1,995	50,414
Rofin-Sinar Technologies, Inc.* (Electronics)	2,100	50,883
Rogers Corp.* (Electronics)	735	60,424
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,310	82,952
Ruby Tuesday, Inc.* (Retail)	4,515	27,135
Rudolph Technologies, Inc.* (Semiconductors)	2,415	26,613

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ruth’s Hospitality Group, Inc. (Retail)	1,365	$21,676
S&T Bancorp, Inc. (Banks)	2,100	59,598
Safety Insurance Group, Inc. (Insurance)	945	56,464
Sanderson Farms, Inc. (Food)	735	58,543
Sanmina Corp.* (Electronics)	6,090	147,317
ScanSource, Inc.* (Distribution/Wholesale)	2,100	85,365
Scholastic Corp. (Media)	1,995	81,675
Schulman (A.), Inc. (Chemicals)	2,100	101,220
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,205	101,694
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,260	87,784
Select Medical Holdings Corp. (Healthcare - Services)	3,150	46,715
Selective Insurance Group, Inc. (Insurance)	4,200	122,010
Seneca Foods Corp.* - Class A (Food)	525	15,650
Simmons First National Corp. - Class A (Banks)	525	23,872
Simpson Manufacturing Co., Inc. (Building Materials)	1,680	62,782
Sizmek, Inc.* (Advertising)	1,680	12,197
SkyWest, Inc. (Airlines)	3,780	55,226
Sonic Automotive, Inc. - Class A (Retail)	2,415	60,134
South Jersey Industries, Inc. (Gas)	2,520	136,786
Southside Bancshares, Inc. (Banks)	840	24,100
Southwest Gas Corp. (Gas)	3,465	201,558
SpartanNash Co. (Food)	2,835	89,473
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,520	15,296
Spok Holdings, Inc. (Telecommunications)	1,575	30,193
Stage Stores, Inc. (Retail)	2,310	52,945
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,575	66,560
Standex International Corp. (Miscellaneous Manufacturing)	315	25,871
Stein Mart, Inc. (Retail)	2,100	26,145
Stepan Co. (Chemicals)	1,365	56,866
Sterling Bancorp (Savings & Loans)	6,615	88,707
Steven Madden, Ltd.* (Apparel)	1,575	59,850
Stewart Information Services Corp. (Insurance)	1,575	64,008
Stillwater Mining Co.* (Mining)	4,935	63,760
Stone Energy Corp.* (Oil & Gas)	4,095	60,115
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	630	31,267
Summit Hotel Properties, Inc. (REIT)	3,045	42,843
SunCoke Energy, Inc. (Coal)	4,935	73,729
Superior Industries International, Inc. (Auto Parts & Equipment)	1,680	31,802
SurModics, Inc.* (Healthcare - Products)	420	10,933
Susquehanna Bancshares, Inc. (Banks)	13,440	184,261
Swift Energy Co.* (Oil & Gas)	3,255	7,031
Sykes Enterprises, Inc.* (Computers)	2,835	70,450
SYNNEX Corp. (Software)	2,100	162,225
Talmer Bancorp, Inc. - Class A (Banks)	1,785	27,337
Tangoe, Inc.* (Software)	1,575	21,735
TeleTech Holdings, Inc. (Computers)	1,260	32,067
Tennant Co. (Machinery-Diversified)	630	41,183
Tesco Corp. (Oil & Gas Services)	2,625	29,846
TETRA Tech, Inc. (Environmental Control)	4,515	108,450
TETRA Technologies, Inc.* (Oil & Gas Services)	5,880	36,338
Texas Capital Bancshares, Inc.* (Banks)	1,050	51,083
The Andersons, Inc. (Agriculture)	1,995	82,533
The Brink’s Co. (Commercial Services)	3,570	98,639
The Buckle, Inc. (Retail)	1,050	53,645
The Cato Corp. - Class A (Retail)	945	37,422
The Children’s Place Retail Stores, Inc. (Retail)	1,575	101,099
The Finish Line, Inc. - Class A (Retail)	1,680	41,194
The Geo Group, Inc. (REIT)	2,415	105,632
The Medicines Co.* (Biotechnology)	2,835	79,437
The Men’s Wearhouse, Inc. (Retail)	3,360	175,391
The Navigators Group, Inc.* (Insurance)	840	65,386
The Pep Boys - Manny, Moe & Jack* (Retail)	3,990	38,384
Titan International, Inc. (Auto Parts & Equipment)	3,990	37,346
Tompkins Financial Corp. (Banks)	840	45,234
Tredegar Corp. (Miscellaneous Manufacturing)	1,890	38,008
TrueBlue, Inc.* (Commercial Services)	3,045	74,146
TrustCo Bank Corp. (Banks)	7,035	48,401
TTM Technologies, Inc.* (Electronics)	3,990	35,950
UIL Holdings Corp. (Electric)	4,200	215,964
Ultratech Stepper, Inc.* (Semiconductors)	1,365	23,669
UMB Financial Corp. (Banks)	2,835	149,943
Unifi, Inc.* (Apparel)	1,050	37,895
UniFirst Corp. (Textiles)	630	74,145
United Bankshares, Inc. (Banks)	2,835	106,539
United Community Banks, Inc. (Banks)	3,360	63,437
United Fire Group, Inc. (Insurance)	1,575	50,037
United Insurance Holdings Corp. (Insurance)	315	7,088
United Stationers, Inc. (Distribution/Wholesale)	2,835	116,207
Universal Corp. (Agriculture)	1,680	79,229
Universal Forest Products, Inc. (Building Materials)	1,470	81,555
Universal Technical Institute, Inc. (Commercial Services)	1,575	15,120
Urstadt Biddle Properties - Class A (REIT)	840	19,370
UTI Worldwide, Inc.* (Transportation)	6,720	82,656
Vascular Solutions, Inc.* (Healthcare - Products)	315	9,551
Veeco Instruments, Inc.* (Semiconductors)	1,680	51,324
Veritiv Corp.* (Forest Products & Paper)	630	27,802
Viad Corp. (Commercial Services)	1,470	40,895
Vicor Corp.* (Electrical Components & Equipment)	630	9,576
Virtus Investment Partners, Inc. (Diversified Financial Services)	210	27,462
Vitamin Shoppe, Inc.* (Retail)	1,260	51,899
VOXX International Corp.* (Home Furnishings)	1,470	13,465
WageWorks, Inc.* (Diversified Financial Services)	1,260	67,195
Watts Water Technologies, Inc. - Class A (Electronics)	1,155	63,560
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,415	23,015
WD-40 Co. (Household Products/Wares)	420	37,187

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,205	$132,762
Westamerica Bancorp (Banks)	1,155	49,908
Wilshire Bancorp, Inc. (Banks)	5,145	51,296
Wintrust Financial Corp. (Banks)	3,465	165,211
World Acceptance Corp.* (Diversified Financial Services)	315	22,970
XO Group, Inc.* (Internet)	840	14,843
Zep, Inc. (Chemicals)	1,680	28,610
TOTAL COMMON STOCKS (Cost $19,555,873)		25,425,759
TOTAL INVESTMENT SECURITIES (Cost $19,555,873) - 100.3%		25,425,759
Net other assets (liabilities) - (0.3)%		(83,237)

NET ASSETS - 100.0%		$25,342,522

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$36,767	0.1%
Aerospace/Defense	496,681	2.0%
Agriculture	161,762	0.6%
Airlines	94,207	0.4%
Apparel	241,913	0.9%
Auto Parts & Equipment	172,274	0.6%
Banks	2,405,408	9.3%
Biotechnology	196,174	0.8%
Building Materials	381,915	1.5%
Chemicals	720,431	3.0%
Coal	115,649	0.5%
Commercial Services	1,085,383	4.2%
Computers	524,976	2.0%
Cosmetics/Personal Care	41,101	0.2%
Distribution/Wholesale	201,572	0.8%
Diversified Financial Services	670,130	2.7%
Electric	729,791	2.9%
Electrical Components & Equipment	492,077	1.9%
Electronics	1,169,624	4.7%
Energy-Alternate Sources	89,200	0.4%
Engineering & Construction	425,389	1.7%
Environmental Control	108,450	0.4%
Food	424,129	1.7%
Forest Products & Paper	287,227	1.1%
Gas	812,714	3.2%
Hand/Machine Tools	60,071	0.2%
Healthcare - Products	939,537	3.7%
Healthcare - Services	698,876	2.8%
Home Builders	42,554	0.2%
Home Furnishings	255,243	1.1%
Household Products/Wares	70,640	0.3%
Insurance	1,072,582	4.2%
Internet	201,036	0.9%
Iron/Steel	58,669	0.2%
Leisure Time	124,134	0.5%
Lodging	119,105	0.5%
Machinery - Construction & Mining	58,531	0.2%
Machinery-Diversified	359,853	1.4%
Media	81,675	0.3%
Metal Fabricate/Hardware	294,363	1.1%
Mining	262,826	1.0%
Miscellaneous Manufacturing	624,605	2.5%
Office Furnishings	102,549	0.4%
Oil & Gas	419,852	1.7%
Oil & Gas Services	751,961	2.9%
Pharmaceuticals	111,225	0.4%
Real Estate	39,740	0.2%
REIT	1,157,545	4.7%
Retail	2,201,380	8.6%
Savings & Loans	409,761	1.6%
Semiconductors	847,395	3.3%
Software	712,824	2.8%
Storage/Warehousing	71,635	0.3%
Telecommunications	610,796	2.4%
Textiles	127,455	0.5%
Transportation	410,512	1.6%
Water	41,885	0.2%
Other**	(83,237)	(0.3)%
Total	$25,342,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
8x8, Inc.* (Internet)	4,716	$39,614
AAON, Inc. (Building Materials)	4,716	115,683
Abaxis, Inc. (Healthcare - Products)	2,358	151,171
ABIOMED, Inc.* (Healthcare - Products)	4,323	309,439
Acadia Realty Trust (REIT)	5,109	178,202
Aceto Corp. (Chemicals)	1,572	34,584
Acorda Therapeutics, Inc.* (Biotechnology)	3,144	104,632
Affymetrix, Inc.* (Healthcare - Products)	8,646	108,594
Agilysys, Inc.* (Computers)	786	7,734
Agree Realty Corp. (REIT)	1,179	38,872
Air Methods Corp.* (Healthcare - Services)	2,358	109,859
Albany International Corp. - Class A (Machinery-Diversified)	1,572	62,487
Albany Molecular Research, Inc.* (Commercial Services)	2,751	48,418
Allegiant Travel Co. (Airlines)	1,572	302,280
Amedisys, Inc.* (Healthcare - Services)	1,965	52,623
American Assets Trust, Inc. (REIT)	4,323	187,099
American Equity Investment Life Holding Co. (Insurance)	4,323	125,928
American Public Education, Inc.* (Commercial Services)	786	23,564
American States Water Co. (Water)	2,751	109,737
American Woodmark Corp.* (Home Furnishings)	1,179	64,527
Amerisafe, Inc. (Insurance)	1,179	54,529
AMN Healthcare Services, Inc.* (Commercial Services)	5,502	126,931
AmSurg Corp.* (Healthcare - Services)	3,537	217,596
ANI Pharmaceuticals, Inc.* (Biotechnology)	786	49,164
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,572	64,719
Apogee Enterprises, Inc. (Building Materials)	3,537	152,799
Approach Resources, Inc.* (Oil & Gas)	1,965	12,949
ArcBest Corp. (Transportation)	2,751	104,235
Associated Estates Realty Corp. (REIT)	6,681	164,887
Aviv REIT, Inc. (REIT)	1,572	57,378
AZZ, Inc. (Miscellaneous Manufacturing)	3,144	146,479
B of I Holdings, Inc.* (Savings & Loans)	1,572	146,259
B&G Foods, Inc. - Class A (Food)	3,144	92,528
Badger Meter, Inc. (Electronics)	1,179	70,669
Balchem Corp. (Chemicals)	3,537	195,879
Bank Mutual Corp. (Savings & Loans)	5,109	37,398
Bank of the Ozarks, Inc. (Banks)	8,253	304,782
Banner Corp. (Banks)	1,179	54,116
Bel Fuse, Inc. - Class B (Electronics)	1,179	22,436
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,572	55,397
BJ’s Restaurants, Inc.* (Retail)	2,358	118,961
Blackbaud, Inc. (Software)	5,502	260,685
Blue Nile, Inc.* (Internet)	786	25,026
Bob Evans Farms, Inc. (Retail)	1,179	54,541
Boise Cascade Co.* (Building Materials)	2,358	88,331
Bonanza Creek Energy, Inc.* (Oil & Gas)	2,751	67,840
Boston Private Financial Holdings, Inc. (Banks)	9,825	119,374
Bottomline Technologies, Inc.* (Software)	1,965	53,782
Brookline Bancorp, Inc. (Savings & Loans)	3,930	39,496
Brown Shoe Co., Inc. (Retail)	2,358	77,342
Cabot Microelectronics Corp.* (Semiconductors)	1,179	58,915
Calamp Corp.* (Telecommunications)	2,751	44,538
Calavo Growers, Inc. (Food)	1,965	101,040
Calgon Carbon Corp. (Chemicals)	2,751	57,964
Cal-Maine Foods, Inc. (Food)	3,537	138,155
Cambrex Corp.* (Biotechnology)	3,537	140,172
Cantel Medical Corp. (Healthcare - Products)	4,323	205,343
Capella Education Co. (Commercial Services)	786	50,996
Cardinal Financial Corp. (Banks)	1,965	39,261
Cardtronics, Inc.* (Commercial Services)	5,109	192,097
CareTrust REIT, Inc. (REIT)	3,144	42,633
Carrizo Oil & Gas, Inc.* (Oil & Gas)	5,502	273,175
Cedar Realty Trust, Inc. (REIT)	5,895	44,154
Century Aluminum Co.* (Mining)	5,895	81,351
CEVA, Inc.* (Semiconductors)	1,179	25,136
Chemed Corp. (Healthcare - Services)	1,965	234,621
Chesapeake Lodging Trust (REIT)	6,288	212,723
Christopher & Banks Corp.* (Retail)	1,965	10,925
Cincinnati Bell, Inc.* (Telecommunications)	14,148	49,942
Cirrus Logic, Inc.* (Semiconductors)	4,323	143,783
Clearwater Paper Corp.* (Forest Products & Paper)	1,179	76,989
Columbia Banking System, Inc. (Banks)	2,751	79,696
Computer Programs & Systems, Inc. (Software)	786	42,648
comScore, Inc.* (Internet)	3,930	201,216
Comtech Telecommunications Corp. (Telecommunications)	786	22,755
CONMED Corp. (Healthcare - Products)	1,572	79,370
Consolidated Communications Holdings, Inc. (Telecommunications)	5,502	112,241
CoreSite Realty Corp. (REIT)	2,358	114,787
CorVel Corp.* (Commercial Services)	393	13,523
Cousins Properties, Inc. (REIT)	23,973	254,114
Cracker Barrel Old Country Store, Inc. (Retail)	1,572	239,164
Cross Country Healthcare, Inc.* (Commercial Services)	1,572	18,644
CryoLife, Inc. (Healthcare - Products)	1,572	16,302
Curtiss-Wright Corp. (Aerospace/Defense)	5,502	406,817
CVB Financial Corp. (Banks)	5,109	81,438
Cyberonics, Inc.* (Healthcare - Products)	1,965	127,568
Cynosure, Inc.* - Class A (Healthcare - Products)	2,358	72,320
DealerTrack Holdings, Inc.* (Software)	5,109	196,799
Deltic Timber Corp. (Forest Products & Paper)	1,179	78,109
DepoMed, Inc.* (Pharmaceuticals)	7,074	158,528

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diamond Foods, Inc.* (Food)	1,572	$51,200
DiamondRock Hospitality Co. (REIT)	23,580	333,185
Dice Holdings, Inc.* (Internet)	4,323	38,561
DineEquity, Inc. (Retail)	1,179	126,165
Diodes, Inc.* (Semiconductors)	2,751	78,569
Dorman Products, Inc.* (Auto Parts & Equipment)	2,358	117,311
Drew Industries, Inc. (Building Materials)	1,572	96,741
DSP Group, Inc.* (Semiconductors)	1,179	14,124
DTS, Inc.* (Home Furnishings)	1,965	66,948
Dycom Industries, Inc.* (Engineering & Construction)	1,965	95,971
EastGroup Properties, Inc. (REIT)	2,358	141,810
Ebix, Inc. (Software)	1,572	47,757
Education Realty Trust, Inc. (REIT)	5,502	194,661
eHealth, Inc.* (Insurance)	1,179	11,059
Electro Scientific Industries, Inc. (Electronics)	786	4,857
Electronics for Imaging, Inc.* (Computers)	5,502	229,709
Emergent Biosolutions, Inc.* (Biotechnology)	2,358	67,816
Encore Capital Group, Inc.* (Diversified Financial Services)	1,572	65,379
Enova International, Inc.* (Diversified Financial Services)	3,144	61,905
EnPro Industries, Inc. (Miscellaneous Manufacturing)	1,572	103,673
Entropic Communications, Inc.* (Semiconductors)	3,144	9,306
EPIQ Systems, Inc. (Software)	1,965	35,232
EPR Properties (REIT)	3,537	212,326
Era Group, Inc.* (Transportation)	1,179	24,570
ESCO Technologies, Inc. (Electronics)	1,179	45,957
Evercore Partners, Inc. - Class A (Diversified Financial Services)	2,358	121,814
ExamWorks Group, Inc.* (Commercial Services)	3,930	163,567
Exar Corp.* (Semiconductors)	2,358	23,698
ExlService Holdings, Inc.* (Computers)	2,358	87,718
Exponent, Inc. (Engineering & Construction)	786	69,875
FARO Technologies, Inc.* (Electronics)	1,179	73,251
Federal Signal Corp. (Miscellaneous Manufacturing)	3,930	62,055
Financial Engines, Inc. (Diversified Financial Services)	3,537	147,953
First Cash Financial Services, Inc.* (Retail)	1,965	91,412
First Commonwealth Financial Corp. (Banks)	4,323	38,907
First Financial Bankshares, Inc. (Banks)	4,323	119,488
First Midwest Bancorp, Inc. (Banks)	9,039	157,007
Flotek Industries, Inc.* (Oil & Gas Services)	5,895	86,892
Forrester Research, Inc. (Commercial Services)	786	28,909
Forward Air Corp. (Transportation)	3,537	192,059
Francesca’s Holdings Corp.* (Retail)	5,109	90,940
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,965	74,945
Franklin Street Properties Corp. (REIT)	5,109	65,497
FTD Cos., Inc.* (Internet)	1,179	35,299
Fuller (H.B.) Co. (Chemicals)	2,358	101,087
G & K Services, Inc. - Class A (Textiles)	1,179	85,513
GenCorp, Inc.* (Aerospace/Defense)	3,537	82,023
General Communication, Inc.* - Class A (Telecommunications)	3,537	55,743
G-III Apparel Group, Ltd.* (Apparel)	2,358	265,629
Glacier Bancorp, Inc. (Banks)	8,646	217,447
Globe Specialty Metals, Inc. (Mining)	3,537	66,920
Greatbatch, Inc.* (Healthcare - Products)	1,965	113,675
Green Dot Corp.* - Class A (Commercial Services)	1,965	31,283
Greenhill & Co., Inc. (Diversified Financial Services)	1,572	62,330
Group 1 Automotive, Inc. (Retail)	1,179	101,783
Haemonetics Corp.* (Healthcare - Products)	3,144	141,228
HCI Group, Inc. (Insurance)	1,179	54,081
Headwaters, Inc.* (Building Materials)	8,646	158,568
Healthcare Realty Trust, Inc. (REIT)	11,790	327,526
Healthcare Services Group, Inc. (Commercial Services)	8,253	265,169
HealthStream, Inc.* (Internet)	2,358	59,422
Heartland Express, Inc. (Transportation)	6,288	149,403
Heartland Payment Systems, Inc. (Commercial Services)	2,751	128,884
Helen of Troy, Ltd.* (Household Products/Wares)	3,144	256,205
HFF, Inc. - Class A (Real Estate)	3,930	147,532
Hibbett Sports, Inc.* (Retail)	1,179	57,842
Hillenbrand, Inc. (Miscellaneous Manufacturing)	7,467	230,506
Home Bancshares, Inc. (Banks)	6,681	226,419
Iconix Brand Group, Inc.* (Apparel)	5,502	185,252
ICU Medical, Inc.* (Healthcare - Products)	1,179	109,812
iGATE Corp.* (Computers)	4,323	184,419
Impax Laboratories, Inc.* (Pharmaceuticals)	7,860	368,399
Independent Bank Corp. (Banks)	1,179	51,723
Inland Real Estate Corp. (REIT)	10,218	109,230
Innophos Holdings, Inc. (Chemicals)	1,179	66,448
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,572	96,914
Interactive Intelligence Group, Inc.* (Software)	1,179	48,551
Interval Leisure Group, Inc. (Leisure Time)	2,358	61,803
Iridium Communications, Inc.* (Telecommunications)	3,144	30,528
iRobot Corp.* (Home Furnishings)	1,965	64,118
Ixia* (Telecommunications)	2,358	28,603
J & J Snack Foods Corp. (Food)	1,572	167,733
j2 Global, Inc. (Internet)	5,502	361,372
Jack in the Box, Inc. (Retail)	4,323	414,661
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,572	56,152
KapStone Paper & Packaging Corp. (Packaging & Containers)	9,825	322,653
Knight Transportation, Inc. (Transportation)	7,074	228,136
Kopin Corp.* (Semiconductors)	2,751	9,684
Korn/Ferry International (Commercial Services)	2,751	90,425
Landauer, Inc. (Commercial Services)	393	13,810
Lannett Co., Inc.* (Pharmaceuticals)	3,144	212,880

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LegacyTexas Financial Group, Inc. (Banks)	1,965	$44,664
Lexington Realty Trust (REIT)	15,327	150,664
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,965	151,521
Lindsay Manufacturing Co. (Machinery-Diversified)	786	59,933
Lithia Motors, Inc. - Class A (Retail)	1,572	156,273
Littelfuse, Inc. (Electrical Components & Equipment)	1,572	156,241
LivePerson, Inc.* (Software)	3,930	40,224
LogMeIn, Inc.* (Telecommunications)	2,751	154,028
LTC Properties, Inc. (REIT)	2,358	108,468
Lumber Liquidators Holdings, Inc.* (Retail)	1,572	48,386
Luminex Corp.* (Healthcare - Products)	2,751	44,016
Lydall, Inc.* (Miscellaneous Manufacturing)	1,965	62,330
Manhattan Associates, Inc.* (Computers)	8,646	437,573
MarineMax, Inc.* (Retail)	1,572	41,674
MarketAxess Holdings, Inc. (Diversified Financial Services)	2,751	228,058
Marriott Vacations Worldwide Corp. (Entertainment)	3,144	254,821
Masimo Corp.* (Healthcare - Products)	3,537	116,650
Matson, Inc. (Transportation)	5,109	215,395
Matthews International Corp. - Class A (Commercial Services)	1,572	80,974
MB Financial, Inc. (Banks)	7,467	233,792
MedAssets, Inc.* (Software)	3,930	73,963
Medical Properties Trust, Inc. (REIT)	24,366	359,155
Medidata Solutions, Inc.* (Software)	3,930	192,727
Medifast, Inc.* (Commercial Services)	786	23,556
Meridian Bioscience, Inc. (Healthcare - Products)	2,358	44,991
Meritage Homes Corp.* (Home Builders)	4,323	210,271
Methode Electronics, Inc. (Electronics)	4,323	203,354
Micrel, Inc. (Semiconductors)	3,144	47,412
Microsemi Corp.* (Semiconductors)	6,681	236,506
MicroStrategy, Inc.* - Class A (Software)	1,179	199,475
MKS Instruments, Inc. (Semiconductors)	2,751	93,011
Mobile Mini, Inc. (Storage/Warehousing)	2,751	117,303
Molina Healthcare, Inc.* (Healthcare - Services)	3,930	264,450
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,751	41,815
Monarch Casino & Resort, Inc.* (Lodging)	393	7,522
Monolithic Power Systems, Inc. (Semiconductors)	4,323	227,606
Monotype Imaging Holdings, Inc. (Software)	2,751	89,793
Monro Muffler Brake, Inc. (Commercial Services)	2,358	153,388
Montpelier Re Holdings, Ltd. (Insurance)	2,358	90,642
Moog, Inc.* - Class A (Aerospace/Defense)	1,965	147,473
MTS Systems Corp. (Computers)	786	59,461
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,751	99,394
Nanometrics, Inc.* (Semiconductors)	1,179	19,831
Natus Medical, Inc.* (Healthcare - Products)	3,537	139,605
Neenah Paper, Inc. (Forest Products & Paper)	1,965	122,891
Neogen Corp.* (Pharmaceuticals)	2,751	128,554
NetScout Systems, Inc.* (Computers)	4,323	189,564
New Jersey Resources Corp. (Gas)	4,716	146,479
NIC, Inc. (Internet)	4,323	76,387
NorthWestern Corp. (Electric)	2,751	147,976
Nutrisystem, Inc. (Commercial Services)	1,572	31,409
NuVasive, Inc.* (Healthcare - Products)	3,144	144,593
Omnicell, Inc.* (Software)	4,323	151,737
On Assignment, Inc.* (Commercial Services)	5,502	211,112
Orion Marine Group, Inc.* (Engineering & Construction)	1,572	13,928
Oritani Financial Corp. (Savings & Loans)	2,358	34,309
OSI Systems, Inc.* (Electronics)	1,179	87,553
Outerwall, Inc. (Retail)	2,358	155,911
Oxford Industries, Inc. (Apparel)	786	59,304
Papa John’s International, Inc. (Retail)	3,537	218,622
PAREXEL International Corp.* (Commercial Services)	6,288	433,810
Park Electrochemical Corp. (Electronics)	1,179	25,419
Parkway Properties, Inc. (REIT)	5,502	95,460
Pennsylvania REIT (REIT)	5,109	118,682
Perficient, Inc.* (Internet)	1,965	40,656
Pericom Semiconductor Corp. (Semiconductors)	1,179	18,239
PetroQuest Energy, Inc.* (Oil & Gas)	6,681	15,366
PGT, Inc.* (Building Materials)	5,502	61,485
Piedmont Natural Gas Co., Inc. (Gas)	4,323	159,563
Pinnacle Entertainment, Inc.* (Entertainment)	7,074	255,300
Pinnacle Financial Partners, Inc. (Banks)	3,930	174,728
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,179	61,850
Pool Corp. (Distribution/Wholesale)	5,109	356,404
Popeyes Louisiana Kitchen, Inc.* (Retail)	2,751	164,565
Post Properties, Inc. (REIT)	6,288	357,976
Power Integrations, Inc. (Semiconductors)	1,965	102,337
PRA Group, Inc.* (Diversified Financial Services)	5,502	298,869
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	6,288	269,692
PrivateBancorp, Inc. (Banks)	8,253	290,257
Progress Software Corp.* (Software)	3,144	85,422
Providence Service Corp.* (Commercial Services)	786	41,752
PS Business Parks, Inc. (REIT)	1,572	130,539
Quaker Chemical Corp. (Chemicals)	786	67,313
Quality Systems, Inc. (Software)	1,965	31,401
QuinStreet, Inc.* (Internet)	1,179	7,015
Repligen Corp.* (Biotechnology)	3,537	107,383
Republic Airways Holdings, Inc.* (Airlines)	1,572	21,615
Retail Opportunity Investments Corp. (REIT)	11,004	201,373
RLI Corp. (Insurance)	1,965	102,985
Rogers Corp.* (Electronics)	1,179	96,926
Ruth’s Hospitality Group, Inc. (Retail)	1,965	31,204
Sabra Health Care REIT, Inc. (REIT)	7,074	234,504
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	2,751	63,961
Saia, Inc.* (Transportation)	2,751	121,869
Sanderson Farms, Inc. (Food)	1,179	93,907
Saul Centers, Inc. (REIT)	1,179	67,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Scientific Games Corp.* - Class A (Entertainment)	5,895	$61,721
Select Comfort Corp.* (Home Furnishings)	6,288	216,747
Select Medical Holdings Corp. (Healthcare - Services)	6,288	93,251
Simmons First National Corp. - Class A (Banks)	1,179	53,609
Simpson Manufacturing Co., Inc. (Building Materials)	2,358	88,118
Skechers U.S.A., Inc.* - Class A (Apparel)	4,716	339,128
Snyders-Lance, Inc. (Food)	6,288	200,965
Sonic Corp. (Retail)	5,895	186,872
Southside Bancshares, Inc. (Banks)	1,179	33,826
Sovran Self Storage, Inc. (REIT)	4,323	406,104
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,751	16,699
Stamps.com, Inc.* (Internet)	1,572	105,780
Standard Pacific Corp.* (Home Builders)	17,292	155,628
Standex International Corp. (Miscellaneous Manufacturing)	786	64,554
Steven Madden, Ltd.* (Apparel)	3,930	149,340
Stillwater Mining Co.* (Mining)	6,288	81,241
Strayer Education, Inc.* (Commercial Services)	1,179	62,970
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,179	58,514
Summit Hotel Properties, Inc. (REIT)	5,109	71,884
Super Micro Computer, Inc.* (Computers)	4,323	143,567
SurModics, Inc.* (Healthcare - Products)	786	20,460
Synaptics, Inc.* (Computers)	4,323	351,482
Synchronoss Technologies, Inc.* (Software)	4,323	205,170
Synergy Resources Corp.* (Oil & Gas)	10,611	125,741
Take-Two Interactive Software, Inc.* (Software)	9,825	250,095
Talmer Bancorp, Inc. - Class A (Banks)	3,930	60,188
Tangoe, Inc.* (Software)	1,965	27,117
TASER International, Inc.* (Electronics)	6,288	151,605
Tennant Co. (Machinery-Diversified)	1,179	77,071
Tessera Technologies, Inc. (Semiconductors)	5,502	221,621
Texas Capital Bancshares, Inc.* (Banks)	3,537	172,075
Texas Roadhouse, Inc. - Class A (Retail)	7,467	272,022
The Buckle, Inc. (Retail)	1,572	80,313
The Cato Corp. - Class A (Retail)	1,572	62,251
The E.W. Scripps Co.* - Class A (Media)	6,288	160,973
The Ensign Group, Inc. (Healthcare - Services)	2,751	128,912
The Finish Line, Inc. - Class A (Retail)	2,751	67,455
The Geo Group, Inc. (REIT)	4,716	206,278
The Medicines Co.* (Biotechnology)	3,144	88,095
The Ryland Group, Inc. (Home Builders)	5,502	268,168
Toro Co. (Housewares)	6,681	468,472
Tuesday Morning Corp.* (Retail)	5,109	82,255
U.S. Silica Holdings, Inc. (Mining)	6,288	223,916
Ultratech Stepper, Inc.* (Semiconductors)	1,179	20,444
UniFirst Corp. (Textiles)	786	92,504
United Bankshares, Inc. (Banks)	3,144	118,152
United Insurance Holdings Corp. (Insurance)	1,179	26,528
Universal Electronics, Inc.* (Home Furnishings)	1,965	110,905
Universal Health Realty Income Trust (REIT)	1,572	88,425
Universal Insurance Holdings, Inc. (Insurance)	3,537	90,512
Urstadt Biddle Properties - Class A (REIT)	1,965	45,313
US Ecology, Inc. (Environmental Control)	2,358	117,829
VASCO Data Security International, Inc.* (Internet)	3,537	76,187
Vascular Solutions, Inc.* (Healthcare - Products)	1,572	47,663
Veeco Instruments, Inc.* (Semiconductors)	1,965	60,031
ViaSat, Inc.* (Telecommunications)	5,109	304,548
Vicor Corp.* (Electrical Components & Equipment)	786	11,947
Virtus Investment Partners, Inc. (Diversified Financial Services)	393	51,393
Virtusa Corp.* (Computers)	3,144	130,099
Vitamin Shoppe, Inc.* (Retail)	1,572	64,751
WageWorks, Inc.* (Diversified Financial Services)	1,965	104,793
Watts Water Technologies, Inc. - Class A (Electronics)	1,572	86,507
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,965	18,726
WD-40 Co. (Household Products/Wares)	1,179	104,389
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,109	307,613
Westamerica Bancorp (Banks)	1,179	50,945
Winnebago Industries, Inc. (Home Builders)	3,144	66,841
Wolverine World Wide, Inc. (Apparel)	12,183	407,520
World Acceptance Corp.* (Diversified Financial Services)	786	57,315
XO Group, Inc.* (Internet)	1,572	27,777
Zumiez, Inc.* (Retail)	2,358	94,910
TOTAL COMMON STOCKS (Cost $32,773,557)		42,229,913
TOTAL INVESTMENT SECURITIES (Cost $32,773,557) - 99.9%		42,229,913
Net other assets (liabilities) - 0.1%		29,752

NET ASSETS - 100.0%		$42,259,665

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$636,313	1.5%
Airlines	323,895	0.8%
Apparel	1,406,173	3.3%
Auto Parts & Equipment	117,311	0.3%
Banks	2,721,894	6.4%
Biotechnology	767,297	1.8%
Building Materials	761,725	1.8%
Chemicals	523,275	1.2%
Commercial Services	2,235,191	5.3%
Computers	1,821,326	4.2%
Distribution/Wholesale	356,404	0.8%
Diversified Financial Services	1,261,659	3.0%
Electric	147,976	0.4%
Electrical Components & Equipment	168,188	0.4%
Electronics	868,534	2.0%
Engineering & Construction	179,774	0.4%
Entertainment	571,842	1.4%
Environmental Control	117,829	0.3%
Food	845,528	2.0%
Forest Products & Paper	296,715	0.7%
Gas	306,042	0.6%
Hand/Machine Tools	74,945	0.2%
Healthcare - Products	2,397,327	5.7%
Healthcare - Services	1,156,709	2.7%
Home Builders	700,908	1.7%
Home Furnishings	523,245	1.3%
Household Products/Wares	360,594	0.8%
Housewares	468,472	1.1%
Insurance	556,264	1.4%
Internet	1,094,312	2.6%
Leisure Time	61,803	0.1%
Lodging	7,522	NM
Machinery-Diversified	199,491	0.5%
Media	160,973	0.4%
Metal Fabricate/Hardware	99,394	0.2%
Mining	453,428	1.1%
Miscellaneous Manufacturing	784,263	1.9%
Oil & Gas	495,071	1.2%
Oil & Gas Services	86,892	0.2%
Packaging & Containers	322,653	0.8%
Pharmaceuticals	1,266,733	3.0%
Real Estate	147,532	0.3%
REIT	5,321,348	12.5%
Retail	3,111,200	7.4%
Savings & Loans	257,462	0.6%
Semiconductors	1,410,253	3.4%
Software	2,032,578	4.9%
Storage/Warehousing	117,303	0.3%
Telecommunications	802,926	1.8%
Textiles	178,017	0.4%
Transportation	1,035,667	2.5%
Water	109,737	0.3%
Other**	29,752	0.1%
Total	$42,259,665	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015 :: Schedule of Portfolio Investments :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Baidu, Inc.*ADR (Internet)	4,403	$917,585
BHP Billiton PLCADR (Mining)	29,988	1,327,269
BHP Billiton, Ltd.ADR (Mining)	38,794	1,802,757
China Life Insurance Co., Ltd.ADR (Insurance)	28,084	1,855,791
China Mobile, Ltd.ADR (Telecommunications)	22,372	1,454,851
CNOOC, Ltd.ADR (Oil & Gas)	6,307	894,459
Ctrip.com International, Ltd.*ADR (Internet)	14,637	858,021
HDFC Bank, Ltd.ADR (Banks)	20,111	1,184,337
Himax Technologies, Inc.ADR (Semiconductors)	75,565	478,326
ICICI Bank, Ltd.ADR (Banks)	139,587	1,446,120
Infosys Technologies, Ltd.ADR (Computers)	30,821	1,081,201
JD.com, Inc.*ADR (Internet)	39,865	1,171,235
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	31,654	811,609
Jumei International Holding, Ltd.*ADR (Retail)	45,101	713,498
Korea Electric Power Corp.ADR (Electric)	67,116	1,375,878
LG Display Co., Ltd.*ADR (Electronics)	107,219	1,534,304
Melco Crown Entertainment, Ltd.ADR (Lodging)	29,274	628,220
Mindray Medical International, Ltd.ADR (Healthcare - Products)	23,205	634,657
Netease.com, Inc.ADR (Software)	7,378	776,903
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	31,178	691,216
PetroChina Co., Ltd.ADR (Oil & Gas)	17,493	1,945,396
POSCOADR (Iron/Steel)	12,971	708,995
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	11,662	597,094
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	80,206	1,883,237
Tata Motors, Ltd.ADR (Auto Manufacturers)	20,111	906,202
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	70,329	850,277
Vipshop Holdings, Ltd.*ADR (Internet)	36,771	1,082,538
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	18,445	715,297
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	592,263	1,095,687
YY, Inc.*ADR (Internet)	10,115	551,824
TOTAL COMMON STOCKS (Cost $17,617,057)		31,974,784

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $17,624,057) - 99.3%		31,981,784
Net other assets (liabilities) - 0.7%		213,639

NET ASSETS - 100.0%		$32,195,423

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Auto Manufacturers	$906,202	2.8%
Banks	2,630,457	8.1%
Commercial Services	1,406,513	4.4%
Computers	1,081,201	3.4%
Electric	1,375,878	4.3%
Electrical Components & Equipment	1,095,687	3.4%
Electronics	1,534,304	4.7%
Energy-Alternate Sources	1,661,886	5.2%
Healthcare - Products	634,657	2.0%
Insurance	1,855,791	5.8%
Internet	5,178,297	16.1%
Iron/Steel	708,995	2.2%
Lodging	628,220	2.0%
Mining	3,130,026	9.7%
Oil & Gas	2,839,855	8.8%
Retail	713,498	2.2%
Semiconductors	2,361,563	7.3%
Software	776,903	2.4%
Telecommunications	1,454,851	4.5%
Other**	220,639	0.7%
Total	$32,195,423	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2015:

	Value	% of Net Assets
Australia	$3,130,026	9.7%
China	16,163,087	50.3%
Hong Kong	2,083,071	6.5%
India	4,617,860	14.3%
South Korea	3,619,177	11.2%
Taiwan	2,361,563	7.3%
Other**	220,639	0.7%
Total	$32,195,423	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Alcatel-Lucent*ADR (Telecommunications)	193,248	$720,815
Anheuser-Busch InBev N.V.ADR (Beverages)	6,336	772,422
ArcelorMittalNYS (Iron/Steel)	66,880	630,010
ARM Holdings PLCADR (Semiconductors)	16,544	815,619
ASML Holding N.V.NYS (Semiconductors)	7,392	746,814
AstraZeneca PLCADR (Pharmaceuticals)	16,192	1,108,019
Banco Santander S.A.ADR (Banks)	159,808	1,190,569
Barclays PLCADR (Banks)	69,696	1,015,471
BP PLCADR (Oil & Gas)	37,312	1,459,272
British American Tobacco PLCADR (Agriculture)	6,688	694,014
Criteo S.A.*ADR (Internet)	16,192	639,584
Diageo PLCADR (Beverages)	7,040	778,413
GlaxoSmithKline PLCADR (Pharmaceuticals)	24,640	1,137,136
HSBC Holdings PLCADR (Banks)	39,776	1,694,059
ING Groep N.V.*ADR (Banks)	73,920	1,079,971
Koninklijke Phillips Electronics N.V.NYS (Electronics)	27,808	788,079
National Grid PLCADR (Gas)	14,080	909,709
Nokia Corp.ADR (Telecommunications)	103,840	787,107
Rio Tinto PLCADR (Mining)	35,904	1,486,426
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	31,328	1,868,715
Ryanair Holdings PLCADR (Airlines)	10,560	705,091
Sanofi-AventisADR (Pharmaceuticals)	15,840	783,130
SAP AGADR (Software)	17,248	1,244,788
Statoil ASAADR (Oil & Gas)	57,024	1,003,052
Telefonaktiebolaget LM EricssonADR (Telecommunications)	73,568	923,278
Telefonica S.A.ADR (Telecommunications)	75,328	1,080,957
Tenaris S.A.ADR (Metal Fabricate/Hardware)	44,704	1,251,712
Total S.A.ADR (Oil & Gas)	28,512	1,415,906
Unilever N.V.NYS (Cosmetics/Personal Care)	29,216	1,220,060
Vodafone Group PLCADR (Telecommunications)	36,256	1,184,846
TOTAL COMMON STOCKS (Cost $24,512,733)		31,135,044
TOTAL INVESTMENT SECURITIES (Cost $24,512,733) - 99.9%		31,135,044
Net other assets (liabilities) - 0.1%		45,256

NET ASSETS - 100.0%		$31,180,300

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Agriculture	$694,014	2.2%
Airlines	705,091	2.3%
Banks	4,980,070	16.0%
Beverages	1,550,835	5.0%
Cosmetics/Personal Care	1,220,060	3.9%
Electronics	788,079	2.5%
Gas	909,709	2.9%
Internet	639,584	2.1%
Iron/Steel	630,010	2.0%
Metal Fabricate/Hardware	1,251,712	4.0%
Mining	1,486,426	4.8%
Oil & Gas	5,746,945	18.4%
Pharmaceuticals	3,028,285	9.7%
Semiconductors	1,562,433	5.0%
Software	1,244,788	4.0%
Telecommunications	4,697,003	15.1%
Other**	45,256	0.1%
Total	$31,180,300	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2015:

	Value	% of Net Assets
Belgium	$772,422	2.5%
Finland	787,107	2.5%
France	3,559,435	11.4%
Germany	1,244,788	4.0%
Ireland	705,091	2.3%
Luxembourg	1,881,722	6.0%
Netherlands	5,703,639	18.3%
Norway	1,003,052	3.2%
Spain	2,271,526	7.3%
Sweden	923,278	3.0%
United Kingdom	12,282,984	39.4%
Other**	45,256	0.1%
Total	$31,180,300	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $18,838,031	$18,838,000	$18,838,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,838,000)		18,838,000
TOTAL INVESTMENT SECURITIES (Cost $18,838,000) - 101.2%		18,838,000
Net other assets (liabilities) - (1.2)%		(217,375)

NET ASSETS - 100.0%		$18,620,625

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $2,542,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/15	0.44%	$5,800,361	$(94,068)
MSCI EAFE Index	UBS AG	4/27/15	0.94%	12,774,334	(208,009)
				$18,574,695	$(302,077)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (83.0%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	15,096	$108,691
Alibaba Group Holding, Ltd.*ADR (Internet)	4,488	373,580
Ambev S.A.ADR (Beverages)	54,808	315,693
America Movil S.A.B. de C.V.ADR (Telecommunications)	21,080	431,297
Baidu, Inc.*ADR (Internet)	3,264	680,217
BRF-Brazil Foods S.A.ADR (Food)	8,024	158,715
Cemex S.A.B. de C.V.*ADR (Building Materials)	14,824	140,383
China Life Insurance Co., Ltd.ADR (Insurance)	5,984	395,423
China Mobile, Ltd.ADR (Telecommunications)	13,192	857,876
China Petroleum & Chemical Corp.ADR (Oil & Gas)	3,128	249,270
China Telecom Corp., Ltd.ADR (Telecommunications)	1,632	105,003
China Unicom, Ltd.ADR (Telecommunications)	5,440	83,014
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	4,624	148,292
CNOOC, Ltd.ADR (Oil & Gas)	1,904	270,025
Ctrip.com International, Ltd.*ADR (Internet)	1,632	95,668
Embraer S.A.ADR (Aerospace/Defense)	1,904	58,548
Enersis S.A.ADR (Electric)	4,624	75,186
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)*ADR (Beverages)	1,632	152,592
Grupo Televisa S.A.*ADR (Media)	5,168	170,596
HDFC Bank, Ltd.ADR (Banks)	4,896	288,325
ICICI Bank, Ltd.ADR (Banks)	17,000	176,120
Infosys Technologies, Ltd.ADR (Computers)	11,560	405,525
JD.com, Inc.*ADR (Internet)	3,536	103,888
KB Financial Group, Inc.ADR (Diversified Financial Services)	4,624	162,487
Korea Electric Power Corp.ADR (Electric)	6,120	125,460
LG Display Co., Ltd.*ADR (Electronics)	5,304	75,900
Netease.com, Inc.ADR (Software)	816	85,925
PetroChina Co., Ltd.ADR (Oil & Gas)	2,584	287,367
Petroleo Brasileiro S.A.ADR (Oil & Gas)	17,952	107,892
Philippine Long Distance Telephone Co.ADR (Telecommunications)	816	50,992
POSCOADR (Iron/Steel)	3,808	208,146
PT Telekomunikasi IndonesiaADR (Telecommunications)	2,992	130,272
Sasol, Ltd.ADR (Oil & Gas)	6,120	208,325
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	5,712	213,058
Siliconware Precision Industries Co.ADR (Semiconductors)	7,480	61,186
SK Telecom Co., Ltd.ADR (Telecommunications)	4,352	118,418
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,088	19,856
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	44,880	1,053,783
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,312	104,179
Ultrapar Participacoes S.A.ADR (Chemicals)	5,168	104,394
United Microelectronics Corp.ADR (Semiconductors)	28,696	70,018
Vale S.A.ADR (Iron/Steel)	17,816	100,660
Vipshop Holdings, Ltd.*ADR (Internet)	3,400	100,096
Wipro, Ltd.ADR (Computers)	7,072	94,199
YPF S.A.ADR (Oil & Gas)	2,312	63,464
TOTAL COMMON STOCKS (Cost $6,887,009)		9,390,004

	Shares	Value
Preferred Stocks (8.6%)
Banco Bradesco S.A.ADR (Banks)	30,329	281,451
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,040	60,833
Itau Unibanco Holding S.A.ADR (Banks)	33,184	367,016
Petroleo Brasileiro S.A.ADR (Oil & Gas)	24,616	149,911
Vale S.A.ADR (Iron/Steel)	24,344	118,068
TOTAL PREFERRED STOCKS (Cost $1,271,360)		977,279

	Principal Amount	Value
Repurchase Agreements(a)(b)(7.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $866,001	$866,000	$866,000
TOTAL REPURCHASE AGREEMENTS (Cost $866,000)		866,000
TOTAL INVESTMENT SECURITIES (Cost $9,024,369) - 99.3%		11,233,283
Net other assets (liabilities) - 0.7%		78,874

NET ASSETS - 100.0%		$11,312,157

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $299,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/15	0.59%	$419,071	$4,935
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/15	0.39%	522,328	3,739
				$941,399	$8,674

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$58,548	0.5%
Auto Manufacturers	104,179	0.9%
Banks	1,112,912	9.9%
Beverages	468,285	4.1%
Building Materials	140,383	1.2%
Chemicals	124,250	1.1%
Computers	499,724	4.4%
Diversified Financial Services	375,545	3.3%
Electric	200,646	1.7%
Electronics	75,900	0.7%
Food	219,548	1.9%
Insurance	395,423	3.5%
Internet	1,353,449	12.0%
Iron/Steel	426,874	3.8%
Media	170,596	1.5%
Oil & Gas	1,336,254	11.8%
Semiconductors	1,293,678	11.4%
Software	85,925	0.8%
Telecommunications	1,925,164	17.1%
Other**	944,874	8.4%
Total	$11,312,157	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2015:

	Value	% of Net Assets
Argentina	$63,464	0.6%
Brazil	1,823,181	16.1%
Chile	95,042	0.8%
China	3,687,352	32.6%
India	1,068,348	9.4%
Indonesia	130,272	1.2%
Korea, Republic Of	213,058	1.9%
Mexico	894,868	7.9%
Philippines	50,992	0.5%
South Africa	208,325	1.8%
South Korea	690,411	6.1%
Taiwan	1,441,970	12.7%
Other**	944,874	8.4%
Total	$11,312,157	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(97.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $21,757,036	$21,757,000	$21,757,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,757,000)		21,757,000
TOTAL INVESTMENT SECURITIES (Cost $21,757,000) - 97.2%		21,757,000
Net other assets (liabilities) - 2.8%		634,755

NET ASSETS - 100.0%		$22,391,755

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	231	6/12/15	$22,268,400	$366,066

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (54.3%)
3M Co. (Miscellaneous Manufacturing)	832	$137,239
Abbott Laboratories (Pharmaceuticals)	1,968	91,177
AbbVie, Inc. (Pharmaceuticals)	2,080	121,763
Accenture PLC - Class A (Computers)	816	76,451
ACE, Ltd. (Insurance)	432	48,164
Actavis PLC* (Pharmaceuticals)	512	152,381
Adobe Systems, Inc.* (Software)	624	46,139
Aetna, Inc. (Healthcare - Services)	464	49,429
Affiliated Managers Group, Inc.* (Diversified Financial Services)	64	13,746
AFLAC, Inc. (Insurance)	576	36,870
Agilent Technologies, Inc. (Electronics)	432	17,950
AGL Resources, Inc. (Gas)	160	7,944
Air Products & Chemicals, Inc. (Chemicals)	256	38,728
Airgas, Inc. (Chemicals)	96	10,187
Akamai Technologies, Inc.* (Software)	240	17,051
Alcoa, Inc. (Mining)	1,600	20,672
Alexion Pharmaceuticals, Inc.* (Biotechnology)	272	47,138
Allegheny Technologies, Inc. (Iron/Steel)	144	4,321
Allegion PLC (Electronics)	128	7,830
Alliance Data Systems Corp.* (Advertising)	80	23,700
Allstate Corp. (Insurance)	544	38,716
Altera Corp. (Semiconductors)	400	17,164
Altria Group, Inc. (Agriculture)	2,576	128,852
Amazon.com, Inc.* (Internet)	496	184,561
Ameren Corp. (Electric)	320	13,504
American Airlines Group, Inc. (Airlines)	944	49,824
American Electric Power, Inc. (Electric)	640	36,000
American Express Co. (Diversified Financial Services)	1,152	89,995
American International Group, Inc. (Insurance)	1,792	98,184
American Tower Corp. (REIT)	560	52,725
Ameriprise Financial, Inc. (Diversified Financial Services)	240	31,402
AmerisourceBergen Corp. (Pharmaceuticals)	272	30,918
Ametek, Inc. (Electrical Components & Equipment)	320	16,813
Amgen, Inc. (Biotechnology)	992	158,571
Amphenol Corp. - Class A (Electronics)	400	23,572
Anadarko Petroleum Corp. (Oil & Gas)	656	54,323
Analog Devices, Inc. (Semiconductors)	400	25,200
Anthem, Inc. (Healthcare - Services)	352	54,353
Aon PLC (Insurance)	368	35,372
Apache Corp. (Oil & Gas)	496	29,924
Apartment Investment & Management Co. - Class A (REIT)	208	8,187
Apple Computer, Inc. (Computers)	7,616	947,659
Applied Materials, Inc. (Semiconductors)	1,616	36,457
Archer-Daniels-Midland Co. (Agriculture)	832	39,437
Assurant, Inc. (Insurance)	96	5,895
AT&T, Inc. (Telecommunications)	6,800	222,020
Autodesk, Inc.* (Software)	304	17,827
Automatic Data Processing, Inc. (Commercial Services)	624	53,439
AutoNation, Inc.* (Retail)	96	6,176
AutoZone, Inc.* (Retail)	48	32,744
Avago Technologies, Ltd. (Semiconductors)	336	42,665
AvalonBay Communities, Inc. (REIT)	176	30,668
Avery Dennison Corp. (Household Products/Wares)	112	5,926
Baker Hughes, Inc. (Oil & Gas Services)	576	36,622
Ball Corp. (Packaging & Containers)	176	12,432
Bank of America Corp. (Banks)	13,776	212,013
Bank of New York Mellon Corp. (Banks)	1,456	58,589
Bard (C.R.), Inc. (Healthcare - Products)	96	16,066
Baxter International, Inc. (Healthcare - Products)	704	48,225
BB&T Corp. (Banks)	944	36,807
Becton, Dickinson & Co. (Healthcare - Products)	272	39,057
Bed Bath & Beyond, Inc.* (Retail)	240	18,426
Berkshire Hathaway, Inc.* - Class B (Insurance)	2,384	344,059
Best Buy Co., Inc. (Retail)	384	14,511
Biogen Idec, Inc.* (Biotechnology)	304	128,361
BlackRock, Inc. (Diversified Financial Services)	160	58,534
Boeing Co. (Aerospace/Defense)	864	129,668
BorgWarner, Inc. (Auto Parts & Equipment)	304	18,386
Boston Properties, Inc. (REIT)	208	29,220
Boston Scientific Corp.* (Healthcare - Products)	1,744	30,956
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,176	140,352
Broadcom Corp. - Class A (Semiconductors)	720	31,172
Brown-Forman Corp. - Class B (Beverages)	208	18,793
C.H. Robinson Worldwide, Inc. (Transportation)	192	14,058
CA, Inc. (Software)	416	13,566
Cablevision Systems Corp. NY - Class A (Media)	288	5,270
Cabot Oil & Gas Corp. (Oil & Gas)	544	16,064
Cameron International Corp.* (Oil & Gas Services)	256	11,551
Campbell Soup Co. (Food)	240	11,172
Capital One Financial Corp. (Banks)	720	56,750
Cardinal Health, Inc. (Pharmaceuticals)	432	38,997
CarMax, Inc.* (Retail)	272	18,771
Carnival Corp. - Class A (Leisure Time)	592	28,321
Caterpillar, Inc. (Machinery - Construction & Mining)	800	64,024
CBRE Group, Inc.* - Class A (Real Estate)	368	14,245
CBS Corp. - Class B (Media)	592	35,893

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,040		$119,891
CenterPoint Energy, Inc. (Gas)	560		11,430
CenturyLink, Inc. (Telecommunications)	736		25,429
Cerner Corp.* (Software)	400		29,304
CF Industries Holdings, Inc. (Chemicals)	64		18,156
Chesapeake Energy Corp. (Oil & Gas)	672		9,516
Chevron Corp. (Oil & Gas)	2,464		258,671
Chipotle Mexican Grill, Inc.* (Retail)	48		31,226
CIGNA Corp. (Healthcare - Services)	336		43,492
Cimarex Energy Co. (Oil & Gas)	112		12,890
Cincinnati Financial Corp. (Insurance)	192		10,230
Cintas Corp. (Commercial Services)	128		10,449
Cisco Systems, Inc. (Telecommunications)	6,688		184,088
Citigroup, Inc. (Banks)	3,968		204,431
Citrix Systems, Inc.* (Software)	208		13,285
Clorox Co. (Household Products/Wares)	176		19,429
CME Group, Inc. (Diversified Financial Services)	416		39,399
CMS Energy Corp. (Electric)	368		12,847
Coach, Inc. (Retail)	368		15,246
Coca-Cola Co. (Beverages)	5,136		208,265
Coca-Cola Enterprises, Inc. (Beverages)	288		12,730
Cognizant Technology Solutions Corp.* (Computers)	800		49,912
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,120		77,661
Comcast Corp. - Class A (Media)	3,328		187,932
Comerica, Inc. (Banks)	240		10,831
Computer Sciences Corp. (Computers)	192		12,534
ConAgra Foods, Inc. (Food)	560		20,457
ConocoPhillips (Oil & Gas)	1,616		100,612
CONSOL Energy, Inc. (Coal)	304		8,479
Consolidated Edison, Inc. (Electric)	384		23,424
Constellation Brands, Inc.* (Beverages)	224		26,031
Corning, Inc. (Electronics)	1,664		37,739
Costco Wholesale Corp. (Retail)	576		87,261
Crown Castle International Corp. (REIT)	432		35,657
CSX Corp. (Transportation)	1,296		42,924
Cummins, Inc. (Machinery-Diversified)	224		31,055
CVS Caremark Corp. (Retail)	1,472		151,925
D.R. Horton, Inc. (Home Builders)	432		12,303
Danaher Corp. (Miscellaneous Manufacturing)	800		67,920
Darden Restaurants, Inc. (Retail)	160		11,094
DaVita, Inc.* (Healthcare - Services)	224		18,207
Deere & Co. (Machinery-Diversified)	448		39,286
Delphi Automotive PLC (Auto Parts & Equipment)	384		30,620
Delta Air Lines, Inc. (Airlines)	1,072		48,197
DENTSPLY International, Inc. (Healthcare - Products)	176		8,957
Devon Energy Corp. (Oil & Gas)	512		30,879
Diamond Offshore Drilling, Inc. (Oil & Gas)	80		2,143
DIRECTV* - Class A (Media)	656		55,826
Discover Financial Services (Diversified Financial Services)	592		33,359
Discovery Communications, Inc.* - Class C (Media)	352		10,375
Discovery Communications, Inc.* - Class A (Media)	192		5,906
Dollar General Corp.* (Retail)	400		30,152
Dollar Tree, Inc.* (Retail)	272		22,071
Dominion Resources, Inc. (Electric)	768		54,427
Dover Corp. (Miscellaneous Manufacturing)	208		14,377
Dr. Pepper Snapple Group, Inc. (Beverages)	256		20,091
DTE Energy Co. (Electric)	224		18,075
Duke Energy Corp. (Electric)	928		71,252
Dun & Bradstreet Corp. (Software)	48		6,161
E*TRADE Financial Corp.* (Diversified Financial Services)	384		10,965
E.I. du Pont de Nemours & Co. (Chemicals)	1,184		84,619
Eastman Chemical Co. (Chemicals)	192		13,298
Eaton Corp. (Miscellaneous Manufacturing)	624		42,394
eBay, Inc.* (Internet)	1,440		83,059
Ecolab, Inc. (Chemicals)	352		40,262
Edison International (Electric)	432		26,987
Edwards Lifesciences Corp.* (Healthcare - Products)	144		20,514
Electronic Arts, Inc.* (Software)	400		23,526
Eli Lilly & Co. (Pharmaceuticals)	1,280		92,992
EMC Corp. (Computers)	2,608		66,660
Emerson Electric Co. (Electrical Components & Equipment)	896		50,731
Endo International PLC* (Pharmaceuticals)	240		21,528
Ensco PLCADR - Class A (Oil & Gas)	304		6,405
Entergy Corp. (Electric)	240		18,598
EOG Resources, Inc. (Oil & Gas)	720		66,017
EQT Corp. (Oil & Gas)	192		15,911
Equifax, Inc. (Commercial Services)	160		14,880
Equinix, Inc. (Internet)	80		18,628
Equity Residential (REIT)	480		37,373
Essex Property Trust, Inc. (REIT)	80		18,392
Eversource Energy (Electric)	416		21,016
Exelon Corp. (Electric)	1,120		37,643
Expedia, Inc. (Internet)	128		12,049
Expeditors International of Washington, Inc. (Transportation)	256		12,334
Express Scripts Holding Co.* (Pharmaceuticals)	944		81,911
Exxon Mobil Corp. (Oil & Gas)	5,488		466,480
F5 Networks, Inc.* (Internet)	96		11,034
Facebook, Inc.* - Class A (Internet)	2,752		226,255
Family Dollar Stores, Inc. (Retail)	128		10,143
Fastenal Co. (Distribution/Wholesale)	352		14,585
FedEx Corp. (Transportation)	352		58,238
Fidelity National Information Services, Inc. (Software)	368		25,046
Fifth Third Bancorp (Banks)	1,072		20,207
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Energy - Alternate Sources)	96		5,740
FirstEnergy Corp. (Electric)	544		19,073
Fiserv, Inc.* (Software)	320		25,408
FLIR Systems, Inc. (Electronics)	176		5,505
Flowserve Corp. (Machinery-Diversified)	176		9,942
Fluor Corp. (Engineering & Construction)	192		10,974
FMC Corp. (Chemicals)	176		10,076

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FMC Technologies, Inc.* (Oil & Gas Services)	304	$11,251
Ford Motor Co. (Auto Manufacturers)	5,184	83,670
Fossil Group, Inc.* (Distribution/Wholesale)	64	5,277
Franklin Resources, Inc. (Diversified Financial Services)	512	26,276
Freeport-McMoRan Copper & Gold, Inc. (Mining)	1,360	25,772
Frontier Communications Corp. (Telecommunications)	1,312	9,250
GameStop Corp. - Class A (Retail)	144	5,466
Gannett Co., Inc. (Media)	304	11,272
Garmin, Ltd. (Electronics)	160	7,603
General Dynamics Corp. (Aerospace/Defense)	416	56,464
General Electric Co. (Miscellaneous Manufacturing)	13,168	326,699
General Growth Properties, Inc. (REIT)	816	24,113
General Mills, Inc. (Food)	784	44,374
General Motors Co. (Auto Manufacturers)	1,776	66,600
Genuine Parts Co. (Distribution/Wholesale)	192	17,892
Genworth Financial, Inc.* - Class A (Insurance)	656	4,795
Gilead Sciences, Inc.* (Biotechnology)	1,952	191,550
Google, Inc.* - Class A (Internet)	368	204,130
Google, Inc.* - Class C (Internet)	368	201,664
H & R Block, Inc. (Commercial Services)	368	11,802
Halliburton Co. (Oil & Gas Services)	1,120	49,146
Hanesbrands, Inc. (Apparel)	528	17,693
Harley-Davidson, Inc. (Leisure Time)	272	16,521
Harman International Industries, Inc. (Home Furnishings)	96	12,828
Harris Corp. (Telecommunications)	144	11,341
Hartford Financial Services Group, Inc. (Insurance)	544	22,750
Hasbro, Inc. (Toys/Games/Hobbies)	144	9,107
HCA Holdings, Inc.* (Healthcare - Services)	384	28,888
HCP, Inc. (REIT)	608	26,272
Health Care REIT, Inc. (REIT)	464	35,895
Helmerich & Payne, Inc. (Oil & Gas)	144	9,802
Henry Schein, Inc.* (Healthcare - Products)	112	15,637
Hess Corp. (Oil & Gas)	320	21,718
Hewlett-Packard Co. (Computers)	2,384	74,285
Honeywell International, Inc. (Electronics)	1,024	106,813
Hormel Foods Corp. (Food)	176	10,006
Hospira, Inc.* (Pharmaceuticals)	224	19,676
Host Hotels & Resorts, Inc. (REIT)	992	20,019
Hudson City Bancorp, Inc. (Savings & Loans)	624	6,540
Humana, Inc. (Healthcare - Services)	192	34,180
Huntington Bancshares, Inc. (Banks)	1,056	11,669
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	464	45,073
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	352	23,964
Integrys Energy Group, Inc. (Electric)	112	8,066
Intel Corp. (Semiconductors)	6,192	193,625
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	144	33,591
International Business Machines Corp. (Computers)	1,200	192,600
International Flavors & Fragrances, Inc. (Chemicals)	112	13,149
International Paper Co. (Forest Products & Paper)	560	31,074
Intuit, Inc. (Software)	368	35,681
Intuitive Surgical, Inc.* (Healthcare - Products)	48	24,241
Invesco, Ltd. (Diversified Financial Services)	560	22,226
Iron Mountain, Inc. (REIT)	240	8,755
J.P. Morgan Chase & Co. (Banks)	4,880	295,630
Jacobs Engineering Group, Inc.* (Engineering & Construction)	160	7,226
Johnson & Johnson (Pharmaceuticals)	3,632	365,379
Johnson Controls, Inc. (Auto Parts & Equipment)	864	43,580
Joy Global, Inc. (Machinery - Construction & Mining)	128	5,015
Juniper Networks, Inc. (Telecommunications)	480	10,838
Kansas City Southern Industries, Inc. (Transportation)	144	14,700
Kellogg Co. (Food)	336	22,159
Keurig Green Mountain, Inc. (Beverages)	160	17,877
KeyCorp (Banks)	1,120	15,859
Kimberly-Clark Corp. (Household Products/Wares)	480	51,412
Kimco Realty Corp. (REIT)	544	14,606
Kinder Morgan, Inc. (Pipelines)	2,224	93,541
KLA-Tencor Corp. (Semiconductors)	208	12,124
Kohls Corp. (Retail)	272	21,284
Kraft Foods Group, Inc. (Food)	768	66,904
Kroger Co. (Food)	640	49,062
L Brands, Inc. (Retail)	320	30,173
L-3 Communications Holdings, Inc. (Aerospace/Defense)	112	14,088
Laboratory Corp. of America Holdings* (Healthcare - Services)	128	16,140
Lam Research Corp. (Semiconductors)	208	14,609
Legg Mason, Inc. (Diversified Financial Services)	128	7,066
Leggett & Platt, Inc. (Home Furnishings)	176	8,112
Lennar Corp. - Class A (Home Builders)	240	12,435
Leucadia National Corp. (Holding Companies - Diversified)	416	9,273
Level 3 Communications, Inc.* (Telecommunications)	368	19,813
Lincoln National Corp. (Insurance)	336	19,307
Linear Technology Corp. (Semiconductors)	320	14,976
Lockheed Martin Corp. (Aerospace/Defense)	352	71,442
Loews Corp. (Insurance)	384	15,679
Lorillard, Inc. (Agriculture)	464	30,322
Lowe’s Cos., Inc. (Retail)	1,280	95,219
LyondellBasell Industries N.V. - Class A (Chemicals)	512	44,954
M&T Bank Corp. (Banks)	176	22,352
Macy’s, Inc. (Retail)	448	29,080
Mallinckrodt PLC* (Pharmaceuticals)	160	20,264
Marathon Oil Corp. (Oil & Gas)	880	22,977

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marathon Petroleum Corp. (Oil & Gas)	352	$36,041
Marriott International, Inc. - Class A (Lodging)	272	21,867
Marsh & McLennan Cos., Inc. (Insurance)	704	39,487
Martin Marietta Materials (Building Materials)	80	11,184
Masco Corp. (Building Materials)	464	12,389
MasterCard, Inc. - Class A (Commercial Services)	1,280	110,580
Mattel, Inc. (Toys/Games/Hobbies)	448	10,236
McCormick & Co., Inc. (Food)	160	12,338
McDonald’s Corp. (Retail)	1,264	123,165
McGraw Hill Financial, Inc. (Commercial Services)	352	36,397
McKesson Corp. (Pharmaceuticals)	304	68,765
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	272	27,344
MeadWestvaco Corp. (Packaging & Containers)	224	11,171
Medtronic PLC (Healthcare - Products)	1,872	145,997
Merck & Co., Inc. (Pharmaceuticals)	3,712	213,366
MetLife, Inc. (Insurance)	1,456	73,601
Michael Kors Holdings, Ltd.* (Apparel)	256	16,832
Microchip Technology, Inc. (Semiconductors)	256	12,518
Micron Technology, Inc.* (Semiconductors)	1,408	38,199
Microsoft Corp. (Software)	10,736	436,471
Mohawk Industries, Inc.* (Textiles)	80	14,860
Molson Coors Brewing Co. - Class B (Beverages)	208	15,486
Mondelez International, Inc. - Class A (Food)	2,160	77,955
Monsanto Co. (Chemicals)	640	72,026
Monster Beverage Corp.* (Beverages)	192	26,571
Moody’s Corp. (Commercial Services)	240	24,912
Morgan Stanley Dean Witter & Co. (Banks)	2,016	71,951
Motorola Solutions, Inc. (Telecommunications)	256	17,068
Murphy Oil Corp. (Oil & Gas)	224	10,438
Mylan NV* (Pharmaceuticals)	496	29,438
NASDAQ Stock Market, Inc. (Diversified Financial Services)	160	8,150
National Oilwell Varco, Inc. (Oil & Gas Services)	544	27,195
Navient Corp. (Diversified Financial Services)	528	10,734
Neilsen Holdings N.V. (Media)	416	18,541
NetApp, Inc. (Computers)	416	14,751
Netflix, Inc.* (Internet)	80	33,335
Newell Rubbermaid, Inc. (Housewares)	352	13,753
Newfield Exploration Co.* (Oil & Gas)	208	7,299
Newmont Mining Corp. (Mining)	656	14,242
News Corp.* - Class A (Media)	656	10,503
NextEra Energy, Inc. (Electric)	576	59,933
NIKE, Inc. - Class B (Apparel)	912	91,501
NiSource, Inc. (Gas)	416	18,371
Noble Corp. (Oil & Gas)	320	4,570
Noble Energy, Inc. (Oil & Gas)	512	25,037
Nordstrom, Inc. (Retail)	192	15,421
Norfolk Southern Corp. (Transportation)	400	41,168
Northern Trust Corp. (Banks)	288	20,059
Northrop Grumman Corp. (Aerospace/Defense)	256	41,206
NRG Energy, Inc. (Electric)	448	11,285
Nucor Corp. (Iron/Steel)	416	19,773
NVIDIA Corp. (Semiconductors)	672	14,062
Occidental Petroleum Corp. (Oil & Gas)	1,008	73,584
Omnicom Group, Inc. (Advertising)	320	24,954
ONEOK, Inc. (Pipelines)	272	13,121
Oracle Corp. (Software)	4,192	180,885
O’Reilly Automotive, Inc.* (Retail)	128	27,679
Owens-Illinois, Inc.* (Packaging & Containers)	208	4,851
PACCAR, Inc. (Auto Manufacturers)	464	29,297
Pall Corp. (Miscellaneous Manufacturing)	144	14,456
Parker Hannifin Corp. (Miscellaneous Manufacturing)	192	22,806
Patterson Cos., Inc. (Healthcare - Products)	112	5,464
Paychex, Inc. (Software)	432	21,434
Pentair PLC (Miscellaneous Manufacturing)	240	15,094
People’s United Financial, Inc. (Savings & Loans)	400	6,080
Pepco Holdings, Inc. (Electric)	336	9,015
PepsiCo, Inc. (Beverages)	1,936	185,120
PerkinElmer, Inc. (Electronics)	144	7,364
Perrigo Co. PLC (Pharmaceuticals)	192	31,786
Pfizer, Inc. (Pharmaceuticals)	8,016	278,877
PG&E Corp. (Electric)	624	33,116
Philip Morris International, Inc. (Agriculture)	2,032	153,070
Phillips 66 (Oil & Gas)	704	55,335
Pinnacle West Capital Corp. (Electric)	144	9,180
Pioneer Natural Resources Co. (Oil & Gas)	192	31,394
Pitney Bowes, Inc. (Office/Business Equipment)	256	5,970
Plum Creek Timber Co., Inc. (REIT)	224	9,733
PNC Financial Services Group (Banks)	688	64,149
PPG Industries, Inc. (Chemicals)	176	39,695
PPL Corp. (Electric)	880	29,621
Praxair, Inc. (Chemicals)	384	46,364
Precision Castparts Corp. (Metal Fabricate/Hardware)	192	40,320
Priceline.com, Inc.* (Internet)	64	74,506
Principal Financial Group, Inc. (Insurance)	352	18,082
Procter & Gamble Co. (Cosmetics/Personal Care)	3,536	289,740
Progressive Corp. (Insurance)	704	19,149
Prologis, Inc. (REIT)	672	29,272
Prudential Financial, Inc. (Insurance)	592	47,544
Public Service Enterprise Group, Inc. (Electric)	656	27,500
Public Storage, Inc. (REIT)	192	37,851
PulteGroup, Inc. (Home Builders)	432	9,603
PVH Corp. (Retail)	112	11,935
QEP Resources, Inc. (Oil & Gas)	208	4,337
Qualcomm, Inc. (Semiconductors)	2,160	149,774
Quanta Services, Inc.* (Commercial Services)	272	7,760
Quest Diagnostics, Inc. (Healthcare - Services)	192	14,755

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ralph Lauren Corp. (Apparel)	80	$10,520
Range Resources Corp. (Oil & Gas)	224	11,657
Raytheon Co. (Aerospace/Defense)	400	43,700
Red Hat, Inc.* (Software)	240	18,180
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	96	43,342
Regions Financial Corp. (Banks)	1,760	16,632
Republic Services, Inc. (Environmental Control)	336	13,628
Reynolds American, Inc. (Agriculture)	400	27,564
Robert Half International, Inc. (Commercial Services)	176	10,652
Rockwell Automation, Inc. (Machinery-Diversified)	176	20,414
Rockwell Collins, Inc. (Aerospace/Defense)	176	16,993
Roper Industries, Inc. (Machinery-Diversified)	128	22,016
Ross Stores, Inc. (Retail)	272	28,658
Royal Caribbean Cruises, Ltd. (Leisure Time)	208	17,025
Ryder System, Inc. (Transportation)	64	6,073
Salesforce.com, Inc.* (Software)	784	52,379
SanDisk Corp. (Computers)	272	17,305
SCANA Corp. (Electric)	192	10,558
Schlumberger, Ltd. (Oil & Gas Services)	1,664	138,843
Scripps Networks Interactive - Class A (Media)	128	8,776
Seagate Technology PLC (Computers)	432	22,477
Sealed Air Corp. (Packaging & Containers)	272	12,392
Sempra Energy (Gas)	304	33,141
Sherwin-Williams Co. (Chemicals)	112	31,864
Sigma-Aldrich Corp. (Chemicals)	160	22,120
Simon Property Group, Inc. (REIT)	400	78,255
Skyworks Solutions, Inc. (Semiconductors)	256	25,162
SL Green Realty Corp. (REIT)	128	16,433
Snap-on, Inc. (Hand/Machine Tools)	80	11,765
Southern Co. (Electric)	1,184	52,427
Southwest Airlines Co. (Airlines)	880	38,984
Southwestern Energy Co.* (Oil & Gas)	496	11,502
Spectra Energy Corp. (Pipelines)	880	31,830
St. Jude Medical, Inc. (Healthcare - Products)	368	24,067
Stanley Black & Decker, Inc. (Hand/Machine Tools)	208	19,835
Staples, Inc. (Retail)	832	13,549
Starbucks Corp. (Retail)	976	92,427
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	224	18,704
State Street Corp. (Banks)	544	40,000
Stericycle, Inc.* (Environmental Control)	112	15,728
Stryker Corp. (Healthcare - Products)	384	35,424
SunTrust Banks, Inc. (Banks)	688	28,270
Symantec Corp. (Internet)	896	20,935
Sysco Corp. (Food)	768	28,977
T. Rowe Price Group, Inc. (Diversified Financial Services)	336	27,209
Target Corp. (Retail)	832	68,282
TE Connectivity, Ltd. (Electronics)	528	37,815
TECO Energy, Inc. (Electric)	304	5,898
Tenet Healthcare Corp.* (Healthcare - Services)	128	6,337
Teradata Corp.* (Computers)	192	8,475
Tesoro Petroleum Corp. (Oil & Gas)	160	14,606
Texas Instruments, Inc. (Semiconductors)	1,376	78,687
Textron, Inc. (Miscellaneous Manufacturing)	368	16,313
The ADT Corp. (Commercial Services)	224	9,300
The AES Corp. (Electric)	848	10,897
The Charles Schwab Corp. (Diversified Financial Services)	1,504	45,782
The Chubb Corp. (Insurance)	304	30,734
The Dow Chemical Co. (Chemicals)	1,424	68,324
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	288	23,950
The Gap, Inc. (Retail)	352	15,252
The Goldman Sachs Group, Inc. (Banks)	528	99,248
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	352	9,532
The Hershey Co. (Food)	192	19,375
The Home Depot, Inc. (Retail)	1,728	196,319
The Interpublic Group of Cos., Inc. (Advertising)	544	12,033
The JM Smucker Co. - Class A (Food)	128	14,813
The Macerich Co. (REIT)	192	16,191
The Mosaic Co. (Chemicals)	400	18,424
The Travelers Cos., Inc. (Insurance)	416	44,982
The Williams Cos., Inc. (Pipelines)	880	44,519
Thermo Fisher Scientific, Inc. (Electronics)	512	68,782
Tiffany & Co. (Retail)	144	12,673
Time Warner Cable, Inc. (Media)	368	55,156
Time Warner, Inc. (Media)	1,088	91,871
TJX Cos., Inc. (Retail)	896	62,765
Torchmark Corp. (Insurance)	160	8,787
Total System Services, Inc. (Commercial Services)	208	7,935
Tractor Supply Co. (Retail)	176	14,971
Transocean, Ltd. (Oil & Gas)	448	6,572
TripAdvisor, Inc.* (Internet)	144	11,976
Twenty-First Century Fox, Inc. - Class A (Media)	2,400	81,216
Tyco International PLC (Electronics)	544	23,425
Tyson Foods, Inc. - Class A (Food)	384	14,707
U.S. Bancorp (Banks)	2,336	102,013
Under Armour, Inc.* - Class A (Apparel)	224	18,088
Union Pacific Corp. (Transportation)	1,152	124,773
United Parcel Service, Inc. - Class B (Transportation)	912	88,409
United Rentals, Inc.* (Commercial Services)	128	11,668
United Technologies Corp. (Aerospace/Defense)	1,088	127,514
UnitedHealth Group, Inc. (Healthcare - Services)	1,248	147,625
Universal Health Services, Inc. - Class B (Healthcare - Services)	112	13,184
UnumProvident Corp. (Insurance)	336	11,333
Urban Outfitters, Inc.* (Retail)	128	5,843
V.F. Corp. (Apparel)	448	33,739
Valero Energy Corp. (Oil & Gas)	672	42,753
Varian Medical Systems, Inc.* (Healthcare - Products)	128	12,044

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ventas, Inc. (REIT)	432	$31,545
VeriSign, Inc.* (Internet)	144	9,644
Verizon Communications, Inc. (Telecommunications)	5,440	264,546
Vertex Pharmaceuticals, Inc.* (Biotechnology)	320	37,750
Viacom, Inc. - Class B (Media)	480	32,784
Visa, Inc. - Class A (Diversified Financial Services)	2,544	166,403
Vornado Realty Trust (REIT)	224	25,088
Vulcan Materials Co. (Building Materials)	176	14,837
W.W. Grainger, Inc. (Distribution/Wholesale)	80	18,865
Walgreens Boots Alliance, Inc. (Retail)	1,136	96,196
Wal-Mart Stores, Inc. (Retail)	2,064	169,764
Walt Disney Co. (Media)	2,048	214,815
Waste Management, Inc. (Environmental Control)	560	30,369
Waters Corp.* (Electronics)	112	13,924
Wells Fargo & Co. (Banks)	6,144	334,235
Western Digital Corp. (Computers)	288	26,211
Western Union Co. (Commercial Services)	688	14,317
Weyerhaeuser Co. (REIT)	688	22,807
Whirlpool Corp. (Home Furnishings)	96	19,398
Whole Foods Market, Inc. (Food)	480	24,998
Windstream Holdings, Inc. (Telecommunications)	784	5,802
Wisconsin Energy Corp. (Electric)	288	14,256
Wyndham Worldwide Corp. (Lodging)	160	14,475
Wynn Resorts, Ltd. (Lodging)	112	14,099
Xcel Energy, Inc. (Electric)	656	22,835
Xerox Corp. (Office/Business Equipment)	1,376	17,682
Xilinx, Inc. (Semiconductors)	336	14,213
XL Group PLC (Insurance)	336	12,365
Xylem, Inc. (Machinery-Diversified)	240	8,405
Yahoo!, Inc.* (Internet)	1,136	50,478
YUM! Brands, Inc. (Retail)	560	44,083
Zimmer Holdings, Inc. (Healthcare - Products)	224	26,324
Zions Bancorp (Banks)	272	7,344
Zoetis, Inc. (Pharmaceuticals)	656	30,366
TOTAL COMMON STOCKS (Cost $18,850,506)		23,963,719

	Principal Amount	Value
Repurchase Agreements(b)(c)(20.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $8,905,015	$8,905,000	$8,905,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,905,000)		8,905,000
TOTAL INVESTMENT SECURITIES (Cost $27,755,506) - 74.5%		32,868,719
Net other assets (liabilities) - 25.5%		11,266,085
NET ASSETS - 100.0%		$44,134,804

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $4,165,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	57	6/22/15	$5,870,288	$12,296

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/15	0.54%	$19,164,060	$178,668
SPDR S&P 500 ETF	Goldman Sachs International	4/27/15	0.45%	9,681,352	45,045
				28,845,412	223,713

S&P 500	UBS AG	4/27/15	0.49%	18,138,973	126,920
SPDR S&P 500 ETF	UBS AG	4/27/15	0.49%	10,787,018	76,295
				28,925,991	203,215
				$57,771,403	$426,928

^                                          Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$60,687	0.2%
Aerospace/Defense	501,075	1.1%
Agriculture	379,245	0.9%
Airlines	137,005	0.3%
Apparel	188,373	0.5%
Auto Manufacturers	179,567	0.5%
Auto Parts & Equipment	102,118	0.3%
Banks	1,729,043	4.0%
Beverages	530,964	1.2%
Biotechnology	726,603	1.6%
Building Materials	38,410	0.1%
Chemicals	572,246	1.2%
Coal	8,479	NM
Commercial Services	324,091	0.7%
Computers	1,509,320	3.5%
Cosmetics/Personal Care	391,351	0.9%
Distribution/Wholesale	56,619	0.2%
Diversified Financial Services	624,837	1.4%
Electric	657,433	1.5%
Electrical Components & Equipment	67,544	0.2%
Electronics	358,322	0.8%
Energy - Alternate Sources	5,740	NM
Engineering & Construction	18,200	NM
Environmental Control	59,725	0.1%
Food	417,297	0.9%
Forest Products & Paper	31,074	0.1%
Gas	70,886	0.2%
Hand/Machine Tools	31,600	NM
Healthcare - Products	452,973	1.0%
Healthcare - Services	426,590	1.0%
Holding Companies - Diversified	9,273	NM
Home Builders	34,341	0.1%
Home Furnishings	40,338	0.1%
Household Products/Wares	76,767	0.2%
Housewares	13,753	NM
Insurance	986,085	2.2%
Internet	1,142,254	2.7%
Iron/Steel	24,094	0.1%
Leisure Time	61,867	0.1%
Lodging	69,145	0.2%
Machinery - Construction & Mining	69,039	0.2%
Machinery-Diversified	131,118	0.3%
Media	826,136	1.8%
Metal Fabricate/Hardware	40,320	0.1%
Mining	60,686	NM
Miscellaneous Manufacturing	726,335	1.7%
Office/Business Equipment	23,652	NM
Oil & Gas	1,459,457	3.3%
Oil & Gas Services	274,608	0.6%
Packaging & Containers	40,846	0.1%
Pharmaceuticals	1,857,280	4.3%
Pipelines	183,011	0.4%
Real Estate	14,245	NM
REIT	609,057	1.4%
Retail	1,629,950	3.6%
Savings & Loans	12,620	NM
Semiconductors	720,607	1.6%
Software	962,343	2.2%
Telecommunications	770,195	1.7%
Textiles	14,860	NM
Toys/Games/Hobbies	19,343	NM
Transportation	402,677	0.9%
Other**	20,171,085	45.7%
Total	$44,134,804	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (56.1%)
3D Systems Corp.* (Computers)	1,155	$31,670
Aaron’s, Inc. (Commercial Services)	693	19,619
Abercrombie & Fitch Co. - Class A (Retail)	770	16,971
ACI Worldwide, Inc.* (Software)	1,309	28,353
Acuity Brands, Inc. (Electrical Components & Equipment)	462	77,690
Acxiom Corp.* (Software)	847	15,661
Advance Auto Parts, Inc. (Retail)	770	115,261
Advanced Micro Devices, Inc.* (Semiconductors)	6,930	18,572
Advent Software, Inc. (Software)	462	20,379
Aecom Technology Corp.* (Engineering & Construction)	1,694	52,209
AGCO Corp. (Machinery-Diversified)	847	40,351
Akorn, Inc.* (Pharmaceuticals)	847	40,241
Alaska Air Group, Inc. (Airlines)	1,463	96,822
Albemarle Corp. (Chemicals)	1,232	65,099
Alexander & Baldwin, Inc. (Real Estate)	462	19,949
Alexandria Real Estate Equities, Inc. (REIT)	770	75,491
Align Technology, Inc.* (Healthcare - Products)	770	41,414
Alleghany Corp.* (Insurance)	154	74,998
Alliant Energy Corp. (Electric)	1,232	77,616
Allscripts Healthcare Solutions, Inc.* (Software)	1,848	22,102
AMC Networks, Inc.* - Class A (Media)	616	47,210
American Campus Communities, Inc. (REIT)	1,232	52,816
American Eagle Outfitters, Inc. (Retail)	1,925	32,879
American Financial Group, Inc. (Insurance)	770	49,396
ANN, Inc.* (Retail)	539	22,115
ANSYS, Inc.* (Software)	1,001	88,279
AOL, Inc.* (Internet)	847	33,550
Apollo Group, Inc.* - Class A (Commercial Services)	1,078	20,396
AptarGroup, Inc. (Miscellaneous Manufacturing)	693	44,019
Aqua America, Inc. (Water)	1,925	50,724
ARRIS Group, Inc.* (Telecommunications)	1,463	42,273
Arrow Electronics, Inc.* (Electronics)	1,078	65,920
Arthur J. Gallagher & Co. (Insurance)	1,848	86,395
Ascena Retail Group, Inc.* (Retail)	1,463	21,228
Ashland, Inc. (Chemicals)	693	88,227
Aspen Insurance Holdings, Ltd. (Insurance)	693	32,730
Associated Banc-Corp. (Banks)	1,617	30,076
Atmel Corp. (Semiconductors)	4,543	37,389
Atmos Energy Corp. (Gas)	1,078	59,613
Atwood Oceanics, Inc. (Oil & Gas)	693	19,480
Avnet, Inc. (Electronics)	1,463	65,104
Avon Products, Inc. (Cosmetics/Personal Care)	4,774	38,144
BancorpSouth, Inc. (Banks)	924	21,455
Bank of Hawaii Corp. (Banks)	462	28,279
BE Aerospace, Inc. (Aerospace/Defense)	1,155	73,482
Belden, Inc. (Electrical Components & Equipment)	462	43,225
Bemis Co., Inc. (Packaging & Containers)	1,078	49,922
Big Lots, Inc. (Retail)	616	29,586
BioMed Realty Trust, Inc. (REIT)	2,233	50,600
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	231	31,227
Bio-Techne Corp. (Healthcare - Products)	385	38,611
Black Hills Corp. (Electric)	462	23,303
Boston Beer Co., Inc.* - Class A (Beverages)	77	20,590
Brinker International, Inc. (Retail)	693	42,661
Broadridge Financial Solutions, Inc. (Software)	1,309	72,009
Brown & Brown, Inc. (Insurance)	1,309	43,341
Brunswick Corp. (Leisure Time)	1,001	51,501
Buffalo Wild Wings, Inc.* (Retail)	231	41,866
Cabela’s, Inc.* (Retail)	539	30,173
Cabot Corp. (Chemicals)	693	31,185
Cadence Design Systems, Inc.* (Computers)	3,234	59,635
California Resources Corp. (Oil & Gas)	3,388	25,783
Camden Property Trust (REIT)	924	72,192
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	693	64,192
Carpenter Technology Corp. (Iron/Steel)	616	23,950
Carter’s, Inc. (Apparel)	616	56,961
Cathay Bancorp, Inc. (Banks)	847	24,097
CBOE Holdings, Inc. (Diversified Financial Services)	924	53,042
CDK Global, Inc. (Commercial Services)	1,771	82,812
Centene Corp.* (Healthcare - Services)	1,309	92,532
Charles River Laboratories International, Inc.* (Biotechnology)	539	42,737
Chico’s FAS, Inc. (Retail)	1,694	29,967
Church & Dwight, Inc. (Household Products/Wares)	1,463	124,969
Ciena Corp.* (Telecommunications)	1,155	22,303
Cinemark Holdings, Inc. (Entertainment)	1,155	52,056
City National Corp. (Banks)	539	48,014
Clarcor, Inc. (Miscellaneous Manufacturing)	539	35,606
Clean Harbors, Inc.* (Environmental Control)	616	34,976
Cleco Corp. (Electric)	693	37,782
Cliffs Natural Resources, Inc. (Iron/Steel)	1,694	8,148
Cognex Corp.* (Machinery-Diversified)	924	45,821
Commerce Bancshares, Inc. (Banks)	924	39,104
Commercial Metals Co. (Iron/Steel)	1,309	21,193
Community Health Systems, Inc.* (Healthcare - Services)	1,309	68,435
CommVault Systems, Inc.* (Software)	462	20,189
Compass Minerals International, Inc. (Mining)	385	35,886
Convergys Corp. (Computers)	1,078	24,654

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	616	$27,184
Copart, Inc.* (Retail)	1,232	46,286
CoreLogic, Inc.* (Diversified Financial Services)	1,001	35,305
Corporate Office Properties Trust (REIT)	1,001	29,409
Corrections Corp. of America (REIT)	1,309	52,700
Crane Co. (Miscellaneous Manufacturing)	539	33,639
Cree, Inc.* (Semiconductors)	1,232	43,724
CST Brands, Inc. (Retail)	847	37,124
Cullen/Frost Bankers, Inc. (Banks)	616	42,553
Cypress Semiconductor Corp. (Semiconductors)	3,465	48,890
Cytec Industries, Inc. (Chemicals)	770	41,611
Dana Holding Corp. (Auto Parts & Equipment)	1,848	39,104
Dean Foods Co. (Food)	1,001	16,547
Deckers Outdoor Corp.* (Apparel)	385	28,055
Deluxe Corp. (Commercial Services)	539	37,342
Denbury Resources, Inc. (Oil & Gas)	3,850	28,067
DeVry, Inc. (Commercial Services)	616	20,550
Dick’s Sporting Goods, Inc. (Retail)	1,078	61,435
Diebold, Inc. (Computers)	693	24,574
Domino’s Pizza, Inc. (Retail)	616	61,939
Domtar Corp. (Forest Products & Paper)	693	32,030
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,386	52,266
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	770	18,634
Dresser-Rand Group, Inc.* (Oil & Gas Services)	847	68,056
Dril-Quip, Inc.* (Oil & Gas Services)	462	31,596
DST Systems, Inc. (Computers)	308	34,099
Duke Realty Corp. (REIT)	3,773	82,138
Eagle Materials, Inc. (Building Materials)	539	45,039
East West Bancorp, Inc. (Banks)	1,540	62,308
Eaton Vance Corp. (Diversified Financial Services)	1,309	54,507
Energen Corp. (Oil & Gas)	770	50,820
Energizer Holdings, Inc. (Electrical Components & Equipment)	693	95,669
Equity One, Inc. (REIT)	847	22,606
Esterline Technologies Corp.* (Aerospace/Defense)	308	35,241
Everest Re Group, Ltd. (Insurance)	462	80,388
Exelis, Inc. (Aerospace/Defense)	2,079	50,665
Extra Space Storage, Inc. (REIT)	1,232	83,246
FactSet Research Systems, Inc. (Media)	462	73,550
Fair Isaac Corp. (Software)	308	27,326
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,309	23,798
Federal Realty Investment Trust (REIT)	770	113,352
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,078	36,533
FEI Co. (Electronics)	462	35,269
First American Financial Corp. (Insurance)	1,155	41,210
First Horizon National Corp. (Banks)	2,541	36,311
First Niagara Financial Group, Inc. (Savings & Loans)	3,927	34,715
FirstMerit Corp. (Banks)	1,848	35,223
Flowers Foods, Inc. (Food)	2,002	45,525
Foot Locker, Inc. (Retail)	1,540	97,020
Fortinet, Inc.* (Telecommunications)	1,540	53,823
Fortune Brands Home & Security, Inc. (Building Materials)	1,771	84,087
FTI Consulting, Inc.* (Commercial Services)	462	17,307
Fulton Financial Corp. (Banks)	2,002	24,705
Gartner Group, Inc.* (Commercial Services)	924	77,477
GATX Corp. (Trucking & Leasing)	462	26,787
Genesee & Wyoming, Inc.* - Class A (Transportation)	539	51,981
Gentex Corp. (Electronics)	3,234	59,182
Global Payments, Inc. (Commercial Services)	770	70,594
Graco, Inc. (Machinery-Diversified)	616	44,451
Graham Holdings Co. - Class B (Commercial Services)	77	80,822
Granite Construction, Inc. (Engineering & Construction)	385	13,529
Great Plains Energy, Inc. (Electric)	1,694	45,196
Greif, Inc. - Class A (Packaging & Containers)	385	15,119
GUESS?, Inc. (Retail)	693	12,883
Gulfport Energy Corp.* (Oil & Gas)	924	42,421
Halyard Health, Inc.* (Healthcare - Products)	539	26,519
Hancock Holding Co. (Banks)	847	25,291
Hanover Insurance Group, Inc. (Insurance)	462	33,532
Harsco Corp. (Miscellaneous Manufacturing)	847	14,619
Hawaiian Electric Industries, Inc. (Electric)	1,155	37,099
HCC Insurance Holdings, Inc. (Insurance)	1,078	61,090
Health Net, Inc.* (Healthcare - Services)	847	51,235
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,078	16,127
Herman Miller, Inc. (Office Furnishings)	616	17,100
Highwoods Properties, Inc. (REIT)	1,001	45,826
Hill-Rom Holdings, Inc. (Healthcare - Products)	616	30,184
HMS Holdings Corp.* (Commercial Services)	1,001	15,465
HNI Corp. (Office Furnishings)	462	25,489
HollyFrontier Corp. (Oil & Gas)	2,156	86,821
Hologic, Inc.* (Healthcare - Products)	2,695	89,003
Home Properties, Inc. (REIT)	616	42,683
Hospitality Properties Trust (REIT)	1,617	53,345
HSN, Inc. (Retail)	385	26,269
Hubbell, Inc. - Class B (Electrical Components & Equipment)	616	67,526
Huntington Ingalls Industries, Inc. (Shipbuilding)	539	75,541
IDACORP, Inc. (Electric)	539	33,887
IDEX Corp. (Machinery-Diversified)	847	64,228
IDEXX Laboratories, Inc.* (Healthcare - Products)	539	83,265
Informatica Corp.* (Software)	1,232	54,029
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,694	42,553
Ingredion, Inc. (Food)	770	59,921
Integrated Device Technology, Inc.* (Semiconductors)	1,617	32,372

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
InterDigital, Inc. (Telecommunications)	385	$19,535
International Bancshares Corp. (Banks)	616	16,034
International Game Technology (Entertainment)	2,695	46,920
International Speedway Corp. - Class A (Entertainment)	308	10,044
Intersil Corp. - Class A (Semiconductors)	1,463	20,950
IPG Photonics Corp.* (Semiconductors)	385	35,690
Itron, Inc.* (Electronics)	385	14,056
ITT Corp. (Miscellaneous Manufacturing)	1,001	39,950
J.B. Hunt Transport Services, Inc. (Transportation)	1,001	85,479
J.C. Penney Co., Inc.* (Retail)	3,388	28,493
Jabil Circuit, Inc. (Electronics)	2,156	50,407
Jack Henry & Associates, Inc. (Computers)	924	64,578
Janus Capital Group, Inc. (Diversified Financial Services)	1,617	27,796
Jarden Corp.* (Leisure Time)	2,002	105,906
JDS Uniphase Corp.* (Telecommunications)	2,541	33,338
JetBlue Airways Corp.* (Airlines)	2,849	54,843
John Wiley & Sons, Inc. (Media)	539	32,955
Jones Lang LaSalle, Inc. (Real Estate)	462	78,725
Kate Spade & Co.* (Retail)	1,386	46,279
KB Home (Home Builders)	1,001	15,636
KBR, Inc. (Engineering & Construction)	1,617	23,414
Kemper Corp. (Insurance)	539	20,999
Kennametal, Inc. (Hand/Machine Tools)	847	28,535
Keysight Technologies, Inc.* (Electronics)	1,848	68,654
Kilroy Realty Corp. (REIT)	924	70,381
Kirby Corp.* (Transportation)	616	46,231
KLX, Inc.* (Aerospace/Defense)	539	20,773
Knowles Corp.* (Electronics)	924	17,805
Lamar Advertising Co. - Class A (REIT)	847	50,202
Lancaster Colony Corp. (Food)	231	21,984
Landstar System, Inc. (Transportation)	462	30,631
LaSalle Hotel Properties (REIT)	1,232	47,876
Leidos Holdings, Inc. (Computers)	693	29,078
Lennox International, Inc. (Building Materials)	462	51,601
Lexmark International, Inc. - Class A (Computers)	693	29,342
Liberty Property Trust (REIT)	1,617	57,727
Life Time Fitness, Inc.* (Leisure Time)	385	27,320
LifePoint Hospitals, Inc.* (Healthcare - Services)	462	33,934
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	847	55,386
Live Nation, Inc.* (Commercial Services)	1,617	40,797
LKQ Corp.* (Distribution/Wholesale)	3,311	84,629
Louisiana-Pacific Corp.* (Building Materials)	1,540	25,425
M.D.C. Holdings, Inc. (Home Builders)	462	13,167
Mack-Cali Realty Corp. (REIT)	924	17,815
Manpower, Inc. (Commercial Services)	847	72,969
MAXIMUS, Inc. (Computers)	693	46,265
MDU Resources Group, Inc. (Electric)	2,156	46,009
Mednax, Inc.* (Healthcare - Services)	1,078	78,166
Mentor Graphics Corp. (Computers)	1,078	25,904
Mercury General Corp. (Insurance)	385	22,234
Meredith Corp. (Media)	385	21,471
Mettler Toledo International, Inc.* (Electronics)	308	101,224
Mid-America Apartment Communities, Inc. (REIT)	847	65,448
Minerals Technologies, Inc. (Chemicals)	385	28,144
MSA Safety, Inc. (Environmental Control)	308	15,363
MSC Industrial Direct Co. - Class A (Retail)	539	38,916
MSCI, Inc. - Class A (Software)	1,232	75,534
Murphy USA, Inc.* (Oil & Gas)	462	33,435
Nabors Industries, Ltd. (Oil & Gas)	3,157	43,094
National Fuel Gas Co. (Gas)	924	55,745
National Instruments Corp. (Electronics)	1,078	34,539
National Retail Properties, Inc. (REIT)	1,463	59,939
NCR Corp.* (Computers)	1,848	54,534
NeuStar, Inc.* - Class A (Telecommunications)	616	15,166
New York Community Bancorp (Savings & Loans)	4,851	81,157
NewMarket Corp. (Chemicals)	154	73,581
Nordson Corp. (Machinery-Diversified)	616	48,257
NOW, Inc.* (Oil & Gas Services)	1,155	24,994
NVR, Inc.* (Home Builders)	77	102,307
Oceaneering International, Inc. (Oil & Gas Services)	1,078	58,137
Office Depot, Inc.* (Retail)	5,390	49,588
OGE Energy Corp. (Electric)	2,156	68,151
Oil States International, Inc.* (Oil & Gas Services)	539	21,436
Old Dominion Freight Line, Inc.* (Transportation)	770	59,521
Old Republic International Corp. (Insurance)	2,618	39,113
Olin Corp. (Chemicals)	847	27,138
OMEGA Healthcare Investors, Inc. (REIT)	1,540	62,478
Omnicare, Inc. (Pharmaceuticals)	1,078	83,071
ONE Gas, Inc. (Gas)	539	23,301
Orbital Atk, Inc. (Aerospace/Defense)	616	47,204
Oshkosh Truck Corp. (Machinery - Construction & Mining)	847	41,326
Owens & Minor, Inc. (Pharmaceuticals)	693	23,451
Packaging Corp. of America (Packaging & Containers)	1,078	84,289
PacWest Bancorp (Banks)	1,078	50,547
Panera Bread Co.* - Class A (Retail)	308	49,278
Patterson-UTI Energy, Inc. (Oil & Gas)	1,617	30,359
Peabody Energy Corp. (Coal)	3,003	14,775
Plantronics, Inc. (Telecommunications)	462	24,463
PNM Resources, Inc. (Electric)	847	24,732
Polaris Industries, Inc. (Leisure Time)	693	97,782
Polycom, Inc.* (Telecommunications)	1,463	19,604
PolyOne Corp. (Chemicals)	1,001	37,387
Post Holdings, Inc.* (Food)	539	25,247
Potlatch Corp. (REIT)	462	18,498
Primerica, Inc. (Insurance)	539	27,436
Prosperity Bancshares, Inc. (Banks)	693	36,369
PTC, Inc.* (Software)	1,232	44,561
Qorvo, Inc.* (Telecommunications)	1,617	128,875
Questar Corp. (Gas)	1,925	45,931

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
R.R. Donnelley & Sons Co. (Commercial Services)	2,233	$42,851
Rackspace Hosting, Inc.* (Software)	1,309	67,531
Raymond James Financial Corp. (Diversified Financial Services)	1,386	78,697
Rayonier, Inc. (REIT)	1,386	37,367
Realty Income Corp. (REIT)	2,464	127,142
Regal-Beloit Corp. (Hand/Machine Tools)	462	36,923
Regency Centers Corp. (REIT)	1,001	68,108
Reinsurance Group of America, Inc. (Insurance)	770	71,756
Reliance Steel & Aluminum Co. (Iron/Steel)	847	51,735
RenaissanceRe Holdings (Insurance)	539	53,754
Rent-A-Center, Inc. (Commercial Services)	616	16,903
ResMed, Inc. (Healthcare - Products)	1,540	110,542
Riverbed Technology, Inc.* (Computers)	1,694	35,422
Rock-Tenn Co. - Class A (Packaging & Containers)	1,540	99,330
Rollins, Inc. (Commercial Services)	1,078	26,659
Rosetta Resources, Inc.* (Oil & Gas)	770	13,105
Rovi Corp.* (Semiconductors)	1,001	18,228
Rowan Cos. PLC - Class A (Oil & Gas)	1,386	24,546
Royal Gold, Inc. (Mining)	693	43,735
RPM, Inc. (Chemicals)	1,463	70,209
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	693	119,757
Science Applications International Corp. (Computers)	462	23,724
SEI Investments Co. (Commercial Services)	1,463	64,504
Semtech Corp.* (Semiconductors)	770	20,517
Senior Housing Properties Trust (REIT)	2,618	58,093
Sensient Technologies Corp. (Chemicals)	539	37,126
Service Corp. International (Commercial Services)	2,233	58,169
Signature Bank* (Banks)	539	69,843
Signet Jewelers, Ltd. (Retail)	847	117,556
Silgan Holdings, Inc. (Packaging & Containers)	462	26,856
Silicon Laboratories, Inc.* (Semiconductors)	462	23,456
Sirona Dental Systems, Inc.* (Healthcare - Products)	616	55,434
SLM Corp. (Diversified Financial Services)	4,620	42,874
SM Energy Co. (Oil & Gas)	770	39,794
Smith Corp. (Miscellaneous Manufacturing)	847	55,614
SolarWinds, Inc.* (Software)	693	35,509
Solera Holdings, Inc. (Software)	770	39,778
Sonoco Products Co. (Packaging & Containers)	1,078	49,006
Sotheby’s - Class A (Commercial Services)	693	29,286
SPX Corp. (Miscellaneous Manufacturing)	462	39,224
StanCorp Financial Group, Inc. (Insurance)	462	31,693
Steel Dynamics, Inc. (Iron/Steel)	2,618	52,621
STERIS Corp. (Healthcare - Products)	693	48,697
Stifel Financial Corp.* (Diversified Financial Services)	693	38,635
SunEdison, Inc.* (Energy - Alternate Sources)	2,772	66,528
Superior Energy Services, Inc. (Oil & Gas Services)	1,694	37,844
SUPERVALU, Inc.* (Food)	2,233	25,970
SVB Financial Group* (Banks)	539	68,475
Synopsys, Inc.* (Computers)	1,694	78,466
Synovus Financial Corp. (Banks)	1,463	40,979
Tanger Factory Outlet Centers, Inc. (REIT)	1,001	35,205
Taubman Centers, Inc. (REIT)	693	53,451
TCF Financial Corp. (Banks)	1,771	27,840
Tech Data Corp.* (Electronics)	385	22,241
Teledyne Technologies, Inc.* (Aerospace/Defense)	385	41,091
Teleflex, Inc. (Healthcare - Products)	462	55,823
Telephone & Data Systems, Inc. (Telecommunications)	1,078	26,842
Tempur-Pedic International, Inc.* (Home Furnishings)	693	40,014
Teradyne, Inc. (Semiconductors)	2,387	44,995
Terex Corp. (Machinery - Construction & Mining)	1,155	30,711
The Cheesecake Factory, Inc. (Retail)	539	26,589
The Cooper Cos., Inc. (Healthcare - Products)	539	101,020
The Corporate Executive Board Co. (Commercial Services)	385	30,746
The Hain Celestial Group, Inc.* (Food)	1,155	73,979
The New York Times Co. - Class A (Media)	1,463	20,131
The Scotts Miracle-Gro Co. - Class A (Housewares)	462	31,033
The Timken Co. (Metal Fabricate/Hardware)	847	35,693
The Ultimate Software Group, Inc.* (Software)	308	52,346
The Valspar Corp. (Chemicals)	847	71,173
The Wendy’s Co. (Retail)	3,003	32,733
Thor Industries, Inc. (Home Builders)	539	34,070
Thoratec Corp.* (Healthcare - Products)	616	25,804
Tidewater, Inc. (Transportation)	539	10,316
Time, Inc. (Media)	1,232	27,646
TimkenSteel Corp. (Metal Fabricate/Hardware)	385	10,191
Toll Brothers, Inc.* (Home Builders)	1,771	69,671
Tootsie Roll Industries, Inc. (Food)	232	7,867
Towers Watson & Co. - Class A (Commercial Services)	770	101,783
TreeHouse Foods, Inc.* (Food)	462	39,279
Trimble Navigation, Ltd.* (Electronics)	2,849	71,795
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,694	60,154
Triumph Group, Inc. (Aerospace/Defense)	539	32,189
Trustmark Corp. (Banks)	770	18,696
Tupperware Corp. (Housewares)	539	37,202
Tyler Technologies, Inc.* (Software)	385	46,404
UDR, Inc. (REIT)	2,849	96,951
UGI Corp. (Gas)	1,925	62,736
Umpqua Holdings Corp. (Banks)	2,387	41,009
Unit Corp.* (Oil & Gas)	539	15,081
United Natural Foods, Inc.* (Food)	539	41,525

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United States Steel Corp. (Iron/Steel)	1,617	$39,455
United Therapeutics Corp.* (Biotechnology)	539	92,942
Urban Edge Properties (REIT)	924	21,899
Valley National Bancorp (Banks)	2,464	23,260
Valmont Industries, Inc. (Metal Fabricate/Hardware)	231	28,385
VCA Antech, Inc.* (Pharmaceuticals)	924	50,654
Vectren Corp. (Gas)	924	40,785
VeriFone Systems, Inc.* (Computers)	1,232	42,984
Vishay Intertechnology, Inc. (Electronics)	1,463	20,219
Vista Outdoor, Inc.-WI* (Retail)	693	29,674
W.R. Berkley Corp. (Insurance)	1,078	54,450
Wabtec Corp. (Machinery-Diversified)	1,078	102,420
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	924	45,775
Washington Federal, Inc. (Savings & Loans)	1,078	23,506
Waste Connections, Inc. (Environmental Control)	1,386	66,723
Watsco, Inc. (Distribution/Wholesale)	308	38,716
Webster Financial Corp. (Banks)	1,001	37,087
Weingarten Realty Investors (REIT)	1,232	44,327
WellCare Health Plans, Inc.* (Healthcare - Services)	462	42,255
Werner Enterprises, Inc. (Transportation)	462	14,511
Westar Energy, Inc. (Electric)	1,463	56,706
Western Refining, Inc. (Oil & Gas)	770	38,030
WEX, Inc.* (Commercial Services)	462	49,600
WGL Holdings, Inc. (Gas)	539	30,400
Whitewave Foods Co.* (Food)	1,925	85,354
Williams-Sonoma, Inc. (Retail)	924	73,652
Woodward, Inc. (Electronics)	616	31,422
World Fuel Services Corp. (Retail)	770	44,260
Worthington Industries, Inc. (Iron/Steel)	539	14,343
WP GLIMCHER, Inc. (REIT)	2,002	33,293
WPX Energy, Inc.* (Oil & Gas)	2,233	24,407
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	539	48,896
TOTAL COMMON STOCKS (Cost $11,212,896)		18,189,793

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $10,516,017	$10,516,000	$10,516,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,516,000)		10,516,000
TOTAL INVESTMENT SECURITIES (Cost $21,728,896) - 88.6%		28,705,793
Net other assets (liabilities) - 11.4%		3,683,599

NET ASSETS - 100.0%		$32,389,392

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $4,435,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	8	6/22/15	$1,216,000	$33,666

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/15	0.54%	$19,175,514	$233,696
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/15	0.29%	6,072,032	99,200
				25,247,546	332,896

S&P MidCap 400	UBS AG	4/27/15	0.44%	11,153,685	65,591
SPDR S&P MidCap 400 ETF	UBS AG	4/27/15	0.44%	8,841,929	56,146
				19,995,614	121,737
				$45,243,160	$454,633

^                              Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$300,645	1.0%
Airlines	151,665	0.5%
Apparel	85,016	0.3%
Auto Parts & Equipment	39,104	0.1%
Banks	847,555	2.6%
Beverages	20,590	0.1%
Biotechnology	166,906	0.5%
Building Materials	206,152	0.7%
Chemicals	570,880	1.8%
Coal	14,775	NM
Commercial Services	976,651	3.0%
Computers	604,929	1.9%
Cosmetics/Personal Care	38,144	0.1%
Distribution/Wholesale	165,898	0.5%
Diversified Financial Services	413,164	1.3%
Electric	450,481	1.3%
Electrical Components & Equipment	284,110	0.9%
Electronics	657,837	2.1%
Energy - Alternate Sources	66,528	0.2%
Engineering & Construction	89,152	0.3%
Entertainment	127,654	0.4%
Environmental Control	117,062	0.3%
Food	443,198	1.4%
Forest Products & Paper	32,030	0.1%
Gas	318,511	1.0%
Hand/Machine Tools	120,844	0.4%
Healthcare - Products	706,316	2.2%
Healthcare - Services	366,557	1.1%
Home Builders	234,851	0.7%
Home Furnishings	40,014	0.1%
Household Products/Wares	124,969	0.4%
Housewares	68,235	0.2%
Insurance	824,515	2.5%
Internet	33,550	0.1%
Iron/Steel	211,445	0.7%
Leisure Time	282,509	0.9%
Machinery - Construction & Mining	72,037	0.2%
Machinery-Diversified	394,424	1.2%
Media	222,963	0.6%
Metal Fabricate/Hardware	74,269	0.2%
Mining	79,621	0.2%
Miscellaneous Manufacturing	439,283	1.2%
Office Furnishings	42,589	0.1%
Oil & Gas	515,243	1.6%
Oil & Gas Services	258,190	0.9%
Packaging & Containers	324,522	1.0%
Pharmaceuticals	317,174	1.0%
Real Estate	98,674	0.3%
REIT	1,802,604	5.7%
Retail	1,262,681	3.9%
Savings & Loans	139,378	0.4%
Semiconductors	368,581	1.1%
Shipbuilding	75,541	0.2%
Software	709,990	2.2%
Telecommunications	386,222	1.2%
Transportation	325,854	0.9%
Trucking & Leasing	26,787	0.1%
Water	50,724	0.2%
Other**	14,199,599	43.9%
Total	$32,389,392	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (48.4%)
1-800-Flowers.com, Inc.* - Class A (Internet)	560	$6,625
22nd Century Group, Inc.* (Agriculture)	960	826
8x8, Inc.* (Internet)	1,120	9,408
AAON, Inc. (Building Materials)	480	11,774
AAR Corp. (Aerospace/Defense)	480	14,736
Abaxis, Inc. (Healthcare - Products)	240	15,386
ABIOMED, Inc.* (Healthcare - Products)	480	34,358
ABM Industries, Inc. (Commercial Services)	640	20,390
Abraxas Petroleum Corp.* (Oil & Gas)	1,120	3,640
Acacia Research Corp. (Investment Companies)	640	6,848
Acadia Healthcare Co., Inc.* (Healthcare - Services)	400	28,641
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	880	28,679
Acadia Realty Trust (REIT)	640	22,323
Accelerate Diagnostics, Inc.* (Healthcare - Products)	320	7,200
Acco Brands Corp.* (Household Products/Wares)	1,440	11,966
Accuray, Inc.* (Healthcare - Products)	960	8,928
Accuride Corp.* (Auto Parts & Equipment)	800	3,728
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	1,544
Aceto Corp. (Chemicals)	400	8,800
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,200	11,832
ACI Worldwide, Inc.* (Software)	1,200	25,992
Acorda Therapeutics, Inc.* (Biotechnology)	480	15,974
Actua Corp.* (Software)	480	7,435
Actuant Corp. - Class A (Miscellaneous Manufacturing)	800	18,992
Acxiom Corp.* (Software)	880	16,271
ADTRAN, Inc. (Telecommunications)	640	11,949
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	12,317
Advent Software, Inc. (Software)	560	24,702
Advisory Board Co.* (Commercial Services)	400	21,312
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	8,374
Aegion Corp.* (Engineering & Construction)	480	8,664
Aeropostale, Inc.* (Retail)	1,360	4,719
Affymetrix, Inc.* (Healthcare - Products)	960	12,058
AG Mortgage Investment Trust, Inc. (REIT)	400	7,536
Agenus, Inc.* (Biotechnology)	1,120	5,746
Air Methods Corp.* (Healthcare - Services)	400	18,636
Air Transport Services Group, Inc.* (Transportation)	720	6,638
Aircastle, Ltd. (Diversified Financial Services)	720	16,171
AK Steel Holding Corp.* (Iron/Steel)	1,600	7,152
Akorn, Inc.* (Pharmaceuticals)	720	34,207
Albany International Corp. - Class A (Machinery-Diversified)	320	12,720
Albany Molecular Research, Inc.* (Commercial Services)	320	5,632
Alexander & Baldwin, Inc. (Real Estate)	560	24,181
Alimera Sciences, Inc.* (Pharmaceuticals)	560	2,806
ALLETE, Inc. (Electric)	480	25,325
Alliance One International, Inc.* (Agriculture)	1,600	1,760
ALON USA Energy, Inc. (Oil & Gas)	400	6,628
Alpha & Omega Semiconductor LT* (Semiconductors)	400	3,564
Alpha Natural Resources, Inc.* (Coal)	2,720	2,719
Altisource Residential Corp. (Real Estate)	640	13,350
Altra Holdings, Inc. (Machinery-Diversified)	320	8,845
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	17,491
Ambac Financial Group, Inc.* (Insurance)	480	11,616
Ambarella, Inc.* (Semiconductors)	320	24,228
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	320	11,357
Amedisys, Inc.* (Healthcare - Services)	400	10,712
American Assets Trust, Inc. (REIT)	400	17,312
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	20,664
American Capital Mortgage Investment Corp. (REIT)	640	11,494
American Eagle Energy Corp.* (Oil & Gas)	640	115
American Eagle Outfitters, Inc. (Retail)	2,080	35,526
American Equity Investment Life Holding Co. (Insurance)	800	23,304
American Residential Properties, Inc.* (REIT)	400	7,196
American Software, Inc. - Class A (Software)	400	4,088
American States Water Co. (Water)	480	19,147
American Vanguard Corp. (Chemicals)	400	4,248
Ameris Bancorp (Banks)	320	8,445
Amkor Technology, Inc.* (Semiconductors)	1,040	9,188
AMN Healthcare Services, Inc.* (Commercial Services)	640	14,765
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	640	4,819
AmSurg Corp.* (Healthcare - Services)	400	24,608
AmTrust Financial Services, Inc. (Insurance)	320	18,235
Amyris, Inc.* (Energy-Alternate Sources)	720	1,728
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	400	23,140
Angie’s List, Inc.* (Internet)	560	3,287
AngioDynamics, Inc.* (Healthcare - Products)	400	7,116

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc.* (Telecommunications)	320	$24,362
ANN, Inc.* (Retail)	480	19,694
Antares Pharma, Inc.* (Pharmaceuticals)	1,840	4,986
Anworth Mortgage Asset Corp. (REIT)	1,600	8,144
Apogee Enterprises, Inc. (Building Materials)	320	13,824
Apollo Commercial Real Estate Finance, Inc. (REIT)	560	9,621
Apollo Residential Mortgage, Inc. (REIT)	400	6,380
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	21,763
Applied Micro Circuits Corp.* (Semiconductors)	960	4,896
Approach Resources, Inc.* (Oil & Gas)	480	3,163
Aratana Therapeutics, Inc.* (Pharmaceuticals)	400	6,404
ARC Document Solutions, Inc.* (Commercial Services)	720	6,646
ArcBest Corp. (Transportation)	320	12,125
Arch Coal, Inc.* (Coal)	2,640	2,640
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,480	10,838
Ares Commercial Real Estate Corp. (REIT)	400	4,420
Argo Group International Holdings, Ltd. (Insurance)	320	16,048
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,920	15,821
ARMOUR Residential REIT, Inc. (REIT)	4,000	12,680
Array BioPharma, Inc.* (Pharmaceuticals)	1,680	12,382
Arrowhead Research Corp.* (Commercial Services)	640	4,330
Aruba Networks, Inc.* (Telecommunications)	1,200	29,387
Asbury Automotive Group, Inc.* (Retail)	320	26,592
Ashford Hospitality Prime, Inc. (REIT)	400	6,708
Ashford Hospitality Trust (REIT)	880	8,466
Aspen Technology, Inc.* (Software)	960	36,950
Associated Estates Realty Corp. (REIT)	720	17,770
Astoria Financial Corp. (Savings & Loans)	1,040	13,468
Atlantic Power Corp. (Electric)	1,680	4,721
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	13,766
Atricure, Inc.* (Healthcare - Products)	400	8,196
AVG Technologies N.V.* (Software)	480	10,392
Avista Corp. (Electric)	640	21,875
Axcelis Technologies, Inc.* (Semiconductors)	2,080	4,950
Axiall Corp. (Chemicals)	720	33,796
AZZ, Inc. (Miscellaneous Manufacturing)	320	14,909
B&G Foods, Inc. - Class A (Food)	560	16,481
Balchem Corp. (Chemicals)	320	17,722
Baltic Trading, Ltd. (Transportation)	800	1,192
Banc of California, Inc. (Savings & Loans)	480	5,909
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	400	13,116
Bancorp, Inc.* (Banks)	480	4,334
BancorpSouth, Inc. (Banks)	1,040	24,149
Bank Mutual Corp. (Savings & Loans)	800	5,856
Bank of the Ozarks, Inc. (Banks)	880	32,498
Bankrate, Inc.* (Internet)	800	9,072
Barnes & Noble, Inc.* (Retail)	480	11,400
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	22,674
Basic Energy Services, Inc.* (Oil & Gas Services)	400	2,772
Bazaarvoice, Inc.* (Internet)	720	4,068
BBCN Bancorp, Inc. (Banks)	880	12,734
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	17,528
Beazer Homes USA, Inc.* (Home Builders)	320	5,670
bebe Stores, Inc. (Retail)	880	3,194
Belden, Inc. (Electrical Components & Equipment)	480	44,909
Belmond, Ltd.* (Lodging)	1,120	13,754
Benchmark Electronics, Inc.* (Electronics)	640	15,379
Beneficial Bancorp, Inc.* (Savings & Loans)	400	4,516
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	8,864
Berry Plastics Group, Inc.* (Packaging & Containers)	960	34,742
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,000	18,900
Bill Barrett Corp.* (Oil & Gas)	560	4,648
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	880	7,946
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	560	5,880
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,360	2,448
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	320	11,277
BioScrip, Inc.* (Pharmaceuticals)	880	3,898
Biotelemetry, Inc.* (Healthcare - Products)	480	4,248
Biotime, Inc.* (Biotechnology)	1,120	5,566
BJ’s Restaurants, Inc.* (Retail)	320	16,144
Black Diamond, Inc.* (Leisure Time)	400	3,780
Black Hills Corp. (Electric)	480	24,211
Blackbaud, Inc. (Software)	480	22,742
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	560	20,031
Bloomin Brands, Inc. (Retail)	880	21,410
Blount International, Inc.* (Miscellaneous Manufacturing)	640	8,243
Blucora, Inc.* (Internet)	560	7,650
Bob Evans Farms, Inc. (Retail)	320	14,803
Boingo Wireless, Inc.* (Internet)	480	3,619
Boise Cascade Co.* (Building Materials)	480	17,981
Bonanza Creek Energy, Inc.* (Oil & Gas)	400	9,864
Boston Private Financial Holdings, Inc. (Banks)	960	11,664
Bottomline Technologies, Inc.* (Software)	480	13,138
Boulder Brands, Inc.* (Food)	720	6,862
Boyd Gaming Corp.* (Lodging)	960	13,632
Brady Corp. - Class A (Electronics)	560	15,842
Briggs & Stratton Corp. (Machinery-Diversified)	560	11,502
Bright Horizons Family Solutions, Inc.* (Commercial Services)	320	16,406
Brightcove, Inc.* (Software)	480	3,518
Bristow Group, Inc. (Oil & Gas Services)	400	21,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BroadSoft, Inc.* (Software)	400	$13,384
Brookline Bancorp, Inc. (Savings & Loans)	880	8,844
Brooks Automation, Inc. (Semiconductors)	880	10,234
Brown Shoe Co., Inc. (Retail)	480	15,744
Brunswick Corp. (Leisure Time)	960	49,391
Builders FirstSource, Inc.* (Building Materials)	720	4,802
Burlington Stores, Inc.* (Retail)	320	19,014
C&J Energy Services, Ltd.* (Oil & Gas Services)	480	5,342
Cabot Microelectronics Corp.* (Semiconductors)	320	15,990
CACI International, Inc.* - Class A (Computers)	240	21,581
Caesars Acquisition Co.* - Class A (Investment Companies)	640	4,352
Caesars Entertainment Corp.* (Lodging)	640	6,739
Calamp Corp.* (Telecommunications)	480	7,771
Calgon Carbon Corp. (Chemicals)	640	13,485
California Water Service Group (Water)	560	13,726
Calix, Inc.* (Telecommunications)	640	5,370
Callaway Golf Co. (Leisure Time)	1,040	9,911
Callidus Software, Inc.* (Software)	640	8,115
Callon Petroleum Co.* (Oil & Gas)	560	4,183
Cambrex Corp.* (Biotechnology)	400	15,852
Campus Crest Communities, Inc. (REIT)	880	6,301
Cantel Medical Corp. (Healthcare - Products)	400	19,000
Capital Bank Financial Corp.* - Class A (Banks)	320	8,835
Capital Senior Living Corp.* (Healthcare - Services)	400	10,376
Capitol Federal Financial, Inc. (Savings & Loans)	1,600	20,000
Capstead Mortgage Corp. (REIT)	1,120	13,182
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,480	2,912
Cardinal Financial Corp. (Banks)	400	7,992
Cardiovascular System, Inc.* (Healthcare - Products)	320	12,493
Cardtronics, Inc.* (Commercial Services)	480	18,048
Career Education Corp.* (Commercial Services)	1,040	5,231
CareTrust REIT, Inc. (REIT)	320	4,339
Carmike Cinemas, Inc.* (Entertainment)	320	10,752
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	23,832
Carrols Restaurant Group, Inc.* (Retail)	640	5,306
Cascade Bancorp* (Banks)	640	3,072
Casella Waste System, Inc.* - Class A (Environmental Control)	720	3,960
Casey’s General Stores, Inc. (Retail)	400	36,040
Cash America International, Inc. (Retail)	320	7,456
Cathay Bancorp, Inc. (Banks)	880	25,036
Cavium, Inc.* (Semiconductors)	560	39,659
CBIZ, Inc.* (Commercial Services)	640	5,971
Ceco Environmental Corp. (Environmental Control)	320	3,395
Cedar Realty Trust, Inc. (REIT)	1,120	8,389
Celadon Group, Inc. (Transportation)	320	8,710
Celldex Therapeutics, Inc.* (Biotechnology)	1,040	28,986
Cempra, Inc.* (Pharmaceuticals)	400	13,724
Centerstate Banks, Inc. (Banks)	560	6,670
Central European Media Enterprises, Ltd.* - Class A (Media)	1,360	3,618
Central Garden & Pet Co.* - Class A (Household Products/Wares)	640	6,797
Century Aluminum Co.* (Mining)	640	8,832
Cenveo, Inc.* (Commercial Services)	1,040	2,226
Cepheid, Inc.* (Healthcare - Products)	720	40,968
Cerus Corp.* (Healthcare - Products)	1,200	5,004
CEVA, Inc.* (Semiconductors)	320	6,822
Chambers Street Properties (REIT)	2,640	20,803
Channeladvisor Corp.* (Internet)	240	2,326
Chart Industries, Inc.* (Machinery-Diversified)	320	11,224
Charter Financial Corp. (Savings & Loans)	400	4,600
Chatham Lodging Trust (REIT)	320	9,411
Checkpoint Systems, Inc. (Electronics)	560	6,059
Chegg, Inc.* (Internet)	960	7,632
Chemical Financial Corp. (Banks)	400	12,544
Chemocentryx, Inc.* (Pharmaceuticals)	640	4,832
Chemtura Corp.* (Chemicals)	1,040	28,382
Chesapeake Lodging Trust (REIT)	560	18,945
Chimerix, Inc.* (Pharmaceuticals)	320	12,061
Christopher & Banks Corp.* (Retail)	560	3,114
CIBER, Inc.* (Computers)	1,200	4,944
Ciena Corp.* (Telecommunications)	1,120	21,627
Cimpress N.V.* (Commercial Services)	400	33,752
Cincinnati Bell, Inc.* (Telecommunications)	2,560	9,037
Cinedigm Corp.* - Class A (Internet)	1,440	2,333
Cirrus Logic, Inc.* (Semiconductors)	720	23,947
Citizens, Inc.* (Insurance)	720	4,435
Civeo Corp. (Commercial Services)	1,040	2,642
Clarcor, Inc. (Miscellaneous Manufacturing)	560	36,995
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	880	4,695
Clearwater Paper Corp.* (Forest Products & Paper)	240	15,673
Cleco Corp. (Electric)	640	34,893
Clifton Bancorp, Inc. (Savings & Loans)	400	5,644
Cloud Peak Energy, Inc.* (Coal)	720	4,190
Clovis Oncology, Inc.* (Pharmaceuticals)	320	23,754
ClubCorp Holdings, Inc. (Leisure Time)	320	6,195
CNO Financial Group, Inc. (Insurance)	2,320	39,950
CoBiz Financial, Inc. (Banks)	560	6,899
Coeur d’Alene Mines Corp.* (Mining)	1,280	6,029
Cogent Communications Group, Inc. (Internet)	560	19,785
Cognex Corp.* (Machinery-Diversified)	880	43,639
Coherent, Inc.* (Electronics)	240	15,590
Cohu, Inc. (Semiconductors)	400	4,376
Colony Financial, Inc. (REIT)	1,040	26,957
Columbia Banking System, Inc. (Banks)	560	16,223
Comfort Systems USA, Inc. (Engineering & Construction)	480	10,099
Commercial Metals Co. (Iron/Steel)	1,280	20,723
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	3,091
Community Bank System, Inc. (Banks)	480	16,987
CommVault Systems, Inc.* (Software)	480	20,976

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
comScore, Inc.* (Internet)	400	$20,480
Comstock Resources, Inc. (Oil & Gas)	560	1,999
Comverse, Inc.* (Telecommunications)	320	6,304
CONMED Corp. (Healthcare - Products)	320	16,157
Conn’s, Inc.* (Retail)	320	9,690
Consolidated Communications Holdings, Inc. (Telecommunications)	480	9,792
Constant Contact, Inc.* (Software)	400	15,284
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	480	3,355
Convergys Corp. (Computers)	1,120	25,614
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	30,845
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,200	6,720
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	240	15,437
Corenergy Infrastructure Trust (REIT)	560	3,881
CoreSite Realty Corp. (REIT)	240	11,683
Cornerstone OnDemand, Inc.* (Software)	560	16,178
Cousins Properties, Inc. (REIT)	2,160	22,896
Cowen Group, Inc.* - Class A (Diversified Financial Services)	1,600	8,320
Crawford & Co. (Insurance)	480	4,147
Cray, Inc.* (Computers)	480	13,478
Crocs, Inc.* (Apparel)	1,040	12,282
Cross Country Healthcare, Inc.* (Commercial Services)	560	6,642
Crown Media Holdings, Inc.* (Media)	880	3,520
CryoLife, Inc. (Healthcare - Products)	480	4,978
CSG Systems International, Inc. (Software)	400	12,156
CTI BioPharma Corp.* (Biotechnology)	2,000	3,620
CTS Corp. (Electronics)	400	7,196
CubeSmart (REIT)	1,520	36,708
Cubic Corp. (Aerospace/Defense)	240	12,425
CUI Global, Inc.* (Electronics)	400	2,344
Cumulus Media, Inc.* - Class A (Media)	1,680	4,150
Curtiss-Wright Corp. (Aerospace/Defense)	480	35,491
Customers Bancorp, Inc.* (Banks)	320	7,795
CVB Financial Corp. (Banks)	1,200	19,127
Cyan, Inc.* (Telecommunications)	720	2,873
Cyberonics, Inc.* (Healthcare - Products)	320	20,774
Cynosure, Inc.* - Class A (Healthcare - Products)	320	9,814
Cypress Semiconductor Corp. (Semiconductors)	3,520	49,668
CYS Investments, Inc. (REIT)	1,840	16,394
Cytokinetics, Inc.* (Biotechnology)	720	4,882
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,440	1,699
CytRx Corp.* (Biotechnology)	960	3,235
Daktronics, Inc. (Home Furnishings)	560	6,054
Dana Holding Corp. (Auto Parts & Equipment)	1,680	35,549
Darling International, Inc.* (Food)	1,760	24,658
DCT Industrial Trust, Inc. (REIT)	880	30,501
DealerTrack Holdings, Inc.* (Software)	560	21,571
Dean Foods Co. (Food)	1,040	17,191
del Frisco’s Restaurant Group* (Retail)	320	6,448
Delek US Holdings, Inc. (Oil & Gas)	640	25,440
Deluxe Corp. (Commercial Services)	560	38,798
Demand Media, Inc.* (Media)	160	915
Demandware, Inc.* (Software)	320	19,488
Denny’s Corp.* (Retail)	1,120	12,768
DepoMed, Inc.* (Pharmaceuticals)	720	16,135
Derma Sciences, Inc.* (Pharmaceuticals)	400	3,388
Destination XL Group, Inc.* (Retail)	720	3,557
Dexcom, Inc.* (Healthcare - Products)	800	49,872
DHT Holdings, Inc. (Transportation)	960	6,701
Diamond Foods, Inc.* (Food)	320	10,422
Diamond Resorts International, Inc.* (Lodging)	400	13,372
Diamondback Energy, Inc.* (Oil & Gas)	400	30,735
DiamondRock Hospitality Co. (REIT)	2,080	29,390
Dice Holdings, Inc.* (Internet)	640	5,709
Digi International, Inc.* (Software)	480	4,790
DigitalGlobe, Inc.* (Telecommunications)	800	27,256
Dime Community Bancshares, Inc. (Savings & Loans)	480	7,728
Diodes, Inc.* (Semiconductors)	400	11,424
Dorman Products, Inc.* (Auto Parts & Equipment)	320	15,920
Dot Hill Systems Corp.* (Computers)	1,040	5,512
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	7,309
Drew Industries, Inc. (Building Materials)	240	14,770
DSP Group, Inc.* (Semiconductors)	400	4,792
DuPont Fabros Technology, Inc. (REIT)	720	23,530
Dyax Corp.* (Pharmaceuticals)	1,600	26,808
Dycom Industries, Inc.* (Engineering & Construction)	400	19,536
Dynavax Technologies Corp.* (Biotechnology)	320	7,178
Dynegy, Inc.* (Electric)	1,040	32,687
Dynex Capital, Inc. (REIT)	800	6,776
Eagle Bancorp, Inc.* (Banks)	320	12,288
EarthLink Holdings Corp. (Telecommunications)	1,520	6,749
EastGroup Properties, Inc. (REIT)	320	19,245
Ebix, Inc. (Software)	400	12,152
Echo Global Logistics, Inc.* (Transportation)	320	8,723
Education Realty Trust, Inc. (REIT)	400	14,152
El Paso Electric Co. (Electric)	480	18,547
Electro Scientific Industries, Inc. (Electronics)	480	2,966
Electronics for Imaging, Inc.* (Computers)	480	20,040
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	4,992
Ellie Mae, Inc.* (Diversified Financial Services)	320	17,699
EMCOR Group, Inc. (Engineering & Construction)	720	33,458
Emerald Oil, Inc.* (Oil & Gas)	800	592
Emergent Biosolutions, Inc.* (Biotechnology)	400	11,504
Empire District Electric Co. (Electric)	480	11,914
Empire State Realty Trust, Inc. - Class A (REIT)	1,040	19,562
Employers Holdings, Inc. (Insurance)	400	10,796
Emulex Corp.* (Semiconductors)	1,120	8,926

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Capital Group, Inc.* (Diversified Financial Services)	320	$13,309
Encore Wire Corp. (Electrical Components & Equipment)	240	9,091
Endocyte, Inc.* (Biotechnology)	640	4,006
Endologix, Inc.* (Healthcare - Products)	800	13,656
Endurance International Group Holdings, Inc.* (Internet)	400	7,624
Energy Recovery, Inc.* (Environmental Control)	720	1,865
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,040	3,786
EnerNOC, Inc.* (Electric)	400	4,560
EnerSys (Electrical Components & Equipment)	480	30,835
Ennis, Inc. (Commercial Services)	400	5,648
Enova International, Inc.* (Diversified Financial Services)	240	4,726
EnPro Industries, Inc. (Miscellaneous Manufacturing)	240	15,828
Entegris, Inc.* (Semiconductors)	1,520	20,809
Entercom Communications Corp.* - Class A (Media)	400	4,860
Entravision Communications Corp. - Class A (Media)	880	5,570
Entropic Communications, Inc.* (Semiconductors)	1,440	4,262
Envestnet, Inc.* (Software)	400	22,432
Enzo Biochem, Inc.* (Biotechnology)	720	2,124
EPAM Systems, Inc.* (Computers)	400	24,516
EPIQ Systems, Inc. (Software)	480	8,606
EPR Properties (REIT)	560	33,617
Equity One, Inc. (REIT)	720	19,217
Era Group, Inc.* (Transportation)	240	5,002
ESCO Technologies, Inc. (Electronics)	320	12,474
Essent Group, Ltd.* (Insurance)	480	11,477
Esterline Technologies Corp.* (Aerospace/Defense)	320	36,614
Ethan Allen Interiors, Inc. (Home Furnishings)	320	8,845
Euronet Worldwide, Inc.* (Commercial Services)	560	32,900
EverBank Financial Corp. (Savings & Loans)	1,040	18,751
Evercore Partners, Inc. - Class A (Diversified Financial Services)	400	20,664
EVERTEC, Inc. (Commercial Services)	720	15,739
EVINE Live, Inc.* (Advertising)	800	5,368
Exact Sciences Corp.* (Biotechnology)	960	21,139
ExamWorks Group, Inc.* (Commercial Services)	400	16,648
Exar Corp.* (Semiconductors)	560	5,628
Excel Trust, Inc. (REIT)	640	8,973
EXCO Resources, Inc. (Oil & Gas)	1,840	3,367
Exelixis, Inc.* (Biotechnology)	2,480	6,374
ExlService Holdings, Inc.* (Computers)	400	14,880
Express, Inc.* (Retail)	960	15,869
Exterran Holdings, Inc. (Oil & Gas Services)	640	21,485
Extreme Networks, Inc.* (Telecommunications)	1,360	4,298
EZCORP, Inc.* - Class A (Retail)	640	5,843
F.N.B. Corp. (Banks)	1,840	24,178
Fabrinet* (Miscellaneous Manufacturing)	480	9,115
Fair Isaac Corp. (Software)	400	35,488
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	24,725
Fairpoint Communications, Inc.* (Telecommunications)	320	5,632
Federal Signal Corp. (Miscellaneous Manufacturing)	720	11,369
Federal-Mogul Corp.* (Auto Parts & Equipment)	400	5,324
FEI Co. (Electronics)	480	36,644
FelCor Lodging Trust, Inc. (REIT)	1,440	16,546
Female Health Co. (Healthcare - Products)	560	1,585
Ferro Corp.* (Chemicals)	880	11,044
Fiesta Restaurant Group, Inc.* (Retail)	320	19,520
Financial Engines, Inc. (Diversified Financial Services)	560	23,425
Finisar Corp.* (Telecommunications)	1,040	22,194
First American Financial Corp. (Insurance)	1,120	39,962
First Bancorp* (Banks)	1,360	8,432
First Busey Corp. (Banks)	1,040	6,958
First Cash Financial Services, Inc.* (Retail)	320	14,887
First Commonwealth Financial Corp. (Banks)	1,120	10,080
First Financial Bancorp (Banks)	720	12,823
First Financial Bankshares, Inc. (Banks)	720	19,901
First Industrial Realty Trust, Inc. (REIT)	1,200	25,716
First Merchants Corp. (Banks)	480	11,299
First Midwest Bancorp, Inc. (Banks)	880	15,286
First Potomac Realty Trust (REIT)	720	8,561
FirstMerit Corp. (Banks)	1,760	33,545
Five Below, Inc.* (Retail)	560	19,919
Five Star Quality Care, Inc.* (Healthcare - Services)	800	3,552
Flagstar BanCorp, Inc.* (Savings & Loans)	320	4,643
Fleetmatics Group PLC* (Computers)	400	17,940
Flotek Industries, Inc.* (Oil & Gas Services)	560	8,254
Fluidigm Corp.* (Electronics)	320	13,472
Flushing Financial Corp. (Savings & Loans)	400	8,028
Forestar Group, Inc.* (Real Estate)	480	7,570
FormFactor, Inc.* (Semiconductors)	800	7,096
Forum Energy Technologies, Inc.* (Oil & Gas Services)	640	12,545
Forward Air Corp. (Transportation)	320	17,376
Francesca’s Holdings Corp.* (Retail)	560	9,968
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	21,358
Franklin Street Properties Corp. (REIT)	1,040	13,333
Fred’s, Inc. - Class A (Retail)	480	8,203
Fresh Del Monte Produce, Inc. (Food)	400	15,564
Frontline, Ltd.* (Transportation)	1,280	2,867
FTI Consulting, Inc.* (Commercial Services)	480	17,981
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,960	3,700
Fuller (H.B.) Co. (Chemicals)	560	24,007
Furmanite Corp.* (Metal Fabricate/Hardware)	560	4,418

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FutureFuel Corp. (Energy-Alternate Sources)	320	$3,286
FX Energy, Inc.* (Oil & Gas)	1,040	1,300
FXCM, Inc. (Diversified Financial Services)	560	1,193
Gain Capital Holdings, Inc. (Diversified Financial Services)	480	4,690
Galena Biopharma, Inc.* (Biotechnology)	1,760	2,446
GasLog, Ltd. (Transportation)	480	9,322
Gastar Exploration, Inc.* (Oil & Gas)	800	2,096
GenCorp, Inc.* (Aerospace/Defense)	720	16,697
Generac Holdings, Inc.* (Electrical Components & Equipment)	720	35,057
General Cable Corp. (Electrical Components & Equipment)	560	9,649
General Communication, Inc.* - Class A (Telecommunications)	560	8,826
Genesco, Inc.* (Retail)	240	17,095
Genesis Healthcare, Inc.* (Healthcare - Services)	480	3,418
GenMark Diagnostics, Inc.* (Healthcare - Products)	560	7,269
Gentherm, Inc.* (Auto Parts & Equipment)	400	20,204
Getty Realty Corp. (REIT)	320	5,824
Gibraltar Industries, Inc.* (Building Materials)	400	6,564
Gigamon, Inc.* (Telecommunications)	320	6,797
Glacier Bancorp, Inc. (Banks)	800	20,120
Glatfelter (Forest Products & Paper)	480	13,214
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	320	4,944
Global Cash Access Holdings, Inc.* (Commercial Services)	880	6,706
Global Eagle Entertainment, Inc.* (Internet)	560	7,454
Globalstar, Inc.* (Telecommunications)	3,200	10,656
Globe Specialty Metals, Inc. (Mining)	720	13,623
Globus Med, Inc.* - Class A (Healthcare - Products)	720	18,173
Glu Mobile, Inc.* (Software)	1,280	6,413
Gogo, Inc.* (Telecommunications)	640	12,198
Gold Resource Corp. (Mining)	720	2,297
Goodrich Petroleum Corp.* (Oil & Gas)	400	1,420
Government Properties Income Trust (REIT)	640	14,624
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,360	5,290
Gramercy Property Trust, Inc. (REIT)	320	8,982
Grand Canyon Education, Inc.* (Commercial Services)	480	20,784
Granite Construction, Inc. (Engineering & Construction)	480	16,867
Graphic Packaging Holding Co. (Packaging & Containers)	3,440	50,018
Gray Television, Inc.* (Media)	640	8,845
Great Lakes Dredge & Dock Co.* (Commercial Services)	880	5,289
Greatbatch, Inc.* (Healthcare - Products)	320	18,512
Green Dot Corp.* - Class A (Commercial Services)	400	6,368
Green Plains Renewable Energy (Energy-Alternate Sources)	400	11,420
Greenhill & Co., Inc. (Diversified Financial Services)	320	12,688
Greenlight Capital Re, Ltd.* - Class A (Insurance)	320	10,176
Griffon Corp. (Building Materials)	560	9,761
Group 1 Automotive, Inc. (Retail)	240	20,719
GSI Group, Inc.* (Electronics)	480	6,394
GUESS?, Inc. (Retail)	720	13,385
Guidewire Software, Inc.* (Software)	720	37,879
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	320	4,173
H&E Equipment Services, Inc. (Distribution/Wholesale)	400	9,996
Hackett Group, Inc. (Commercial Services)	560	5,006
Haemonetics Corp.* (Healthcare - Products)	560	25,155
Halcon Resources Corp.* (Oil & Gas)	2,880	4,435
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	17,136
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,722
Hancock Holding Co. (Banks)	880	26,277
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	400	9,076
Hanmi Financial Corp. (Banks)	400	8,460
Hannon Armstrong Sustainable I (Diversified Financial Services)	320	5,850
Harmonic, Inc.* (Telecommunications)	1,200	8,892
Harsco Corp. (Miscellaneous Manufacturing)	880	15,189
Harte-Hanks, Inc. (Advertising)	720	5,616
Harvest Natural Resources, Inc.* (Oil & Gas)	800	358
Hatteras Financial Corp. (REIT)	1,040	18,886
Haverty Furniture Cos., Inc. (Retail)	240	5,971
Hawaiian Holdings, Inc.* (Airlines)	560	12,334
Headwaters, Inc.* (Building Materials)	880	16,139
Healthcare Realty Trust, Inc. (REIT)	1,040	28,891
Healthcare Services Group, Inc. (Commercial Services)	800	25,704
HealthSouth Corp. (Healthcare - Services)	960	42,586
HealthStream, Inc.* (Internet)	320	8,064
Healthways, Inc.* (Healthcare - Services)	400	7,880
Heartland Express, Inc. (Transportation)	640	15,206
Heartland Payment Systems, Inc. (Commercial Services)	400	18,740
Hecla Mining Co. (Mining)	4,000	11,920
HEICO Corp. (Aerospace/Defense)	720	43,971
Helen of Troy, Ltd.* (Household Products/Wares)	320	26,077
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,120	16,755
Hercules Offshore, Inc.* (Oil & Gas)	2,080	872
Heritage Commerce Corp. (Banks)	400	3,652
Heritage Financial Corp. (Banks)	400	6,800
Heritage Oaks Bancorp (Banks)	480	3,989
Herman Miller, Inc. (Office Furnishings)	640	17,766
Hersha Hospitality Trust (REIT)	2,320	15,010
HFF, Inc. - Class A (Real Estate)	400	15,016
Hibbett Sports, Inc.* (Retail)	320	15,699

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Higher One Holdings, Inc.* (Diversified Financial Services)	880	$2,130
Highwoods Properties, Inc. (REIT)	960	43,948
Hill International, Inc.* (Commercial Services)	560	2,010
Hillenbrand, Inc. (Miscellaneous Manufacturing)	720	22,226
Hilltop Holdings, Inc.* (Banks)	800	15,552
HMS Holdings Corp.* (Commercial Services)	960	14,832
HNI Corp. (Office Furnishings)	480	26,483
Home Bancshares, Inc. (Banks)	560	18,978
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	800	13,232
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	5,110
Horace Mann Educators Corp. (Insurance)	480	16,416
Horizon Pharma PLC* (Holding Companies - Diversified)	800	20,776
Hornbeck Offshore Services, Inc.* (Transportation)	400	7,524
Horsehead Holding Corp.* (Mining)	1,360	17,217
Houghton Mifflin Harcourt Co.* (Media)	1,200	28,176
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	1,520	5,411
HRG Group, Inc.* (Holding Companies - Diversified)	960	11,981
HSN, Inc. (Retail)	400	27,292
Hub Group, Inc.* - Class A (Transportation)	400	15,716
Hudson Pacific Properties, Inc. (REIT)	640	21,242
Huron Consulting Group, Inc.* (Commercial Services)	240	15,876
IBERIABANK Corp. (Banks)	320	20,170
Iconix Brand Group, Inc.* (Apparel)	480	16,162
IDACORP, Inc. (Electric)	560	35,207
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,200	4,452
iGATE Corp.* (Computers)	400	17,064
IGI Laboratories, Inc.* (Pharmaceuticals)	640	5,222
II-VI, Inc.* (Electronics)	640	11,814
Immersion Corp.* (Computers)	480	4,406
ImmunoGen, Inc.* (Biotechnology)	1,040	9,308
Immunomedics, Inc.* (Biotechnology)	1,360	5,209
Impax Laboratories, Inc.* (Pharmaceuticals)	800	37,495
Imperva, Inc.* (Software)	320	13,664
Incontact, Inc.* (Software)	800	8,720
Independent Bank Corp. (Banks)	320	14,038
Independent Bank Corp./Mi (Banks)	400	5,132
Infinera Corp.* (Telecommunications)	1,440	28,325
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	8,947
Infoblox, Inc.* (Software)	720	17,186
Information Services Group, Inc. (Commercial Services)	720	2,873
Inland Real Estate Corp. (REIT)	1,040	11,118
InnerWorkings, Inc.* (Software)	560	3,763
Innophos Holdings, Inc. (Chemicals)	240	13,526
Innospec, Inc. (Chemicals)	320	14,845
Inovio Pharmaceuticals, Inc.* (Biotechnology)	800	6,528
Inphi Corp.* (Semiconductors)	400	7,132
Insight Enterprises, Inc.* (Computers)	480	13,690
Insmed, Inc.* (Biotechnology)	480	9,984
Insperity, Inc. (Commercial Services)	320	16,733
Insulet Corp.* (Healthcare - Products)	640	21,344
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	320	19,728
Integrated Device Technology, Inc.* (Semiconductors)	1,440	28,829
Integrated Silicon Solution, Inc. (Semiconductors)	400	7,156
Inteliquent, Inc. (Telecommunications)	480	7,555
Intelsat S.A.* (Telecommunications)	400	4,800
InterDigital, Inc. (Telecommunications)	480	24,355
Interface, Inc. (Office Furnishings)	800	16,624
Internap Network Services Corp.* (Internet)	800	8,184
International Bancshares Corp. (Banks)	640	16,659
International Speedway Corp. - Class A (Entertainment)	320	10,435
Intersil Corp. - Class A (Semiconductors)	1,440	20,621
Interval Leisure Group, Inc. (Leisure Time)	480	12,581
Intevac, Inc.* (Machinery-Diversified)	480	2,947
Intralinks Holdings, Inc.* (Internet)	640	6,618
Intrepid Potash, Inc.* (Chemicals)	640	7,392
Intrexon Corp.* (Biotechnology)	400	18,148
Invacare Corp. (Healthcare - Products)	400	7,764
InvenSense, Inc.* (Semiconductors)	800	12,169
Invesco Mortgage Capital, Inc. (REIT)	1,360	21,121
Investment Technology Group, Inc.* (Diversified Financial Services)	480	14,549
Investors Bancorp, Inc. (Savings & Loans)	3,760	44,067
Investors Real Estate Trust (REIT)	1,280	9,600
ION Geophysical Corp.* (Oil & Gas Services)	1,760	3,819
Iridium Communications, Inc.* (Telecommunications)	1,040	10,098
iRobot Corp.* (Home Furnishings)	320	10,442
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	20,480
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,200	76,405
Isle of Capri Casinos, Inc.* (Entertainment)	480	6,744
iStar Financial, Inc.* (REIT)	960	12,480
Itron, Inc.* (Electronics)	400	14,604
ITT Educational Services, Inc.* (Commercial Services)	320	2,173
Ixia* (Telecommunications)	720	8,734
IXYS Corp. (Semiconductors)	400	4,928
j2 Global, Inc. (Internet)	480	31,526
Jack in the Box, Inc. (Retail)	400	38,368
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	28,879
JetBlue Airways Corp.* (Airlines)	2,640	50,820
Jive Software, Inc.* (Software)	640	3,283
John Bean Technologies Corp. (Miscellaneous Manufacturing)	320	11,430
K12, Inc.* (Commercial Services)	400	6,288
Kaman Corp. - Class A (Aerospace/Defense)	320	13,578

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KapStone Paper & Packaging Corp. (Packaging & Containers)	880	$28,899
KB Home (Home Builders)	960	14,995
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	720	8,827
Kelly Services, Inc. - Class A (Commercial Services)	400	6,976
KEMET Corp.* (Electronics)	800	3,312
Kemper Corp. (Insurance)	480	18,701
Kennedy-Wilson Holdings, Inc. (Real Estate)	800	20,912
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	13,239
Key Energy Services, Inc.* (Oil & Gas Services)	1,520	2,766
Kforce, Inc. (Commercial Services)	320	7,139
Kimball Electronics, Inc.* (Electronics)	320	4,525
Kimball International, Inc. - Class B (Office Furnishings)	480	5,030
Kindred Healthcare, Inc. (Healthcare - Services)	640	15,226
Kite Realty Group Trust (REIT)	400	11,268
Knight Transportation, Inc. (Transportation)	640	20,641
Knightsbridge Tankers, Ltd. (Transportation)	480	2,400
Knoll, Inc. (Office Furnishings)	560	13,121
Kofax, Ltd.* (Software)	960	10,512
Kopin Corp.* (Semiconductors)	1,280	4,506
Koppers Holdings, Inc. (Chemicals)	240	4,723
Korn/Ferry International (Commercial Services)	560	18,407
Kraton Performance Polymers, Inc.* (Chemicals)	400	8,084
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	3,982
Krispy Kreme Doughnuts, Inc.* (Retail)	800	15,992
Kronos Worldwide, Inc. (Chemicals)	320	4,048
La Quinta Holdings, Inc.* (Lodging)	560	13,261
Laclede Group, Inc. (Gas)	400	20,488
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,600	6,176
Lakeland Bancorp, Inc. (Banks)	560	6,440
Landec Corp.* (Chemicals)	400	5,580
Lannett Co., Inc.* (Pharmaceuticals)	320	21,667
LaSalle Hotel Properties (REIT)	1,120	43,522
Lattice Semiconductor Corp.* (Semiconductors)	1,440	9,130
La-Z-Boy, Inc. (Home Furnishings)	640	17,990
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	880	1,918
Lee Enterprises, Inc.* (Media)	960	3,043
LegacyTexas Financial Group, Inc. (Banks)	480	10,910
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,440	3,248
Lexington Realty Trust (REIT)	2,240	22,019
Libbey, Inc. (Housewares)	320	12,771
Liberator Medical Holdings, Inc. (Pharmaceuticals)	800	2,800
Life Time Fitness, Inc.* (Leisure Time)	480	34,061
LifeLock, Inc.* (Commercial Services)	960	13,546
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	240	18,506
Limelight Networks, Inc.* (Internet)	1,200	4,356
Lionbridge Technologies, Inc.* (Internet)	960	5,491
Liquidity Services, Inc.* (Internet)	400	3,952
Lithia Motors, Inc. - Class A (Retail)	240	23,858
Littelfuse, Inc. (Electrical Components & Equipment)	240	23,853
LivePerson, Inc.* (Software)	720	7,369
LogMeIn, Inc.* (Telecommunications)	320	17,917
Louisiana-Pacific Corp.* (Building Materials)	1,520	25,095
LSI Industries, Inc. (Building Materials)	480	3,912
LTC Properties, Inc. (REIT)	400	18,400
Lumber Liquidators Holdings, Inc.* (Retail)	320	9,850
Luminex Corp.* (Healthcare - Products)	480	7,680
M.D.C. Holdings, Inc. (Home Builders)	480	13,680
M/I Schottenstein Homes, Inc.* (Home Builders)	320	7,629
Macatawa Bank Corp. (Banks)	640	3,424
Mack-Cali Realty Corp. (REIT)	960	18,509
MacroGenics, Inc.* (Biotechnology)	320	10,038
Magellan Health Services, Inc.* (Healthcare - Services)	320	22,662
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	5,981
Maiden Holdings, Ltd. (Insurance)	640	9,491
Mainsource Financial Group, Inc. (Banks)	320	6,285
Manhattan Associates, Inc.* (Computers)	800	40,488
MannKind Corp.* (Pharmaceuticals)	2,480	12,896
ManTech International Corp. - Class A (Software)	320	10,861
Marchex, Inc. - Class B (Advertising)	480	1,958
Marin Software, Inc.* (Advertising)	400	2,516
MarineMax, Inc.* (Retail)	400	10,604
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	33,160
Marketo, Inc.* (Internet)	320	8,198
Marriott Vacations Worldwide Corp. (Entertainment)	320	25,936
Marten Transport, Ltd. (Transportation)	320	7,424
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	720	4,680
Masimo Corp.* (Healthcare - Products)	560	18,469
Masonite International Corp.* (Building Materials)	320	21,523
MasTec, Inc.* (Engineering & Construction)	720	13,896
Matador Resources Co.* (Oil & Gas)	800	17,535
Materion Corp. (Mining)	240	9,223
Matrix Service Co.* (Oil & Gas Services)	320	5,619
Matson, Inc. (Transportation)	480	20,237
Matthews International Corp. - Class A (Commercial Services)	320	16,483
MAXIMUS, Inc. (Computers)	720	48,067
Maxlinear, Inc.* - Class A (Semiconductors)	480	3,902
Maxwell Technologies, Inc.* (Computers)	400	3,224
MB Financial, Inc. (Banks)	640	20,038
McDermott International, Inc.* (Oil & Gas Services)	2,640	10,138
McGrath Rentcorp (Commercial Services)	320	10,531

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MDC Partners, Inc. - Class A (Advertising)	480	$13,608
Meadowbrook Insurance Group, Inc. (Insurance)	800	6,800
MedAssets, Inc.* (Software)	720	13,550
Media General, Inc.* (Media)	640	10,554
Medical Properties Trust, Inc. (REIT)	1,840	27,122
Medidata Solutions, Inc.* (Software)	560	27,463
Mentor Graphics Corp. (Computers)	1,040	24,991
Mercury Computer Systems, Inc.* (Computers)	480	7,464
Meredith Corp. (Media)	400	22,308
Merge Healthcare, Inc.* (Software)	1,520	6,794
Meridian Bioscience, Inc. (Healthcare - Products)	480	9,158
Merit Medical Systems, Inc.* (Healthcare - Products)	560	10,780
Meritage Homes Corp.* (Home Builders)	400	19,456
Meritor, Inc.* (Auto Parts & Equipment)	1,120	14,123
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	14,256
Methode Electronics, Inc. (Electronics)	400	18,817
MGE Energy, Inc. (Electric)	400	17,728
MGIC Investment Corp.* (Insurance)	3,600	34,668
Micrel, Inc. (Semiconductors)	640	9,651
Microsemi Corp.* (Semiconductors)	1,040	36,816
Midstates Pete Co., Inc.* (Oil & Gas)	640	544
Millennial Media, Inc.* (Advertising)	1,200	1,740
Miller Energy Resources, Inc.* (Oil & Gas)	640	400
MiMedx Group, Inc.* (Healthcare - Products)	1,200	12,480
Minerals Technologies, Inc. (Chemicals)	400	29,240
MKS Instruments, Inc. (Semiconductors)	560	18,934
Mobile Mini, Inc. (Storage/Warehousing)	480	20,467
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	7,543
ModusLink Global Solutions, Inc.* (Internet)	880	3,388
Molina Healthcare, Inc.* (Healthcare - Services)	320	21,533
Molycorp, Inc.* (Mining)	2,560	986
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	9,728
MoneyGram International, Inc.* (Commercial Services)	400	3,456
Monmouth Real Estate Investment Corp. - Class A (REIT)	720	7,999
Monolithic Power Systems, Inc. (Semiconductors)	400	21,060
Monotype Imaging Holdings, Inc. (Software)	480	15,667
Monro Muffler Brake, Inc. (Commercial Services)	320	20,816
Monster Worldwide, Inc.* (Commercial Services)	1,200	7,608
Montpelier Re Holdings, Ltd. (Insurance)	480	18,451
Moog, Inc.* - Class A (Aerospace/Defense)	480	36,024
Morgans Hotel Group Co.* (Lodging)	560	4,340
MSA Safety, Inc. (Environmental Control)	320	15,961
Mueller Industries, Inc. (Metal Fabricate/Hardware)	640	23,123
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,840	18,124
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	7,012
MYR Group, Inc.* (Engineering & Construction)	320	10,029
Nanometrics, Inc.* (Semiconductors)	320	5,382
NanoViricides, Inc.* (Pharmaceuticals)	800	1,800
National Bank Holdings Corp. (Holding Companies - Diversified)	480	9,029
National CineMedia, Inc. (Entertainment)	720	10,872
National General Holdings Corp. (Insurance)	480	8,976
National Health Investors, Inc. (REIT)	400	28,404
National Penn Bancshares, Inc. (Banks)	1,360	14,647
Natus Medical, Inc.* (Healthcare - Products)	400	15,788
Nautilus, Inc.* (Leisure Time)	480	7,330
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	2,800	4,452
Navigant Consulting Co.* (Commercial Services)	640	8,294
Navios Maritime Acquisition Corp. (Transportation)	1,360	4,814
Navios Maritime Holdings, Inc. (Transportation)	960	4,013
NBT Bancorp, Inc. (Banks)	480	12,029
NCI Building Systems, Inc.* (Building Materials)	400	6,912
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,440	15,840
Nelnet, Inc. - Class A (Diversified Financial Services)	240	11,357
Neogen Corp.* (Pharmaceuticals)	400	18,692
NeoStem, Inc.* (Healthcare - Services)	480	1,219
NETGEAR, Inc.* (Telecommunications)	400	13,152
NetScout Systems, Inc.* (Computers)	400	17,540
Neuralstem, Inc.* (Biotechnology)	1,120	2,128
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	880	34,946
NeuStar, Inc.* - Class A (Telecommunications)	640	15,757
New Jersey Resources Corp. (Gas)	960	29,818
New Media Investment Group, Inc. (Internet)	400	9,572
New Residential Investment Corp. (REIT)	1,520	22,846
New York & Co., Inc.* (Retail)	800	2,000
New York Mortgage Trust, Inc. (REIT)	1,120	8,691
New York REIT, Inc. (REIT)	1,920	20,122
NewBridge Bancorp (Banks)	560	4,995
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	9,474
Newport Corp.* (Electronics)	480	9,149
NewStar Financial, Inc.* (Diversified Financial Services)	400	4,692
Nexstar Broadcasting Group, Inc. - Class A (Media)	320	18,310
NIC, Inc. (Internet)	800	14,136
NMI Holdings, Inc.* - Class A (Insurance)	640	4,794
Noranda Aluminum Holding Corp. (Mining)	960	2,851
North Atlantic Drilling, Ltd. (Oil & Gas)	880	1,021
Northern Oil & Gas, Inc.* (Oil & Gas)	720	5,551

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Northfield BanCorp, Inc. (Savings & Loans)	640	$9,485
Northwest Bancshares, Inc. (Savings & Loans)	1,120	13,272
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	640	4,717
Northwest Natural Gas Co. (Gas)	320	15,344
NorthWestern Corp. (Electric)	400	21,516
Novavax, Inc.* (Biotechnology)	2,480	20,510
NRG Yield, Inc. (Electric)	240	12,175
Nutrisystem, Inc. (Commercial Services)	400	7,992
NuVasive, Inc.* (Healthcare - Products)	480	22,075
NxStage Medical, Inc.* (Healthcare - Products)	720	12,456
Oclaro, Inc.* (Telecommunications)	1,760	3,485
Office Depot, Inc.* (Retail)	5,680	52,256
OFG Bancorp (Banks)	560	9,139
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	400	1,016
Old National Bancorp (Banks)	1,200	17,028
Olin Corp. (Chemicals)	880	28,195
Olympic Steel, Inc. (Metal Fabricate/Hardware)	320	4,307
OM Group, Inc. (Chemicals)	400	12,012
Omega Protein Corp.* (Pharmaceuticals)	320	4,381
Omeros Corp.* (Biotechnology)	480	10,574
Omnicell, Inc.* (Software)	400	14,040
OmniVision Technologies, Inc.* (Semiconductors)	640	16,877
Omnova Solutions, Inc.* (Chemicals)	640	5,459
On Assignment, Inc.* (Commercial Services)	560	21,487
Oncothyreon, Inc.* (Biotechnology)	1,280	2,086
ONE Gas, Inc. (Gas)	560	24,209
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	320	4,867
Opko Health, Inc.* (Pharmaceuticals)	2,160	30,607
OraSure Technologies, Inc.* (Healthcare - Products)	800	5,232
Orbcomm, Inc.* (Telecommunications)	720	4,298
Orbitz Worldwide, Inc.* (Internet)	720	8,395
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,440	11,275
Organovo Holdings, Inc.* (Biotechnology)	880	3,115
Orion Marine Group, Inc.* (Engineering & Construction)	480	4,253
Oritani Financial Corp. (Savings & Loans)	560	8,148
Otter Tail Corp. (Electric)	400	12,868
Outerwall, Inc. (Retail)	240	15,869
Owens & Minor, Inc. (Pharmaceuticals)	720	24,365
Pacific Biosciences of California, Inc.* (Biotechnology)	880	5,139
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	320	3,453
Pacific Sunwear of California, Inc.* (Retail)	1,280	3,533
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	400	35,541
Pain Therapeutics, Inc.* (Pharmaceuticals)	720	1,361
Papa John’s International, Inc. (Retail)	320	19,779
PAREXEL International Corp.* (Commercial Services)	640	44,153
Park Electrochemical Corp. (Electronics)	240	5,174
Park Sterling Corp. (Banks)	720	5,112
Parker Drilling Co.* (Oil & Gas)	1,520	5,305
Parkervision, Inc.* (Telecommunications)	2,160	1,793
Parkway Properties, Inc. (REIT)	800	13,880
Parsley Energy, Inc.* - Class A (Oil & Gas)	560	8,949
Pattern Energy Group, Inc. (Energy-Alternate Sources)	480	13,593
PDC Energy, Inc.* (Oil & Gas)	400	21,616
PDF Solutions, Inc.* (Software)	400	7,168
PDL BioPharma, Inc. (Biotechnology)	1,840	12,944
Pebblebrook Hotel Trust (REIT)	720	33,530
Pegasystems, Inc. (Software)	480	10,440
Pendrell Corp.* (Commercial Services)	2,800	3,640
Penn National Gaming, Inc.* (Entertainment)	960	15,034
Penn Virginia Corp.* (Oil & Gas)	800	5,184
Pennsylvania REIT (REIT)	800	18,584
PennyMac Mortgage Investment Trust (REIT)	800	17,032
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,800	3,780
Perficient, Inc.* (Internet)	480	9,931
Performant FINL Corp.* (Commercial Services)	480	1,632
Pericom Semiconductor Corp. (Semiconductors)	400	6,188
Pernix Therapeutics Holdings I* (Pharmaceuticals)	560	5,986
PetMed Express, Inc. (Retail)	320	5,286
PetroQuest Energy, Inc.* (Oil & Gas)	880	2,024
PGT, Inc.* (Building Materials)	720	8,046
PharMerica Corp.* (Pharmaceuticals)	400	11,276
PHH Corp.* (Diversified Financial Services)	640	15,469
Photronics, Inc.* (Semiconductors)	800	6,800
Physicians Realty Trust (REIT)	480	8,453
PICO Holdings, Inc.* (Water)	320	5,187
Piedmont Natural Gas Co., Inc. (Gas)	800	29,528
Pier 1 Imports, Inc. (Retail)	1,040	14,539
Pinnacle Entertainment, Inc.* (Entertainment)	640	23,098
Pinnacle Financial Partners, Inc. (Banks)	400	17,784
Pioneer Energy Services Corp.* (Oil & Gas Services)	720	3,902
Plantronics, Inc. (Telecommunications)	480	25,416
Plexus Corp.* (Electronics)	400	16,308
Plug Power, Inc.* (Energy-Alternate Sources)	2,080	5,387
Ply Gem Holdings, Inc.* (Building Materials)	400	5,200
PMC-Sierra, Inc.* (Semiconductors)	2,000	18,560
PNM Resources, Inc. (Electric)	880	25,696
Polycom, Inc.* (Telecommunications)	1,520	20,368
PolyOne Corp. (Chemicals)	960	35,856
Polypore International, Inc.* (Miscellaneous Manufacturing)	480	28,272
Pool Corp. (Distribution/Wholesale)	480	33,485
Popeyes Louisiana Kitchen, Inc.* (Retail)	240	14,357
Portland General Electric Co. (Electric)	800	29,672

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	400	$15,184
Post Holdings, Inc.* (Food)	480	22,483
Potlatch Corp. (REIT)	480	19,219
Power Integrations, Inc. (Semiconductors)	320	16,666
PowerSecure International, Inc.* (Electrical Components & Equipment)	400	5,264
Pozen, Inc.* (Pharmaceuticals)	480	3,706
PRA Group, Inc.* (Diversified Financial Services)	560	30,418
Premiere Global Services, Inc.* (Telecommunications)	640	6,118
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	560	24,018
PRGX Global, Inc.* (Commercial Services)	560	2,251
Primerica, Inc. (Insurance)	560	28,504
Primoris Services Corp. (Pipelines)	480	8,251
PrivateBancorp, Inc. (Banks)	800	28,136
Procera Networks, Inc.* (Telecommunications)	400	3,756
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	6,698
Progress Software Corp.* (Software)	560	15,215
Proofpoint, Inc.* (Software)	400	23,688
PROS Holdings, Inc.* (Software)	320	7,907
Prosperity Bancshares, Inc. (Banks)	720	37,785
Prothena Corp. PLC* (Biotechnology)	320	12,205
Proto Labs, Inc.* (Miscellaneous Manufacturing)	240	16,800
Provident Financial Services, Inc. (Savings & Loans)	720	13,428
PTC Therapeutics, Inc.* (Biotechnology)	320	19,472
Puma Biotechnology, Inc.* (Biotechnology)	240	56,667
QLIK Technologies, Inc.* (Software)	960	29,885
QLogic Corp.* (Semiconductors)	1,040	15,330
Qorvo, Inc.* (Telecommunications)	1,520	121,144
Quad Graphics, Inc. (Commercial Services)	400	9,192
Quality Distribution, Inc.* (Transportation)	400	4,132
Quality Systems, Inc. (Software)	640	10,227
Qualys, Inc.* (Computers)	240	11,155
Quanex Building Products Corp. (Building Materials)	480	9,475
Quantum Corp.* (Computers)	3,760	6,016
Quicklogic Corp.* (Semiconductors)	960	1,853
Quidel Corp.* (Healthcare - Products)	400	10,792
QuinStreet, Inc.* (Internet)	720	4,284
Radian Group, Inc. (Insurance)	2,000	33,580
Radio One, Inc.* - Class D (Media)	640	1,971
RadNet, Inc.* (Healthcare - Services)	560	4,704
RAIT Financial Trust (REIT)	1,040	7,134
Rally Software Development COR* (Software)	400	6,276
Rambus, Inc.* (Semiconductors)	1,280	16,096
Ramco-Gershenson Properties Trust (REIT)	800	14,880
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	800	8,696
Raven Industries, Inc. (Miscellaneous Manufacturing)	400	8,184
RBC Bearings, Inc. (Metal Fabricate/Hardware)	240	18,370
RealD, Inc.* (Computers)	560	7,162
RealNetworks, Inc.* (Internet)	480	3,230
RealPage, Inc.* (Software)	640	12,890
Redwood Trust, Inc. (REIT)	960	17,155
Regis Corp.* (Retail)	560	9,162
Renasant Corp. (Banks)	400	12,020
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	480	4,426
Rent-A-Center, Inc. (Commercial Services)	560	15,366
Rentech, Inc.* (Chemicals)	3,040	3,405
Repligen Corp.* (Biotechnology)	400	12,144
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	2,749
Republic Airways Holdings, Inc.* (Airlines)	640	8,800
Republic First Bancorp, Inc.* (Banks)	640	2,323
Resolute Energy Corp.* (Oil & Gas)	1,040	586
Resolute Forest Products, Inc.* (Forest Products & Paper)	800	13,800
Resource Capital Corp. (REIT)	1,600	7,264
Resources Connection, Inc. (Commercial Services)	560	9,800
Restoration Hardware Holdings, Inc.* (Retail)	320	31,741
Retail Opportunity Investments Corp. (REIT)	880	16,104
Retailmenot, Inc.* (Internet)	400	7,204
Retrophin, Inc.* (Biotechnology)	400	9,584
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,120	1,243
Rex Energy Corp.* (Oil & Gas)	560	2,083
Rexford Industrial Realty, Inc. (REIT)	400	6,324
Rexnord Corp.* (Metal Fabricate/Hardware)	800	21,352
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	4,855
Rightside Group, Ltd.* (Internet)	160	1,624
RingCentral, Inc.* - Class A (Internet)	400	6,132
RLI Corp. (Insurance)	480	25,157
RLJ Lodging Trust (REIT)	1,360	42,582
Roadrunner Transportation Systems, Inc.* (Transportation)	320	8,086
Rockwell Medical, Inc.* (Healthcare - Products)	560	6,121
Rofin-Sinar Technologies, Inc.* (Electronics)	400	9,692
Rosetta Resources, Inc.* (Oil & Gas)	640	10,893
Rosetta Stone, Inc.* (Software)	400	3,044
Roundy’s, Inc.* (Retail)	720	3,521
Rouse Properties, Inc. (REIT)	480	9,101
RPX Corp.* (Commercial Services)	640	9,210
RSP Permian, Inc.* (Oil & Gas)	240	6,046
RTI Biologics, Inc.* (Biotechnology)	1,040	5,138
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	14,364
Rubicon Technology, Inc.* (Semiconductors)	480	1,891
Ruby Tuesday, Inc.* (Retail)	880	5,289
Ruckus Wireless, Inc.* (Telecommunications)	800	10,296

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rudolph Technologies, Inc.* (Semiconductors)	560	$6,171
Rush Enterprises, Inc.* - Class A (Retail)	400	10,944
Ruth’s Hospitality Group, Inc. (Retail)	480	7,622
Ryman Hospitality Properties, Inc. (REIT)	480	29,237
S&T Bancorp, Inc. (Banks)	400	11,352
Sabra Health Care REIT, Inc. (REIT)	560	18,564
Safe Bulkers, Inc. (Transportation)	560	2,010
Safeguard Scientifics, Inc.* (Internet)	320	5,786
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	320	7,440
Saia, Inc.* (Transportation)	320	14,176
Sanchez Energy Corp.* (Oil & Gas)	480	6,245
Sanderson Farms, Inc. (Food)	240	19,116
Sandy Spring Bancorp, Inc. (Banks)	320	8,394
Sangamo Biosciences, Inc.* (Biotechnology)	800	12,544
Sanmina Corp.* (Electronics)	880	21,287
Sapiens International Corp. N.V.* (Software)	480	3,936
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	480	6,374
ScanSource, Inc.* (Distribution/Wholesale)	320	13,008
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	320	5,075
Scholastic Corp. (Media)	320	13,101
Schulman (A.), Inc. (Chemicals)	320	15,424
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	320	14,758
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	7,797
Science Applications International Corp. (Computers)	480	24,649
Scientific Games Corp.* - Class A (Entertainment)	640	6,701
Sciquest, Inc.* (Software)	400	6,772
Scorpio Bulkers, Inc.* (Transportation)	1,600	3,792
Scorpio Tankers, Inc. (Transportation)	2,160	20,347
SeaChange International, Inc.* (Software)	560	4,396
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	16,721
Select Comfort Corp.* (Home Furnishings)	640	22,061
Select Income REIT (REIT)	400	9,996
Select Medical Holdings Corp. (Healthcare - Services)	880	13,050
Selective Insurance Group, Inc. (Insurance)	640	18,592
SemGroup Corp. - Class A (Pipelines)	480	39,043
Semtech Corp.* (Semiconductors)	720	19,184
Senomyx, Inc.* (Food)	640	2,822
Sensient Technologies Corp. (Chemicals)	560	38,573
Sequenom, Inc.* (Biotechnology)	1,680	6,636
ServiceSource International, Inc.* (Commercial Services)	1,040	3,224
SFX Entertainment, Inc.* (Commercial Services)	720	2,945
Shenandoah Telecommunications Co. (Telecommunications)	320	9,971
Ship Finance International, Ltd. (Transportation)	720	10,656
ShoreTel, Inc.* (Telecommunications)	880	6,002
Shutterfly, Inc.* (Internet)	400	18,096
Silicon Graphics International Corp.* (Computers)	560	4,866
Silicon Laboratories, Inc.* (Semiconductors)	480	24,370
Silver Bay Realty Trust Corp. (REIT)	480	7,757
Silver Spring Networks, Inc.* (Computers)	480	4,291
Simpson Manufacturing Co., Inc. (Building Materials)	480	17,938
Sinclair Broadcast Group, Inc. - Class A (Media)	720	22,615
Sizmek, Inc.* (Advertising)	400	2,904
Skechers U.S.A., Inc.* - Class A (Apparel)	400	28,764
SkyWest, Inc. (Airlines)	640	9,350
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	640	8,147
Snyders-Lance, Inc. (Food)	560	17,898
Solazyme, Inc.* (Energy-Alternate Sources)	880	2,517
Sonic Automotive, Inc. - Class A (Retail)	480	11,952
Sonic Corp. (Retail)	640	20,288
Sonus Networks, Inc.* (Telecommunications)	560	4,413
Sotheby’s - Class A (Commercial Services)	640	27,047
South Jersey Industries, Inc. (Gas)	400	21,712
South State Corp. (Banks)	240	16,414
Southwest Gas Corp. (Gas)	480	27,922
Sovran Self Storage, Inc. (REIT)	320	30,061
Spartan Motors, Inc. (Auto Parts & Equipment)	720	3,492
SpartanNash Co. (Food)	480	15,149
Spectranetics Corp.* (Healthcare - Products)	480	16,685
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	5,342
Speed Commerce, Inc.* (Distribution/Wholesale)	1,040	664
Spok Holdings, Inc. (Telecommunications)	320	6,134
Springleaf Holdings, Inc.* (Diversified Financial Services)	320	16,566
SS&C Technologies Holdings, Inc. (Software)	720	44,857
St. Joe Co.* (Real Estate)	720	13,363
Staar Surgical Co.* (Healthcare - Products)	480	3,566
STAG Industrial, Inc. (REIT)	560	13,171
Stage Stores, Inc. (Retail)	400	9,168
Standard Pacific Corp.* (Home Builders)	1,680	15,120
Starwood Waypoint Residential Trust (REIT)	480	12,408
State Bank Financial Corp. (Banks)	400	8,400
Steelcase, Inc. - Class A (Office Furnishings)	960	18,182
Stein Mart, Inc. (Retail)	400	4,980
STERIS Corp. (Healthcare - Products)	640	44,973
Sterling Bancorp (Savings & Loans)	960	12,874
Steven Madden, Ltd.* (Apparel)	640	24,320
Stewart Information Services Corp. (Insurance)	240	9,754
Stifel Financial Corp.* (Diversified Financial Services)	720	40,140

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stillwater Mining Co.* (Mining)	1,280	$16,538
Stone Energy Corp.* (Oil & Gas)	640	9,395
Stoneridge, Inc.* (Electronics)	480	5,419
Strategic Hotels & Resorts, Inc.* (REIT)	2,640	32,815
Summit Hotel Properties, Inc. (REIT)	1,040	14,633
Sun Bancorp, Inc.* (Banks)	160	3,026
Sun Communities, Inc. (REIT)	480	32,026
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	9,926
SunCoke Energy, Inc. (Coal)	800	11,952
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	800	1,960
Sunstone Hotel Investors, Inc. (REIT)	2,000	33,340
Super Micro Computer, Inc.* (Computers)	400	13,284
Superior Industries International, Inc. (Auto Parts & Equipment)	320	6,058
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	480	5,803
SUPERVALU, Inc.* (Food)	2,240	26,051
Susquehanna Bancshares, Inc. (Banks)	2,080	28,517
Swift Energy Co.* (Oil & Gas)	560	1,210
Swift Transportation Co.* (Transportation)	960	24,979
Sykes Enterprises, Inc.* (Computers)	480	11,928
Symetra Financial Corp. (Insurance)	800	18,768
Synageva BioPharma Corp.* (Biotechnology)	240	23,407
Synaptics, Inc.* (Computers)	400	32,522
Synchronoss Technologies, Inc.* (Software)	400	18,984
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,440	6,653
Synergy Resources Corp.* (Oil & Gas)	800	9,480
SYNNEX Corp. (Software)	320	24,720
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,040	2,018
Take-Two Interactive Software, Inc.* (Software)	1,040	26,473
TAL International Group, Inc. (Trucking & Leasing)	400	16,292
Tangoe, Inc.* (Software)	480	6,624
TASER International, Inc.* (Electronics)	640	15,430
Team Health Holdings, Inc.* (Commercial Services)	720	42,127
Team, Inc.* (Commercial Services)	240	9,355
Teekay Tankers, Ltd. - Class A (Transportation)	1,040	5,970
TeleCommunication Systems, Inc.* - Class A (Internet)	1,040	3,983
Teledyne Technologies, Inc.* (Aerospace/Defense)	400	42,692
Telenav, Inc.* (Telecommunications)	560	4,435
Tenneco, Inc.* (Auto Parts & Equipment)	640	36,748
Terreno Realty Corp. (REIT)	400	9,120
Tesco Corp. (Oil & Gas Services)	400	4,548
Tessera Technologies, Inc. (Semiconductors)	640	25,779
TETRA Tech, Inc. (Environmental Control)	720	17,294
TETRA Technologies, Inc.* (Oil & Gas Services)	960	5,933
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	320	11,725
Texas Capital Bancshares, Inc.* (Banks)	480	23,352
Texas Roadhouse, Inc. - Class A (Retail)	800	29,144
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	7,198
TG Therapeutics, Inc.* (Pharmaceuticals)	400	6,192
The Andersons, Inc. (Agriculture)	320	13,238
The Brink’s Co. (Commercial Services)	560	15,473
The Buckle, Inc. (Retail)	320	16,349
The Cato Corp. - Class A (Retail)	320	12,672
The Cheesecake Factory, Inc. (Retail)	560	27,625
The Children’s Place Retail Stores, Inc. (Retail)	240	15,406
The Corporate Executive Board Co. (Commercial Services)	400	31,945
The E.W. Scripps Co.* - Class A (Media)	800	20,480
The Ensign Group, Inc. (Healthcare - Services)	240	11,246
The Finish Line, Inc. - Class A (Retail)	560	13,731
The Fresh Market, Inc.* (Food)	480	19,507
The Geo Group, Inc. (REIT)	800	34,992
The Greenbrier Cos., Inc. (Trucking & Leasing)	320	18,560
The KEYW Holding Corp.* (Computers)	480	3,950
The McClatchy Co.* - Class A (Media)	960	1,766
The Medicines Co.* (Biotechnology)	720	20,174
The Men’s Wearhouse, Inc. (Retail)	480	25,056
The New York Times Co. - Class A (Media)	1,520	20,915
The Pep Boys - Manny, Moe & Jack* (Retail)	720	6,926
The Ryland Group, Inc. (Home Builders)	480	23,396
The Ultimate Software Group, Inc.* (Software)	320	54,387
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,360	8,228
Theravance Biopharma, Inc.* (Biotechnology)	320	5,552
Theravance, Inc. (Biotechnology)	880	13,834
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	9,628
Third Point Reinsurance, Ltd.* (Insurance)	720	10,188
Thoratec Corp.* (Healthcare - Products)	640	26,810
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,040	4,222
Tile Shop Holdings, Inc.* (Retail)	400	4,844
Time, Inc. (Media)	1,200	26,928
Titan International, Inc. (Auto Parts & Equipment)	560	5,242
TiVo, Inc.* (Home Furnishings)	1,280	13,580
Tornier N.V.* (Healthcare - Products)	400	10,488
Tower International, Inc.* (Auto Parts & Equipment)	240	6,384
TowneBank (Banks)	400	6,432
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	400	2,136
TransEnterix, Inc.* (Healthcare - Products)	640	1,875
Tredegar Corp. (Miscellaneous Manufacturing)	320	6,435
TreeHouse Foods, Inc.* (Food)	400	34,008
Tremor Video, Inc.* (Advertising)	720	1,685
Trex Co., Inc.* (Building Materials)	400	21,813
Triangle Petroleum Corp.* (Oil & Gas)	880	4,426
TriMas Corp.* (Miscellaneous Manufacturing)	480	14,779

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triple-S Management Corp.* (Healthcare - Services)	320	$6,362
Tristate Capital Holdings, Inc.* (Banks)	320	3,350
Tronox, Ltd. (Chemicals)	720	14,638
TrueBlue, Inc.* (Commercial Services)	480	11,688
TrustCo Bank Corp. (Banks)	1,200	8,256
Trustmark Corp. (Banks)	720	17,482
TTM Technologies, Inc.* (Electronics)	800	7,208
Tuesday Morning Corp.* (Retail)	560	9,016
Tumi Holdings, Inc.* (Household Products/Wares)	560	13,698
Tutor Perini Corp.* (Engineering & Construction)	400	9,340
Tyler Technologies, Inc.* (Software)	320	38,571
U.S. Silica Holdings, Inc. (Mining)	560	19,941
Ubiquiti Networks, Inc. (Telecommunications)	320	9,456
UIL Holdings Corp. (Electric)	640	32,909
Ultra Clean Holdings, Inc.* (Semiconductors)	480	3,432
Ultrapetrol Bahamas, Ltd.* (Transportation)	800	1,160
Ultratech Stepper, Inc.* (Semiconductors)	400	6,936
UMB Financial Corp. (Banks)	400	21,156
Umpqua Holdings Corp. (Banks)	1,760	30,237
Unilife Corp.* (Healthcare - Products)	1,680	6,737
Union Bankshares Corp. (Banks)	560	12,438
Unisys Corp.* (Computers)	560	12,998
United Bankshares, Inc. (Banks)	720	27,058
United Community Banks, Inc. (Banks)	640	12,083
United Community Financial Corp. (Savings & Loans)	960	5,242
United Financial Bancorp, Inc. (Savings & Loans)	640	7,955
United Fire Group, Inc. (Insurance)	240	7,625
United Natural Foods, Inc.* (Food)	560	43,143
United Stationers, Inc. (Distribution/Wholesale)	480	19,675
Universal American Corp.* (Healthcare - Services)	640	6,835
Universal Corp. (Agriculture)	240	11,318
Universal Display Corp.* (Electrical Components & Equipment)	480	22,440
Universal Forest Products, Inc. (Building Materials)	240	13,315
Universal Insurance Holdings, Inc. (Insurance)	480	12,283
Universal Technical Institute, Inc. (Commercial Services)	400	3,840
Unwired Planet, Inc.* (Internet)	1,840	1,052
Urstadt Biddle Properties - Class A (REIT)	320	7,379
US Ecology, Inc. (Environmental Control)	240	11,993
UTI Worldwide, Inc.* (Transportation)	1,120	13,776
VAALCO Energy, Inc.* (Oil & Gas)	800	1,960
Vail Resorts, Inc. (Entertainment)	400	41,367
Valley National Bancorp (Banks)	2,160	20,390
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	4,464
Vantage Drilling Co.* (Oil & Gas)	3,040	996
VASCO Data Security International, Inc.* (Internet)	480	10,339
Vector Group, Ltd. (Agriculture)	720	15,819
Veeco Instruments, Inc.* (Semiconductors)	480	14,664
Vera Bradley, Inc.* (Retail)	320	5,194
Verastem, Inc.* (Biotechnology)	400	4,068
Verint Systems, Inc.* (Software)	560	34,681
Viad Corp. (Commercial Services)	320	8,902
ViaSat, Inc.* (Telecommunications)	480	28,612
Violin Memory, Inc.* (Computers)	1,200	4,524
VirnetX Holding Corp.* (Internet)	560	3,410
Virtusa Corp.* (Computers)	320	13,242
Vitamin Shoppe, Inc.* (Retail)	320	13,181
Vitesse Semiconductor Corp.* (Semiconductors)	1,040	5,522
VIVUS, Inc.* (Pharmaceuticals)	1,280	3,149
Vocera Communications, Inc.* (Computers)	400	3,968
Vonage Holdings Corp.* (Telecommunications)	2,240	10,998
Vringo, Inc.* (Telecommunications)	1,280	833
W&T Offshore, Inc. (Oil & Gas)	480	2,453
Wabash National Corp.* (Auto Manufacturers)	800	11,280
WageWorks, Inc.* (Diversified Financial Services)	400	21,332
Walter Energy, Inc. (Coal)	960	595
Walter Investment Management Corp.* (Diversified Financial Services)	400	6,460
Warren Resources, Inc.* (Oil & Gas)	1,040	926
Washington Federal, Inc. (Savings & Loans)	1,120	24,422
Washington REIT (REIT)	720	19,894
Waterstone Financial, Inc. (Savings & Loans)	480	6,163
Watsco, Inc. (Distribution/Wholesale)	240	30,168
Watts Water Technologies, Inc. - Class A (Electronics)	320	17,610
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	5,337
Web.com Group, Inc.* (Internet)	560	10,612
WebMD Health Corp.* (Internet)	400	17,534
Webster Financial Corp. (Banks)	960	35,567
Weight Watchers International, Inc.* (Commercial Services)	400	2,796
WellCare Health Plans, Inc.* (Healthcare - Services)	480	43,900
Werner Enterprises, Inc. (Transportation)	480	15,077
WesBanco, Inc. (Banks)	320	10,426
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	640	9,805
West Corp. (Telecommunications)	480	16,190
West Pharmaceutical Services, Inc. (Healthcare - Products)	720	43,351
Westamerica Bancorp (Banks)	320	13,827
Western Alliance Bancorp* (Banks)	800	23,712
Western Asset Mortgage Capital Corp. (REIT)	560	8,445
Western Refining, Inc. (Oil & Gas)	560	27,659
WEX, Inc.* (Commercial Services)	400	42,943
WGL Holdings, Inc. (Gas)	560	31,583
Whitestone REIT (REIT)	320	5,082
Willbros Group, Inc.* (Oil & Gas Services)	560	1,854
Wilshire Bancorp, Inc. (Banks)	880	8,774

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Winnebago Industries, Inc. (Home Builders)	320	$6,803
Wintrust Financial Corp. (Banks)	480	22,886
WisdomTree Investments, Inc. (Diversified Financial Services)	1,200	25,752
Wolverine World Wide, Inc. (Apparel)	1,120	37,464
Woodward, Inc. (Electronics)	720	36,728
World Wrestling Entertainment, Inc. - Class A (Media)	480	6,725
Worthington Industries, Inc. (Iron/Steel)	560	14,902
Wright Medical Group, Inc.* (Healthcare - Products)	560	14,448
Xcerra Corp.* (Semiconductors)	720	6,401
Xenoport, Inc.* (Pharmaceuticals)	960	6,835
XO Group, Inc.* (Internet)	400	7,068
Xoma Corp.* (Biotechnology)	1,280	4,659
Xoom Corp.* (Commercial Services)	400	5,876
XPO Logistics, Inc.* (Transportation)	560	25,464
YRC Worldwide, Inc.* (Transportation)	400	7,184
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	720	22,197
Zep, Inc. (Chemicals)	320	5,450
ZIOPHARM Oncology, Inc.* (Biotechnology)	960	10,339
Zix Corp.* (Internet)	1,360	5,345
Zoe’s Kitchen, Inc.* (Retail)	320	10,653
Zumiez, Inc.* (Retail)	1,440	57,961
TOTAL COMMON STOCKS (Cost $12,761,493)		17,582,577

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—

TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—

TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(35.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $12,910,021	$12,910,000	$12,910,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,910,000)		12,910,000
TOTAL INVESTMENT SECURITIES (Cost $25,673,509) - 83.9%		30,494,593
Net other assets (liabilities) - 16.1%		5,831,340
NET ASSETS - 100.0%		$36,325,933

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represented 0.006% of the net assets of the Fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $4,612,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	40	6/22/15	$4,994,400	$153,534

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/15	(0.46)%	$10,643,965	$104,092
Russell 2000 Index	Goldman Sachs International	4/27/15	0.04%	18,719,234	206,356
				29,363,199	310,448

iShares Russell 2000 ETF	UBS AG	4/27/15	(0.16)%	9,493,098	49,796
Russell 2000 Index	UBS AG	4/27/15	(0.01)%	11,085,786	80,413
				20,578,884	130,209
				$49,942,083	$440,657

^                                          Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$35,395	0.1%
Aerospace/Defense	256,210	0.7%
Agriculture	42,961	0.1%
Airlines	81,304	0.2%
Apparel	118,992	0.3%
Auto Manufacturers	11,280	NM
Auto Parts & Equipment	222,224	0.7%
Banks	1,123,967	3.0%
Biotechnology	702,736	2.1%
Building Materials	228,844	0.6%
Chemicals	387,934	1.2%
Coal	22,096	NM
Commercial Services	887,229	2.6%
Computers	479,994	1.3%
Cosmetics/Personal Care	4,992	NM
Distribution/Wholesale	139,961	0.3%
Diversified Financial Services	450,160	1.2%
Electric	366,504	0.9%
Electrical Components & Equipment	202,860	0.6%
Electronics	331,437	1.0%
Energy-Alternate Sources	54,205	0.1%
Engineering & Construction	126,142	0.3%
Entertainment	162,296	0.4%
Environmental Control	54,468	0.2%
Food	291,355	0.7%
Forest Products & Paper	62,782	0.1%
Gas	200,604	0.6%
Hand/Machine Tools	21,358	0.1%
Healthcare - Products	745,425	2.1%
Healthcare - Services	308,423	0.8%
Holding Companies - Diversified	41,786	0.1%
Home Builders	112,160	0.3%
Home Furnishings	78,972	0.3%
Household Products/Wares	58,538	0.1%
Housewares	12,771	NM
Insurance	477,761	1.3%
Internet	344,582	1.1%
Investment Companies	11,200	NM
Iron/Steel	47,852	0.1%
Leisure Time	123,249	0.3%
Lodging	65,098	0.1%
Machinery-Diversified	112,640	0.3%
Media	233,050	0.7%
Metal Fabricate/Hardware	118,928	0.4%
Mining	109,457	0.3%
Miscellaneous Manufacturing	276,599	0.8%
Multi-National	13,116	NM
Office Furnishings	97,206	0.2%
Oil & Gas	293,077	0.8%
Oil & Gas Services	167,508	0.4%
Packaging & Containers	113,659	0.3%
Pharmaceuticals	706,814	2.0%
Pipelines	47,294	0.1%
Real Estate	94,392	0.3%
REIT	1,599,848	4.5%
Retail	1,055,705	2.9%
Savings & Loans	267,017	0.8%
Semiconductors	688,120	1.8%
Software	964,153	2.7%
Storage/Warehousing	30,272	0.1%
Telecommunications	668,397	1.8%
Toys/Games/Hobbies	1,918	NM
Transportation	347,206	1.0%
Trucking & Leasing	42,050	0.1%
Water	38,060	0.1%
Other**	18,741,340	51.6%
Total	$36,325,933	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (49.3%)
Activision Blizzard, Inc. (Software)	6,862	$155,939
Adobe Systems, Inc.* (Software)	4,747	350,993
Akamai Technologies, Inc.* (Software)	1,692	120,208
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,927	333,949
Altera Corp. (Semiconductors)	2,867	123,023
Amazon.com, Inc.* (Internet)	4,418	1,643,937
American Airlines Group, Inc. (Airlines)	6,627	349,773
Amgen, Inc. (Biotechnology)	7,238	1,156,994
Analog Devices, Inc. (Semiconductors)	2,961	186,543
Apple Computer, Inc. (Computers)	55,413	6,895,040
Applied Materials, Inc. (Semiconductors)	11,703	264,020
Autodesk, Inc.* (Software)	2,162	126,780
Automatic Data Processing, Inc. (Commercial Services)	4,512	386,408
Avago Technologies, Ltd. (Semiconductors)	2,444	310,339
Baidu, Inc.*ADR (Internet)	2,632	548,509
Bed Bath & Beyond, Inc.* (Retail)	1,786	137,120
Biogen Idec, Inc.* (Biotechnology)	2,209	932,728
Broadcom Corp. - Class A (Semiconductors)	5,217	225,870
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	103,240
CA, Inc. (Software)	4,230	137,940
Catamaran Corp.* (Pharmaceuticals)	1,974	117,532
Celgene Corp.* (Biotechnology)	7,614	877,742
Cerner Corp.* (Software)	3,243	237,582
Charter Communications, Inc.* - Class A (Media)	1,081	208,752
Check Point Software Technologies, Ltd.* (Software)	1,739	142,546
Cisco Systems, Inc. (Telecommunications)	48,551	1,336,366
Citrix Systems, Inc.* (Software)	1,504	96,060
Cognizant Technology Solutions Corp.* (Computers)	5,781	360,677
Comcast Corp. - Class A (Media)	20,257	1,143,913
Comcast Corp. - Class A (Media)	3,807	213,439
Costco Wholesale Corp. (Retail)	4,183	633,704
DIRECTV* - Class A (Media)	4,794	407,969
Discovery Communications, Inc.* - Class A (Media)	1,410	43,372
Discovery Communications, Inc.* - Class C (Media)	2,726	80,349
DISH Network Corp.* - Class A (Media)	2,115	148,177
Dollar Tree, Inc.* (Retail)	1,974	160,180
eBay, Inc.* (Internet)	11,515	664,185
Electronic Arts, Inc.* (Software)	2,961	174,151
Expeditors International of Washington, Inc. (Transportation)	1,833	88,314
Express Scripts Holding Co.* (Pharmaceuticals)	6,909	599,494
Facebook, Inc.* - Class A (Internet)	21,291	1,750,440
Fastenal Co. (Distribution/Wholesale)	2,820	116,847
Fiserv, Inc.* (Software)	2,256	179,126
Garmin, Ltd. (Electronics)	1,833	87,104
Gilead Sciences, Inc.* (Biotechnology)	14,194	1,392,858
Google, Inc.* - Class A (Internet)	2,726	1,512,112
Google, Inc.* - Class C (Internet)	3,243	1,777,164
Henry Schein, Inc.* (Healthcare - Products)	799	111,556
Illumina, Inc.* (Biotechnology)	1,363	253,027
Intel Corp. (Semiconductors)	45,073	1,409,434
Intuit, Inc. (Software)	2,632	255,199
Intuitive Surgical, Inc.* (Healthcare - Products)	329	166,155
Keurig Green Mountain, Inc. (Beverages)	1,551	173,293
KLA-Tencor Corp. (Semiconductors)	1,551	90,408
Kraft Foods Group, Inc. (Food)	5,593	487,234
Lam Research Corp. (Semiconductors)	1,504	105,633
Liberty Global PLC* (Media)	5,969	297,316
Liberty Global PLC* - Class A (Media)	2,397	123,374
Liberty Media Corp.* - Class C (Media)	2,162	82,588
Liberty Media Corp.* (Media)	987	38,049
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,230	123,474
Liberty Ventures* (Internet)	1,269	53,311
Linear Technology Corp. (Semiconductors)	2,256	105,581
Marriott International, Inc. - Class A (Lodging)	2,632	211,402
Mattel, Inc. (Toys/Games/Hobbies)	3,196	73,029
Micron Technology, Inc.* (Semiconductors)	10,246	277,974
Microsoft Corp. (Software)	78,067	3,173,815
Mondelez International, Inc. - Class A (Food)	15,698	566,541
Monster Beverage Corp.* (Beverages)	1,598	221,155
Mylan NV* (Pharmaceuticals)	3,572	211,998
NetApp, Inc. (Computers)	2,961	104,997
Netflix, Inc.* (Internet)	564	235,013
NVIDIA Corp. (Semiconductors)	5,170	108,182
NXP Semiconductors N.V.* (Semiconductors)	2,209	221,695
O’Reilly Automotive, Inc.* (Retail)	987	213,429
PACCAR, Inc. (Auto Manufacturers)	3,384	213,665
Paychex, Inc. (Software)	3,478	172,561
Priceline.com, Inc.* (Internet)	517	601,866
Qualcomm, Inc. (Semiconductors)	15,698	1,088,499
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	940	424,391
Ross Stores, Inc. (Retail)	1,974	207,981
SanDisk Corp. (Computers)	2,021	128,576
SBA Communications Corp.* - Class A (Engineering & Construction)	1,222	143,096
Seagate Technology PLC (Computers)	3,102	161,397
Sigma-Aldrich Corp. (Chemicals)	1,128	155,946
Sirius XM Holdings, Inc.* (Media)	53,110	202,880
Staples, Inc. (Retail)	6,110	99,501
Starbucks Corp. (Retail)	7,144	676,537
Stericycle, Inc.* (Environmental Control)	799	112,204

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Symantec Corp. (Internet)	6,486	$151,545
Tesla Motors, Inc.* (Auto Manufacturers)	1,175	221,805
Texas Instruments, Inc. (Semiconductors)	9,964	569,791
Tractor Supply Co. (Retail)	1,316	111,939
TripAdvisor, Inc.* (Internet)	1,222	101,634
Twenty-First Century Fox, Inc. - Class A (Media)	12,643	427,839
Twenty-First Century Fox, Inc. - Class B (Media)	7,614	250,348
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,504	107,386
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,303	271,685
Viacom, Inc. - Class B (Media)	3,384	231,127
VimpelCom, Ltd.ADR (Telecommunications)	16,732	87,676
Vodafone Group PLCADR (Telecommunications)	4,089	133,628
Walgreens Boots Alliance, Inc. (Retail)	10,387	879,571
Western Digital Corp. (Computers)	2,209	201,041
Whole Foods Market, Inc. (Food)	3,431	178,686
Wynn Resorts, Ltd. (Lodging)	987	124,244
Xilinx, Inc. (Semiconductors)	2,491	105,369
Yahoo!, Inc.* (Internet)	8,930	396,805
TOTAL COMMON STOCKS (Cost $26,268,282)		47,475,589

	Principal Amount	Value
Repurchase Agreements(a)(b)(43.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $41,555,069	$41,555,000	$41,555,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,555,000)		41,555,000
TOTAL INVESTMENT SECURITIES (Cost $67,823,282) - 92.4%		89,030,589
Net other assets (liabilities) - 7.6%		7,303,147

NET ASSETS - 100.0%		$96,333,736

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $18,111,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	102	6/22/15	$8,829,120	$54,175

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/15	0.64%	$34,008,561	$130,442
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/15	0.44%	11,683,247	98,627
				45,691,808	229,069

NASDAQ-100 Index	UBS AG	4/27/15	0.49%	51,955,467	26,728
PowerShares QQQ Trust, Series 1 ETF	UBS AG	4/27/15	0.44%	37,960,175	23,633
				89,915,642	50,361
				$135,607,450	$279,430

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Airlines	$349,773	0.4%
Auto Manufacturers	435,470	0.5%
Beverages	394,448	0.4%
Biotechnology	5,643,374	5.9%
Chemicals	155,946	0.2%
Commercial Services	493,794	0.5%
Computers	7,851,728	8.2%
Distribution/Wholesale	116,847	0.1%
Electronics	87,104	0.1%
Engineering & Construction	143,096	0.1%
Environmental Control	112,204	0.1%
Food	1,232,461	1.2%
Healthcare - Products	277,711	0.3%
Internet	9,559,995	10.0%
Lodging	335,646	0.3%
Media	3,899,492	4.1%
Pharmaceuticals	929,024	0.9%
Retail	3,119,962	3.2%
Semiconductors	5,192,361	5.4%
Software	5,322,900	5.5%
Telecommunications	1,557,670	1.6%
Toys/Games/Hobbies	73,029	0.1%
Transportation	191,554	0.2%
Other**	48,858,147	50.7%
Total	$96,333,736	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $6,814,011	$6,814,000	$6,814,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,814,000)		6,814,000
TOTAL INVESTMENT SECURITIES (Cost $6,814,000) - 101.7%		6,814,000
Net other assets (liabilities) - (1.7)%		(113,033)

NET ASSETS - 100.0%		$6,700,967

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $924,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	13	6/22/15	$1,338,838	$(18,125)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/15	(0.29)%	$(3,314,305)	$(11,553)
S&P 500	UBS AG	4/27/15	(0.44)%	(2,041,551)	(6,997)
				$(5,355,856)	$(18,550)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $327,001	$327,000	$327,000
TOTAL REPURCHASE AGREEMENTS (Cost $327,000)		327,000
TOTAL INVESTMENT SECURITIES (Cost $327,000) - 101.7%		327,000
Net other assets (liabilities) - (1.7)%		(5,313)

NET ASSETS - 100.0%		$321,687

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $167,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/15	(0.09)%	$(144,003)	$(2,103)
S&P MidCap 400	UBS AG	4/27/15	(0.04)%	(176,541)	(1,814)
				$(320,544)	$(3,917)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(132.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $3,057,005	$3,057,000	$3,057,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,057,000)		3,057,000
TOTAL INVESTMENT SECURITIES (Cost $3,057,000) - 132.9%		3,057,000
Net other assets (liabilities) - (32.9)%		(757,569)

NET ASSETS - 100.0%		$2,299,431

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $580,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	6/22/15	$249,720	$(7,683)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/15	0.46%	$(1,183,748)	$(3,632)
Russell 2000 Index	UBS AG	4/27/15	0.46%	(854,510)	(11,632)
				$(2,038,258)	$(15,264)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $34,000	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $34,000) - 97.1%		34,000
Net other assets (liabilities) - 2.9%		1,033

NET ASSETS - 100.0%		$35,033

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $30,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/15	(0.44)%	$(4,601)	$(33)
Dow Jones Industrial Average	UBS AG	4/27/15	(0.24)%	(30,315)	(110)
				$(34,916)	$(143)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $2,762,005	$2,762,000	$2,762,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,762,000)		2,762,000
TOTAL INVESTMENT SECURITIES (Cost $2,762,000) - 97.8%		2,762,000
Net other assets (liabilities) - 2.2%		60,762

NET ASSETS - 100.0%		$2,822,762

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $494,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	6	6/22/15	$519,360	$(2,605)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/15	(0.34)%	$(1,643,798)	$(23,865)
NASDAQ-100 Index	UBS AG	4/27/15	(0.24)%	(650,946)	(14,009)
				$(2,294,744)	$(37,874)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(87.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $851,004	$851,000	$851,000
TOTAL REPURCHASE AGREEMENTS (Cost $851,000)		851,000
TOTAL INVESTMENT SECURITIES (Cost $851,000) - 87.8%		851,000
Net other assets (liabilities) - 12.2%		118,584

NET ASSETS - 100.0%		$969,584

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $185,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/15	0.26%	$(256,457)	$4,139
MSCI EAFE Index	UBS AG	4/27/15	0.16%	(703,865)	9,232
				$(960,322)	$13,371

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(111.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $1,858,003	$1,858,000	$1,858,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,858,000)		1,858,000
TOTAL INVESTMENT SECURITIES (Cost $1,858,000) - 111.4%		1,858,000
Net other assets (liabilities) - (11.4)%		(190,318)

NET ASSETS - 100.0%		$1,667,682

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $549,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/15	0.36%	$(331,324)	$(3,936)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/15	0.31%	(1,330,564)	(19,687)
				$(1,661,888)	$(23,623)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $50,000	$50,000	$50,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000
TOTAL INVESTMENT SECURITIES (Cost $50,000) - 103.3%		50,000
Net other assets (liabilities) - (3.3)%		(1,581)

NET ASSETS - 100.0%		$48,419

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $24,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/15	(0.44)%	$(82,907)	$(366)
Dow Jones Industrial Average	UBS AG	4/27/15	(0.24)%	(13,997)	(41)
				$(96,904)	$(407)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(275.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $3,697,006	$3,697,000	$3,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,697,000)		3,697,000
TOTAL INVESTMENT SECURITIES (Cost $3,697,000) - 275.9%		3,697,000
Net other assets (liabilities) - (175.9) %(c)		(2,357,016)

NET ASSETS - 100.0%		$1,339,984

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $880,000.

(c)	Amount includes $2,421,605 of net capital shares payable as of March 31, 2015.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/15	(0.34)%	$(1,615,748)	$32,314
NASDAQ-100 Index	UBS AG	4/27/15	(0.24)%	(1,100,557)	35,334
				$(2,716,305)	$67,648

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (72.6%)
Associated Banc-Corp. (Banks)	515	$9,579
BancorpSouth, Inc. (Banks)	295	6,850
Bank of America Corp. (Banks)	36,185	556,887
Bank of Hawaii Corp. (Banks)	143	8,753
BankUnited, Inc. (Banks)	358	11,721
BB&T Corp. (Banks)	2,481	96,734
BOK Financial Corp. (Banks)	69	4,224
Capitol Federal Financial, Inc. (Savings & Loans)	438	5,475
Cathay Bancorp, Inc. (Banks)	257	7,312
Citigroup, Inc. (Banks)	10,429	537,302
City National Corp. (Banks)	164	14,609
Comerica, Inc. (Banks)	607	27,394
Commerce Bancshares, Inc. (Banks)	282	11,934
Cullen/Frost Bankers, Inc. (Banks)	180	12,434
East West Bancorp, Inc. (Banks)	490	19,825
F.N.B. Corp. (Banks)	597	7,845
Fifth Third Bancorp (Banks)	2,798	52,742
First Financial Bankshares, Inc. (Banks)	225	6,219
First Horizon National Corp. (Banks)	810	11,569
First Niagara Financial Group, Inc. (Savings & Loans)	1,218	10,767
First Republic Bank (Banks)	440	25,120
FirstMerit Corp. (Banks)	561	10,693
Fulton Financial Corp. (Banks)	610	7,527
Glacier Bancorp, Inc. (Banks)	261	6,564
Hancock Holding Co. (Banks)	269	8,032
Hudson City Bancorp, Inc. (Savings & Loans)	1,664	17,439
Huntington Bancshares, Inc. (Banks)	2,793	30,863
IBERIABANK Corp. (Banks)	110	6,933
International Bancshares Corp. (Banks)	194	5,050
Investors Bancorp, Inc. (Savings & Loans)	1,172	13,736
J.P. Morgan Chase & Co. (Banks)	12,834	777,485
KeyCorp (Banks)	2,944	41,687
M&T Bank Corp. (Banks)	455	57,785
MB Financial, Inc. (Banks)	224	7,013
New York Community Bancorp (Savings & Loans)	1,527	25,547
PacWest Bancorp (Banks)	332	15,567
People’s United Financial, Inc. (Savings & Loans)	1,065	16,188
PNC Financial Services Group (Banks)	1,785	166,433
Popular, Inc.* (Banks)	364	12,518
PrivateBancorp, Inc. (Banks)	239	8,406
Prosperity Bancshares, Inc. (Banks)	206	10,811
Regions Financial Corp. (Banks)	4,620	43,659
Signature Bank* (Banks)	175	22,677
SunTrust Banks, Inc. (Banks)	1,804	74,126
Susquehanna Bancshares, Inc. (Banks)	625	8,569
SVB Financial Group* (Banks)	178	22,613
Synovus Financial Corp. (Banks)	471	13,193
TCF Financial Corp. (Banks)	575	9,039
Texas Capital Bancshares, Inc.* (Banks)	153	7,443
Trustmark Corp. (Banks)	224	5,439
U.S. Bancorp (Banks)	6,126	267,522
UMB Financial Corp. (Banks)	133	7,034
Umpqua Holdings Corp. (Banks)	759	13,040
United Bankshares, Inc. (Banks)	223	8,380
Valley National Bancorp (Banks)	762	7,193
Washington Federal, Inc. (Savings & Loans)	338	7,370
Webster Financial Corp. (Banks)	319	11,819
Wells Fargo & Co. (Banks)	16,131	877,527
Wintrust Financial Corp. (Banks)	160	7,629
Zions Bancorp (Banks)	691	18,657
TOTAL COMMON STOCKS (Cost $1,516,563)		4,124,501

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $1,521,563) - 72.7%		4,129,501
Net other assets (liabilities) - 27.3%		1,551,918

NET ASSETS - 100.0%		$5,681,419

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/23/15	0.64%	$1,579,810	$(190)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Banks	$4,027,979	70.9%
Savings & Loans	96,522	1.7%
Other**	1,556,918	27.4%
Total	$5,681,419	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Air Products & Chemicals, Inc. (Chemicals)	5,825	$881,206
Airgas, Inc. (Chemicals)	2,042	216,677
Albemarle Corp. (Chemicals)	3,388	179,022
Alcoa, Inc. (Mining)	36,927	477,097
Allegheny Technologies, Inc. (Iron/Steel)	3,282	98,493
Ashland, Inc. (Chemicals)	1,924	244,944
Axiall Corp. (Chemicals)	2,120	99,513
Cabot Corp. (Chemicals)	1,924	86,580
Carpenter Technology Corp. (Iron/Steel)	1,590	61,819
Celanese Corp. — Series A (Chemicals)	4,619	258,017
CF Industries Holdings, Inc. (Chemicals)	1,448	410,769
Chemtura Corp.* (Chemicals)	2,094	57,145
Cliffs Natural Resources, Inc. (Iron/Steel)	4,631	22,275
Commercial Metals Co. (Iron/Steel)	3,549	57,458
Compass Minerals International, Inc. (Mining)	1,015	94,608
CONSOL Energy, Inc. (Coal)	6,956	194,003
Cytec Industries, Inc. (Chemicals)	2,153	116,348
Domtar Corp. (Forest Products & Paper)	1,925	88,974
E.I. du Pont de Nemours & Co. (Chemicals)	27,354	1,954,991
Eastman Chemical Co. (Chemicals)	4,490	310,977
Ecolab, Inc. (Chemicals)	8,137	930,710
FMC Corp. (Chemicals)	4,028	230,603
Freeport-McMoRan Copper & Gold, Inc. (Mining)	31,418	595,370
Fuller (H.B.) Co. (Chemicals)	1,519	65,120
Huntsman Corp. (Chemicals)	6,144	136,212
International Flavors & Fragrances, Inc. (Chemicals)	2,439	286,339
International Paper Co. (Forest Products & Paper)	12,776	708,940
KapStone Paper & Packaging Corp. (Packaging & Containers)	2,554	83,873
LyondellBasell Industries N.V. - Class A (Chemicals)	11,966	1,050,615
Minerals Technologies, Inc. (Chemicals)	1,049	76,682
Monsanto Co. (Chemicals)	14,601	1,643,197
NewMarket Corp. (Chemicals)	320	152,896
Newmont Mining Corp. (Mining)	15,073	327,235
Nucor Corp. (Iron/Steel)	9,638	458,095
Olin Corp. (Chemicals)	2,337	74,877
Peabody Energy Corp. (Coal)	8,302	40,846
Platform Specialty Products Corp.* (Chemicals)	3,655	93,787
PolyOne Corp. (Chemicals)	2,692	100,546
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,349	79,456
PPG Industries, Inc. (Chemicals)	4,110	926,969
Praxair, Inc. (Chemicals)	8,724	1,053,336
Reliance Steel & Aluminum Co. (Iron/Steel)	2,342	143,049
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,857	49,283
Royal Gold, Inc. (Mining)	1,971	124,390
RPM, Inc. (Chemicals)	4,042	193,976
Sensient Technologies Corp. (Chemicals)	1,436	98,912
Sigma-Aldrich Corp. (Chemicals)	3,608	498,806
Steel Dynamics, Inc. (Iron/Steel)	7,297	146,670
Stillwater Mining Co.* (Mining)	3,642	47,055
The Dow Chemical Co. (Chemicals)	32,880	1,577,582
The Mosaic Co. (Chemicals)	9,396	432,780
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,136	30,070
United States Steel Corp. (Iron/Steel)	4,400	107,360
W.R. Grace & Co.* (Chemicals)	2,229	220,381
Westlake Chemical Corp. (Chemicals)	1,245	89,565
Worthington Industries, Inc. (Iron/Steel)	1,520	40,447
TOTAL COMMON STOCKS (Cost $8,457,401)		18,826,946

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $109,000	$109,000	$109,000
TOTAL REPURCHASE AGREEMENTS (Cost $109,000)		109,000
TOTAL INVESTMENT SECURITIES (Cost $8,566,401) - 100.8%		18,935,946
Net other assets (liabilities) - (0.8)%		(145,617)

NET ASSETS - 100.0%		$18,790,329

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Chemicals	$14,750,080	78.5%
Coal	234,849	1.2%
Forest Products & Paper	847,197	4.5%
Iron/Steel	1,135,666	6.0%
Metal Fabricate/Hardware	30,070	0.2%
Mining	1,665,755	9.0%
Miscellaneous Manufacturing	79,456	0.4%
Packaging & Containers	83,873	0.4%
Other**	(36,617)	(0.2)%
Total	$18,790,329	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (70.4%)
AbbVie, Inc. (Pharmaceuticals)	121,144	$7,091,770
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,403	2,669,340
Alkermes PLC* (Pharmaceuticals)	11,236	685,059
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,581	582,768
Amgen, Inc. (Biotechnology)	57,648	9,215,034
Biogen Idec, Inc.* (Biotechnology)	17,852	7,537,828
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	11,820	1,473,008
Bio-Techne Corp. (Healthcare - Products)	2,866	287,431
Celgene Corp.* (Biotechnology)	60,834	7,012,944
Cepheid, Inc.* (Healthcare - Products)	5,407	307,658
Charles River Laboratories International, Inc.* (Biotechnology)	3,614	286,554
Gilead Sciences, Inc.* (Biotechnology)	113,207	11,109,004
Illumina, Inc.* (Biotechnology)	10,756	1,996,744
Incyte Corp.* (Biotechnology)	11,861	1,087,179
Intercept Pharmaceuticals, Inc.* (Biotechnology)	952	268,483
Isis Pharmaceuticals, Inc.* (Biotechnology)	8,972	571,247
MannKind Corp.* (Pharmaceuticals)	19,763	102,768
Medivation, Inc.* (Biotechnology)	5,983	772,226
Myriad Genetics, Inc.* (Biotechnology)	5,391	190,841
PDL BioPharma, Inc. (Biotechnology)	12,381	87,100
Pharmacyclics, Inc.* (Pharmaceuticals)	4,713	1,206,292
Puma Biotechnology, Inc.* (Biotechnology)	1,604	378,720
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	5,317	356,079
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,589	2,523,322
Seattle Genetics, Inc.* (Biotechnology)	7,668	271,064
United Therapeutics Corp.* (Biotechnology)	3,543	610,937
Vertex Pharmaceuticals, Inc.* (Biotechnology)	18,395	2,170,058
TOTAL COMMON STOCKS (Cost $27,546,050)		60,851,458
TOTAL INVESTMENT SECURITIES (Cost $27,546,050) - 70.4%		60,851,458
Net other assets (liabilities) - 29.6%		25,623,790

NET ASSETS - 100.0%		$86,475,248

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/23/15	0.64%	$25,496,940	$(3,060)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Biotechnology	$50,814,401	58.7%
Healthcare - Products	595,089	0.7%
Pharmaceuticals	9,441,968	11.0%
Other**	25,623,790	29.6%
Total	$86,475,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Activision Blizzard, Inc. (Software)	5,172	$117,534
Altria Group, Inc. (Agriculture)	20,531	1,026,961
Archer-Daniels-Midland Co. (Agriculture)	6,613	313,456
Autoliv, Inc. (Auto Parts & Equipment)	925	108,937
Avon Products, Inc. (Cosmetics/Personal Care)	4,533	36,219
B&G Foods, Inc. - Class A (Food)	559	16,451
BorgWarner, Inc. (Auto Parts & Equipment)	2,361	142,794
Brown-Forman Corp. - Class B (Beverages)	1,625	146,819
Brunswick Corp. (Leisure Time)	968	49,804
Bunge, Ltd. (Agriculture)	1,512	124,528
Campbell Soup Co. (Food)	1,853	86,257
Carter’s, Inc. (Apparel)	551	50,951
Church & Dwight, Inc. (Household Products/Wares)	1,361	116,257
Clorox Co. (Household Products/Wares)	1,368	151,014
Coach, Inc. (Retail)	2,876	119,152
Coca-Cola Co. (Beverages)	40,969	1,661,292
Coca-Cola Enterprises, Inc. (Beverages)	2,262	99,980
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,889	616,363
ConAgra Foods, Inc. (Food)	4,440	162,193
Constellation Brands, Inc.* (Beverages)	1,755	203,949
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	562	24,076
D.R. Horton, Inc. (Home Builders)	3,467	98,741
Dana Holding Corp. (Auto Parts & Equipment)	1,718	36,353
Darling International, Inc.* (Food)	1,717	24,055
Dean Foods Co. (Food)	982	16,232
Deckers Outdoor Corp.* (Apparel)	360	26,233
Delphi Automotive PLC (Auto Parts & Equipment)	3,026	241,293
Dr. Pepper Snapple Group, Inc. (Beverages)	2,012	157,902
Electronic Arts, Inc.* (Software)	3,242	190,678
Energizer Holdings, Inc. (Electrical Components & Equipment)	648	89,456
Flowers Foods, Inc. (Food)	1,921	43,684
Ford Motor Co. (Auto Manufacturers)	41,243	665,662
Fossil Group, Inc.* (Distribution/Wholesale)	462	38,092
General Mills, Inc. (Food)	6,294	356,240
General Motors Co. (Auto Manufacturers)	14,103	528,862
Gentex Corp. (Electronics)	3,078	56,327
Genuine Parts Co. (Distribution/Wholesale)	1,592	148,358
Hanesbrands, Inc. (Apparel)	4,179	140,038
Harley-Davidson, Inc. (Leisure Time)	2,205	133,931
Harman International Industries, Inc. (Home Furnishings)	715	95,545
Hasbro, Inc. (Toys/Games/Hobbies)	1,166	73,738
Herbalife, Ltd.* (Pharmaceuticals)	711	30,402
Herman Miller, Inc. (Office Furnishings)	620	17,211
HNI Corp. (Office Furnishings)	460	25,378
Hormel Foods Corp. (Food)	1,404	79,817
Iconix Brand Group, Inc.* (Apparel)	499	16,801
Ingredion, Inc. (Food)	745	57,976
Jarden Corp.* (Leisure Time)	1,870	98,923
Johnson Controls, Inc. (Auto Parts & Equipment)	6,853	345,666
Kate Spade & Co.* (Retail)	1,328	44,342
Kellogg Co. (Food)	2,639	174,042
Keurig Green Mountain, Inc. (Beverages)	1,264	141,227
Kimberly-Clark Corp. (Household Products/Wares)	3,810	408,088
Kraft Foods Group, Inc. (Food)	6,130	534,015
Lancaster Colony Corp. (Food)	202	19,224
Lear Corp. (Auto Parts & Equipment)	813	90,097
Leggett & Platt, Inc. (Home Furnishings)	1,442	66,462
Lennar Corp. - Class A (Home Builders)	1,861	96,418
Leucadia National Corp. (Holding Companies - Diversified)	3,287	73,267
LKQ Corp.* (Distribution/Wholesale)	3,170	81,025
Lorillard, Inc. (Agriculture)	3,754	245,324
Lululemon Athletica, Inc.* (Retail)	1,090	69,782
Mattel, Inc. (Toys/Games/Hobbies)	3,527	80,592
McCormick & Co., Inc. (Food)	1,337	103,096
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,109	212,018
Michael Kors Holdings, Ltd.* (Apparel)	2,093	137,615
Mohawk Industries, Inc.* (Textiles)	647	120,180
Molson Coors Brewing Co. - Class B (Beverages)	1,667	124,108
Mondelez International, Inc. - Class A (Food)	17,197	620,641
Monster Beverage Corp.* (Beverages)	1,524	210,914
Newell Rubbermaid, Inc. (Housewares)	2,826	110,412
NIKE, Inc. - Class B (Apparel)	7,296	732,009
Nu Skin Enterprises, Inc. - Class A (Retail)	618	37,210
NVR, Inc.* (Home Builders)	40	53,146
PepsiCo, Inc. (Beverages)	15,455	1,477,807
Philip Morris International, Inc. (Agriculture)	16,128	1,214,922
Polaris Industries, Inc. (Leisure Time)	636	89,740
Pool Corp. (Distribution/Wholesale)	455	31,741
Post Holdings, Inc.* (Food)	546	25,575
Procter & Gamble Co. (Cosmetics/Personal Care)	28,155	2,307,021
PulteGroup, Inc. (Home Builders)	3,455	76,805
PVH Corp. (Retail)	860	91,642
Ralph Lauren Corp. (Apparel)	628	82,582
Reynolds American, Inc. (Agriculture)	3,213	221,408
Skechers U.S.A., Inc.* - Class A (Apparel)	428	30,777
Snap-on, Inc. (Hand/Machine Tools)	606	89,119
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,641	156,486
Steven Madden, Ltd.* (Apparel)	584	22,192
Take-Two Interactive Software, Inc.* (Software)	880	22,400
Tempur-Pedic International, Inc.* (Home Furnishings)	635	36,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tenneco, Inc.* (Auto Parts & Equipment)	639	$36,691
Tesla Motors, Inc.* (Auto Manufacturers)	1,010	190,658
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,326	193,430
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,810	76,095
The Hain Celestial Group, Inc.* (Food)	1,060	67,893
The Hershey Co. (Food)	1,543	155,704
The JM Smucker Co. - Class A (Food)	1,061	122,790
The Middleby Corp.* (Machinery-Diversified)	597	61,282
The Ryland Group, Inc. (Home Builders)	487	23,736
The Scotts Miracle-Gro Co. - Class A (Housewares)	463	31,100
Thor Industries, Inc. (Home Builders)	484	30,594
TiVo, Inc.* (Home Furnishings)	1,069	11,342
Toll Brothers, Inc.* (Home Builders)	1,666	65,540
TreeHouse Foods, Inc.* (Food)	446	37,919
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,153	120,892
Tupperware Corp. (Housewares)	519	35,821
Tyson Foods, Inc. - Class A (Food)	3,046	116,662
Under Armour, Inc.* - Class A (Apparel)	1,740	140,505
V.F. Corp. (Apparel)	3,569	268,782
Vista Outdoor, Inc.-WI* (Retail)	665	28,475
Visteon Corp.* (Auto Parts & Equipment)	463	44,633
WABCO Holdings, Inc.* (Auto Parts & Equipment)	567	69,673
Whirlpool Corp. (Home Furnishings)	814	164,477
Whitewave Foods Co.* (Food)	1,819	80,654
Wolverine World Wide, Inc. (Apparel)	1,075	35,959
TOTAL COMMON STOCKS (Cost $9,884,770)		21,982,024

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $39,000	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000
TOTAL INVESTMENT SECURITIES (Cost $9,923,770) - 100.3%		22,021,024
Net other assets (liabilities) - (0.3)%		(72,559)

NET ASSETS - 100.0%		$21,948,465

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Agriculture	$3,146,599	14.3%
Apparel	1,684,444	7.6%
Auto Manufacturers	1,385,182	6.4%
Auto Parts & Equipment	1,337,200	6.1%
Beverages	4,223,998	19.1%
Cosmetics/Personal Care	3,153,033	14.4%
Distribution/Wholesale	299,216	1.4%
Electrical Components & Equipment	89,456	0.4%
Electronics	56,327	0.3%
Food	2,901,120	13.2%
Hand/Machine Tools	245,605	1.1%
Holding Companies - Diversified	73,267	0.3%
Home Builders	444,980	2.0%
Home Furnishings	374,491	1.8%
Household Products/Wares	675,359	3.1%
Housewares	177,333	0.8%
Leisure Time	372,398	1.7%
Machinery-Diversified	61,282	0.3%
Office Furnishings	42,589	0.2%
Pharmaceuticals	242,420	1.1%
Retail	390,603	1.8%
Software	330,612	1.5%
Textiles	120,180	0.5%
Toys/Games/Hobbies	154,330	0.7%
Other**	(33,559)	(0.1)%
Total	$21,948,465	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Aaron’s, Inc. (Commercial Services)	842	$23,837
Abercrombie & Fitch Co. - Class A (Retail)	904	19,924
Acxiom Corp.* (Software)	1,008	18,638
Advance Auto Parts, Inc. (Retail)	955	142,954
Alaska Air Group, Inc. (Airlines)	1,712	113,300
Amazon.com, Inc.* (Internet)	4,968	1,848,593
AMC Networks, Inc.* - Class A (Media)	771	59,089
American Airlines Group, Inc. (Airlines)	9,356	493,810
American Eagle Outfitters, Inc. (Retail)	2,290	39,113
AmerisourceBergen Corp. (Pharmaceuticals)	2,721	309,296
ANN, Inc.* (Retail)	597	24,495
Apollo Group, Inc.* - Class A (Commercial Services)	1,259	23,820
Asbury Automotive Group, Inc.* (Retail)	359	29,833
Ascena Retail Group, Inc.* (Retail)	1,719	24,943
AutoNation, Inc.* (Retail)	978	62,915
AutoZone, Inc.* (Retail)	415	283,096
Avis Budget Group, Inc.* (Commercial Services)	1,385	81,736
Bed Bath & Beyond, Inc.* (Retail)	2,420	185,796
Best Buy Co., Inc. (Retail)	3,798	143,526
Big Lots, Inc. (Retail)	697	33,477
Brinker International, Inc. (Retail)	823	50,664
Buffalo Wild Wings, Inc.* (Retail)	246	44,585
Cabela’s, Inc.* (Retail)	622	34,820
Cablevision Systems Corp. NY - Class A (Media)	2,861	52,356
Cardinal Health, Inc. (Pharmaceuticals)	4,307	388,793
CarMax, Inc.* (Retail)	2,739	189,018
Carnival Corp. - Class A (Leisure Time)	5,875	281,060
Casey’s General Stores, Inc. (Retail)	507	45,681
CBS Corp. - Class B (Media)	5,968	361,840
Charter Communications, Inc.* - Class A (Media)	1,080	208,559
Chemed Corp. (Healthcare - Services)	221	26,387
Chico’s FAS, Inc. (Retail)	2,011	35,575
Chipotle Mexican Grill, Inc.* (Retail)	404	262,818
Choice Hotels International, Inc. (Lodging)	456	29,216
Cinemark Holdings, Inc. (Entertainment)	1,358	61,205
Comcast Corp. - Class A (Media)	33,144	1,871,642
Copart, Inc.* (Retail)	1,485	55,791
Costco Wholesale Corp. (Retail)	5,739	869,430
Cracker Barrel Old Country Store, Inc. (Retail)	312	47,468
CST Brands, Inc. (Retail)	1,006	44,093
CVS Caremark Corp. (Retail)	14,677	1,514,813
Darden Restaurants, Inc. (Retail)	1,619	112,261
Delta Air Lines, Inc. (Airlines)	10,751	483,366
DeVry, Inc. (Commercial Services)	748	24,953
Dick’s Sporting Goods, Inc. (Retail)	1,280	72,947
Dillards, Inc. - Class A (Retail)	322	43,956
DIRECTV* - Class A (Media)	6,558	558,086
Discovery Communications, Inc.* - Class A (Media)	1,940	59,674
Discovery Communications, Inc.* - Class C (Media)	3,525	103,899
DISH Network Corp.* - Class A (Media)	2,765	193,716
Dolby Laboratories, Inc. - Class A (Entertainment)	572	21,828
Dollar General Corp.* (Retail)	3,959	298,430
Dollar Tree, Inc.* (Retail)	2,683	217,712
Domino’s Pizza, Inc. (Retail)	725	72,899
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	946	22,893
DSW, Inc. - Class A (Retail)	917	33,819
Dun & Bradstreet Corp. (Software)	470	60,329
Dunkin’ Brands Group, Inc. (Retail)	1,274	60,591
Expedia, Inc. (Internet)	1,290	121,428
FactSet Research Systems, Inc. (Media)	506	80,555
Family Dollar Stores, Inc. (Retail)	1,253	99,288
Foot Locker, Inc. (Retail)	1,853	116,739
GameStop Corp. - Class A (Retail)	1,415	53,713
Gannett Co., Inc. (Media)	2,960	109,757
Genesco, Inc.* (Retail)	314	22,366
GNC Holdings, Inc. - Class A (Retail)	1,159	56,872
Graham Holdings Co. - Class B (Commercial Services)	57	59,829
Grand Canyon Education, Inc.* (Commercial Services)	610	26,413
Group 1 Automotive, Inc. (Retail)	279	24,086
Groupon, Inc.* (Internet)	5,501	39,662
GUESS?, Inc. (Retail)	834	15,504
H & R Block, Inc. (Commercial Services)	3,589	115,100
Hertz Global Holdings, Inc.* (Commercial Services)	5,840	126,611
Hilton Worldwide Holdings In* (Lodging)	5,394	159,771
HSN, Inc. (Retail)	425	28,998
Hyatt Hotels Corp.* - Class A (Lodging)	734	43,467
IHS, Inc.* - Class A (Computers)	896	101,929
International Game Technology (Entertainment)	3,227	56,182
J.C. Penney Co., Inc.* (Retail)	3,978	33,455
Jack in the Box, Inc. (Retail)	497	47,672
JetBlue Airways Corp.* (Airlines)	3,405	65,546
John Wiley & Sons, Inc. (Media)	606	37,051
Kar Auction Services, Inc. (Commercial Services)	1,843	69,905
Kohls Corp. (Retail)	2,636	206,267
Kroger Co. (Food)	6,408	491,238
L Brands, Inc. (Retail)	3,207	302,388
Las Vegas Sands Corp. (Lodging)	4,791	263,697
Liberty Broadband Corp.* - Class C (Media)	849	48,053
Liberty Broadband Corp.* - Class A (Media)	324	18,300
Liberty Global PLC* (Media)	7,796	388,319
Liberty Global PLC* - Class A (Media)	3,279	168,770
Liberty Media Corp.* (Media)	1,295	49,922
Liberty Media Corp.* - Class C (Media)	2,594	99,091

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,754	$167,959
Liberty TripAdvisor Holdings, Inc.* - Class A (Holding Companies - Diversified)	903	28,706
Liberty Ventures* (Internet)	1,788	75,114
Life Time Fitness, Inc.* (Leisure Time)	469	33,280
Lions Gate Entertainment Corp. (Entertainment)	1,075	36,464
Lithia Motors, Inc. - Class A (Retail)	298	29,624
Live Nation, Inc.* (Commercial Services)	1,892	47,735
Lowe’s Cos., Inc. (Retail)	12,691	944,084
Lumber Liquidators Holdings, Inc.* (Retail)	353	10,865
Macy’s, Inc. (Retail)	4,442	288,330
Madison Square Garden, Inc.* - Class A (Entertainment)	790	66,874
Marriott International, Inc. - Class A (Lodging)	2,706	217,335
Marriott Vacations Worldwide Corp. (Entertainment)	364	29,502
McDonald’s Corp. (Retail)	12,537	1,221,606
McKesson Corp. (Pharmaceuticals)	3,037	686,970
Meredith Corp. (Media)	477	26,602
MGM Resorts International* (Lodging)	4,677	98,357
Murphy USA, Inc.* (Oil & Gas)	560	40,527
Neilsen Holdings N.V. (Media)	4,117	183,495
Netflix, Inc.* (Internet)	790	329,185
News Corp.* - Class A (Media)	6,515	104,305
Nordstrom, Inc. (Retail)	1,835	147,387
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	1,313	70,915
Office Depot, Inc.* (Retail)	6,402	58,898
Omnicare, Inc. (Pharmaceuticals)	1,268	97,712
Omnicom Group, Inc. (Advertising)	3,218	250,940
O’Reilly Automotive, Inc.* (Retail)	1,326	286,734
Panera Bread Co.* - Class A (Retail)	332	53,118
Pier 1 Imports, Inc. (Retail)	1,174	16,413
Priceline.com, Inc.* (Internet)	677	788,130
Regal Entertainment Group - Class A (Entertainment)	1,039	23,731
Restoration Hardware Holdings, Inc.* (Retail)	469	46,520
Rite Aid Corp.* (Retail)	11,906	103,463
Rollins, Inc. (Commercial Services)	1,254	31,011
Ross Stores, Inc. (Retail)	2,700	284,472
Royal Caribbean Cruises, Ltd. (Leisure Time)	2,149	175,896
Sally Beauty Holdings, Inc.* (Retail)	1,673	57,501
Scripps Networks Interactive - Class A (Media)	1,272	87,208
Sears Holdings Corp.* (Retail)	653	27,021
Service Corp. International (Commercial Services)	2,647	68,955
Shutterfly, Inc.* (Internet)	493	22,303
Signet Jewelers, Ltd. (Retail)	1,045	145,036
Sinclair Broadcast Group, Inc. - Class A (Media)	941	29,557
Sirius XM Holdings, Inc.* (Media)	34,218	130,713
Six Flags Entertainment Corp. (Entertainment)	1,141	55,236
Sotheby’s - Class A (Commercial Services)	801	33,850
Southwest Airlines Co. (Airlines)	8,816	390,549
Spirit Airlines, Inc.* (Airlines)	950	73,492
Sprouts Farmers Market, Inc.* (Food)	1,861	65,563
Staples, Inc. (Retail)	8,355	136,061
Starbucks Corp. (Retail)	9,780	926,166
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,239	186,957
Starz - Liberty Capital* (Media)	1,104	37,989
Sysco Corp. (Food)	7,726	291,502
Target Corp. (Retail)	8,307	681,755
The Cheesecake Factory, Inc. (Retail)	607	29,943
The Gap, Inc. (Retail)	3,460	149,922
The Home Depot, Inc. (Retail)	17,189	1,952,843
The Interpublic Group of Cos., Inc. (Advertising)	5,378	118,961
The Men’s Wearhouse, Inc. (Retail)	597	31,163
The New York Times Co. - Class A (Media)	1,715	23,598
The Wendy’s Co. (Retail)	3,596	39,196
Tiffany & Co. (Retail)	1,468	129,199
Time Warner Cable, Inc. (Media)	3,664	549,160
Time Warner, Inc. (Media)	10,832	914,654
Time, Inc. (Media)	1,429	32,067
TJX Cos., Inc. (Retail)	8,905	623,795
Tractor Supply Co. (Retail)	1,777	151,152
Tribune Media Co. - A* (Media)	1,214	73,823
TripAdvisor, Inc.* (Internet)	1,455	121,013
Twenty-First Century Fox, Inc. - Class A (Media)	23,850	807,083
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	840	126,714
United Continental Holdings, Inc.* (Airlines)	5,012	337,057
United Natural Foods, Inc.* (Food)	652	50,230
Urban Outfitters, Inc.* (Retail)	1,305	59,573
Vail Resorts, Inc. (Entertainment)	474	49,021
VCA Antech, Inc.* (Pharmaceuticals)	1,070	58,657
Viacom, Inc. - Class B (Media)	4,763	325,313
Walgreens Boots Alliance, Inc. (Retail)	11,374	963,151
Wal-Mart Stores, Inc. (Retail)	20,601	1,694,432
Walt Disney Co. (Media)	20,394	2,139,127
Whole Foods Market, Inc. (Food)	4,706	245,088
Williams-Sonoma, Inc. (Retail)	1,118	89,116
Wyndham Worldwide Corp. (Lodging)	1,572	142,219
Wynn Resorts, Ltd. (Lodging)	1,056	132,929
Yelp, Inc.* (Internet)	804	38,069
YUM! Brands, Inc. (Retail)	5,650	444,768
TOTAL COMMON STOCKS (Cost $25,327,587)		39,820,017
TOTAL INVESTMENT SECURITIES (Cost $25,327,587) - 99.8%		39,820,017
Net other assets (liabilities) - 0.2%		73,643

NET ASSETS - 100.0%		$39,893,660

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Services invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$369,901	0.9%
Airlines	1,957,120	4.9%
Commercial Services	733,755	1.8%
Computers	101,929	0.3%
Entertainment	422,936	1.1%
Food	1,143,621	2.9%
Healthcare - Services	26,387	0.1%
Holding Companies - Diversified	28,706	0.1%
Internet	3,551,456	8.9%
Leisure Time	561,151	1.4%
Lodging	1,273,948	3.2%
Media	9,933,373	24.9%
Oil & Gas	40,527	0.1%
Pharmaceuticals	1,541,428	3.8%
Retail	18,054,812	45.2%
Software	78,967	0.2%
Other**	73,643	0.2%
Total	$39,893,660	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
ACE, Ltd. (Insurance)	2,524	$281,401
Affiliated Managers Group, Inc.* (Diversified Financial Services)	423	90,852
AFLAC, Inc. (Insurance)	3,382	216,482
Alexander & Baldwin, Inc. (Real Estate)	351	15,156
Alexandria Real Estate Equities, Inc. (REIT)	554	54,314
Alleghany Corp.* (Insurance)	125	60,875
Allied World Assurance Co. Holdings, Ltd. (Insurance)	742	29,977
Allstate Corp. (Insurance)	3,211	228,527
Ally Financial, Inc.* (Diversified Financial Services)	3,364	70,577
Altisource Portfolio Solutions SA* (Diversified Financial Services)	117	1,506
American Campus Communities, Inc. (REIT)	864	37,040
American Capital Agency Corp. (REIT)	2,718	57,975
American Express Co. (Diversified Financial Services)	6,759	528,014
American Financial Group, Inc. (Insurance)	564	36,181
American Homes 4 Rent - Class A (REIT)	1,095	18,122
American International Group, Inc. (Insurance)	10,583	579,842
American Realty Capital Properties, Inc. (REIT)	7,001	68,960
American Tower Corp. (REIT)	3,259	306,834
Ameriprise Financial, Inc. (Diversified Financial Services)	1,409	184,354
Annaly Mortgage Management, Inc. (REIT)	7,306	75,982
Aon PLC (Insurance)	2,160	207,619
Apartment Investment & Management Co. - Class A (REIT)	1,204	47,389
Arch Capital Group, Ltd.* (Insurance)	996	61,354
ARMOUR Residential REIT, Inc. (REIT)	2,753	8,727
Arthur J. Gallagher & Co. (Insurance)	1,270	59,373
Aspen Insurance Holdings, Ltd. (Insurance)	477	22,529
Associated Banc-Corp. (Banks)	1,145	21,297
Assurant, Inc. (Insurance)	529	32,486
Assured Guaranty, Ltd. (Insurance)	1,197	31,589
AvalonBay Communities, Inc. (REIT)	1,019	177,561
Axis Capital Holdings, Ltd. (Insurance)	780	40,232
BancorpSouth, Inc. (Banks)	661	15,348
Bank of America Corp. (Banks)	81,115	1,248,360
Bank of Hawaii Corp. (Banks)	337	20,628
Bank of New York Mellon Corp. (Banks)	8,589	345,621
BankUnited, Inc. (Banks)	790	25,865
BB&T Corp. (Banks)	5,560	216,784
Berkshire Hathaway, Inc.* - Class B (Insurance)	14,062	2,029,427
BioMed Realty Trust, Inc. (REIT)	1,552	35,168
BlackRock, Inc. (Diversified Financial Services)	979	358,157
BOK Financial Corp. (Banks)	163	9,979
Boston Properties, Inc. (REIT)	1,180	165,766
Brandywine Realty Trust (REIT)	1,387	22,164
Brown & Brown, Inc. (Insurance)	907	30,031
Camden Property Trust (REIT)	669	52,269
Capital One Financial Corp. (Banks)	4,255	335,379
Capitol Federal Financial, Inc. (Savings & Loans)	998	12,475
Cathay Bancorp, Inc. (Banks)	571	16,245
CBL & Associates Properties, Inc. (REIT)	1,313	25,997
CBOE Holdings, Inc. (Diversified Financial Services)	648	37,198
CBRE Group, Inc.* - Class A (Real Estate)	2,156	83,460
Chimera Investment Corp. (REIT)	7,922	24,875
Cincinnati Financial Corp. (Insurance)	1,137	60,579
CIT Group, Inc. (Banks)	1,358	61,273
Citigroup, Inc. (Banks)	23,395	1,205,310
City National Corp. (Banks)	372	33,138
CME Group, Inc. (Diversified Financial Services)	2,443	231,377
CNO Financial Group, Inc. (Insurance)	1,543	26,570
Colony Financial, Inc. (REIT)	844	21,876
Columbia Property Trust, Inc. (REIT)	964	26,047
Comerica, Inc. (Banks)	1,377	62,144
Commerce Bancshares, Inc. (Banks)	640	27,085
Corporate Office Properties Trust (REIT)	715	21,007
Corrections Corp. of America (REIT)	900	36,234
Cousins Properties, Inc. (REIT)	1,585	16,801
Crown Castle International Corp. (REIT)	2,575	212,540
CubeSmart (REIT)	1,256	30,332
Cullen/Frost Bankers, Inc. (Banks)	425	29,359
CYS Investments, Inc. (REIT)	1,249	11,129
DCT Industrial Trust, Inc. (REIT)	681	23,603
DDR Corp. (REIT)	2,311	43,031
DiamondRock Hospitality Co. (REIT)	1,545	21,831
Digital Realty Trust, Inc. (REIT)	1,046	68,994
Discover Financial Services (Diversified Financial Services)	3,448	194,295
Douglas Emmett, Inc. (REIT)	1,051	31,330
Duke Realty Corp. (REIT)	2,660	57,908
DuPont Fabros Technology, Inc. (REIT)	508	16,601
E*TRADE Financial Corp.* (Diversified Financial Services)	2,227	63,592
East West Bancorp, Inc. (Banks)	1,109	44,870
EastGroup Properties, Inc. (REIT)	245	14,734
Eaton Vance Corp. (Diversified Financial Services)	912	37,976
Endurance Specialty Holdings, Ltd. (Insurance)	346	21,154
EPR Properties (REIT)	442	26,533
Equity Commonwealth* (REIT)	1,001	26,577
Equity Lifestyle Properties, Inc. (REIT)	617	33,904
Equity Residential (REIT)	2,804	218,320
Erie Indemnity Co. - Class A (Insurance)	187	16,318
Essex Property Trust, Inc. (REIT)	500	114,950
Everest Re Group, Ltd. (Insurance)	345	60,030
Extra Space Storage, Inc. (REIT)	851	57,502

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
F.N.B. Corp. (Banks)	1,332	$17,502
Federal Realty Investment Trust (REIT)	528	77,727
Federated Investors, Inc. - Class B (Diversified Financial Services)	737	24,977
Fifth Third Bancorp (Banks)	6,281	118,397
Financial Engines, Inc. (Diversified Financial Services)	402	16,816
First American Financial Corp. (Insurance)	829	29,579
First Financial Bankshares, Inc. (Banks)	492	13,599
First Horizon National Corp. (Banks)	1,804	25,785
First Niagara Financial Group, Inc. (Savings & Loans)	2,727	24,107
First Republic Bank (Banks)	1,002	57,204
FirstMerit Corp. (Banks)	1,275	24,302
FNF Group (Diversified Financial Services)	2,141	78,703
FNFV Group* (Diversified Financial Services)	718	10,124
Forest City Enterprises, Inc.* - Class A (Real Estate)	1,295	33,048
Franklin Resources, Inc. (Diversified Financial Services)	3,023	155,140
Fulton Financial Corp. (Banks)	1,382	17,054
Gaming & Leisure Properties, Inc. (Entertainment)	695	25,625
General Growth Properties, Inc. (REIT)	4,845	143,170
Genworth Financial, Inc.* - Class A (Insurance)	3,830	27,997
Glacier Bancorp, Inc. (Banks)	578	14,537
Hancock Holding Co. (Banks)	620	18,513
Hanover Insurance Group, Inc. (Insurance)	342	24,822
Hartford Financial Services Group, Inc. (Insurance)	3,247	135,790
Hatteras Financial Corp. (REIT)	747	13,566
HCC Insurance Holdings, Inc. (Insurance)	746	42,276
HCP, Inc. (REIT)	3,553	153,525
Health Care REIT, Inc. (REIT)	2,697	208,640
Healthcare Realty Trust, Inc. (REIT)	769	21,363
Healthcare Trust of America, Inc. - Class A (REIT)	965	26,885
Highwoods Properties, Inc. (REIT)	718	32,870
Home Properties, Inc. (REIT)	448	31,042
Hospitality Properties Trust (REIT)	1,154	38,070
Host Hotels & Resorts, Inc. (REIT)	5,843	117,912
Hudson City Bancorp, Inc. (Savings & Loans)	3,710	38,881
Huntington Bancshares, Inc. (Banks)	6,244	68,996
IBERIABANK Corp. (Banks)	257	16,199
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	862	201,078
International Bancshares Corp. (Banks)	447	11,635
Invesco Mortgage Capital, Inc. (REIT)	949	14,738
Invesco, Ltd. (Diversified Financial Services)	3,312	131,453
Investors Bancorp, Inc. (Savings & Loans)	2,630	30,824
Iron Mountain, Inc. (REIT)	1,439	52,495
J.P. Morgan Chase & Co. (Banks)	28,749	1,741,614
Janus Capital Group, Inc. (Diversified Financial Services)	1,138	19,562
Jones Lang LaSalle, Inc. (Real Estate)	346	58,958
Kemper Corp. (Insurance)	387	15,078
KeyCorp (Banks)	6,594	93,371
Kilroy Realty Corp. (REIT)	666	50,729
Kimco Realty Corp. (REIT)	3,181	85,410
Kite Realty Group Trust (REIT)	644	18,141
Lamar Advertising Co. - Class A (REIT)	619	36,688
LaSalle Hotel Properties (REIT)	869	33,769
Legg Mason, Inc. (Diversified Financial Services)	766	42,283
Lexington Realty Trust (REIT)	1,630	16,023
Liberty Property Trust (REIT)	1,146	40,912
Lincoln National Corp. (Insurance)	1,978	113,656
Loews Corp. (Insurance)	2,303	94,031
LPL Financial Holdings, Inc. (Diversified Financial Services)	572	25,088
M&T Bank Corp. (Banks)	1,026	130,302
Mack-Cali Realty Corp. (REIT)	646	12,455
Markel Corp.* (Insurance)	109	83,816
MarketAxess Holdings, Inc. (Diversified Financial Services)	287	23,792
Marsh & McLennan Cos., Inc. (Insurance)	4,154	232,998
MasterCard, Inc. - Class A (Commercial Services)	7,525	650,085
MB Financial, Inc. (Banks)	491	15,373
McGraw Hill Financial, Inc. (Commercial Services)	2,107	217,864
Medical Properties Trust, Inc. (REIT)	1,609	23,717
Mercury General Corp. (Insurance)	280	16,170
MetLife, Inc. (Insurance)	8,616	435,539
MFA Financial, Inc. (REIT)	2,856	22,448
MGIC Investment Corp.* (Insurance)	2,611	25,144
Mid-America Apartment Communities, Inc. (REIT)	580	44,817
Moody’s Corp. (Commercial Services)	1,372	142,414
Morgan Stanley Dean Witter & Co. (Banks)	11,889	424,318
MSCI, Inc. - Class A (Software)	865	53,033
NASDAQ Stock Market, Inc. (Diversified Financial Services)	911	46,406
National Retail Properties, Inc. (REIT)	1,020	41,789
Navient Corp. (Diversified Financial Services)	3,094	62,901
New York Community Bancorp (Savings & Loans)	3,411	57,066
Northern Trust Corp. (Banks)	1,694	117,987
NorthStar Asset Managenent Group, Inc. (Diversified Financial Services)	1,452	33,890
NorthStar Realty Finance Corp. (REIT)	1,959	35,497
Ocwen Financial Corp.* (Diversified Financial Services)	832	6,864
Old Republic International Corp. (Insurance)	1,856	27,729
OMEGA Healthcare Investors, Inc. (REIT)	1,071	43,450
Outfront Media, Inc. (REIT)	1,054	31,536
PacWest Bancorp (Banks)	748	35,074
Paramount Group, Inc. (REIT)	1,113	21,481
PartnerRe, Ltd. (Insurance)	379	43,331
Pebblebrook Hotel Trust (REIT)	552	25,707
People’s United Financial, Inc. (Savings & Loans)	2,379	36,161
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,189	22,127
Plum Creek Timber Co., Inc. (REIT)	1,359	59,049
PNC Financial Services Group (Banks)	4,013	374,172
Popular, Inc.* (Banks)	795	27,340
Post Properties, Inc. (REIT)	423	24,081

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Potlatch Corp. (REIT)	313	$12,533
PRA Group, Inc.* (Diversified Financial Services)	375	20,370
Primerica, Inc. (Insurance)	404	20,564
Principal Financial Group, Inc. (Insurance)	2,107	108,237
PrivateBancorp, Inc. (Banks)	543	19,097
ProAssurance Corp. (Insurance)	432	19,833
Progressive Corp. (Insurance)	4,132	112,390
Prologis, Inc. (REIT)	3,951	172,105
Prosperity Bancshares, Inc. (Banks)	467	24,508
Prudential Financial, Inc. (Insurance)	3,501	281,165
Public Storage, Inc. (REIT)	1,117	220,206
Radian Group, Inc. (Insurance)	1,471	24,698
Raymond James Financial Corp. (Diversified Financial Services)	980	55,644
Rayonier, Inc. (REIT)	976	26,313
Realogy Holdings Corp.* (Real Estate)	1,127	51,256
Realty Income Corp. (REIT)	1,737	89,629
Redwood Trust, Inc. (REIT)	643	11,490
Regency Centers Corp. (REIT)	727	49,465
Regions Financial Corp. (Banks)	10,357	97,874
Reinsurance Group of America, Inc. (Insurance)	529	49,298
RenaissanceRe Holdings (Insurance)	353	35,205
Retail Properties of America, Inc. (REIT)	1,820	29,175
RLI Corp. (Insurance)	286	14,989
RLJ Lodging Trust (REIT)	1,019	31,905
Ryman Hospitality Properties, Inc. (REIT)	395	24,059
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	783	18,119
SEI Investments Co. (Commercial Services)	1,004	44,266
Senior Housing Properties Trust (REIT)	1,810	40,164
Signature Bank* (Banks)	389	50,407
Simon Property Group, Inc. (REIT)	2,394	468,363
SL Green Realty Corp. (REIT)	762	97,826
SLM Corp. (Diversified Financial Services)	3,266	30,308
Sovran Self Storage, Inc. (REIT)	273	25,646
Spirit Realty Capital, Inc. (REIT)	3,071	37,098
St. Joe Co.* (Real Estate)	713	13,233
StanCorp Financial Group, Inc. (Insurance)	325	22,295
Starwood Property Trust, Inc. (REIT)	1,726	41,942
State Street Corp. (Banks)	3,179	233,752
Stifel Financial Corp.* (Diversified Financial Services)	509	28,377
Strategic Hotels & Resorts, Inc.* (REIT)	2,117	26,314
Sun Communities, Inc. (REIT)	389	25,954
Sunstone Hotel Investors, Inc. (REIT)	1,608	26,805
SunTrust Banks, Inc. (Banks)	4,043	166,127
Susquehanna Bancshares, Inc. (Banks)	1,406	19,276
SVB Financial Group* (Banks)	394	50,054
Symetra Financial Corp. (Insurance)	734	17,220
Synchrony Financial* (Diversified Financial Services)	964	29,257
Synovus Financial Corp. (Banks)	1,051	29,439
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,012	162,932
Tanger Factory Outlet Centers, Inc. (REIT)	729	25,639
Taubman Centers, Inc. (REIT)	486	37,485
TCF Financial Corp. (Banks)	1,269	19,949
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,094	78,022
Texas Capital Bancshares, Inc.* (Banks)	353	17,173
The Charles Schwab Corp. (Diversified Financial Services)	8,895	270,764
The Chubb Corp. (Insurance)	1,778	179,756
The Geo Group, Inc. (REIT)	571	24,976
The Goldman Sachs Group, Inc. (Banks)	3,123	587,030
The Howard Hughes Corp.* (Real Estate)	277	42,941
The Macerich Co. (REIT)	1,087	91,667
The Travelers Cos., Inc. (Insurance)	2,477	267,838
Torchmark Corp. (Insurance)	980	53,822
Trustmark Corp. (Banks)	519	12,601
Two Harbors Investment Corp. (REIT)	2,822	29,970
U.S. Bancorp (Banks)	13,735	599,807
UDR, Inc. (REIT)	1,997	67,958
UMB Financial Corp. (Banks)	292	15,444
Umpqua Holdings Corp. (Banks)	1,701	29,223
United Bankshares, Inc. (Banks)	489	18,377
UnumProvident Corp. (Insurance)	1,939	65,402
Urban Edge Properties (REIT)	674	15,974
Validus Holdings, Ltd. (Insurance)	642	27,028
Valley National Bancorp (Banks)	1,705	16,095
Ventas, Inc. (REIT)	2,551	186,274
Visa, Inc. - Class A (Diversified Financial Services)	14,958	978,403
Vornado Realty Trust (REIT)	1,348	150,976
Voya Financial, Inc. (Insurance)	1,755	75,658
W.R. Berkley Corp. (Insurance)	778	39,297
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	644	31,904
Washington Federal, Inc. (Savings & Loans)	758	16,528
Washington REIT (REIT)	513	14,174
Webster Financial Corp. (Banks)	699	25,898
Weingarten Realty Investors (REIT)	868	31,231
Wells Fargo & Co. (Banks)	36,154	1,966,778
Western Union Co. (Commercial Services)	4,019	83,635
Weyerhaeuser Co. (REIT)	4,047	134,158
White Mountain Insurance Group, Ltd. (Insurance)	47	32,172
Willis Group Holdings PLC (Insurance)	1,386	66,777
Wintrust Financial Corp. (Banks)	365	17,403
WP Carey, Inc. (Real Estate)	748	50,864
WP GLIMCHER, Inc. (REIT)	1,430	23,781
Xenia Hotels & Resorts, Inc. (REIT)	873	19,861
XL Group PLC (Insurance)	1,969	72,459
Zions Bancorp (Banks)	1,564	42,228
TOTAL COMMON STOCKS (Cost $12,023,237)		30,613,961

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $20,000	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000
TOTAL INVESTMENT SECURITIES (Cost $12,043,237) - 100.3%		30,633,961
Net other assets (liabilities) - (0.3)%		(103,694)

NET ASSETS - 100.0%		$30,530,267

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Banks	$11,140,499	36.4%
Commercial Services	1,138,264	3.7%
Diversified Financial Services	4,381,075	14.3%
Entertainment	25,625	0.1%
Insurance	7,066,635	23.2%
Real Estate	348,916	1.2%
REIT	6,243,872	20.4%
Savings & Loans	216,042	0.7%
Software	53,033	0.2%
Other**	(83,694)	(0.2)%
Total	$30,530,267	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
Abbott Laboratories (Pharmaceuticals)	49,130	$2,276,193
AbbVie, Inc. (Pharmaceuticals)	51,894	3,037,875
Acadia Healthcare Co., Inc.* (Healthcare - Services)	1,633	116,923
Actavis PLC* (Pharmaceuticals)	12,803	3,810,429
Aetna, Inc. (Healthcare - Services)	11,452	1,219,982
Akorn, Inc.* (Pharmaceuticals)	2,421	115,022
Alere, Inc.* (Healthcare - Products)	2,559	125,135
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,582	1,140,661
Align Technology, Inc.* (Healthcare - Products)	2,364	127,148
Alkermes PLC* (Pharmaceuticals)	4,822	293,997
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,371	247,580
Amgen, Inc. (Biotechnology)	24,708	3,949,574
Anthem, Inc. (Healthcare - Services)	8,687	1,341,360
Bard (C.R.), Inc. (Healthcare - Products)	2,416	404,318
Baxter International, Inc. (Healthcare - Products)	17,665	1,210,052
Becton, Dickinson & Co. (Healthcare - Products)	6,796	975,837
Biogen Idec, Inc.* (Biotechnology)	7,639	3,225,491
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	5,076	632,571
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	672	90,841
Bio-Techne Corp. (Healthcare - Products)	1,208	121,150
Boston Scientific Corp.* (Healthcare - Products)	43,322	768,966
Bristol-Myers Squibb Co. (Pharmaceuticals)	54,116	3,490,482
Brookdale Senior Living, Inc.* (Healthcare - Services)	5,972	225,503
Bruker Corp.* (Healthcare - Products)	3,623	66,917
Celgene Corp.* (Biotechnology)	26,065	3,004,773
Centene Corp.* (Healthcare - Services)	3,869	273,500
Cepheid, Inc.* (Healthcare - Products)	2,319	131,951
Charles River Laboratories International, Inc.* (Biotechnology)	1,542	122,265
CIGNA Corp. (Healthcare - Services)	8,413	1,088,979
Community Health Systems, Inc.* (Healthcare - Services)	3,801	198,716
DaVita, Inc.* (Healthcare - Services)	5,620	456,794
DENTSPLY International, Inc. (Healthcare - Products)	4,568	232,466
Dexcom, Inc.* (Healthcare - Products)	2,371	147,808
Edwards Lifesciences Corp.* (Healthcare - Products)	3,509	499,892
Eli Lilly & Co. (Pharmaceuticals)	31,836	2,312,885
Endo International PLC* (Pharmaceuticals)	5,777	518,197
Envision Healthcare Holdings, Inc.* (Healthcare - Services)	5,976	229,180
Express Scripts Holding Co.* (Pharmaceuticals)	23,667	2,053,586
Gilead Sciences, Inc.* (Biotechnology)	48,493	4,758,617
Haemonetics Corp.* (Healthcare - Products)	1,676	75,286
Halyard Health, Inc.* (Healthcare - Products)	1,516	74,587
HCA Holdings, Inc.* (Healthcare - Services)	9,583	720,929
Health Net, Inc.* (Healthcare - Services)	2,506	151,588
Healthcare Services Group, Inc. (Commercial Services)	2,319	74,509
HealthSouth Corp. (Healthcare - Services)	2,856	126,692
Henry Schein, Inc.* (Healthcare - Products)	2,729	381,023
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,838	90,062
HMS Holdings Corp.* (Commercial Services)	2,876	44,434
Hologic, Inc.* (Healthcare - Products)	7,928	261,822
Hospira, Inc.* (Pharmaceuticals)	5,580	490,147
Humana, Inc. (Healthcare - Services)	4,872	867,313
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,535	237,127
Illumina, Inc.* (Biotechnology)	4,621	857,842
Impax Laboratories, Inc.* (Pharmaceuticals)	2,160	101,239
Incyte Corp.* (Biotechnology)	5,088	466,366
Intercept Pharmaceuticals, Inc.* (Biotechnology)	420	118,448
Intuitive Surgical, Inc.* (Healthcare - Products)	1,191	601,491
Isis Pharmaceuticals, Inc.* (Biotechnology)	3,847	244,938
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,977	341,606
Johnson & Johnson (Pharmaceuticals)	90,528	9,107,117
Laboratory Corp. of America Holdings* (Healthcare - Services)	3,266	411,810
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,441	105,841
Magellan Health Services, Inc.* (Healthcare - Services)	870	61,613
Mallinckrodt PLC* (Pharmaceuticals)	3,793	480,383
MannKind Corp.* (Pharmaceuticals)	8,452	43,950
Medivation, Inc.* (Biotechnology)	2,549	328,999
Mednax, Inc.* (Healthcare - Services)	3,130	226,956
Medtronic PLC (Healthcare - Products)	46,397	3,618,503
Merck & Co., Inc. (Pharmaceuticals)	92,410	5,311,727
Mylan NV* (Pharmaceuticals)	12,141	720,568
Myriad Genetics, Inc.* (Biotechnology)	2,315	81,951
Owens & Minor, Inc. (Pharmaceuticals)	2,055	69,541
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,179	104,754
PAREXEL International Corp.* (Commercial Services)	1,783	123,009
Patterson Cos., Inc. (Healthcare - Products)	2,789	136,075
PDL BioPharma, Inc. (Biotechnology)	5,301	37,293
Perrigo Co. PLC (Pharmaceuticals)	4,583	758,716

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pfizer, Inc. (Pharmaceuticals)	199,553	$6,942,449
Pharmacyclics, Inc.* (Pharmaceuticals)	2,007	513,692
Puma Biotechnology, Inc.* (Biotechnology)	696	164,333
Quest Diagnostics, Inc. (Healthcare - Services)	4,701	361,272
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	2,266	151,754
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,400	1,083,552
ResMed, Inc. (Healthcare - Products)	4,575	328,394
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,076	358,754
Seattle Genetics, Inc.* (Biotechnology)	3,268	115,524
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,807	162,612
St. Jude Medical, Inc. (Healthcare - Products)	9,160	599,064
STERIS Corp. (Healthcare - Products)	1,942	136,464
Stryker Corp. (Healthcare - Products)	9,744	898,883
Team Health Holdings, Inc.* (Commercial Services)	2,323	135,919
Teleflex, Inc. (Healthcare - Products)	1,347	162,758
Tenet Healthcare Corp.* (Healthcare - Services)	3,208	158,828
The Cooper Cos., Inc. (Healthcare - Products)	1,573	294,812
Theravance, Inc. (Biotechnology)	2,612	41,061
Thermo Fisher Scientific, Inc. (Electronics)	12,917	1,735,270
Thoratec Corp.* (Healthcare - Products)	1,761	73,768
United Therapeutics Corp.* (Biotechnology)	1,521	262,274
UnitedHealth Group, Inc. (Healthcare - Services)	31,049	3,672,786
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,962	348,657
Varian Medical Systems, Inc.* (Healthcare - Products)	3,259	306,639
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,881	929,722
Waters Corp.* (Electronics)	2,704	336,161
WellCare Health Plans, Inc.* (Healthcare - Services)	1,433	131,062
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,327	140,109
Zimmer Holdings, Inc. (Healthcare - Products)	5,532	650,121
Zoetis, Inc. (Pharmaceuticals)	16,307	754,851
TOTAL COMMON STOCKS
(Cost $51,507,703)		95,051,416

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $674,001	$674,000	$674,000
TOTAL REPURCHASE AGREEMENTS
(Cost $674,000)		674,000
TOTAL INVESTMENT SECURITIES
(Cost $52,181,703) - 100.2%		95,725,416
Net other assets (liabilities) - (0.2)%		(195,463)

NET ASSETS - 100.0%		$95,529,953

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Biotechnology	$21,904,676	22.9%
Commercial Services	377,871	0.4%
Electronics	2,071,431	2.2%
Healthcare - Products	14,041,240	14.7%
Healthcare - Services	12,496,284	13.0%
Pharmaceuticals	44,159,914	46.3%
Other**	478,537	0.5%
Total	$95,529,953	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	5,690	$938,565
Accenture PLC - Class A (Computers)	5,631	527,568
Actuant Corp. - Class A (Miscellaneous Manufacturing)	552	13,104
Acuity Brands, Inc. (Electrical Components & Equipment)	388	65,246
Advisory Board Co.* (Commercial Services)	384	20,460
Aecom Technology Corp.* (Engineering & Construction)	1,394	42,963
AGCO Corp. (Machinery-Diversified)	722	34,396
Agilent Technologies, Inc. (Electronics)	3,010	125,066
Air Lease Corp. (Diversified Financial Services)	853	32,192
Allegion PLC (Electronics)	860	52,606
Alliance Data Systems Corp.* (Advertising)	563	166,789
Allison Transmission Holdings, Inc. (Auto Parts & Equipment)	1,518	48,485
Ametek, Inc. (Electrical Components & Equipment)	2,161	113,539
Amphenol Corp. - Class A (Electronics)	2,781	163,883
Anixter International, Inc.* (Telecommunications)	245	18,652
Applied Industrial Technologies, Inc. (Machinery-Diversified)	368	16,685
AptarGroup, Inc. (Miscellaneous Manufacturing)	559	35,508
Armstrong World Industries, Inc.* (Building Materials)	404	23,218
Arrow Electronics, Inc.* (Electronics)	857	52,406
Automatic Data Processing, Inc. (Commercial Services)	4,259	364,741
Avery Dennison Corp. (Household Products/Wares)	811	42,910
Avnet, Inc. (Electronics)	1,223	54,424
Babcock & Wilcox Co. (Machinery-Diversified)	956	30,678
Ball Corp. (Packaging & Containers)	1,231	86,958
BE Aerospace, Inc. (Aerospace/Defense)	950	60,439
Belden, Inc. (Electrical Components & Equipment)	381	35,646
Bemis Co., Inc. (Packaging & Containers)	874	40,475
Berry Plastics Group, Inc.* (Packaging & Containers)	1,066	38,579
Boeing Co. (Aerospace/Defense)	5,872	881,269
Broadridge Financial Solutions, Inc. (Software)	1,084	59,631
C.H. Robinson Worldwide, Inc. (Transportation)	1,311	95,991
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	585	54,189
Caterpillar, Inc. (Machinery - Construction & Mining)	5,433	434,803
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	861	42,413
Cintas Corp. (Commercial Services)	873	71,263
Civeo Corp. (Commercial Services)	956	2,428
Clarcor, Inc. (Miscellaneous Manufacturing)	450	29,727
Clean Harbors, Inc.* (Environmental Control)	481	27,311
Cognex Corp.* (Machinery-Diversified)	776	38,482
Colfax Corp.* (Miscellaneous Manufacturing)	853	40,714
Convergys Corp. (Computers)	888	20,309
Con-way, Inc. (Transportation)	516	22,771
CoreLogic, Inc.* (Diversified Financial Services)	805	28,392
CoStar Group, Inc.* (Commercial Services)	290	57,371
Covanta Holding Corp. (Environmental Control)	1,174	26,333
Crane Co. (Miscellaneous Manufacturing)	438	27,336
Crown Holdings, Inc.* (Packaging & Containers)	1,245	67,255
CSX Corp. (Transportation)	8,879	294,072
Cummins, Inc. (Machinery-Diversified)	1,510	209,346
Curtiss-Wright Corp. (Aerospace/Defense)	429	31,720
Danaher Corp. (Miscellaneous Manufacturing)	5,504	467,290
Deere & Co. (Machinery-Diversified)	3,043	266,842
Deluxe Corp. (Commercial Services)	447	30,968
DigitalGlobe, Inc.* (Telecommunications)	627	21,362
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,138	42,914
Dover Corp. (Miscellaneous Manufacturing)	1,461	100,984
Eagle Materials, Inc. (Building Materials)	451	37,686
Eaton Corp. (Miscellaneous Manufacturing)	4,254	289,016
EMCOR Group, Inc. (Engineering & Construction)	565	26,256
Emerson Electric Co. (Electrical Components & Equipment)	6,142	347,760
EnerSys (Electrical Components & Equipment)	397	25,503
Equifax, Inc. (Commercial Services)	1,071	99,603
Esterline Technologies Corp.* (Aerospace/Defense)	279	31,923
Euronet Worldwide, Inc.* (Commercial Services)	448	26,320
Exelis, Inc. (Aerospace/Defense)	1,672	40,746
Expeditors International of Washington, Inc. (Transportation)	1,719	82,821
Fastenal Co. (Distribution/Wholesale)	2,436	100,935
FedEx Corp. (Transportation)	2,362	390,793
FEI Co. (Electronics)	374	28,551
Fidelity National Information Services, Inc. (Software)	2,555	173,893
Fiserv, Inc.* (Software)	2,140	169,916
FleetCor Technologies, Inc.* (Commercial Services)	673	101,570
FLIR Systems, Inc. (Electronics)	1,253	39,194
Flowserve Corp. (Machinery-Diversified)	1,208	68,240
Fluor Corp. (Engineering & Construction)	1,324	75,679

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fortune Brands Home & Security, Inc. (Building Materials)	1,422	$67,516
FTI Consulting, Inc.* (Commercial Services)	371	13,898
GATX Corp. (Trucking & Leasing)	398	23,076
Generac Holdings, Inc.* (Electrical Components & Equipment)	617	30,042
General Dynamics Corp. (Aerospace/Defense)	2,825	383,437
General Electric Co. (Miscellaneous Manufacturing)	90,221	2,238,382
Genesee & Wyoming, Inc.* - Class A (Transportation)	460	44,362
Genpact, Ltd.* (Computers)	1,411	32,806
Global Payments, Inc. (Commercial Services)	601	55,100
Graco, Inc. (Machinery-Diversified)	528	38,100
Graphic Packaging Holding Co. (Packaging & Containers)	2,932	42,631
Greif, Inc. - Class A (Packaging & Containers)	304	11,938
Harsco Corp. (Miscellaneous Manufacturing)	718	12,393
HD Supply Holdings, Inc.* (Distribution/Wholesale)	1,369	42,651
HEICO Corp. (Aerospace/Defense)	507	30,962
Hexcel Corp. (Miscellaneous Manufacturing)	858	44,118
Hillenbrand, Inc. (Miscellaneous Manufacturing)	565	17,442
Honeywell International, Inc. (Electronics)	7,015	731,735
Hub Group, Inc.* - Class A (Transportation)	307	12,062
Hubbell, Inc. - Class B (Electrical Components & Equipment)	482	52,837
Huntington Ingalls Industries, Inc. (Shipbuilding)	433	60,685
IDEX Corp. (Machinery-Diversified)	701	53,157
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,129	303,951
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,360	160,669
IPG Photonics Corp.* (Semiconductors)	319	29,571
Itron, Inc.* (Electronics)	343	12,523
ITT Corp. (Miscellaneous Manufacturing)	816	32,567
J.B. Hunt Transport Services, Inc. (Transportation)	825	70,451
Jabil Circuit, Inc. (Electronics)	1,732	40,494
Jack Henry & Associates, Inc. (Computers)	733	51,229
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,150	51,934
Joy Global, Inc. (Machinery - Construction & Mining)	873	34,204
Kansas City Southern Industries, Inc. (Transportation)	989	100,957
KBR, Inc. (Engineering & Construction)	1,298	18,795
Kennametal, Inc. (Hand/Machine Tools)	709	23,886
Keysight Technologies, Inc.* (Electronics)	1,510	56,097
Kirby Corp.* (Transportation)	499	37,450
KLX, Inc.* (Aerospace/Defense)	470	18,114
Knowles Corp.* (Electronics)	763	14,703
L-3 Communications Holdings, Inc. (Aerospace/Defense)	740	93,085
Landstar System, Inc. (Transportation)	402	26,653
Lennox International, Inc. (Building Materials)	368	41,102
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	696	45,512
LinkedIn Corp.* - Class A (Internet)	946	236,368
Littelfuse, Inc. (Electrical Components & Equipment)	202	20,077
Lockheed Martin Corp. (Aerospace/Defense)	2,404	487,916
Louisiana-Pacific Corp.* (Building Materials)	1,276	21,067
Manitowoc Co. (Machinery-Diversified)	1,215	26,195
Manpower, Inc. (Commercial Services)	701	60,391
Martin Marietta Materials (Building Materials)	555	77,589
Masco Corp. (Building Materials)	3,133	83,651
MAXIMUS, Inc. (Computers)	591	39,455
MDU Resources Group, Inc. (Electric)	1,743	37,196
MeadWestvaco Corp. (Packaging & Containers)	1,500	74,805
Mettler Toledo International, Inc.* (Electronics)	253	83,148
Moog, Inc.* - Class A (Aerospace/Defense)	357	26,793
MRC Global, Inc.* (Oil & Gas Services)	915	10,843
MSA Safety, Inc. (Environmental Control)	282	14,066
MSC Industrial Direct Co. - Class A (Retail)	455	32,851
Mueller Industries, Inc. (Metal Fabricate/Hardware)	510	18,426
National Instruments Corp. (Electronics)	908	29,092
Navistar International Corp.* (Auto Manufacturers)	598	17,641
NeuStar, Inc.* - Class A (Telecommunications)	499	12,285
Nordson Corp. (Machinery-Diversified)	513	40,188
Norfolk Southern Corp. (Transportation)	2,755	283,545
Northrop Grumman Corp. (Aerospace/Defense)	1,778	286,187
NOW, Inc.* (Oil & Gas Services)	960	20,774
Old Dominion Freight Line, Inc.* (Transportation)	609	47,076
Orbital Atk, Inc. (Aerospace/Defense)	531	40,691
Oshkosh Truck Corp. (Machinery - Construction & Mining)	700	34,153
Owens Corning, Inc. (Building Materials)	1,056	45,830
Owens-Illinois, Inc.* (Packaging & Containers)	1,472	34,327
PACCAR, Inc. (Auto Manufacturers)	3,178	200,659
Packaging Corp. of America (Packaging & Containers)	882	68,964
Pall Corp. (Miscellaneous Manufacturing)	956	95,973
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,277	151,682
Paychex, Inc. (Software)	2,930	145,372
Pentair PLC (Miscellaneous Manufacturing)	1,635	102,825
PerkinElmer, Inc. (Electronics)	1,013	51,805
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,271	266,910
Quanta Services, Inc.* (Commercial Services)	1,896	54,093
R.R. Donnelley & Sons Co. (Commercial Services)	1,791	34,369

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raytheon Co. (Aerospace/Defense)	2,754	$300,875
Regal-Beloit Corp. (Hand/Machine Tools)	401	32,048
Republic Services, Inc. (Environmental Control)	2,247	91,138
Robert Half International, Inc. (Commercial Services)	1,212	73,350
Rock-Tenn Co. - Class A (Packaging & Containers)	1,254	80,883
Rockwell Automation, Inc. (Machinery-Diversified)	1,215	140,928
Rockwell Collins, Inc. (Aerospace/Defense)	1,192	115,088
Roper Industries, Inc. (Machinery-Diversified)	900	154,800
Ryder System, Inc. (Transportation)	475	45,073
Sealed Air Corp. (Packaging & Containers)	1,884	85,835
Sensata Tech Holding N.V.* (Electronics)	1,518	87,209
Sherwin-Williams Co. (Chemicals)	723	205,693
Silgan Holdings, Inc. (Packaging & Containers)	373	21,682
Smith Corp. (Miscellaneous Manufacturing)	673	44,189
Sonoco Products Co. (Packaging & Containers)	903	41,050
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	1,164	60,772
SPX Corp. (Miscellaneous Manufacturing)	367	31,158
Stericycle, Inc.* (Environmental Control)	762	107,008
TE Connectivity, Ltd. (Electronics)	3,641	260,768
Teledyne Technologies, Inc.* (Aerospace/Defense)	316	33,727
Terex Corp. (Machinery - Construction & Mining)	952	25,314
TETRA Tech, Inc. (Environmental Control)	552	13,259
Textron, Inc. (Miscellaneous Manufacturing)	2,482	110,027
The ADT Corp. (Commercial Services)	1,534	63,692
The Corporate Executive Board Co. (Commercial Services)	300	23,958
The Timken Co. (Metal Fabricate/Hardware)	668	28,150
The Valspar Corp. (Chemicals)	670	56,300
Toro Co. (Housewares)	499	34,990
Total System Services, Inc. (Commercial Services)	1,476	56,309
Towers Watson & Co. - Class A (Commercial Services)	624	82,483
TransDigm Group, Inc. (Aerospace/Defense)	444	97,112
Trimble Navigation, Ltd.* (Electronics)	2,324	58,565
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,396	49,572
Triumph Group, Inc. (Aerospace/Defense)	452	26,993
Tyco International PLC (Electronics)	3,765	162,121
Union Pacific Corp. (Transportation)	7,900	855,650
United Parcel Service, Inc. - Class B (Transportation)	6,229	603,839
United Rentals, Inc.* (Commercial Services)	865	78,853
United Stationers, Inc. (Distribution/Wholesale)	345	14,142
United Technologies Corp. (Aerospace/Defense)	7,408	868,218
USG Corp.* (Building Materials)	804	21,467
Valmont Industries, Inc. (Metal Fabricate/Hardware)	215	26,419
Vectrus, Inc.* (Commercial Services)	94	2,396
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,330	94,962
Vishay Intertechnology, Inc. (Electronics)	1,217	16,819
Vulcan Materials Co. (Building Materials)	1,184	99,811
W.W. Grainger, Inc. (Distribution/Wholesale)	538	126,865
Wabtec Corp. (Machinery-Diversified)	863	81,994
Waste Connections, Inc. (Environmental Control)	1,111	53,484
Waste Management, Inc. (Environmental Control)	3,827	207,538
Watsco, Inc. (Distribution/Wholesale)	245	30,797
WESCO International, Inc.* (Distribution/Wholesale)	400	27,956
WEX, Inc.* (Commercial Services)	348	37,361
Woodward, Inc. (Electronics)	518	26,423
Xerox Corp. (Office/Business Equipment)	9,370	120,405
Xylem, Inc. (Machinery-Diversified)	1,634	57,223
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	457	41,457
TOTAL COMMON STOCKS
(Cost $13,944,409)		24,010,825

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $151,000	$151,000	$151,000
TOTAL REPURCHASE AGREEMENTS
(Cost $151,000)		151,000
TOTAL INVESTMENT SECURITIES
(Cost $14,095,409) - 100.7%		24,161,825
Net other assets (liabilities) - (0.7)%		(172,999)

NET ASSETS - 100.0%		$23,988,826

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Advertising	$166,789	0.7%
Aerospace/Defense	3,916,067	16.3%
Auto Manufacturers	218,300	0.9%
Auto Parts & Equipment	48,485	0.2%
Building Materials	518,937	2.2%
Chemicals	261,993	1.0%
Commercial Services	1,505,939	6.3%
Computers	671,367	2.8%
Distribution/Wholesale	343,346	1.5%
Diversified Financial Services	60,584	0.2%
Electric	37,196	0.2%
Electrical Components & Equipment	690,650	2.9%
Electronics	2,147,632	9.0%
Engineering & Construction	258,040	1.1%
Environmental Control	540,137	2.3%
Hand/Machine Tools	101,446	0.4%
Household Products/Wares	42,910	0.2%
Housewares	34,990	0.1%
Internet	236,368	1.0%
Machinery - Construction & Mining	528,474	2.2%
Machinery-Diversified	1,298,711	5.4%
Metal Fabricate/Hardware	339,905	1.4%
Miscellaneous Manufacturing	5,434,295	22.5%
Office/Business Equipment	120,405	0.5%
Oil & Gas Services	31,617	0.1%
Packaging & Containers	695,382	3.0%
Retail	32,851	0.1%
Semiconductors	29,571	0.1%
Shipbuilding	60,685	0.3%
Software	548,812	2.3%
Telecommunications	52,299	0.2%
Transportation	3,013,566	12.6%
Trucking & Leasing	23,076	0.1%
Other**	(21,999)	(0.1)%
Total	$23,988,826	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Akamai Technologies, Inc.* (Software)	3,432	$243,826
Allscripts Healthcare Solutions, Inc.* (Software)	8,237	98,515
Amazon.com, Inc.* (Internet)	2,137	795,177
Blucora, Inc.* (Internet)	3,765	51,430
Cornerstone OnDemand, Inc.* (Software)	2,803	80,979
DealerTrack Holdings, Inc.* (Software)	2,401	92,487
Demandware, Inc.* (Software)	1,549	94,334
E*TRADE Financial Corp.* (Diversified Financial Services)	6,974	199,143
EarthLink Holdings Corp. (Telecommunications)	10,710	47,552
eBay, Inc.* (Internet)	9,087	524,137
Ebix, Inc. (Software)	2,405	73,064
Endurance International Group Holdings, Inc.* (Internet)	3,938	75,058
Equinix, Inc. (Internet)	1,072	249,615
Expedia, Inc. (Internet)	2,271	213,769
Facebook, Inc.* - Class A (Internet)	10,905	896,556
Google, Inc.* - Class C (Internet)	819	448,813
Google, Inc.* - Class A (Internet)	817	453,189
Groupon, Inc.* (Internet)	15,829	114,127
IAC/InterActiveCorp (Internet)	2,314	156,126
j2 Global, Inc. (Internet)	1,805	118,552
Juniper Networks, Inc. (Telecommunications)	8,497	191,862
LinkedIn Corp.* - Class A (Internet)	1,355	338,560
LivePerson, Inc.* (Software)	4,701	48,115
Netflix, Inc.* (Internet)	798	332,519
NETGEAR, Inc.* (Telecommunications)	2,253	74,079
NetSuite, Inc.* (Software)	1,357	125,875
Pandora Media, Inc.* (Internet)	7,711	124,995
Priceline.com, Inc.* (Internet)	451	525,032
Rackspace Hosting, Inc.* (Software)	3,280	169,215
Salesforce.com, Inc.* (Software)	6,556	438,007
Sonus Networks, Inc.* (Telecommunications)	3,902	30,748
TD Ameritrade Holding Corp. (Diversified Financial Services)	5,813	216,592
TripAdvisor, Inc.* (Internet)	2,496	207,592
TrueCar, Inc.* (Internet)	2,067	36,896
Twitter, Inc.* (Internet)	7,120	356,570
United Online, Inc.* (Internet)	2,052	32,688
Veeva Systems, Inc.* - Class A (Software)	2,748	70,156
VeriSign, Inc.* (Internet)	2,802	187,650
VirnetX Holding Corp.* (Internet)	5,865	35,718
Web.com Group, Inc.* (Internet)	3,728	70,646
Yahoo!, Inc.* (Internet)	9,473	420,933
TOTAL COMMON STOCKS
(Cost $4,040,648)		9,060,897

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $15,000	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES
(Cost $4,055,648) - 100.4%		9,075,897
Net other assets (liabilities) - (0.4)%		(34,729)

NET ASSETS - 100.0%		$9,041,168

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Diversified Financial Services	$415,735	4.6%
Internet	6,766,348	74.9%
Software	1,534,573	16.9%
Telecommunications	344,241	3.8%
Other**	(19,729)	(0.2)%
Total	$9,041,168	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Anadarko Petroleum Corp. (Oil & Gas)	17,251	$1,428,555
Antero Resources Corp.* (Oil & Gas)	1,956	69,086
Apache Corp. (Oil & Gas)	12,830	774,034
Atwood Oceanics, Inc. (Oil & Gas)	2,046	57,513
Baker Hughes, Inc. (Oil & Gas Services)	14,795	940,666
Bristow Group, Inc. (Oil & Gas Services)	1,184	64,469
Cabot Oil & Gas Corp. (Oil & Gas)	14,068	415,428
California Resources Corp. (Oil & Gas)	10,505	79,943
Cameron International Corp.* (Oil & Gas Services)	6,596	297,612
CARBO Ceramics, Inc. (Oil & Gas Services)	674	20,564
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,586	78,745
Chart Industries, Inc.* (Machinery-Diversified)	1,039	36,443
Cheniere Energy, Inc.* (Oil & Gas)	7,500	580,500
Chesapeake Energy Corp. (Oil & Gas)	17,617	249,457
Chevron Corp. (Oil & Gas)	64,020	6,720,820
Cimarex Energy Co. (Oil & Gas)	2,983	343,313
Cobalt International Energy, Inc.* (Oil & Gas)	10,113	95,163
Concho Resources, Inc.* (Oil & Gas)	4,055	470,056
ConocoPhillips (Oil & Gas)	41,931	2,610,624
Continental Resources, Inc.* (Oil & Gas)	2,915	127,298
Core Laboratories N.V. (Oil & Gas Services)	1,475	154,123
Denbury Resources, Inc. (Oil & Gas)	12,032	87,713
Devon Energy Corp. (Oil & Gas)	13,158	793,559
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,288	61,296
Diamondback Energy, Inc.* (Oil & Gas)	2,006	154,141
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,610	209,714
Dril-Quip, Inc.* (Oil & Gas Services)	1,320	90,275
Energen Corp. (Oil & Gas)	2,485	164,010
Energy XXI (Bermuda), Ltd. (Oil & Gas)	3,214	11,699
Ensco PLCADR - Class A (Oil & Gas)	7,978	168,096
EOG Resources, Inc. (Oil & Gas)	18,675	1,712,311
EQT Corp. (Oil & Gas)	5,172	428,604
Exterran Holdings, Inc. (Oil & Gas Services)	2,344	78,688
Exxon Mobil Corp. (Oil & Gas)	142,828	12,140,381
First Solar, Inc.* (Energy - Alternate Sources)	2,561	153,123
FMC Technologies, Inc.* (Oil & Gas Services)	7,881	291,676
Forum Energy Technologies, Inc.* (Oil & Gas Services)	2,212	43,355
Gulfport Energy Corp.* (Oil & Gas)	2,918	133,965
Halliburton Co. (Oil & Gas Services)	28,931	1,269,492
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,353	50,161
Helmerich & Payne, Inc. (Oil & Gas)	3,665	249,477
Hess Corp. (Oil & Gas)	8,273	561,489
HollyFrontier Corp. (Oil & Gas)	6,677	268,883
Kinder Morgan, Inc. (Pipelines)	58,022	2,440,405
Laredo Petroleum, Inc.* (Oil & Gas)	4,022	52,447
Marathon Oil Corp. (Oil & Gas)	22,982	600,060
Marathon Petroleum Corp. (Oil & Gas)	9,298	952,022
McDermott International, Inc.* (Oil & Gas Services)	8,091	31,069
Murphy Oil Corp. (Oil & Gas)	5,682	264,781
Nabors Industries, Ltd. (Oil & Gas)	9,854	134,507
National Oilwell Varco, Inc. (Oil & Gas Services)	13,958	697,760
Newfield Exploration Co.* (Oil & Gas)	5,475	192,118
Noble Corp. (Oil & Gas)	8,239	117,653
Noble Energy, Inc. (Oil & Gas)	13,169	643,964
Oasis Petroleum, Inc.* (Oil & Gas)	4,578	65,099
Occidental Petroleum Corp. (Oil & Gas)	26,237	1,915,301
Oceaneering International, Inc. (Oil & Gas Services)	3,393	182,984
OGE Energy Corp. (Electric)	6,792	214,695
Oil States International, Inc.* (Oil & Gas Services)	1,749	69,558
ONEOK, Inc. (Pipelines)	7,096	342,311
Patterson-UTI Energy, Inc. (Oil & Gas)	4,986	93,612
PBF Energy, Inc. (Oil & Gas)	2,921	99,080
Phillips 66 (Oil & Gas)	18,506	1,454,572
Pioneer Natural Resources Co. (Oil & Gas)	5,072	829,323
QEP Resources, Inc. (Oil & Gas)	5,499	114,654
Range Resources Corp. (Oil & Gas)	5,647	293,870
Rosetta Resources, Inc.* (Oil & Gas)	2,505	42,635
Rowan Cos. PLC - Class A (Oil & Gas)	4,242	75,126
SandRidge Energy, Inc.* (Oil & Gas)	13,207	23,508
Schlumberger, Ltd. (Oil & Gas Services)	43,424	3,623,298
SEACOR Holdings, Inc.* (Oil & Gas Services)	587	40,896
SemGroup Corp. - Class A (Pipelines)	1,481	120,465
SM Energy Co. (Oil & Gas)	2,297	118,709
SolarCity Corp.* (Energy - Alternate Sources)	1,744	89,432
Southwestern Energy Co.* (Oil & Gas)	13,091	303,580
Spectra Energy Corp. (Pipelines)	22,850	826,485
Stone Energy Corp.* (Oil & Gas)	1,904	27,951
Superior Energy Services, Inc. (Oil & Gas Services)	5,182	115,766
Targa Resources Corp. (Oil & Gas Services)	1,645	157,575
Teekay Shipping Corp. (Transportation)	1,579	73,534
Tesoro Petroleum Corp. (Oil & Gas)	4,253	388,256
The Williams Cos., Inc. (Pipelines)	22,919	1,159,472
Tidewater, Inc. (Transportation)	1,596	30,547
Transocean, Ltd. (Oil & Gas)	11,596	170,113
U.S. Silica Holdings, Inc. (Mining)	1,815	64,632
Ultra Petroleum Corp.* (Oil & Gas)	5,206	81,370
Unit Corp.* (Oil & Gas)	1,577	44,124
Valero Energy Corp. (Oil & Gas)	17,532	1,115,386
Weatherford International PLC* (Oil & Gas Services)	26,348	324,080
Western Refining, Inc. (Oil & Gas)	2,406	118,832
Whiting Petroleum Corp.* (Oil & Gas)	5,683	175,605

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Fuel Services Corp. (Retail)	2,455	$141,113
WPX Energy, Inc.* (Oil & Gas)	6,942	75,876
TOTAL COMMON STOCKS
(Cost $28,437,720)		56,066,731

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $151,000	$151,000	$151,000
TOTAL REPURCHASE AGREEMENTS
(Cost $151,000)		151,000
TOTAL INVESTMENT SECURITIES
(Cost $28,588,720) - 100.2%		56,217,731
Net other assets (liabilities) - (0.2)%		(135,232)

NET ASSETS - 100.0%		$56,082,499

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Electric	$214,695	0.4%
Energy - Alternate Sources	242,555	0.4%
Machinery-Diversified	36,443	0.1%
Mining	64,632	0.1%
Oil & Gas	41,620,293	74.1%
Oil & Gas Services	8,753,781	15.6%
Pipelines	4,889,138	8.7%
Retail	141,113	0.3%
Transportation	104,081	0.2%
Other**	15,768	0.1%
Total	$56,082,499	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (61.4%)
Actavis PLC* (Pharmaceuticals)	9,220	$2,744,056
Akorn, Inc.* (Pharmaceuticals)	1,821	86,516
Bristol-Myers Squibb Co. (Pharmaceuticals)	39,384	2,540,268
Eli Lilly & Co. (Pharmaceuticals)	23,178	1,683,882
Endo International PLC* (Pharmaceuticals)	4,149	372,165
Hospira, Inc.* (Pharmaceuticals)	4,064	356,982
Impax Laboratories, Inc.* (Pharmaceuticals)	1,510	70,774
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,440	248,818
Johnson & Johnson (Pharmaceuticals)	65,887	6,628,231
Mallinckrodt PLC* (Pharmaceuticals)	2,695	341,322
Merck & Co., Inc. (Pharmaceuticals)	67,213	3,863,403
Mylan NV* (Pharmaceuticals)	8,838	524,535
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	798	70,902
Perrigo Co. PLC (Pharmaceuticals)	3,333	551,778
Pfizer, Inc. (Pharmaceuticals)	145,135	5,049,247
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,559	269,411
Theravance, Inc. (Biotechnology)	1,926	30,277
Zoetis, Inc. (Pharmaceuticals)	11,823	547,287
TOTAL COMMON STOCKS
(Cost $17,635,186)		25,979,854

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $213,000	$213,000	$213,000
TOTAL REPURCHASE AGREEMENTS
(Cost $213,000)		213,000
TOTAL INVESTMENT SECURITIES
(Cost $17,848,186) - 61.9%		26,192,854
Net other assets (liabilities) - 38.1%		16,109,794

NET ASSETS - 100.0%		$42,302,648

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	4/23/15	0.64%	$16,298,044	$(1,956)

See accompanying notes to schedules of portfolio investments.

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Biotechnology	$30,277	0.1%
Pharmaceuticals	25,949,577	61.3%
Other**	16,322,794	38.6%
Total	$42,302,648	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(107.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $26,083,043	$26,083,000	$26,083,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,083,000)		26,083,000
TOTAL INVESTMENT SECURITIES
(Cost $26,083,000) - 107.1%		26,083,000
Net other assets (liabilities) - (7.1)%		(1,723,340)

NET ASSETS - 100.0%		$24,359,660

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $5,993,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/15	0.64%	$9,320,596	$(565,779)
Dow Jones Precious Metals Index	UBS AG	4/23/15	0.74%	15,014,674	(914,394)
				$24,335,270	$(1,480,173)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Alexander & Baldwin, Inc. (Real Estate)	1,394	$60,193
Alexandria Real Estate Equities, Inc. (REIT)	2,210	216,668
American Campus Communities, Inc. (REIT)	3,441	147,516
American Capital Agency Corp. (REIT)	10,822	230,833
American Homes 4 Rent - Class A (REIT)	4,347	71,943
American Realty Capital Properties, Inc. (REIT)	27,852	274,342
American Tower Corp. (REIT)	12,963	1,220,467
Annaly Mortgage Management, Inc. (REIT)	29,067	302,297
Apartment Investment & Management Co. - Class A (REIT)	4,793	188,652
ARMOUR Residential REIT, Inc. (REIT)	10,960	34,743
AvalonBay Communities, Inc. (REIT)	4,050	705,713
BioMed Realty Trust, Inc. (REIT)	6,175	139,926
Boston Properties, Inc. (REIT)	4,698	659,975
Brandywine Realty Trust (REIT)	5,513	88,098
Camden Property Trust (REIT)	2,661	207,904
CBL & Associates Properties, Inc. (REIT)	5,222	103,396
CBRE Group, Inc.* - Class A (Real Estate)	8,580	332,132
Chimera Investment Corp. (REIT)	31,519	98,970
Colony Financial, Inc. (REIT)	3,363	87,169
Columbia Property Trust, Inc. (REIT)	3,832	103,541
Corporate Office Properties Trust (REIT)	2,838	83,380
Corrections Corp. of America (REIT)	3,583	144,252
Cousins Properties, Inc. (REIT)	6,307	66,854
Crown Castle International Corp. (REIT)	10,240	845,210
CubeSmart (REIT)	4,995	120,629
CYS Investments, Inc. (REIT)	4,971	44,292
DCT Industrial Trust, Inc. (REIT)	2,706	93,790
DDR Corp. (REIT)	9,188	171,081
DiamondRock Hospitality Co. (REIT)	6,149	86,885
Digital Realty Trust, Inc. (REIT)	4,156	274,130
Douglas Emmett, Inc. (REIT)	4,175	124,457
Duke Realty Corp. (REIT)	10,574	230,196
DuPont Fabros Technology, Inc. (REIT)	2,028	66,275
EastGroup Properties, Inc. (REIT)	981	58,997
EPR Properties (REIT)	1,749	104,992
Equity Commonwealth* (REIT)	3,980	105,662
Equity Lifestyle Properties, Inc. (REIT)	2,456	134,957
Equity Residential (REIT)	11,160	868,918
Essex Property Trust, Inc. (REIT)	1,998	459,340
Extra Space Storage, Inc. (REIT)	3,392	229,197
Federal Realty Investment Trust (REIT)	2,106	310,024
Forest City Enterprises, Inc.* - Class A (Real Estate)	5,150	131,428
Gaming & Leisure Properties, Inc. (REIT)	2,760	101,761
General Growth Properties, Inc. (REIT)	19,271	569,458
Hatteras Financial Corp. (REIT)	2,967	53,881
HCP, Inc. (REIT)	14,133	610,687
Health Care REIT, Inc. (REIT)	10,720	829,299
Healthcare Realty Trust, Inc. (REIT)	3,049	84,701
Healthcare Trust of America, Inc. - Class A (REIT)	3,839	106,955
Highwoods Properties, Inc. (REIT)	2,850	130,473
Home Properties, Inc. (REIT)	1,772	122,782
Hospitality Properties Trust (REIT)	4,599	151,721
Host Hotels & Resorts, Inc. (REIT)	23,237	468,923
Invesco Mortgage Capital, Inc. (REIT)	3,776	58,641
Iron Mountain, Inc. (REIT)	5,734	209,176
Jones Lang LaSalle, Inc. (Real Estate)	1,375	234,300
Kilroy Realty Corp. (REIT)	2,650	201,851
Kimco Realty Corp. (REIT)	12,655	339,787
Kite Realty Group Trust (REIT)	2,562	72,172
Lamar Advertising Co. - Class A (REIT)	2,463	145,982
LaSalle Hotel Properties (REIT)	3,463	134,572
Lexington Realty Trust (REIT)	6,482	63,718
Liberty Property Trust (REIT)	4,568	163,078
Mack-Cali Realty Corp. (REIT)	2,569	49,530
Medical Properties Trust, Inc. (REIT)	6,402	94,365
MFA Financial, Inc. (REIT)	11,361	89,297
Mid-America Apartment Communities, Inc. (REIT)	2,310	178,494
National Retail Properties, Inc. (REIT)	4,055	166,133
NorthStar Realty Finance Corp. (REIT)	7,791	141,173
OMEGA Healthcare Investors, Inc. (REIT)	4,253	172,544
Outfront Media, Inc. (REIT)	4,188	125,305
Paramount Group, Inc. (REIT)	4,420	85,306
Pebblebrook Hotel Trust (REIT)	2,200	102,454
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,734	88,100
Plum Creek Timber Co., Inc. (REIT)	5,401	234,673
Post Properties, Inc. (REIT)	1,674	95,301
Potlatch Corp. (REIT)	1,245	49,850
Prologis, Inc. (REIT)	15,709	684,284
Public Storage, Inc. (REIT)	4,453	877,864
Rayonier, Inc. (REIT)	3,883	104,686
Realogy Holdings Corp.* (Real Estate)	4,490	204,205
Realty Income Corp. (REIT)	6,903	356,195
Redwood Trust, Inc. (REIT)	2,560	45,747
Regency Centers Corp. (REIT)	2,888	196,500
Retail Properties of America, Inc. (REIT)	7,245	116,137
RLJ Lodging Trust (REIT)	4,049	126,774
Ryman Hospitality Properties, Inc. (REIT)	1,565	95,324
Senior Housing Properties Trust (REIT)	7,207	159,923
Simon Property Group, Inc. (REIT)	9,535	1,865,426
SL Green Realty Corp. (REIT)	3,025	388,350
Sovran Self Storage, Inc. (REIT)	1,091	102,489
Spirit Realty Capital, Inc. (REIT)	12,227	147,702
St. Joe Co.* (Real Estate)	2,831	52,543
Starwood Property Trust, Inc. (REIT)	6,858	166,649
Strategic Hotels & Resorts, Inc.* (REIT)	8,429	104,772
Sun Communities, Inc. (REIT)	1,541	102,816
Sunstone Hotel Investors, Inc. (REIT)	6,396	106,621
Tanger Factory Outlet Centers, Inc. (REIT)	2,895	101,817

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Taubman Centers, Inc. (REIT)	1,943	$149,864
The Geo Group, Inc. (REIT)	2,275	99,509
The Howard Hughes Corp.* (Real Estate)	1,106	171,452
The Macerich Co. (REIT)	4,318	364,137
Two Harbors Investment Corp. (REIT)	11,230	119,263
UDR, Inc. (REIT)	7,937	270,096
Urban Edge Properties (REIT)	2,680	63,516
Ventas, Inc. (REIT)	10,147	740,934
Vornado Realty Trust (REIT)	5,360	600,320
Washington REIT (REIT)	2,049	56,614
Weingarten Realty Investors (REIT)	3,457	124,383
Weyerhaeuser Co. (REIT)	16,105	533,881
WP Carey, Inc. (Real Estate)	2,968	201,824
WP GLIMCHER, Inc. (REIT)	5,678	94,425
Xenia Hotels & Resorts, Inc. (REIT)	3,479	79,147
TOTAL COMMON STOCKS
(Cost $13,262,347)		26,332,056

TOTAL INVESTMENT SECURITIES
(Cost $13,262,347) - 100.4%		26,332,056
Net other assets (liabilities) - (0.4)%		(95,918)

NET ASSETS - 100.0%		$26,236,138

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Entertainment	$101,761	0.4%
Real Estate	1,388,077	5.3%
REIT	24,842,218	94.7%
Other**	(95,918)	(0.4)%
Total	$26,236,138	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (83.7%)
Advanced Micro Devices, Inc.* (Semiconductors)	5,459	$14,630
Altera Corp. (Semiconductors)	2,618	112,338
Analog Devices, Inc. (Semiconductors)	2,709	170,667
Applied Materials, Inc. (Semiconductors)	10,664	240,580
Atmel Corp. (Semiconductors)	3,620	29,793
Avago Technologies, Ltd. (Semiconductors)	2,237	284,054
Broadcom Corp. - Class A (Semiconductors)	4,745	205,435
Cavium, Inc.* (Semiconductors)	459	32,506
Cree, Inc.* (Semiconductors)	960	34,070
Cypress Semiconductor Corp. (Semiconductors)	2,748	38,774
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,022	18,580
Integrated Device Technology, Inc.* (Semiconductors)	1,284	25,706
Intel Corp. (Semiconductors)	41,148	1,286,698
InterDigital, Inc. (Telecommunications)	329	16,693
KLA-Tencor Corp. (Semiconductors)	1,417	82,597
Lam Research Corp. (Semiconductors)	1,379	96,854
Linear Technology Corp. (Semiconductors)	2,071	96,923
Marvell Technology Group, Ltd. (Semiconductors)	3,680	54,096
Maxim Integrated Products, Inc. (Semiconductors)	2,445	85,110
Microchip Technology, Inc. (Semiconductors)	1,765	86,309
Micron Technology, Inc.* (Semiconductors)	9,345	253,530
Microsemi Corp.* (Semiconductors)	834	29,524
NVIDIA Corp. (Semiconductors)	4,481	93,765
ON Semiconductor Corp.* (Semiconductors)	3,782	45,800
Qorvo, Inc.* (Telecommunications)	1,286	102,494
Semtech Corp.* (Semiconductors)	574	15,294
Silicon Laboratories, Inc.* (Semiconductors)	353	17,922
Skyworks Solutions, Inc. (Semiconductors)	1,645	161,687
SunEdison, Inc.* (Energy - Alternate Sources)	2,185	52,440
Synaptics, Inc.* (Computers)	325	26,424
Teradyne, Inc. (Semiconductors)	1,889	35,608
Texas Instruments, Inc. (Semiconductors)	9,094	520,040
Xilinx, Inc. (Semiconductors)	2,262	95,683
TOTAL COMMON STOCKS
(Cost $2,683,357)		4,462,624

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES
(Cost $2,686,357) - 83.8%		4,465,624
Net other assets (liabilities) - 16.2%		865,014

NET ASSETS - 100.0%		$5,330,638

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/15	0.64%	$869,896	$(104)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Computers	$26,424	0.5%
Energy - Alternate Sources	52,440	1.0%
Semiconductors	4,264,573	80.0%
Telecommunications	119,187	2.2%
Other**	868,014	16.3%
Total	$5,330,638	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Computers)	724	$19,852
ACI Worldwide, Inc.* (Software)	790	17,111
Adobe Systems, Inc.* (Software)	3,282	242,671
Advanced Micro Devices, Inc.* (Semiconductors)	4,330	11,604
Akamai Technologies, Inc.* (Software)	1,230	87,385
Allscripts Healthcare Solutions, Inc.* (Software)	1,163	13,909
Altera Corp. (Semiconductors)	2,064	88,566
Amdocs, Ltd. (Computers)	1,076	58,534
Analog Devices, Inc. (Semiconductors)	2,142	134,946
ANSYS, Inc.* (Software)	619	54,590
AOL, Inc.* (Internet)	535	21,191
Apple Computer, Inc. (Computers)	40,100	4,989,643
Applied Materials, Inc. (Semiconductors)	8,456	190,767
ARRIS Group, Inc.* (Telecommunications)	907	26,208
Aruba Networks, Inc.* (Telecommunications)	762	18,661
Aspen Technology, Inc.* (Software)	606	23,325
athenahealth, Inc.* (Software)	260	31,041
Atmel Corp. (Semiconductors)	2,867	23,595
Autodesk, Inc.* (Software)	1,560	91,478
Avago Technologies, Ltd. (Semiconductors)	1,760	223,485
Box, Inc.* - Class A (Internet)	93	1,837
Broadcom Corp. - Class A (Semiconductors)	3,751	162,400
Brocade Communications Systems, Inc. (Computers)	2,981	35,370
CA, Inc. (Software)	2,194	71,546
CACI International, Inc.* - Class A (Computers)	159	14,297
Cadence Design Systems, Inc.* (Computers)	2,018	37,212
Cavium, Inc.* (Semiconductors)	374	26,487
CDK Global, Inc. (Commercial Services)	1,100	51,436
CDW Corp. of Delaware (Internet)	812	30,239
Cerner Corp.* (Software)	2,093	153,334
Ciena Corp.* (Telecommunications)	751	14,502
Cisco Systems, Inc. (Telecommunications)	35,132	967,009
Citrix Systems, Inc.* (Software)	1,108	70,768
Cognizant Technology Solutions Corp.* (Computers)	4,202	262,163
Commscope Holding Co., Inc.* (Telecommunications)	717	20,463
CommVault Systems, Inc.* (Software)	289	12,629
Computer Sciences Corp. (Computers)	972	63,452
Corning, Inc. (Electronics)	8,748	198,405
Cree, Inc.* (Semiconductors)	775	27,505
Cypress Semiconductor Corp. (Semiconductors)	2,187	30,859
Diebold, Inc. (Computers)	452	16,028
DST Systems, Inc. (Computers)	191	21,146
eBay, Inc.* (Internet)	7,581	437,272
Echostar Holding Corp.* (Telecommunications)	295	15,257
Electronics for Imaging, Inc.* (Computers)	323	13,485
EMC Corp. (Computers)	13,692	349,968
Equinix, Inc. (Internet)	392	91,277
F5 Networks, Inc.* (Internet)	490	56,321
Facebook, Inc.* - Class A (Internet)	14,449	1,187,924
Fair Isaac Corp. (Software)	211	18,720
Fairchild Semiconductor International, Inc.* (Semiconductors)	799	14,526
Finisar Corp.* (Telecommunications)	716	15,279
Fortinet, Inc.* (Telecommunications)	978	34,181
Garmin, Ltd. (Electronics)	826	39,252
Gartner Group, Inc.* (Commercial Services)	601	50,394
Google, Inc.* - Class A (Internet)	1,970	1,092,759
Google, Inc.* - Class C (Internet)	1,974	1,081,752
Guidewire Software, Inc.* (Software)	471	24,779
Harris Corp. (Telecommunications)	721	56,787
Hewlett-Packard Co. (Computers)	12,507	389,718
IAC/InterActiveCorp (Internet)	526	35,489
Informatica Corp.* (Software)	760	33,330
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,082	27,180
Integrated Device Technology, Inc.* (Semiconductors)	1,025	20,521
Intel Corp. (Semiconductors)	32,609	1,019,682
InterDigital, Inc. (Telecommunications)	253	12,837
International Business Machines Corp. (Computers)	6,329	1,015,805
Intuit, Inc. (Software)	1,906	184,806
j2 Global, Inc. (Internet)	315	20,689
JDS Uniphase Corp.* (Telecommunications)	1,603	21,031
Juniper Networks, Inc. (Telecommunications)	2,492	56,269
KLA-Tencor Corp. (Semiconductors)	1,113	64,877
Lam Research Corp. (Semiconductors)	1,104	77,539
Leidos Holdings, Inc. (Computers)	434	18,211
Lexmark International, Inc. - Class A (Computers)	423	17,910
Linear Technology Corp. (Semiconductors)	1,650	77,220
Manhattan Associates, Inc.* (Computers)	505	25,558
Marvell Technology Group, Ltd. (Semiconductors)	2,924	42,983
Maxim Integrated Products, Inc. (Semiconductors)	1,950	67,880
Medidata Solutions, Inc.* (Software)	378	18,537
Mentor Graphics Corp. (Computers)	676	16,244
Microchip Technology, Inc. (Semiconductors)	1,393	68,118
Micron Technology, Inc.* (Semiconductors)	7,409	201,006
Microsemi Corp.* (Semiconductors)	656	23,222
Microsoft Corp. (Software)	56,477	2,296,073
Motorola Solutions, Inc. (Telecommunications)	1,315	87,672
NCR Corp.* (Computers)	1,156	34,114
NetApp, Inc. (Computers)	2,143	75,991

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetSuite, Inc.* (Software)	239	$22,170
Nuance Communications, Inc.* (Software)	1,763	25,299
NVIDIA Corp. (Semiconductors)	3,559	74,472
ON Semiconductor Corp.* (Semiconductors)	2,993	36,245
Oracle Corp. (Software)	22,068	952,235
Palo Alto Networks, Inc.* (Telecommunications)	468	68,365
Pandora Media, Inc.* (Internet)	1,267	20,538
Pitney Bowes, Inc. (Office/Business Equipment)	1,394	32,508
Plantronics, Inc. (Telecommunications)	295	15,620
Polycom, Inc.* (Telecommunications)	923	12,368
PTC, Inc.* (Software)	783	28,321
QLIK Technologies, Inc.* (Software)	621	19,332
Qorvo, Inc.* (Telecommunications)	1,026	81,772
Qualcomm, Inc. (Semiconductors)	11,356	787,424
Rackspace Hosting, Inc.* (Software)	801	41,324
Red Hat, Inc.* (Software)	1,263	95,672
Riverbed Technology, Inc.* (Computers)	1,074	22,457
Rovi Corp.* (Semiconductors)	633	11,527
Salesforce.com, Inc.* (Software)	4,169	278,531
SanDisk Corp. (Computers)	1,461	92,949
Science Applications International Corp. (Computers)	268	13,762
Seagate Technology PLC (Computers)	2,263	117,744
Semtech Corp.* (Semiconductors)	467	12,443
ServiceNow, Inc.* (Software)	907	71,454
Silicon Laboratories, Inc.* (Semiconductors)	267	13,556
Skyworks Solutions, Inc. (Semiconductors)	1,316	129,350
SolarWinds, Inc.* (Software)	464	23,775
Solera Holdings, Inc. (Software)	470	24,280
Splunk, Inc.* (Internet)	829	49,077
SS&C Technologies Holdings, Inc. (Software)	474	29,530
SunEdison, Inc.* (Energy - Alternate Sources)	1,727	41,448
Symantec Corp. (Internet)	4,696	109,722
Synaptics, Inc.* (Computers)	250	20,326
Synopsys, Inc.* (Computers)	1,064	49,284
Tableau Software, Inc.* - Class A (Software)	272	25,165
Tech Data Corp.* (Electronics)	261	15,078
Teradata Corp.* (Computers)	1,002	44,228
Teradyne, Inc. (Semiconductors)	1,495	28,181
Texas Instruments, Inc. (Semiconductors)	7,206	412,075
The Ultimate Software Group, Inc.* (Software)	191	32,461
Twitter, Inc.* (Internet)	3,542	177,383
Tyler Technologies, Inc.* (Software)	227	27,360
Vantiv, Inc.* (Commercial Services)	1,002	37,775
VeriFone Systems, Inc.* (Computers)	791	27,598
Verint Systems, Inc.* (Software)	423	26,196
VeriSign, Inc.* (Internet)	729	48,821
ViaSat, Inc.* (Telecommunications)	301	17,943
VMware, Inc.* - Class A (Software)	592	48,550
Western Digital Corp. (Computers)	1,491	135,696
Workday, Inc.* (Software)	654	55,205
Xilinx, Inc. (Semiconductors)	1,795	75,929
Yahoo!, Inc.* (Internet)	5,993	266,299
Zillow Group, Inc.* - Class A (Internet)	292	29,288
TOTAL COMMON STOCKS
(Cost $12,949,438)		24,244,205

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $89,000	$89,000	$89,000
TOTAL REPURCHASE AGREEMENTS
(Cost $89,000)		89,000
TOTAL INVESTMENT SECURITIES
(Cost $13,038,438) - 100.4%		24,333,205
Net other assets (liabilities) - (0.4)%		(91,798)

NET ASSETS - 100.0%		$24,241,407

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Technology invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Commercial Services	$139,605	0.6%
Computers	7,998,745	32.9%
Distribution/Wholesale	27,180	0.1%
Electronics	252,735	1.1%
Energy - Alternate Sources	41,448	0.2%
Internet	4,757,878	19.6%
Office/Business Equipment	32,508	0.1%
Semiconductors	4,178,990	17.2%
Software	5,272,892	21.8%
Telecommunications	1,542,224	6.4%
Other**	(2,798)	NM
Total	$24,241,407	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (53.7%)
AT&T, Inc. (Telecommunications)	58,903	$1,923,183
CenturyLink, Inc. (Telecommunications)	6,439	222,467
Frontier Communications Corp. (Telecommunications)	11,380	80,229
Level 3 Communications, Inc.* (Telecommunications)	3,288	177,026
SBA Communications Corp.* - Class A (Engineering & Construction)	1,470	172,137
Sprint Corp.* (Telecommunications)	8,937	42,361
Telephone & Data Systems, Inc. (Telecommunications)	1,078	26,842
T-Mobile U.S., Inc.* (Telecommunications)	2,997	94,975
Verizon Communications, Inc. (Telecommunications)	47,206	2,295,629
Windstream Holdings, Inc. (Telecommunications)	6,830	50,542
TOTAL COMMON STOCKS
(Cost $3,056,978)		5,085,391

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $26,000	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)		26,000
TOTAL INVESTMENT SECURITIES
(Cost $3,082,978) - 54.0%		5,111,391
Net other assets (liabilities) - 46.0%		4,352,351

NET ASSETS - 100.0%		$9,463,742

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	4/23/15	0.64%	$4,399,472	$(528)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Engineering & Construction	$172,137	1.8%
Telecommunications	4,913,254	51.9%
Other**	4,378,351	46.3%
Total	$9,463,742	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
AGL Resources, Inc. (Gas)	7,816	$388,064
ALLETE, Inc. (Electric)	2,742	144,668
Alliant Energy Corp. (Electric)	7,246	456,498
Ameren Corp. (Electric)	15,849	668,828
American Electric Power, Inc. (Electric)	31,982	1,798,988
American Water Works Co., Inc. (Water)	11,743	636,588
Aqua America, Inc. (Water)	11,550	304,343
Atmos Energy Corp. (Gas)	6,585	364,151
Avista Corp. (Electric)	3,746	128,038
Black Hills Corp. (Electric)	2,918	147,184
Calpine Corp.* (Electric)	22,607	517,022
CenterPoint Energy, Inc. (Gas)	28,075	573,011
Cleco Corp. (Electric)	3,950	215,354
CMS Energy Corp. (Electric)	17,993	628,136
Consolidated Edison, Inc. (Electric)	19,132	1,167,052
Dominion Resources, Inc. (Electric)	38,418	2,722,683
DTE Energy Co. (Electric)	11,577	934,148
Duke Energy Corp. (Electric)	46,217	3,548,542
Dynegy, Inc.* (Electric)	6,745	211,995
Edison International (Electric)	21,282	1,329,487
El Paso Electric Co. (Electric)	2,636	101,855
Entergy Corp. (Electric)	11,789	913,530
Eversource Energy (Electric)	20,693	1,045,410
Exelon Corp. (Electric)	56,164	1,887,671
FirstEnergy Corp. (Electric)	27,512	964,571
Great Plains Energy, Inc. (Electric)	10,070	268,668
Hawaiian Electric Industries, Inc. (Electric)	6,709	215,493
IDACORP, Inc. (Electric)	3,283	206,402
Integrys Energy Group, Inc. (Electric)	5,195	374,144
ITC Holdings Corp. (Electric)	10,138	379,465
National Fuel Gas Co. (Gas)	5,505	332,117
New Jersey Resources Corp. (Gas)	5,579	173,284
NextEra Energy, Inc. (Electric)	28,966	3,013,912
NiSource, Inc. (Gas)	20,655	912,125
NorthWestern Corp. (Electric)	3,072	165,243
NRG Energy, Inc. (Electric)	22,058	555,641
ONE Gas, Inc. (Gas)	3,406	147,241
Pepco Holdings, Inc. (Electric)	16,514	443,071
PG&E Corp. (Electric)	31,119	1,651,485
Piedmont Natural Gas Co., Inc. (Gas)	5,146	189,939
Pinnacle West Capital Corp. (Electric)	7,223	460,466
PNM Resources, Inc. (Electric)	5,203	151,928
Portland General Electric Co. (Electric)	5,109	189,493
PPL Corp. (Electric)	43,566	1,466,432
Public Service Enterprise Group, Inc. (Electric)	33,064	1,386,043
Questar Corp. (Gas)	11,463	273,507
SCANA Corp. (Electric)	9,336	513,387
Sempra Energy (Gas)	15,125	1,648,927
South Jersey Industries, Inc. (Gas)	2,223	120,664
Southern Co. (Electric)	46,805	2,072,524
Southwest Gas Corp. (Gas)	3,046	177,186
TECO Energy, Inc. (Electric)	15,385	298,469
The AES Corp. (Electric)	42,225	542,591
UGI Corp. (Gas)	11,287	367,843
UIL Holdings Corp. (Electric)	3,693	189,894
Vectren Corp. (Gas)	5,395	238,135
Westar Energy, Inc. (Electric)	8,631	334,538
WGL Holdings, Inc. (Gas)	3,248	183,187
Wisconsin Energy Corp. (Electric)	14,731	729,185
Xcel Energy, Inc. (Electric)	33,051	1,150,505
TOTAL COMMON STOCKS
(Cost $22,644,041)		43,320,951

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $45,000	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES
(Cost $22,689,041) - 99.9%		43,365,951
Net other assets (liabilities) - 0.1%		52,342

NET ASSETS - 100.0%		$43,418,293

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of March 31, 2015:

	Value	% of Net Assets
Electric	$36,290,639	83.6%
Gas	6,089,381	14.0%
Water	940,931	2.2%
Other**	97,342	0.2%
Total	$43,418,293	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (48.9%)
U.S. Treasury Bond, 2.50%, 2/15/45	$19,740,000	$19,574,986
TOTAL U.S. TREASURY OBLIGATION
(Cost $19,074,460)		19,574,986

Repurchase Agreements(a)(b)(51.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $20,493,034	20,493,000	20,493,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,493,000)		20,493,000
TOTAL INVESTMENT SECURITIES
(Cost $39,567,460) - 100.1%		40,067,986
Net other assets (liabilities) - (0.1)%		(33,126)

NET ASSETS - 100.0%		$40,034,860

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $300,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Citibank North America	4/06/15	(0.08)%	$30,344,203	$(175,255)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to Schedules of Portfolio Investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $18,079,030	$18,079,000	$18,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,079,000)		18,079,000
TOTAL INVESTMENT SECURITIES (Cost $18,079,000) - 108.6%		18,079,000
Net other assets (liabilities) - (8.6)%		(1,425,652)

NET ASSETS - 100.0%		$16,653,348

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2015, the aggregate amount held in a segregated account was $1,230,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 2/15/45	Citibank North America	4/06/15	(0.22)%	$(20,725,289)	$(1,244,647)

^	Reflects the floating financing rate, as of March 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to Schedules of Portfolio Investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(105.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $544,001	$544,000	$544,000
TOTAL REPURCHASE AGREEMENTS (Cost $544,000)		544,000
TOTAL INVESTMENT SECURITIES (Cost $544,000) - 105.4%		544,000
Net other assets (liabilities) - (5.4)%		(28,018)

NET ASSETS - 100.0%		$515,982

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2015, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to Schedules of Portfolio Investments.

At March 31, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	4/10/15	26,036	$39,732	$38,614	$(1,118)
Canadian dollar vs. U.S. dollar	4/10/15	38,095	30,580	30,078	(502)
Euro vs. U.S. dollar	4/10/15	156,053	172,759	167,795	(4,964)
Japanese yen vs. U.S. dollar	4/10/15	6,348,657	53,062	52,949	(113)
Swedish krona vs. U.S. dollar	4/10/15	47,159	5,642	5,480	(162)
Swiss franc vs. U.S. dollar	4/10/15	10,788	11,233	11,109	(124)
Total Long Contracts			$313,008	$306,025	$(6,983)

At March 31, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	4/10/15	16,219	24,755	24,054	(701)
Canadian dollar vs. U.S. dollar	4/10/15	24,700	19,827	19,502	(325)
Euro vs. U.S. dollar	4/10/15	123,001	136,213	132,256	(3,957)
Japanese yen vs. U.S. dollar	4/10/15	2,521,406	21,075	21,029	(46)
Swedish krona vs. U.S. dollar	4/10/15	146,809	17,565	17,058	(507)
Swiss franc vs. U.S. dollar	4/10/15	7,992	8,324	8,230	(94)
Total Long Contracts			$227,759	$222,129	$(5,630)

See accompanying notes to Schedules of Portfolio Investments.

March 31, 2015  ::  Schedule of Portfolio Investments :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Government Agency Security (9.7%)
Federal Agricultural Mortgage Corp., 0.17%+, 9/23/15	$15,000,000	$14,987,604
TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $14,987,604)		14,987,604

U.S. Treasury Obligations (12.3%)
U.S. Treasury Bill
0.15%+, 1/7/16	7,400,000	7,391,079
0.22%+, 2/4/16	3,000,000	2,994,451
0.23%+, 3/3/16	8,500,000	8,481,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,867,070)		18,867,070

Repurchase Agreements(a)(107.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.09%, dated 3/31/15, due 4/1/15, total to be received $165,885,274	165,885,000	165,885,000
TOTAL REPURCHASE AGREEMENTS (Cost $165,885,000)		165,885,000
TOTAL INVESTMENT SECURITIES (Cost $199,739,674) - 129.8%		199,739,674
Net other assets (liabilities) - (29.8)%		(45,805,143)

NET ASSETS - 100.0%		$153,934,531

+	Reflects the effective yield or interest rate in effect at March 31, 2015.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

The ProFunds VPs’ investments in repurchase agreements are subject to agreements that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties. Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of March 31, 2015, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	RBC Capital Markets, LLC,	Societé Generale,	UMB Bank N.A.,
	0.03%	0.03%	0.05%	0.09%	0.03%
Fund	dated 3/31/15,	dated 3/31/15,	dated 3/31/15,	dated 3/31/15,	dated 3/31/15,
Name	due 4/1/15(1)	due 4/1/15(2)	due 4/1/15(3)	due 4/1/15(4)	due 4/1/15(5)
ProFund VP Bull	$16,040,000	$5,330,000	$5,346,000	$22,724,000	$461,000
ProFund VP Mid-Cap	12,301,000	4,087,000	4,099,000	17,426,000	356,000
ProFund VP Small-Cap	4,621,000	1,535,000	1,539,000	6,548,000	137,000
ProFund VP Dow 30	1,239,000	411,000	412,000	1,755,000	40,000
ProFund VP NASDAQ-100	13,588,000	4,515,000	4,529,000	19,248,000	390,000
ProFund VP Large-Cap Value	10,000	3,000	3,000	14,000	2,000
ProFund VP Large-Cap Growth	30,000	10,000	10,000	43,000	3,000
ProFund VP Mid-Cap Growth	27,000	8,000	9,000	38,000	2,000
ProFund VP Asia 30	2,000	—	—	3,000	2,000
ProFund VP International	6,054,000	2,011,000	2,016,000	8,578,000	179,000
ProFund VP Emerging Markets	277,000	91,000	91,000	394,000	13,000
ProFund VP Japan	6,994,000	2,324,000	2,331,000	9,908,000	200,000
ProFund VP UltraBull	2,861,000	950,000	952,000	4,054,000	88,000
ProFund VP UltraMid-Cap	3,379,000	1,122,000	1,125,000	4,788,000	102,000
ProFund VP UltraSmall-Cap	4,149,000	1,377,000	1,381,000	5,878,000	125,000
ProFund VP UltraNASDAQ-100	13,357,000	4,438,000	4,451,000	18,923,000	386,000
ProFund VP Bear	2,190,000	726,000	730,000	3,102,000	66,000
ProFund VP Short Mid-Cap	104,000	34,000	34,000	147,000	8,000
ProFund VP Short Small-Cap	981,000	325,000	326,000	1,391,000	34,000
ProFund VP Short Dow 30	10,000	3,000	3,000	14,000	4,000
ProFund VP Short NASDAQ-100	886,000	293,000	295,000	1,255,000	33,000
ProFund VP Short International	273,000	90,000	90,000	386,000	12,000
ProFund VP Short Emerging Markets	596,000	196,000	198,000	845,000	23,000
ProFund VP UltraShort Dow 30	15,000	4,000	4,000	21,000	6,000
ProFund VP UltraShort NASDAQ-100	1,187,000	393,000	394,000	1,681,000	42,000
ProFund VP Banks	1,000	—	—	2,000	2,000
ProFund VP Basic Materials	35,000	11,000	11,000	49,000	3,000
ProFund VP Consumer Goods	12,000	4,000	4,000	17,000	2,000
ProFund VP Financials	6,000	2,000	2,000	9,000	1,000
ProFund VP Health Care	216,000	72,000	72,000	306,000	8,000
ProFund VP Industrials	48,000	16,000	16,000	68,000	3,000
ProFund VP Internet	4,000	1,000	1,000	6,000	3,000
ProFund VP Oil & Gas	48,000	16,000	16,000	68,000	3,000
ProFund VP Pharmaceuticals	68,000	22,000	22,000	97,000	4,000
ProFund VP Precious Metals	8,383,000	2,785,000	2,793,000	11,878,000	244,000
ProFund VP Semiconductor	—	—	—	1,000	2,000
ProFund VP Technology	28,000	9,000	9,000	40,000	3,000
ProFund VP Telecommunications	8,000	2,000	2,000	11,000	3,000
ProFund VP Utilities	14,000	4,000	4,000	20,000	3,000
ProFund VP U.S. Government Plus	6,587,000	2,189,000	2,195,000	9,332,000	190,000
ProFund VP Rising Rates Opportunity	5,811,000	1,931,000	1,936,000	8,233,000	168,000
ProFund VP Falling U.S. Dollar	173,000	57,000	57,000	246,000	11,000
ProFund VP Money Market	53,327,000	17,723,000	17,775,000	75,547,000	1,513,000
	$165,940,000	$55,120,000	$55,283,000	$235,094,000	$4,880,000

Each Repurchase Agreement was fully collateralized by U.S. government securities at March 31, 2015 as follows:

(1)  U.S. Treasury Strips, effective yield or interest rate in effect at March 31, 2015, 0.163% to 2.611%, due 2/15/16 to 5/15/40, which had an aggregate value of $169,264,170.

(2)  U.S. Treasury Inflation-Protected Securities (TIPS), 3.875%, due 4/15/29, U.S. Treasury Notes, 2.125% to 4.625%, due 6/30/21 to 5/15/44, which had an aggregate value of $56,228,002.

(3)  U.S. Treasury Inflation-Protected Securities (TIPS), 3.875%, due 4/15/29, U.S. Treasury Strips, effective yield or interest rate in effect at March 31, 2015, 0.457% to 2.549%, due 8/15/16 to 2/15/34, which had an aggregate value of $56,395,241.

(4)  U.S. Treasury Notes, 0.25% to 2.125%, due 12/31/15, which had an aggregate value of $239,801,743.

(5)  U.S. Treasury Notes, 1.00%, due 9/30/16, total value $4,982,759.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended March 31, 2015, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of March 31, 2015, there was no collateral posted by counterparties.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.  A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended March 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$73,388,890	$—	$—	$—	$73,388,890	$—
Repurchase Agreements	—	—	49,901,000	—	49,901,000	—
Futures Contracts	—	201,657	—	—	—	201,657
Swap Agreements	—	—	—	113,903	—	113,903
Total	$73,388,890	$201,657	$49,901,000	$113,903	$123,289,890	$315,560
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$38,269,000	$—	$38,269,000	$—
Futures Contracts	—	164,121	—	—	—	164,121
Swap Agreements	—	—	—	334,663	—	334,663
Total	$—	$164,121	$38,269,000	$334,663	$38,269,000	$498,784
ProFund VP Small-Cap
Common Stocks	$4,175,863	$—	$—	$—	$4,175,863	$—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	14,380,000	—	14,380,000	—
Futures Contracts	—	88,282	—	—	—	88,282
Swap Agreements	—	—	—	110,960	—	110,960
Total	$4,175,863	$88,282	$14,380,983	$110,960	$18,556,846	$199,242

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$3,857,000	$—	$3,857,000	$—
Swap Agreements	—	—	—	(17,446)	—	(17,446)
Total	$—	$—	$3,857,000	$(17,446)	$3,857,000	$(17,446)
ProFund VP NASDAQ-100
Common Stocks	$30,303,567	$—	$—	$—	$30,303,567	$—
Repurchase Agreements	—	—	42,270,000	—	42,270,000	—
Futures Contracts	—	80,201	—	—	—	80,201
Swap Agreements	—	—	—	8,616	—	8,616
Total	$30,303,567	$80,201	$42,270,000	$8,616	$72,573,567	$88,817
ProFund VP Large-Cap Value
Common Stocks	$28,377,858	$—	$—	$—	$28,377,858	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$28,377,858	$—	$32,000	$—	$28,409,858	$—
ProFund VP Large-Cap Growth
Common Stocks	$46,449,085	$—	$—	$—	$46,449,085	$—
Repurchase Agreements	—	—	96,000	—	96,000	—
Total	$46,449,085	$—	$96,000	$—	$46,545,085	$—
ProFund VP Mid-Cap Value
Common Stocks	$19,965,418	$—	$—	$—	$19,965,418	$—
Total	$19,965,418	$—	$—	$—	$19,965,418	$—
ProFund VP Mid-Cap Growth
Common Stocks	$31,358,378	$—	$—	$—	$31,358,378	$—
Repurchase Agreements	—	—	84,000	—	84,000	—
Total	$31,358,378	$—	$84,000	$—	$31,442,378	$—
ProFund VP Small-Cap Value
Common Stocks	$25,425,759	$—	$—	$—	$25,425,759	$—
Total	$25,425,759	$—	$—	$—	$25,425,759	$—
ProFund VP Small-Cap Growth
Common Stocks	$42,229,913	$—	$—	$—	$42,229,913	$—
Total	$42,229,913	$—	$—	$—	$42,229,913	$—
ProFund VP Asia 30
Common Stocks	$31,974,784	$—	$—	$—	$31,974,784	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Total	$31,974,784	$—	$7,000	$—	$31,981,784	$—
ProFund VP Europe 30
Common Stocks	$31,135,044	$—	$—	$—	$31,135,044	$—
Total	$31,135,044	$—	$—	$—	$31,135,044	$—
ProFund VP International
Repurchase Agreements	$—	$—	$18,838,000	$—	$18,838,000	$—
Swap Agreements	—	—	—	(302,077)	—	(302,077)
Total	$—	$—	$18,838,000	$(302,077)	$18,838,000	$(302,077)
ProFund VP Emerging Markets
Common Stocks	$9,390,004	$—	$—	$—	$9,390,004	$—
Preferred Stocks	977,279	—	—	—	977,279	—
Repurchase Agreements	—	—	866,000	—	866,000	—
Swap Agreements	—	—	—	8,674	—	8,674
Total	$10,367,283	$—	$866,000	$8,674	$11,233,283	$8,674
ProFund VP Japan
Repurchase Agreements	$—	$—	$21,757,000	$—	$21,757,000	$—
Futures Contracts	—	366,066	—	—	—	366,066
Total	$—	$366,066	$21,757,000	$—	$21,757,000	$366,066

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraBull
Common Stocks	$23,963,719	$—	$—	$—	$23,963,719	$—
Repurchase Agreements	—	—	8,905,000	—	8,905,000	—
Futures Contracts	—	12,296	—	—	—	12,296
Swap Agreements	—	—	—	426,928	—	426,928
Total	$23,963,719	$12,296	$8,905,000	$426,928	$32,868,719	$439,224
ProFund VP UltraMid-Cap
Common Stocks	$18,189,793	$—	$—	$—	$18,189,793	$—
Repurchase Agreements	—	—	10,516,000	—	10,516,000	—
Futures Contracts	—	33,666	—	—	—	33,666
Swap Agreements	—	—	—	454,633	—	454,633
Total	$18,189,793	$33,666	$10,516,000	$454,633	$28,705,793	$488,299
ProFund VP UltraSmall-Cap
Common Stocks	$17,582,577	$—	$—	$—	$17,582,577	$—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	12,910,000	—	12,910,000	—
Futures Contracts	—	153,534	—	—	—	153,534
Swap Agreements	—	—	—	440,657	—	440,657
Total	$17,582,577	$153,534	$12,912,016	$440,657	$30,494,593	$594,191
ProFund VP UltraNASDAQ-100
Common Stocks	$47,475,589	$—	$—	$—	$47,475,589	$—
Repurchase Agreements	—	—	41,555,000	—	41,555,000	—
Futures Contracts	—	54,175	—	—	—	54,175
Swap Agreements	—	—	—	279,430	—	279,430
Total	$47,475,589	$54,175	$41,555,000	$279,430	$89,030,589	$333,605
ProFund VP Bear
Repurchase Agreements	$—	$—	$6,814,000	$—	$6,814,000	$—
Futures Contracts	—	(18,125)	—	—	—	(18,125)
Swap Agreements	—	—	—	(18,550)	—	(18,550)
Total	$—	$(18,125)	$6,814,000	$(18,550)	$6,814,000	$(36,675)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$327,000	$—	$327,000	$—
Swap Agreements	—	—	—	(3,917)	—	(3,917)
Total	$—	$—	$327,000	$(3,917)	$327,000	$(3,917)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,057,000	$—	$3,057,000	$—
Futures Contracts	—	(7,683)	—	—	—	(7,683)
Swap Agreements	—	—	—	(15,264)	—	(15,264)
Total	$—	$(7,683)	$3,057,000	$(15,264)	$3,057,000	$(22,947)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$34,000	$—	$34,000	$—
Swap Agreements	—	—	—	(143)	—	(143)
Total	$—	$—	$34,000	$(143)	$34,000	$(143)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$2,762,000	$—	$2,762,000	$—
Futures Contracts	—	(2,605)	—	—	—	(2,605)
Swap Agreements	—	—	—	(37,874)	—	(37,874)
Total	$—	$(2,605)	$2,762,000	$(37,874)	$2,762,000	$(40,479)
ProFund VP Short International
Repurchase Agreements	$—	$—	$851,000	$—	$851,000	$—
Swap Agreements	—	—	—	13,371	—	13,371
Total	$—	$—	$851,000	$13,371	$851,000	$13,371

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,858,000	$—	$1,858,000	$—
Swap Agreements	—	—	—	(23,623)	—	(23,623)
Total	$—	$—	$1,858,000	$(23,623)	$1,858,000	$(23,623)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$50,000	$—	$50,000	$—
Swap Agreements	—	—	—	(407)	—	(407)
Total	$—	$—	$50,000	$(407)	$50,000	$(407)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$3,697,000	$—	$3,697,000	$—
Swap Agreements	—	—	—	67,648	—	67,648
Total	$—	$—	$3,697,000	$67,648	$3,697,000	$67,648
ProFund VP Banks
Common Stocks	$4,124,501	$—	$—	$—	$4,124,501	$—
Repurchase Agreements	—	—	5,000	—	5,000	—
Swap Agreements	—	—	—	(190)	—	(190)
Total	$4,124,501	$—	$5,000	$(190)	$4,129,501	$(190)
ProFund VP Basic Materials
Common Stocks	$18,826,946	$—	$—	$—	$18,826,946	$—
Repurchase Agreements	—	—	109,000	—	109,000	—
Total	$18,826,946	$—	$109,000	$—	$18,935,946	$—
ProFund VP Biotechnology
Common Stocks	$60,851,458	$—	$—	$—	$60,851,458	$—
Swap Agreements	—	—	—	(3,060)	—	(3,060)
Total	$60,851,458	$—	$—	$(3,060)	$60,851,458	$(3,060)
ProFund VP Consumer Goods
Common Stocks	$21,982,024	$—	$—	$—	$21,982,024	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Total	$21,982,024	$—	$39,000	$—	$22,021,024	$—
ProFund VP Consumer Services
Common Stocks	$39,820,017	$—	$—	$—	$39,820,017	$—
Total	$39,820,017	$—	$—	$—	$39,820,017	$—
ProFund VP Financials
Common Stocks	$30,613,961	$—	$—	$—	$30,613,961	$—
Repurchase Agreements	—	—	20,000	—	20,000	—
Total	$30,613,961	$—	$20,000	$—	$30,633,961	$—
ProFund VP Health Care
Common Stocks	$95,051,416	$—	$—	$—	$95,051,416	$—
Repurchase Agreements	—	—	674,000	—	674,000	—
Total	$95,051,416	$—	$674,000	$—	$95,725,416	$—
ProFund VP Industrials
Common Stocks	$24,010,825	$—	$—	$—	$24,010,825	$—
Repurchase Agreements	—	—	151,000	—	151,000	—
Total	$24,010,825	$—	$151,000	$—	$24,161,825	$—
ProFund VP Internet
Common Stocks	$9,060,897	$—	$—	$—	$9,060,897	$—
Repurchase Agreements	—	—	15,000	—	15,000	—
Total	$9,060,897	$—	$15,000	$—	$9,075,897	$—
ProFund VP Oil & Gas
Common Stocks	$56,066,731	$—	$—	$—	$56,066,731	$—
Repurchase Agreements	—	—	151,000	—	151,000	—
Total	$56,066,731	$—	$151,000	$—	$56,217,731	$—

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Pharmaceuticals
Common Stocks	$25,979,854	$—	$—	$—	$25,979,854	$—
Repurchase Agreements	—	—	213,000	—	213,000	—
Swap Agreements	—	—	—	(1,956)	—	(1,956)
Total	$25,979,854	$—	$213,000	$(1,956)	$26,192,854	$(1,956)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$26,083,000	$—	$26,083,000	$—
Swap Agreements	—	—	—	(1,480,173)	—	(1,480,173)
Total	$—	$—	$26,083,000	$(1,480,173)	$26,083,000	$(1,480,173)
ProFund VP Real Estate
Common Stocks	$26,332,056	$—	$—	$—	$26,332,056	$—
Total	$26,332,056	$—	$—	$—	$26,332,056	$—
ProFund VP Semiconductor
Common Stocks	$4,462,624	$—	$—	$—	$4,462,624	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Swap Agreements	—	—	—	(104)	—	(104)
Total	$4,462,624	$—	$3,000	$(104)	$4,465,624	$(104)
ProFund VP Technology
Common Stocks	$24,244,205	$—	$—	$—	$24,244,205	$—
Repurchase Agreements	—	—	89,000	—	89,000	—
Total	$24,244,205	$—	$89,000	$—	$24,333,205	$—
ProFund VP Telecommunications
Common Stocks	$5,085,391	$—	$—	$—	$5,085,391	$—
Repurchase Agreements	—	—	26,000	—	26,000	—
Swap Agreements	—	—	—	(528)	—	(528)
Total	$5,085,391	$—	$26,000	$(528)	$5,111,391	$(528)
ProFund VP Utilities
Common Stocks	$43,320,951	$—	$—	$—	$43,320,951	$—
Repurchase Agreements	—	—	45,000	—	45,000	—
Total	$43,320,951	$—	$45,000	$—	$43,365,951	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$19,574,986	$—	$19,574,986	$—
Repurchase Agreements	—	—	20,493,000	—	20,493,000	—
Swap Agreements	—	—	—	(175,255)	—	(175,255)
Total	$—	$—	$40,067,986	$(175,255)	$40,067,986	$(175,255)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$18,079,000	$—	$18,079,000	$—
Swap Agreements	—	—	—	(1,244,647)	—	(1,244,647)
Total	$—	$—	$18,079,000	$(1,244,647)	$18,079,000	$(1,244,647)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$544,000	$—	$544,000	$—
Forward Currency Contracts	—	—	—	(12,613)	—	(12,613)
Total	$—	$—	$544,000	$(12,613)	$544,000	$(12,613)
ProFund VP Money Market
U.S. Government Agency Security	$—	$—	$14,987,604	$—	$14,987,604	$—
U.S. Treasury Obligations	—	—	18,867,070	—	18,867,070	—
Repurchase Agreements	—	—	165,885,000	—	165,885,000	—
Total	$—	$—	$199,739,674	$—	$199,739,674	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Most of the ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or inverse multiple of the performance of a benchmark on a single day. These ProFunds VP are subject to all of the correlation risks described below. In addition, because the ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times that stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2015 (unaudited)

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund VP’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund VP. Furthermore a ProFund VP’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest

March 31, 2015 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At March 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$96,728,003	$33,292,031	$(6,730,144)	$26,561,887
ProFund VP Mid-Cap	38,269,000	—	—	—
ProFund VP Small-Cap	17,241,740	1,555,874	(240,768)	1,315,106
ProFund VP Dow 30	3,857,000	—	—	—
ProFund VP NASDAQ-100	53,903,930	20,808,348	(2,138,711)	18,669,637
ProFund VP Large-Cap Value	24,854,666	8,031,788	(4,476,596)	3,555,192
ProFund VP Large-Cap Growth	32,175,067	16,410,478	(2,040,460)	14,370,018
ProFund VP Mid-Cap Value	16,740,987	5,758,892	(2,534,461)	3,224,431
ProFund VP Mid-Cap Growth	24,403,531	8,503,827	(1,464,980)	7,038,847
ProFund VP Small-Cap Value	22,937,972	6,331,050	(3,843,263)	2,487,787
ProFund VP Small-Cap Growth	34,556,685	9,761,989	(2,088,761)	7,673,228
ProFund VP Asia 30	21,732,609	14,853,460	(4,604,285)	10,249,175
ProFund VP Europe 30	30,961,402	6,980,631	(6,806,989)	173,642
ProFund VP International	18,838,000	—	—	—
ProFund VP Emerging Markets	10,448,506	2,837,361	(2,052,584)	784,777
ProFund VP Japan	21,757,000	—	—	—
ProFund VP UltraBull	29,578,709	5,113,320	(1,823,310)	3,290,010
ProFund VP UltraMid-Cap	23,649,068	6,998,405	(1,941,680)	5,056,725
ProFund VP UltraSmall-Cap	25,821,098	5,940,973	(1,267,478)	4,673,495
ProFund VP UltraNASDAQ-100	70,098,489	21,400,411	(2,468,311)	18,932,100
ProFund VP Bear	6,814,000	—	—	—
ProFund VP Short Mid-Cap	327,000	—	—	—
ProFund VP Short Small-Cap	3,057,000	—	—	—
ProFund VP Short Dow 30	34,000	—	—	—
ProFund VP Short NASDAQ-100	2,762,000	—	—	—
ProFund VP Short International	851,000	—	—	—
ProFund VP Short Emerging Markets	1,858,000	—	—	—
ProFund VP UltraShort Dow 30	50,000	—	—	—
ProFund VP UltraShort NASDAQ-100	3,697,000	—	—	—
ProFund VP Banks	4,226,545	2,607,938	(2,704,982)	(97,044)
ProFund VP Basic Materials	12,962,028	10,496,258	(4,522,340)	5,973,918
ProFund VP Biotechnology	31,250,998	33,313,934	(3,713,474)	29,600,460
ProFund VP Consumer Goods	11,676,430	12,108,939	(1,764,345)	10,344,594
ProFund VP Consumer Services	26,605,259	14,538,036	(1,323,278)	13,214,758
ProFund VP Financials	22,811,463	18,633,016	(10,810,518)	7,822,498
ProFund VP Health Care	57,395,010	43,579,236	(5,248,830)	38,330,406
ProFund VP Industrials	15,946,962	10,101,459	(1,886,596)	8,214,863
ProFund VP Internet	4,844,536	5,065,258	(833,897)	4,231,361
ProFund VP Oil & Gas	34,866,473	28,959,648	(7,608,390)	21,351,258
ProFund VP Pharmaceuticals	19,752,864	8,346,908	(1,906,918)	6,439,990
ProFund VP Precious Metals	26,083,000	—	—	—
ProFund VP Real Estate	16,765,863	13,110,077	(3,543,884)	9,566,193
ProFund VP Semiconductor	3,082,377	1,779,267	(396,020)	1,383,247
ProFund VP Technology	15,466,852	11,305,484	(2,439,131)	8,866,353
ProFund VP Telecommunications	4,562,390	2,028,413	(1,479,412)	549,001
ProFund VP Utilities	26,786,810	20,676,910	(4,097,769)	16,579,141
ProFund VP U.S. Government Plus	39,662,575	500,526	(95,115)	405,411
ProFund VP Rising Rates Opportunity	18,079,000	—	—	—
ProFund VP Falling U.S. Dollar	544,000	—	—	—
ProFund VP Money Market	199,739,674	—	—	—

6. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform over the next two years. As a result, the ProFund VP Money Market may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund VP Money Market.

8. Subsequent Event

Effective April 1, 2015, Sungard Investor Services LLC acts as the Trust’s transfer agent. Prior to April 1, 2015, Citi Fund Services Ohio, Inc., a wholly owned subsidiary of Citi Fund Services, Inc., acted as the Trust’s transfer agent.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 28, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2015

* Print the name and title of each signing officer under his or her signature.